[LOGO]


                SEMI-ANNUAL REPORT
                APRIL 30, 2001

                -   Manager Discussions

                -   Financials



                              [BACKGROUND GRAPHIC]

                                                 THE HARTFORD MUTUAL FUNDS, INC.

TABLE
OF
CONTENTS

       Manager Discussions                                                     1

       The Hartford Mutual Funds, Inc. Financial Statements

          Statements of Net Assets or Statements of Assets and Liabilities as of April 30, 2001:

             The Hartford Global Communications Fund                          16
             The Hartford Global Financial Services Fund                      18
             The Hartford Global Health Fund                                  20
             The Hartford Global Technology Fund                              22
             The Hartford Small Company Fund                                  23
             The Hartford Capital Appreciation Fund                           26
             The Hartford MidCap Fund                                         29
             The Hartford International Opportunities Fund                    32
             The Hartford Global Leaders Fund                                 36
             The Hartford Stock Fund                                          39
             The Hartford Growth and Income Fund                              41
             The Hartford Dividend and Growth Fund                            43
             The Hartford Advisers Fund                                       45
             The Hartford High Yield Fund                                     50
             The Hartford Bond Income Strategy Fund                           55
             The Hartford Money Market Fund                                   59

          Statement of Operations for the Six Months Ended as of April 30,
       2001                                                                   62

          Statement of Changes in Net Assets for the Six Months Ended as of
       April 30, 2001                                                         64

          Statement of Changes in Net Assets for the Period Ended October 31,
       2000*                                                                  66

          Notes to Financial Statements                                       68

          Financial Highlights                                                86

       * The Hartford Mutual Funds, Inc. changed its fiscal year-end from December 31 to October 31. As a result, these financial statements are for a ten-month period ending October 31, 2000.

THE HARTFORD
     GLOBAL COMMUNICATIONS FUND
================================================================================

PORTFOLIO MANAGEMENT TEAM

         MICHAEL A. TYLER, CFA
         Senior Vice President and Partner
         Wellington Management Company, LLP

         DAVID NINCIC, CFA
         Assistant Vice President
         Wellington Management Company, LLP

         KRISTINA G. STAFF, CFA
         Analyst
         Wellington Management Company, LLP

         JOHN F. AVERILL, CFA
         Senior Vice President and Partner
         Wellington Management Company, LLP

         SCOTT E. SIMPSON
         Senior Vice President and Partner
         Wellington Management Company, LLP



       PERFORMANCE OVERVIEW

    10/31/00 - 4/30/01
    Growth of a $10,000 Investment in
    Class A which includes Sales Charge

               [LINE CHART]

                              Global Comm        Value          MSCI Broad Tele        Value
       7/22/96
       7/31/96
       8/31/96
       9/30/96
      10/31/96
      11/30/96
      12/31/96
       1/31/97
       2/28/97
       3/31/97
       4/30/97
       5/31/97
       6/30/97
       7/31/97
       8/31/97
       9/30/97
      10/31/97
      11/30/97
      12/31/97
       1/31/98
       2/28/98
       3/31/98
       4/30/98
       5/31/98
       6/30/98
       7/31/98
       8/31/98
       9/30/98
      10/31/98
      11/30/98
      12/31/98
       1/31/99
       2/28/99
       3/31/99
       4/30/99
       5/31/99
       6/30/99
       7/31/99
       8/31/99
       9/30/99
      10/31/99
      11/30/99
      12/31/99
       1/31/00
       2/29/00
       3/31/00
       4/30/00
       5/31/00
       6/30/00
       7/31/00
       8/31/00
       9/30/00
      10/31/00                                  9,450                              10,000
      11/31/00                  -0.226          7,314              -0.1301          8,699
      12/31/00                  0.0116          7,399              -0.0535          8,234
       1/30/01                  0.2005          8,883               0.1016          9,070
       1/30/02                 -0.2043          7,068              -0.1533          7,680
       3/30/01                 -0.1537          5,982              -0.0652          7,179
       4/30/01                  0.0853          6,492               0.0894          7,821


GLOBAL COMMUNICATIONS FUND
  $9,450 starting value

MSCI BROAD TELECOM
  $10,000 starting value



RETURNS (Inception 10/31/00)

                                         Standard                 Non-Standard
                           CUMULATIVE SINCE INCEP.(1)   CUMULATIVE SINCE INCEP.(2)
                           -----------------------------------------------------
Global Communications A                   - 35.08%                     - 31.30%
Global Communications B                   - 36.50%                     - 31.50%
Global Communications C                   - 33.28%                     - 31.60%
MSCI Broad Telecom                                                      - 21.8%


The chart represents a hypothetical investment in The Hartford Global Communications Fund. Past performance does not guarantee future results.

The value of shares will fluctuate so that when redeemed, shares may be worth more or less than their original cost.

(1) The initial investment in Class A and C shares reflects the maximum sales charge and B shares reflect a CDSC.

(2) Performance results do not reflect sales charge.

A $10,000 investment in the fund's Class B shares at the Fund's inception on 10/31/00 would have been valued at $6,850 on 4/30/01 ($6,508 with a redemption at the end of the period.)

A $10,000 investment in the fund's Class C shares at the Fund's inception on 10/31/00 would have been valued at $6,704 on 4/30/01 ($6,704 with a redemption at the end of the period.)



Q.  HOW DID THE FUND PERFORM?

Hartford Global Communications Fund returned -31.5% for the six-month period ending April 30, 2001. The Fund underperformed its benchmark, the MSCI Broad Telecommunications Index, which returned -21.8%, but outperformed the Lipper Telecommunications Average, which returned -37.3% over the period.

Q.  WHY DID THE FUND PERFORM THIS WAY?

The global economy was clearly in the midst of a widespread deceleration, possibly deepening into a recession, over the last six months. Communications equities began to reflect a deteriorating environment a year ago, but the severity and the rapidity of the downturn caught nearly all investors by surprise. The telecommunications sector suffered under the weight of excess capacity that was built with excess debt. We expected many companies to fail, either from a lack of funding for their unrealistically ambitious plans or from deteriorating demand in a weaker economy. Yet the outlook was hardly gloomy for the entire industry - to the contrary, many individual companies delivered outstanding results. Yet the market's extreme pessimism punished even companies with near-perfect track records. Thus, we found ourselves in the unhappy position of having owned the best companies but not the best stocks.

Q.  WHAT IS YOUR OUTLOOK?

We see countervailing forces at work on equity valuations: a trend toward lower interest rates is favorable, of course, but the telecommunication industry's excess capital investment still needs to be absorbed by growing demand. The industry may not return to investor grace quickly; for this reason, we are maintaining our large positions in some of the better defensive companies, but we are also beginning to buy some high-quality growth companies at exceptionally cheap valuations. In time, investors will reward management teams that emerge from this difficult period with strong balance sheets, realistic business plans, and unblemished track records.

Longer-term, we believe that the communication industry's demand growth remains healthy in most areas, that pricing will likely decline more slowly than unit cost, and that competition is vigorous but not punitive. Therefore, we continue to maintain a positive outlook on the growth of the communications sector and believe that this area will remain one of the most dynamic sectors of the global economy.

THE HARTFORD
     GLOBAL FINANCIAL SERVICES FUND
================================================================================

PORTFOLIO MANAGEMENT TEAM


         MARK T. LYNCH, CFA
         Senior Vice President and Partner
         Portfolio Coordinator
         Bank Analyst
         Wellington Management Company, LLP

         THEODORE SHASTA, CFA
         Senior Vice President and Partner
         Insurance Analyst
         Wellington Management Company, LLP

         MARK D. MANDEL, CFA
         Vice President
         Non-Bank Financial Services Analyst
         Wellington Management Company, LLP

         ERIC HALET
         Non-U.S. Banks Analyst
         Wellington Management Company, LLP



       PERFORMANCE OVERVIEW

    10/31/00 - 4/30/01
    Growth of a $10,000 Investment in
    Class A which includes Sales Charge

               [LINE CHART]

                                Global Fin         Value       MSCI Fin Index     Value
       7/22/96
       7/31/96
       8/31/96
       9/30/96
      10/31/96
      11/30/96
      12/31/96
       1/31/97
       2/28/97
       3/31/97
       4/30/97
       5/31/97
       6/30/97
       7/31/97
       8/31/97
       9/30/97
      10/31/97
      11/30/97
      12/31/97
       1/31/98
       2/28/98
       3/31/98
       4/30/98
       5/31/98
       6/30/98
       7/31/98
       8/31/98
       9/30/98
      10/31/98
      11/30/98
      12/31/98
       1/31/99
       2/28/99
       3/31/99
       4/30/99
       5/31/99
       6/30/99
       7/31/99
       8/31/99
       9/30/99
      10/31/99
      11/30/99
      12/31/99
       1/31/00
       2/29/00
       3/31/00
       4/30/00
       5/31/00
       6/30/00
       7/31/00
       8/31/00
       9/30/00
      10/31/00                                    9,450                         10,000
      11/31/00                 -0.038             9,091         -0.0382          9,618
      12/31/00                  0.104            10,036          0.0769         10,358
       1/30/01                -0.0179             9,857          0.0003         10,361
       1/30/02                 -0.023             9,630         -0.0652          9,685
       3/30/01                -0.0353             9,290          -0.059          9,114
       4/30/01                 0.0458             9,715          0.0425          9,501


GLOBAL FINANCIAL SERVICES FUND
  $9,450 starting value

MSCI FINANCIAL INDEX
  $10,000 starting value



RETURNS (Inception 10/31/00)

                                                 Standard                 Non-Standard
                                   CUMULATIVE SINCE INCEP.(1)   CUMULATIVE SINCE INCEP.(2)
                                   -----------------------------------------------------
Global Financial Services A                       - 2.85%              2.80%
Global Financial Services B                       - 2.60%              2.40%
Global Financial Services C                          .38%              2.40%
MSCI Finance ex Real Estate Index                                     - 5.0%


The chart represents a hypothetical investment in The Hartford Global Financial Services Fund. Past performance does not guarantee future results.

The value of shares will fluctuate so that when redeemed, shares may be worth more or less than their original cost.

(1) The initial investment in Class A and C shares reflects the maximum sales charge and B shares reflect a CDSC.

(2) Performance results do not reflect sales charge.

A $10,000 investment in the fund's Class B shares at the Fund's inception on 10/31/00 would have been valued at $10,240 on 4/30/01 ($9,728 with a redemption at the end of the period.)

A $10,000 investment in the fund's Class C shares at the Fund's inception on 10/31/00 would have been valued at $10,138 on 4/30/01 ($10,036 with a redemption at the end of the period.)



Q.  HOW DID THE FUND PERFORM?

Hartford Global Financial Services Fund returned 2.8% for the six-month period ending April 30, 2001 outperforming both the MSCI Finance ex Real Estate Index, which returned -5.0%, and the Lipper Financial Services Average, which returned 1.7%, for the same period.

Q.  WHY DID THE FUND PERFORM THIS WAY?

The shift from rapidly rising interest rates to rapidly falling interest rates allowed the financial stocks to hold their own over the last six-months. Our bank investments have been focused on local, retail banks and specialty institutions rather than the capital markets banks due to our concern over loan quality and trading results of the global banks. Our insurance investments are comprised of companies that have excellent growth potential by virtue of their market position. Finally, the Fund's insurance investments are primarily niche players who control their own distribution rather than the traditional insurance companies reliant on the agency system. Three key holdings that positively contributed to the Fund's performance were Bank of Bermuda, Pacific Century and Abbey National.

Q.  WHAT IS YOUR OUTLOOK?

The overall outlook for financial stocks is uncertain, as global credit quality is heavily dependent on the length of the current U.S. economic weakness. We intend to remain defensively positioned until valuations reach a level that offer higher potential returns and therefore warrant a more aggressive investment posture. Long-term, we continue to believe that the financial services sector will continue to provide good investment opportunities. As a result, we remain ready to take advantage of these investment opportunities as they arise.

THE HARTFORD
     GLOBAL HEALTH FUND
================================================================================

PORTFOLIO MANAGEMENT TEAM


         JOSEPH H. SCHWARTZ, CFA
         Senior Vice President and Partner
         Wellington Management Company, LLP

         ANN C. GALLO
         Vice President
         Wellington Management Company, LLP

         JEAN H. HYNES, CFA
         Senior Vice President and Partner
         Wellington Management Company, LLP

         KIRK J. MAYER
         Assistant Vice President
         Wellington Management Company, LLP



       PERFORMANCE OVERVIEW

    5/1/00 - 4/30/01
    Growth of a $10,000 investment in
    Class A which includes Sales Charge

              [LINE CHART]

               Global Health       Value         GS Health       Value
                 5/1/00
   7/22/96
   7/31/96
   8/31/96
   9/30/96
  10/31/96
  11/30/96
  12/31/96
   1/31/97
   2/28/97
   3/31/97
   4/30/97
   5/31/97
   6/30/97
   7/31/97
   8/31/97
   9/30/97
  10/31/97
  11/30/97
  12/31/97
   1/31/98
   2/28/98
   3/31/98
   4/30/98
   5/31/98
   6/30/98
   7/31/98
   8/31/98
   9/30/98
  10/31/98
  11/30/98
  12/31/98
   1/31/99
   2/28/99
   3/31/99
   4/30/99
   5/31/99
   6/30/99
   7/31/99
   8/31/99
   9/30/99
  10/31/99
  11/30/99
  12/31/99
   1/31/00
   2/29/00
   3/31/00
   4/30/00                        $ 9,450                        $10,000
   5/31/00         1.80%          $ 9,620          2.74%         $10,274
   6/30/00        17.70%          $11,323         10.88%         $11,392
   7/31/00       0.0159           $11,503         -3.38%         $11,007
   8/31/00       0.0535           $12,118          3.61%         $11,404
   9/30/00       0.0664           $12,923          4.41%         $11,907
  10/31/00       0.0146           $13,112          2.41%         $12,194
  11/31/00       0.0268           $13,463          1.41%         $12,366
  12/31/00       0.0373           $13,965          3.62%         $12,814
   1/30/01      -0.0571           $13,168         -9.23%         $11,631
   1/30/02       -0.003           $13,128         -0.47%         $11,576
   3/30/01      -0.0615           $12,321         -8.92%         $10,544
   4/30/01       0.0535           $12,980          4.37%         $11,004

GLOBAL HEALTH FUND
  $9,450 starting value

GOLDMAN SACHS HEALTH INDEX
  $10,000 starting value



RETURNS (Inception 5/1/00)

                                        Standard                 Non-Standard
                          CUMULATIVE SINCE INCEP.(1)   CUMULATIVE SINCE INCEP.(2)
                          -----------------------------------------------------

Global Health A                           29.81%                        37.36%
Global Health B                           31.35%                        36.35%
Global Health C                           33.98%                        36.34%
Goldman Sachs Health                                                    10.67%


The chart represents a hypothetical investment in The Hartford Global Health Fund. Past performance does not guarantee future results.

The value of shares will fluctuate so that when redeemed, shares may be worth more or less than their original cost.

(1) The initial investment in Class A and C shares reflects the maximum sales charge and B shares reflect a CDSC.

(2) Performance results do not reflect sales charge.

A $10,000 investment in the fund's Class B shares at the Fund's inception on 5/01/00 would have been valued at $13,635 on 4/30/01 ($12,953 with a redemption at the end of the period.)

A $10,000 investment in the fund's Class C shares at the Fund's inception on 5/01/00 would have been valued at $13,498 on 4/30/01 ($13,363 with a redemption at the end of the period.)



Q.  HOW DID THE FUND PERFORM?

The Hartford Global Health Fund returned -1.0% for the six-month period ending April 30, 2001. The Fund outperformed both its benchmarks, the Goldman Sachs Health Index, which returned -9.8% and the Lipper Health and Biotechnology Average, which returned -16.2% over the period.

Q.  WHY DID THE FUND PERFORM THIS WAY?

The Fund continued to underweight pharmaceutical stocks based on our lingering valuation concerns. The current high valuations of pharmaceuticals do not adequately reflect the potential for tougher future product pricing in the U.S. or the prolonged current slowdown of new drug approvals by the U.S. Food & Drug Administration (FDA). The Fund did have exposure in European pharmaceutical companies that do not face these near-term pressures.

The Fund continued to maintain its overweight position in both health care service and medical device stocks. Favorable regulatory and reimbursement environments, strong patient census trends and today's scientific renaissance all provide favorable long-term growth prospects for these industries. Near-term, these sub-sectors offer attractive valuations. Finally, the Fund is overweight in biotechnology, genomics, and life science instrumentation stocks relative to the benchmark weighting given the more reasonable recent valuations within these areas. The key holdings within the portfolio during this time period included Genzyme Corp., AstraZeneca and Baxter International.

Q.  WHAT IS YOUR OUTLOOK?

We remain optimistic about future growth prospects for the global health care sector and health care stocks. Profit taking and market rotation during the last six months has reduced valuations, thereby increasing prospective investment returns in healthcare stocks. Meanwhile the powerful growth drivers of aging demographics, technological advancement and global expansion remain intact. Additionally, the over-due, but inevitable recovery of the Euro relative to the U.S. dollar will likely reinforce the health care sector's underlying strong growth prospects, boosting the probabilities of future positive earnings surprises for U.S.-based companies.

THE HARTFORD
     GLOBAL TECHNOLOGY FUND
================================================================================

PORTFOLIO MANAGEMENT TEAM


         SCOTT E. SIMPSON
         Senior Vice President and Partner
         Wellington Management Company, LLP

         JOHN F. AVERILL, CFA
         Senior Vice President and Partner
         Wellington Management Company, LLP

         BRUCE L. GLAZER
         Assistant Vice President
         Wellington Management Company, LLP

         PAUL D. JACKSON
         Assistant Vice President
         Wellington Management Company, LLP

         ERIC STROMQUIST
         Senior Vice President and Partner
         Wellington Management Company, LLP



       PERFORMANCE OVERVIEW

    5/1/00 - 4/30/01
    Growth of a $10,000 Investment in
    Class A which includes Sales Charge

               [LINE CHART]


               Global Tech   Value    GS Tech    Value
                 5/1/00
   7/22/96
   7/31/96
   8/31/96
   9/30/96
  10/31/96
  11/30/96
  12/31/96
   1/31/97
   2/28/97
   3/31/97
   4/30/97
   5/31/97
   6/30/97
   7/31/97
   8/31/97
   9/30/97
  10/31/97
  11/30/97
  12/31/97
   1/31/98
   2/28/98
   3/31/98
   4/30/98
   5/31/98
   6/30/98
   7/31/98
   8/31/98
   9/30/98
  10/31/98
  11/30/98
  12/31/98
   1/31/99
   2/28/99
   3/31/99
   4/30/99
   5/31/99
   6/30/99
   7/31/99
   8/31/99
   9/30/99
  10/31/99
  11/30/99
  12/31/99
   1/31/00
   2/29/00
   3/31/00
   4/30/00                  $ 9,450             $10,000
   5/31/00         -9.93%   $ 8,512   -12.20%   $ 8,780
   6/30/00         15.28%   $ 9,812    12.30%   $ 9,860
   7/31/00       -0.0644    $ 9,180    -4.66%   $ 9,400
   8/31/00        0.1356    $10,425   13.01%    $10,623
   9/30/00       -0.1435    $ 8,929   -16.20%   $ 8,902
  10/31/00       -0.0926    $ 8,102    -7.55%   $ 8,230
  11/31/00       -0.2415    $ 6,146   -22.90%   $ 6,346
  12/31/00       -0.0351    $ 5,930    -8.57%   $ 5,802
   1/30/01        0.1582    $ 6,868    16.41%   $ 6,754
   1/30/02       -0.2186    $ 5,367   -27.72%   $ 4,882
   3/30/01       -0.1381    $ 4,626   -13.89%   $ 4,204
   4/30/01        0.1846    $ 5,479    19.09%   $ 5,006


GLOBAL TECHNOLOGY FUND
  $9,450 starting value

GOLDMAN SACHS TECHNOLOGY INDEX
  $10,000 starting value



RETURNS (Inception 5/1/00)

                                        Standard                 Non-Standard
                          CUMULATIVE SINCE INCEP.(1)   CUMULATIVE SINCE INCEP.(2)
                          -----------------------------------------------------

Global Tech A                           - 45.21%                     - 42.02%
Global Tech B                           - 47.51%                     - 42.51%
Global Tech C                           - 44.08%                     - 42.51%
Goldman Sachs Tech                                                   - 49.94%


The chart represents a hypothetical investment in The Hartford Global Technology Fund. Past performance does not guarantee future results.

The value of shares will fluctuate so that when redeemed, shares may be worth more or less than their original cost.

(1) The initial investment in Class A and C shares reflects the maximum sales charge and B shares reflect a CDSC.

(2) Performance results do not reflect sales charge.

A $10,000 investment in the fund's Class B shares at the Fund's inception on 5/01/00 would have been valued at $5,749 on 4/30/01 ($5,462 with a redemption at the end of the period.)

A $10,000 investment in the fund's Class C shares at the Fund's inception on 5/01/00 would have been valued at $5,692 on 4/30/01 ($5,635 with a redemption at the end of the period.)



Q.  HOW DID THE FUND PERFORM?

Hartford Global Technology Fund returned -32.4% for the six-month period ending April 30, 2001. The Fund outperformed both its benchmark, the Goldman Sachs Technology Composite Index, which returned -39.2%, and the Lipper Science and Technology Average, which returned -43.2%, over the period.

Q.  WHY DID THE FUND PERFORM THIS WAY?

Given our concerns about valuations, expectations and fundamentals, we managed the Fund in a conservative manner throughout the last six months. While our conservative position in the Fund helped us on a relative basis, the environment remained very challenging for technology stocks. At the end of the period, the Fund maintained a significant overweight position in services stocks given their attractive combination of value and predictability during such volatile times. However, we continued to hold sizeable holdings in all technology sub-sectors. Key holdings within the portfolio at the end of the period included Micron Technology, Sabre Holdings and Dell Computer.

Q.  WHAT IS YOUR OUTLOOK?

Despite interest rate reductions and momentum for tax cuts, we do not believe the backdrop for a sustainable rally exists, near-term. While valuations are no longer stretched, fundamentals remain very weak. The weakness is very wide spread across all sub-sectors but for the most part has been concentrated in North America. However, we are also starting to see signs of slowing in Europe as well. If Europe were to catch the same flu, the case for a second half recovery becomes much less likely and suggests that a meaningful improvement in the fundamentals may not take place until early next year. While our concerns regarding the environment suggest our current positioning is appropriate, it is unlikely we will get more conservative from here. Long-term, we remain as optimistic as ever but the short-term we expect it will remain a very challenging environment.

THE HARTFORD
     SMALL COMPANY FUND
================================================================================

PORTFOLIO MANAGER


         [PHOTO OF STEVE ANGELI]

         STEVE ANGELI, CFA
         Senior Vice President and Partner
         Wellington Management Company, LLP



       PERFORMANCE OVERVIEW

    7/22/96 - 4/30/01
    Growth of a $10,000 Investment in
    Class A which includes Sales Charge

              [LINE CHART]

                           Small Co              Value            Russell 2000            Value
       7/22/96                                  $ 9,450                                  $10,000
       7/31/96              -0.30%              $ 9,422              0.53%               $10,053
       8/31/96               8.93%              $10,263              4.67%               $10,523
       9/30/96               6.35%              $10,915              3.91%               $10,934
      10/31/96              -2.77%              $10,612             -1.54%               $10,766
      11/30/96               2.14%              $10,839              4.11%               $11,209
      12/31/96              -0.52%              $10,783              2.62%               $11,503
       1/31/97              -0.09%              $10,773              2.00%               $11,733
       2/28/97              -1.59%              $10,602             -2.42%               $11,449
       3/31/97              -5.14%              $10,057             -4.72%               $10,909
       4/30/97               0.60%              $10,117              0.28%               $10,939
       5/31/97              10.78%              $11,208             11.12%               $12,156
       6/30/97               5.87%              $11,866              4.29%               $12,677
       7/31/97               4.85%              $12,442              4.65%               $13,267
       8/31/97               2.35%              $12,734              2.29%               $13,570
       9/30/97               8.56%              $13,824              7.32%               $14,564
      10/31/97              -4.09%              $13,259             -4.39%               $13,924
      11/30/97              -1.75%              $13,027             -0.65%               $13,834
      12/31/97              -1.26%              $12,862              1.75%               $14,076
       1/31/98              -2.47%              $12,545             -1.58%               $13,854
       2/28/98               9.95%              $13,793              7.39%               $14,877
       3/31/98               3.99%              $14,343              4.12%               $15,490
       4/30/98               1.33%              $14,534              0.55%               $15,576
       5/31/98              -4.88%              $13,825             -5.39%               $14,736
       6/30/98               1.46%              $14,027              0.21%               $14,767
       7/31/98              -3.50%              $13,536             -8.10%               $13,571
       8/31/98             -24.45%              $10,226            -19.42%               $10,935
       9/30/98               8.66%              $11,112              7.83%               $11,792
      10/31/98               7.97%              $11,997              4.08%               $12,273
      11/30/98               6.76%              $12,808              5.24%               $12,916
      12/31/98              10.92%              $14,207              6.19%               $13,715
       1/31/99               4.36%              $14,827              1.33%               $13,898
       2/28/99              -9.86%              $13,365             -8.10%               $12,772
       3/31/99               8.23%              $14,465              1.56%               $12,971
       4/30/99               8.19%              $15,649              8.96%               $14,134
       5/31/99               2.11%              $15,979              1.46%               $14,340
       6/30/99               7.95%              $17,250              4.52%               $14,988
       7/31/99              -0.12%              $17,229             -2.74%               $14,577
       8/31/99              -1.43%              $16,983             -3.70%               $14,038
       9/30/99               2.01%              $17,324              0.02%               $14,041
      10/31/99               3.45%              $17,922              0.40%               $14,096
      11/30/99              11.38%              $19,961              5.97%               $14,939
      12/31/99              17.90%              $23,534             11.32%               $16,630
       1/31/00              -2.93%              $22,845             -1.61%               $16,362
       2/29/00              17.56%              $26,856             16.51%               $19,063
       3/31/00              -1.50%              $26,453             -6.59%               $17,807
       4/30/00              -9.04%              $24,062             -6.02%               $16,735
       5/31/00             -11.17%              $21,374             -5.83%               $15,759
       6/30/00              14.10%              $24,391              8.72%               $17,134
       7/31/00            -0.0803               $22,432           -0.0322                $16,582
       8/31/00             0.0793               $24,211            0.0763                $17,847
       9/30/00            -0.0437               $23,153           -0.0294                $17,322
      10/31/00            -0.0618               $21,722           -0.0446                $16,550
      11/31/00            -0.1245               $19,018           -0.1027                $14,850
      12/31/00             0.0751               $20,446            0.0859                $16,126
       1/30/01            -0.0443               $19,540            0.0521                $16,966
       1/30/02            -0.1106               $17,379           -0.0656                $15,853
       3/30/01            -0.0865               $15,876           -0.0489                $15,078
       4/30/01             0.1362               $18,038            0.0782                $16,270

SMALL COMPANY FUND
  $9,450 starting value

RUSSELL 2000
  $10,000 starting value



RETURNS (Inception 7/22/96)

                                   Standard                     Non-Standard
                                  ANNUALIZED                     ANNUALIZED
                    1 YEAR(1)   SINCE INCEPT.(1)    1 YEAR(2)   SINCE INCEPT.(2)
                   -------------------------------------------------------------

Small Co A           - 29.17%           13.15%       - 25.05%        14.50%
Small Co B           - 30.59%           13.45%       - 25.59%        13.71%
Small Co C*          - 27.32%           13.51%       - 25.58%        13.75%
Russell 2000                                          - 2.86%        10.73%


The chart represents a hypothetical investment in The Hartford Small Company Fund. Past performance does not guarantee future results.

The value of shares will fluctuate so that when redeemed, shares may be worth more or less than their original cost.

(1) The initial investment in Class A and C shares reflects the maximum sales charge and B shares reflect a CDSC.

(2) Performance results do not reflect sales charge.

* Class C Shares commenced operations on 8/1/98. Performance prior to 8/1/98 reflects Class B performance less Class C sales charges where applicable.

A $10,000 investment in the fund's Class B shares at the Fund's inception on 7/22/96 would have been valued at $18,470 on 4/30/01 ($18,101 with a redemption at the end of the period.)

A $10,000 investment in the fund's Class C shares at the Fund's inception on 7/22/96 would have been valued at $18,316 on 4/30/01 (a redemption at the end of the period would result in the same value because the CDSC period expired.)



Q.  HOW DID THE FUND PERFORM?

The Hartford Small Company Fund returned -17% for the six-month period ending April 30, 2001. The Fund underperformed its benchmark, the Russell 2000 Index, which returned -1.8%, and outperformed The Lipper Small Cap Growth Average, which returned -17.7%, for the same time period.

Q.  WHY DID THE FUND PERFORM THIS WAY?

During the last six months, economic growth estimates continued to decline, reflecting a sharp fall off in consumer confidence, declining equity values, cutbacks in technology spending, and a rising layoff rate. During this time period, the Fund continued to underweight technology stocks, relative to the Fund's benchmark but the Fund could not escape the general correction in tech stocks. In addition, I have been steadily increasing the Fund's position within industrials and I continue to reduce the Fund's exposure to energy stocks, as prices remain high. Energy stocks usually underperform during economic slowdowns. Three key holdings that positively contributed to the Fund's performance were Affiliated Computer, Caremark and Ryanair Holdings.

Q.  WHAT IS YOUR OUTLOOK?

The quality of earnings is improving. We are beginning to see signs of stabilization in the earnings numbers. The economic outlook bodes well for a soft landing during the second half of 2001 and should support small company stocks moving forward. As a result, I continue to maintain my investment strategy focusing on stocks that meet my investment criteria (i.e. strong fundamentals and forward thinking management teams). Overall, I remain cautiously optimistic about the U.S. small cap equity market.

THE HARTFORD
     CAPITAL APPRECIATION FUND
================================================================================

PORTFOLIO MANAGER


         [PHOTO OF SAUL J. PANNELL]

         SAUL J. PANNELL, CFA
         Senior Vice President and Partner
         Wellington Management Company, LLP



       PERFORMANCE OVERVIEW

    7/22/96 - 4/30/01
    Growth of a $10,000 Investment in
    Class A which includes Sales Charge

              [LINE CHART]

                            Cap App              Value              S&P 500               Value
       7/22/96                                  $ 9,450                                  $10,000
       7/31/96               2.30%              $ 9,667              1.02%               $10,102
       8/31/96               9.58%              $10,593              2.13%               $10,317
       9/30/96               6.69%              $11,302              5.62%               $10,897
      10/31/96               3.26%              $11,671              2.76%               $11,198
      11/30/96               7.37%              $12,531              7.55%               $12,043
      12/31/96               3.88%              $13,017             -1.98%               $11,805
       1/31/97               8.46%              $14,118              6.24%               $12,542
       2/28/97              -0.62%              $14,031              0.79%               $12,641
       3/31/97              -4.72%              $13,368             -4.10%               $12,122
       4/30/97               0.87%              $13,485              5.96%               $12,845
       5/31/97              20.52%              $16,252              6.11%               $13,630
       6/30/97               8.50%              $17,633              4.45%               $14,236
       7/31/97               9.56%              $19,319              7.95%               $15,368
       8/31/97               1.98%              $19,701             -5.60%               $14,507
       9/30/97               9.30%              $21,534              5.47%               $15,301
      10/31/97              -5.42%              $20,367             -3.34%               $14,790
      11/30/97               0.14%              $20,395              4.63%               $15,475
      12/31/97              -1.01%              $20,189              1.72%               $15,741
       1/31/98              -2.36%              $19,713              1.10%               $15,914
       2/28/98               9.42%              $21,570              7.21%               $17,061
       3/31/98               3.43%              $22,309              5.12%               $17,935
       4/30/98               0.55%              $22,432              1.02%               $18,118
       5/31/98              -6.65%              $20,940             -1.72%               $17,806
       6/30/98               1.55%              $21,265              4.06%               $18,529
       7/31/98              -4.18%              $20,376             -1.06%               $18,333
       8/31/98             -21.84%              $15,926            -14.45%               $15,684
       9/30/98               4.23%              $16,600              6.41%               $16,689
      10/31/98               9.90%              $18,243              8.12%               $18,044
      11/30/98               6.83%              $19,489              6.06%               $19,138
      12/31/98               6.97%              $20,847              5.76%               $20,240
       1/31/99               7.39%              $22,388              4.18%               $21,086
       2/28/99              -5.88%              $21,072             -3.11%               $20,430
       3/31/99               8.48%              $22,858              4.00%               $21,248
       4/30/99               5.67%              $24,154              3.87%               $22,070
       5/31/99               4.02%              $25,125             -2.36%               $21,549
       6/30/99               5.44%              $26,492              5.55%               $22,745
       7/31/99               1.19%              $26,808             -3.12%               $22,035
       8/31/99              -3.50%              $25,869             -0.50%               $21,925
       9/30/99              -1.78%              $25,409             -2.74%               $21,324
      10/31/99               6.35%              $27,022              6.33%               $22,674
      11/30/99               9.26%              $29,525              2.03%               $23,134
      12/31/99              17.74%              $34,762              5.88%               $24,495
       1/31/00              -1.13%              $34,369             -5.02%               $23,265
       2/29/00              16.23%              $39,947             -1.89%               $22,825
       3/31/00              -0.30%              $39,828              9.78%               $25,058
       4/30/00             -10.43%              $35,674             -3.01%               $24,304
       5/31/00              -5.28%              $33,790             -2.05%               $23,805
       6/30/00              10.46%              $37,326              2.46%               $24,391
       7/31/00            -0.0158               $36,736             -1.56%               $24,010
       8/31/00             0.1115               $40,832              6.21%               $25,501
       9/30/00            -0.0281               $39,685             -5.28%               $24,155
      10/31/00            -0.0346               $38,312             -0.42%               $24,054
      11/31/00            -0.0967               $34,607           -0.0788                $22,158
      12/31/00             0.0887               $37,677            0.0049                $22,267
       1/30/01             0.0564               $39,802            0.0355                $23,057
       1/30/02            -0.0590               $37,453           -0.0911                $20,957
       3/30/01            -0.0466               $35,708           -0.0633                $19,630
       4/30/01             0.0849               $38,735            0.0776                $21,153


CAPITAL APPRECIATION FUND
  $9,450 starting value

S&P 500
  $10,000 starting value



RETURNS (Inception 7/22/96)

                                   Standard                     Non-Standard
                                  ANNUALIZED                     ANNUALIZED
                    1 YEAR(1)   SINCE INCEPT.(1)    1 YEAR(2)   SINCE INCEPT.(2)
                   -------------------------------------------------------------

Cap App A            2.60%            32.79%          8.57%         34.37%
Cap App B            2.79%            33.32%          7.79%         33.46%
Cap App C*           5.72%            33.17%          7.80%         33.45%
S&P 500                                            - 12.97%         15.63%


The chart represents a hypothetical investment in The Hartford Capital Appreciation Fund. Past performance does not guarantee future results.

The value of shares will fluctuate so that when redeemed, shares may be worth more or less than their original cost.

(1) The initial investment in Class A and C shares reflects the maximum sales charge and B shares reflect a CDSC.

(2) Performance results do not reflect sales charge.

* Class C Shares commenced operations on 8/1/98. Performance prior to 8/1/98 reflects Class B performance less Class C sales charges where applicable.

A $10,000 investment in the fund's Class B shares at the Fund's inception on 7/22/96 would have been valued at $39,679 on 4/30/01 ($38,885 with a redemption at the end of the period.)

A $10,000 investment in the fund's Class C shares at the Fund's inception on 7/22/96 would have been valued at $39,267 on 4/30/01 (a redemption at the end of the period would result in the same value because the CDSC period expired.)



Q.  HOW DID THE FUND PERFORM?

The Hartford Capital Appreciation Fund returned 1.1% for the six-month period ending April 30, 2001. The Fund's return exceeded the -5.8% return for the Composite Index, and that of the Lipper Multi-Cap Core Average, which returned -10.9% for the same time period.

Q.  WHY DID THE FUND PERFORM THIS WAY?

The Fund's outperformance resulted from strong stock selection though a diverse group of companies within several macroeconomic sectors: Calpine Corp (electrical utilities), Ryannair Holdings (airlines), Foster Wheeler (construction and engineering), Embraer Aircraft (aerospace and defense), and Philip Morris (tobacco). Throughout the six-month period, we reduced our exposure to financials, this underweight is our most significant bet relative to the index. We remain significantly overweight industrial stocks, where names include Northrup Grumman, Foster Wheeler, and Precision Castparts. Technology stocks faced a difficult period and several of our technology holdings performed poorly, accounting for four of the five worst performers of the Fund. These included VeriSign, Vignette, Inktomi and Exodus Communications. However, technology holdings such as Agile Software, Axcelis Technologies, and Emcore Corp contributed positively to performance for the period.

Q.  WHAT IS YOUR OUTLOOK?

Our overall strategy for the Fund remains dual faceted: an emphasis on smaller companies with dynamic earnings growth prospects, and an opportunistic trading approach to larger-cap stocks where we typically see a catalyst for outperformance. We will continue to roam off the beaten path where we believe the most upside potential resides. This approach, if executed well, should provide positive absolute and relative results over a reasonable time frame. We cannot predict the course of the overall market from here, but believe that the valuation parameters of the Fund itself are compelling.

THE HARTFORD
     MIDCAP FUND
================================================================================

PORTFOLIO MANAGER


         [PHOTO OF PHILLIP H. PERELMUTER]

         PHILLIP H. PERELMUTER
         Senior Vice President and Partner
         Wellington Management Company, LLP



       PERFORMANCE OVERVIEW

    12/30/97 - 4/30/01
    Growth of a $10,000 investment in
    Class A which includes Sales Charge

              [LINE CHART]

                         Midcap         Value         S&P 400       Value
                        12/30/97
       7/22/96
       7/31/96
       8/31/96
       9/30/96
      10/31/96
      11/30/96
      12/31/96
       1/31/97
       2/28/97
       3/31/97
       4/30/97
       5/31/97
       6/30/97
       7/31/97
       8/31/97
       9/30/97
      10/31/97
      11/30/97                          $ 9,450                    $10,000
      12/31/97            -0.10%        $ 9,441        0.74%       $10,074
       1/31/98            -3.20%        $ 9,138       -1.90%       $ 9,883
       2/28/98             9.10%        $ 9,970        8.28%       $10,701
       3/31/98             4.74%        $10,443        4.51%       $11,184
       4/30/98             2.17%        $10,669        1.83%       $11,389
       5/31/98            -3.54%        $10,292       -4.50%       $10,876
       6/30/98             5.42%        $10,849        0.63%       $10,945
       7/31/98            -1.66%        $10,669       -3.88%       $10,520
       8/31/98           -19.57%        $ 8,581      -18.61%       $ 8,562
       9/30/98             6.17%        $ 9,111        9.33%       $ 9,361
      10/31/98             8.30%        $ 9,867        8.94%       $10,198
      11/30/98             6.23%        $10,482        4.99%       $10,707
      12/31/98            10.91%        $11,625       12.08%       $12,000
       1/31/99             2.44%        $11,909       -3.89%       $11,533
       2/28/99            -4.44%        $11,380       -5.24%       $10,929
       3/31/99             8.47%        $12,344        2.80%       $11,235
       4/30/99             7.58%        $13,280        7.88%       $12,120
       5/31/99             1.21%        $13,440        0.44%       $12,174
       6/30/99             6.85%        $14,361        5.34%       $12,824
       7/31/99            -2.83%        $13,955       -2.12%       $12,552
       8/31/99            -1.42%        $13,756       -3.42%       $12,123
       9/30/99            -2.20%        $13,454       -3.09%       $11,748
      10/31/99             5.84%        $14,239        5.10%       $12,349
      11/30/99             5.31%        $14,996        5.25%       $12,989
      12/31/99            16.44%        $17,461        5.94%       $13,767
       1/31/00            -0.28%        $17,412       -2.82%       $13,379
       2/29/00            15.62%        $20,132        7.00%       $14,316
       3/31/00             6.10%        $21,360        8.37%       $15,514
       4/30/00            -5.98%        $20,082       -3.49%       $14,975
       5/31/00            -5.23%        $19,032       -1.25%       $14,785
       6/30/00            10.00%        $20,929        1.47%       $15,003
       7/31/00           0.0083         $21,103        1.58%       $15,240
       8/31/00           0.1064         $23,348       11.17%       $16,942
       9/30/00          -0.0126         $23,054       -0.68%       $16,827
      10/31/00          -0.0119         $22,780       -3.39%       $16,256
      11/31/00          -0.1116         $20,237     -0.0755        $15,029
      12/31/00            0.077         $21,796      0.0765        $16,179
       1/30/01           0.0143         $22,107      0.0223        $16,539
       1/30/02          -0.0574         $20,838     -0.0571        $15,595
       3/30/01          -0.0844         $19,080     -0.0743        $14,436
       4/30/01           0.0939         $20,871      0.1103        $16,026


MIDCAP FUND
  $9,450 starting value

S&P 400
  $10,000 starting value



RETURNS (Inception 12/30/97)

                                   Standard                     Non-Standard
                                  ANNUALIZED                     ANNUALIZED
                    1 YEAR(1)   SINCE INCEPT.(1)    1 YEAR(2)   SINCE INCEPT.(2)
                   -------------------------------------------------------------

MidCap A            - 1.76%           24.69%         3.96%          26.83%
MidCap B            - 1.77%           25.41%         3.23%          25.94%
MidCap C*             1.20%           25.60%         3.23%          25.98%
S&P 400                                              7.07%          16.26%


The chart represents a hypothetical investment in The Hartford MidCap Fund. Past performance does not guarantee future results.

The value of shares will fluctuate so that when redeemed, shares may be worth more or less than their original cost.

(1) The initial investment in Class A and C shares reflects the maximum sales charge and B shares reflect a CDSC.

(2) Performance results do not reflect sales charge.

* Class C Shares commenced operations on 8/1/98. Performance prior to 8/1/98 reflects Class B performance less Class C sales charges where applicable.

A $10,000 investment in the fund's Class B shares at the Fund's inception on 12/30/97 would have been valued at $21,576 on 4/30/01 ($20,929 with a redemption at the end of the period.)

A $10,000 investment in the fund's Class C shares at the Fund's inception on 12/30/97 would have been valued at $21,385 on 4/30/01 (a redemption at the end of the period would result in the same value because the CDSC period expired.)



Q.  HOW DID THE FUND PERFORM?

The Hartford MidCap Fund returned -8.4% for the six-month period ending April 30, 2001. The Fund underperformed its benchmark, the S&P Midcap 400 Index, which returned -1.4%, and its Lipper MidCap Core Average, which returned -4.6% for the same time period.

Q.  WHY DID THE FUND PERFORM THIS WAY?

During this period the Fund remained underweight in technology relative to the S&P MidCap 400 Index due to the string of earnings disappointments and a weakening economy. Conversely, the Fund increased its position within the consumer discretionary sector due to our belief that this sector will benefit from a near-term snapback in the economy later this year. Finally, we increased the Fund's position in industrials. Historically, fundamentals within this sector have improved shortly following an interest rate easing cycle by the Fed. Three key holdings that positively contributed to the Fund's performance were Ceridian, UnionBanCal and Family Dollar.

Q.  WHAT IS YOUR OUTLOOK?

We believe technology, telecommunications and media ("TTM") stocks remain problematic near-term with many positive and negative cross currents. As a result, we have reduced our overall exposure to these sectors. We continue to search for investment opportunities in all areas of the market but do not currently see any areas that appear significantly undervalued across the board. Therefore, we continue to select stocks for the portfolio on a stock-by-stock basis. Overall, we remain cautiously optimistic about the U.S. equity markets.

THE HARTFORD
     INTERNATIONAL OPPORTUNITIES FUND
================================================================================

PORTFOLIO MANAGER


         [PHOTO OF TROND SKRAMSTAD]

         TROND SKRAMSTAD
         Senior Vice President and Partner
         Wellington Management Company, LLP



       PERFORMANCE OVERVIEW

    7/22/96 - 4/30/01
    Growth of a $10,000 investment in
    Class A which includes Sales Charge

              [LINE CHART]

                           Intl Opps             Value           MSCI EAFE GDP        Value
       7/22/96                                  $ 9,450                              $10,000
       7/31/96               0.20%              $ 9,469              0.20%           $10,020
       8/31/96               0.40%              $ 9,507              0.37%           $10,057
       9/30/96               1.59%              $ 9,658              2.75%           $10,334
      10/31/96               0.29%              $ 9,686             -1.09%           $10,221
      11/30/96               4.59%              $10,131              4.27%           $10,657
      12/31/96               0.88%              $10,220             -0.70%           $10,582
       1/31/97              -1.03%              $10,114             -1.88%           $10,383
       2/28/97               0.57%              $10,172              0.70%           $10,456
       3/31/97               0.00%              $10,172              1.91%           $10,655
       4/30/97              -0.56%              $10,115             -0.25%           $10,629
       5/31/97               5.84%              $10,706              5.21%           $11,183
       6/30/97               4.26%              $11,162              5.95%           $11,848
       7/31/97               2.91%              $11,487              2.20%           $12,109
       8/31/97              -6.65%              $10,723             -7.18%           $11,239
       9/30/97               5.16%              $11,276              6.42%           $11,961
      10/31/97              -7.03%              $10,483             -7.39%           $11,077
      11/30/97              -1.28%              $10,349             -0.41%           $11,031
      12/31/97              -0.43%              $10,305              1.45%           $11,191
       1/31/98               1.42%              $10,451              5.20%           $11,773
       2/28/98               6.43%              $11,123              5.75%           $12,450
       3/31/98               4.47%              $11,620              5.45%           $13,129
       4/30/98               2.10%              $11,864              1.50%           $13,326
       5/31/98               0.57%              $11,932              1.42%           $13,515
       6/30/98               0.16%              $11,951              0.94%           $13,642
       7/31/98               0.90%              $12,059              1.30%           $13,819
       8/31/98             -14.22%              $10,344            -13.18%           $11,998
       9/30/98              -3.11%              $10,022             -2.79%           $11,663
      10/31/98               6.51%              $10,675             11.13%           $12,961
      11/30/98               5.75%              $11,288              5.19%           $13,634
      12/31/98               2.72%              $11,595              4.02%           $14,182
       1/31/99               2.94%              $11,936              0.10%           $14,196
       2/28/99              -2.29%              $11,663             -3.14%           $13,751
       3/31/99               5.35%              $12,287              5.26%           $14,474
       4/30/99               3.73%              $12,745              4.01%           $15,054
       5/31/99              -4.21%              $12,209             -5.24%           $14,265
       6/30/99               4.69%              $12,781              5.03%           $14,983
       7/31/99               2.52%              $13,103              3.04%           $15,438
       8/31/99               0.07%              $13,112              0.65%           $15,539
       9/30/99               0.60%              $13,191              1.72%           $15,806
      10/31/99               3.33%              $13,630              3.44%           $16,350
      11/30/99               5.94%              $14,440              3.58%           $16,935
      12/31/99              11.71%              $16,131              9.71%           $18,580
       1/31/00              -5.32%              $15,273             -5.53%           $17,552
       2/29/00               6.78%              $16,308              3.68%           $18,198
       3/31/00              -0.51%              $16,225              2.97%           $18,738
       4/30/00              -5.22%              $15,378             -6.13%           $17,590
       5/31/00              -3.88%              $14,782             -2.23%           $17,198
       6/30/00               3.72%              $15,335              4.35%           $17,946
       7/31/00            -0.0301               $14,873           -0.0503            $17,043
       8/31/00             0.0141               $15,083            0.0110            $17,230
       9/30/00            -0.0501               $14,327           -0.0465            $16,429
      10/31/00            -0.0447               $13,687           -0.0287            $15,958
     11/31/3100           -0.0427               $13,103             -0.04            $15,319
      12/31/00             0.0403               $13,631            0.0244            $15,693
       1/30/01             0.0057               $13,708            0.0099            $15,849
       1/30/02            -0.0787               $12,629           -0.0667            $14,791
       3/30/01            -0.0689               $11,759           -0.0655            $13,823
       4/30/01              0.073               $12,617            0.0648            $14,718


INTERNATIONAL OPPORTUNITIES
  $9,450 starting value

EAFE GDP
  $10,000 starting value



RETURNS (Inception 7/22/96)

                                   Standard                     Non-Standard
                                  ANNUALIZED                     ANNUALIZED
                    1 YEAR(1)   SINCE INCEPT.(1)    1 YEAR(2)   SINCE INCEPT.(2)
                   -------------------------------------------------------------

Int'l Opp A         - 22.48%          4.99%        - 17.97%          6.24%
Int'l Opp B         - 23.56%          5.15%        - 18.56%          5.50%
Int'l Opp C*        - 20.37%          5.27%        - 18.56%          5.50%
MSCI EAFE GDP                                      - 16.32%          8.31%


The chart represents a hypothetical investment in The Hartford International Opportunities Fund. Past performance does not guarantee future results.

The value of shares will fluctuate so that when redeemed, shares may be worth more or less than their original cost.

(1) The initial investment in Class A and C shares reflects the maximum sales charge and B shares reflect a CDSC.

(2) Performance results do not reflect sales charge.

* Class C Shares commenced operations on 8/1/98. Performance prior to 8/1/98 reflects Class B performance less Class C sales charges where applicable.

A $10,000 investment in the fund's Class B shares at the Fund's inception on 7/22/96 would have been valued at $12,911 on 4/30/01 ($12,653 with a redemption at the end of the period.)

A $10,000 investment in the fund's Class C shares at the Fund's inception on 7/22/96 would have been valued at $12,782 on 4/30/01 (a redemption at the end of the period would result in the same value because the CDSC period expired.)



Q.  HOW DID THE FUND PERFORM?

The Hartford International Opportunities Fund returned -7.8% for the six-month period ending April 30, 2001. The Fund outperformed the Lipper International Average, which returned -9.5% while performing in line with the MSCI EAFE GDP Net Index, which returned -7.8% for the same time period.

Q.  WHY DID THE FUND PERFORM THIS WAY?

International equity markets are suffering much in the same way the U.S. market has been. Weakening economic fundamentals, corporate earnings shortfalls, and poor earnings visibility have all been contributing factors in the downward pressure of equity markets around the world. The impact of the weakening economy could be felt most noticeably in slower telecom investment and reduced consumer demand. French retailer Carrefour and British wireless carrier Vodafone were poor performers in the period. On the positive side, world-leading commodity producers held up well in the weak overall environment. The Fund benefited from the strong performance of South Korea's Samsung Electronics (semiconductors) and Alcan of Canada (aluminum). Generally speaking, more defensive sectors such as basic materials and banks outperformed the more speculative areas of information technology and telecommunications.

Q.  WHAT IS YOUR OUTLOOK?

As a result of this outperformance of more defensive sectors, we have begun paring back our holdings in these areas somewhat. However, we will retain our cautious outlook, as we expect there might yet be some bumps in the road ahead before lower global interest rates help markets recover in the coming quarters. Relative to the Fund's peers, our most significant regional overweight is the UK, which has suffered a more prolonged downtrend and, consequently, should be less likely to disappoint going forward. Progress on the policy front has made us somewhat more comfortable with Japan, though we favor high quality export-oriented companies in light of Japan's continued banking troubles. Taiwan and South Korea are two other export-oriented economies we favor because they offer relatively low valuations and a relatively high degree of exposure to an improved global economy.

THE HARTFORD
     GLOBAL LEADERS FUND
================================================================================

PORTFOLIO MANAGEMENT TEAM


         [PHOTO OF RAND L. ALEXANDER]

         RAND L. ALEXANDER, CFA
         Senior Vice President and Partner
         Wellington Management Company, LLP


         [PHOTO OF ANDREW S. OFFIT]

         ANDREW S. OFFIT
         Senior Vice President
         and Partner
         Wellington Management Company, LLP



       PERFORMANCE OVERVIEW

    9/30/98 - 4/30/01
    Growth of a $10,000 investment in
    Class A which includes Sales Charge

               [LINE CHART]

                         Glbl Ldr       Value      MSCI World      Value
                         9/30/98
       7/22/96
       7/31/96
       8/31/96
       9/30/96
      10/31/96
      11/30/96
      12/31/96
       1/31/97
       2/28/97
       3/31/97
       4/30/97
       5/31/97
       6/30/97
       7/31/97
       8/31/97
       9/30/97
      10/31/97
      11/30/97
      12/31/97
       1/31/98
       2/28/98
       3/31/98
       4/30/98
       5/31/98
       6/30/98
       7/31/98
       8/31/98
       9/30/98                         $ 9,450                    $10,000
      10/31/98             13.20%      $10,697        9.02%       $10,902
      11/30/98              7.33%      $11,482        5.93%       $11,548
      12/31/98              7.30%      $12,320        4.87%       $12,111
       1/31/99              4.97%      $12,932        2.18%       $12,375
       2/28/99             -2.78%      $12,572       -2.67%       $12,045
       3/31/99              4.80%      $13,176        4.15%       $12,544
       4/30/99              2.29%      $13,478        3.93%       $13,037
       5/31/99             -3.46%      $13,011       -3.67%       $12,559
       6/30/99              6.66%      $13,878        4.65%       $13,143
       7/31/99              1.40%      $14,072       -0.31%       $13,102
       8/31/99             -0.55%      $13,995       -0.19%       $13,077
       9/30/99             -1.39%      $13,800       -0.98%       $12,949
      10/31/99              6.50%      $14,697        5.18%       $13,619
      11/30/99              7.33%      $15,775        2.80%       $14,001
      12/31/99             15.35%      $18,196        8.08%       $15,132
       1/31/00             -3.93%      $17,481       -5.74%       $14,264
       2/29/00             11.33%      $19,461        0.26%       $14,301
       3/31/00             -0.35%      $19,393        6.90%       $15,288
       4/30/00             -4.75%      $18,472       -4.24%       $14,640
       5/31/00             -2.76%      $17,962       -2.54%       $14,268
       6/30/00              4.50%      $18,766        3.35%       $14,746
       7/31/00           -0.0336       $18,135     -0.0283        $14,328
       8/31/00            0.0559       $19,149      0.0324        $14,793
       9/30/00           -0.0422       $18,341     -0.0533        $14,004
      10/31/00           -0.0575       $17,287     -0.0169        $13,767
      11/31/00           -0.0592       $16,263     -0.0608        $12,930
      12/31/00            0.0373       $16,870       0.016        $13,137
       1/30/01              0.00       $16,870      0.0197        $13,396
       1/30/02           -0.0919       $15,319     -0.0846        $12,263
       3/30/01           -0.0688       $14,265     -0.0664        $11,449
       4/30/01            0.0774       $15,370      0.0734        $12,290

GLOBAL LEADERS FUND
  $9,450 starting value

MSCI WORLD
  $10,000 starting value



RETURNS (Inception 9/30/98)

                                   Standard                     Non-Standard
                                  ANNUALIZED                     ANNUALIZED
                    1 YEAR(1)   SINCE INCEPT.(1)    1 YEAR(2)   SINCE INCEPT.(2)
                   -------------------------------------------------------------

Global Leaders A     - 21.35%         18.10%        - 16.77%         20.72%
Global Leaders B     - 22.38%         19.00%        - 17.38%         19.88%
Global Leaders C      -19.21%         19.41%        - 17.38%         19.88%
MSCI World                                          - 16.05%          8.31%


The chart represents a hypothetical investment in The Hartford Global Leaders Fund. Past performance does not guarantee future results.

The value of shares will fluctuate so that when redeemed, shares may be worth more or less than their original cost.

(1) The initial investment in Class A and C shares reflects the maximum sales charge and B shares reflect a CDSC.

(2) Performance results do not reflect sales charge.

A $10,000 investment in the fund's Class B shares at the Fund's inception on 9/30/98 would have been valued at $15,975 on 4/30/01 ($15,496 with a redemption at the end of the period.)

A $10,000 investment in the fund's Class C shares at the Fund's inception on 9/30/98 would have been valued at $15,815 on 4/30/01 (a redemption at the end of the period would result in the same value because the CDSC period expired.)



Q.  HOW DID THE FUND PERFORM?

The Hartford Global Leaders Fund returned -11.1% for the six-month period ending April 30, 2001. The Fund's return slightly outperformed that of the Lipper Global Average, which returned -11.2% and underperformed the MSCI World Benchmark, which returned -10.7% for the same time period.

Q.  WHY DID THE FUND PERFORM THIS WAY?

The Fund clearly seeks returns above the MSCI World Benchmark on a consistent basis, but during this time period the Fund underperformed for two reasons. First, given the Fund's bias toward growth rather than value, we will tend to outperform by large amounts in up markets and hopefully underperform by lesser amounts in down markets. The volatility in the last six months, mostly on the downside, has taken its toll on relative performance. Second, 2001 so far has been a market of stock picking as opposed to sector allocation and, as we pride ourselves on our stock selection ability, we were challenged by several underperforming stocks. The worst performers in the Fund included Cisco Systems, Deutsche Telekom, Psion PLC and Akamai Technologies. We look forward to the opportunity to redeem ourselves through improved stock picking. In fact, strong stock selection within the materials sector combined with the Fund's overweight helped performance, Alcoa Inc and Alcan were top performers. Further, the Fund's underweight in technology relative to the benchmark and strong stock selection with holdings such as Micron Technology, Sema, Microsoft and Samsung contributed positively to performance. The Fund was hurt by its overweight position in consumer discretionary combined with poor stock selection in this sector. Representative holdings that hurt performance included News Corp, AOL Time Warner and Matsushita Electric However, the overweight in this sector reflects our belief that this is the area where global interest rate cuts will have the biggest impact.

Q.  WHAT IS YOUR OUTLOOK?

The successful strategy in 2001 is centered on stock picking. The technology sector, while clearly down from the peak in March 2000, is still in turmoil and we prefer to see an improvement in fundamentals before committing more funds. As always, the market environment continues to be both interesting and challenging for global investors. While volatility can cause periods of dislocation, overall this is good news for the Hartford Global Leaders portfolio. By their very nature, global leaders have superior products, market share and management, making them desirable investments, especially in turbulent times. We continue to remain committed to our research and sector strategy by investing in what we believe to be the best companies, regardless of where they are located.

THE HARTFORD
     STOCK FUND
================================================================================

PORTFOLIO MANAGER


         [PHOTO OF RAND L. ALEXANDER]

         RAND L. ALEXANDER, CFA
         Senior Vice President and Partner
         Wellington Management Company, LLP



       PERFORMANCE OVERVIEW

    7/22/96 - 4/30/01
    Growth of a $10,000 investment in
    Class A which includes Sales Charge

              [LINE CHART]

                             Stock               Value              S&P 500               Value
       7/22/96                                  $ 9,450                                  $10,000
       7/31/96               0.80%              $ 9,526              1.02%               $10,102
       8/31/96               1.49%              $ 9,668              2.13%               $10,317
       9/30/96               5.28%              $10,178              5.62%               $10,897
      10/31/96               2.60%              $10,443              2.76%               $11,198
      11/30/96               7.06%              $11,180              7.55%               $12,043
      12/31/96              -2.37%              $10,915             -1.98%               $11,805
       1/31/97               5.98%              $11,568              6.24%               $12,542
       2/28/97               0.74%              $11,653              0.79%               $12,641
       3/31/97              -2.92%              $11,313             -4.10%               $12,122
       4/30/97               5.19%              $11,900              5.96%               $12,845
       5/31/97               6.21%              $12,639              6.11%               $13,630
       6/30/97               4.97%              $13,267              4.45%               $14,236
       7/31/97               7.00%              $14,196              7.95%               $15,368
       8/31/97              -5.80%              $13,373             -5.60%               $14,507
       9/30/97               5.10%              $14,055              5.47%               $15,301
      10/31/97              -2.70%              $13,675             -3.34%               $14,790
      11/30/97               4.16%              $14,244              4.63%               $15,475
      12/31/97               1.00%              $14,387              1.72%               $15,741
       1/31/98               0.86%              $14,510              1.10%               $15,914
       2/28/98               7.65%              $15,620              7.21%               $17,061
       3/31/98               5.77%              $16,522              5.12%               $17,935
       4/30/98               2.13%              $16,874              1.02%               $18,118
       5/31/98              -1.91%              $16,551             -1.72%               $17,806
       6/30/98               5.73%              $17,500              4.06%               $18,529
       7/31/98               0.98%              $17,671             -1.06%               $18,333
       8/31/98             -14.66%              $15,081            -14.45%               $15,684
       9/30/98               4.15%              $15,706              6.41%               $16,689
      10/31/98               7.85%              $16,939              8.12%               $18,044
      11/30/98               5.77%              $17,917              6.06%               $19,138
      12/31/98               5.46%              $18,895              5.76%               $20,240
       1/31/99               3.25%              $19,509              4.18%               $21,086
       2/28/99              -1.92%              $19,135             -3.11%               $20,430
       3/31/99               4.91%              $20,074              4.00%               $21,248
       4/30/99               4.49%              $20,975              3.87%               $22,070
       5/31/99              -2.93%              $20,361             -2.36%               $21,549
       6/30/99               6.55%              $21,694              5.55%               $22,745
       7/31/99              -2.79%              $21,089             -3.12%               $22,035
       8/31/99              -1.55%              $20,762             -0.50%               $21,925
       9/30/99              -2.77%              $20,187             -2.74%               $21,324
      10/31/99               5.37%              $21,271              6.33%               $22,674
      11/30/99               1.70%              $21,633              2.03%               $23,134
      12/31/99               6.82%              $23,108              5.88%               $24,495
       1/31/00              -4.74%              $22,013             -5.02%               $23,265
       2/29/00               0.18%              $22,052             -1.89%               $22,825
       3/31/00               9.66%              $24,183              9.78%               $25,058
       4/30/00              -2.87%              $23,489             -3.01%               $24,304
       5/31/00              -2.21%              $22,970             -2.05%               $23,805
       6/30/00               2.17%              $23,469              2.46%               $24,391
       7/31/00            -0.0210               $22,976             -1.56%               $24,010
       8/31/00             0.0524               $24,180              6.21%               $25,501
       9/30/00            -0.0469               $23,046             -5.28%               $24,155
      10/31/00             0.0013               $23,076             -0.42%               $24,054
      11/31/00            -0.0599               $21,694           -0.0788                $22,158
      12/31/00             0.0110               $21,932            0.0049                $22,267
       1/30/01             0.0259               $22,500            0.0355                $23,057
       1/30/02            -0.0717               $20,887           -0.0911                $20,957
       3/30/01            -0.0727               $19,369           -0.0633                $19,630
       4/30/01             0.0715               $20,754            0.0776                $21,153


STOCK FUND
  $9,450 starting value

S&P 500
  $10,000 starting value



RETURNS (Inception 7/22/96)


                                   Standard                     Non-Standard
                                  ANNUALIZED                     ANNUALIZED
                    1 YEAR(1)   SINCE INCEPT.(1)    1 YEAR(2)   SINCE INCEPT.(2)
                   -------------------------------------------------------------

Stock A            - 16.50%          16.52%        - 11.64%         17.91%
Stock B            - 17.28%          16.85%        - 12.28%         17.08%
Stock C*           - 14.12%          16.82%        - 12.24%         17.07%
S&P 500                                            - 12.97%         15.63%


The chart represents a hypothetical investment in The Hartford Stock Fund. Past performance does not guarantee future results.

The value of shares will fluctuate so that when redeemed, shares may be worth more or less than their original cost.

(1) The initial investment in Class A and C shares reflects the maximum sales charge and B shares reflect a CDSC.

(2) Performance results do not reflect sales charge.

* Class C Shares commenced operations on 8/1/98. Performance prior to 8/1/98 reflects Class B performance less Class C sales charges where applicable.

A $10,000 investment in the fund's Class B shares at the Fund's inception on 7/22/96 would have been valued at $21,236 on 4/30/01 ($20,811 with a redemption at the end of the period.)

A $10,000 investment in the fund's Class C shares at the Fund's inception on 7/22/96 would have been valued at $21,014 on 4/30/01 (a redemption at the end of the period would result in the same value because the CDSC period expired.)



Q.  HOW DID THE FUND PERFORM?

The Hartford Stock Fund returned -10.1% for the six-month period ending April 30, 2001. The Fund outperformed its benchmark, the S&P 500 Index, which returned -12.1%, and the Lipper Large Cap Core which returned -12.8% for the same time period.

Q.  WHY DID THE FUND PERFORM THIS WAY?

Strong stock selection and the Fund's underweight in technology relative to the S&P 500 contributed most significantly to the Fund's performance. Within this sector, holdings such as IBM, Teradyne, Microsoft and Micron contributed positively to performance. However, this sector also included some of the Fund's worst performers such as Cisco Systems, JDS Uniphase, Intel Corp and Nortel Networks. The Fund's top performers included Texaco (oil and gas), Wal-Mart Stores (retail), Gannett Co and AOL Time Warner (media). The Fund was hurt by poor stock selection within financials that included holdings such as Marsh & McLennan and American International Group. Over the last 6 months the Fund has been positioned defensively in consumer staples and health care, but in April we began increasing cyclicality in the Fund by adding to technology, transportation and industrial & commercial.

Q.  WHAT IS YOUR OUTLOOK?

We remain cautiously optimistic about the outlook for U.S. equities for the remainder of the year. We expect the Fed to continue to lower interest rates this year, possibly as much as 100-150 basis points. Inflation remains under control with most companies unable to raise prices in a weakening economy. A tax cut will probably make it through Congress before summer. We expect earnings growth to resume sometime in the third quarter. All of these factors cause us to conclude that equities are the place to be over the next few years.

THE HARTFORD
     GROWTH AND INCOME FUND
================================================================================

PORTFOLIO MANAGER


         [PHOTO OF JAMES A. RULLO]

         JAMES A. RULLO, CFA
         Senior Vice President and Partner
         Wellington Management Company, LLP



       PERFORMANCE OVERVIEW

    4/30/98 - 4/30/01
    Growth of a $10,000 investment in
    Class A which includes Sales Charge

              [LINE CHART]

                        Gro & Inc        Value           S&P 500       Value
                         4/30/98
       7/22/96
       7/31/96
       8/31/96
       9/30/96
      10/31/96
      11/30/96
      12/31/96
       1/31/97
       2/28/97
       3/31/97
       4/30/97
       5/31/97
       6/30/97
       7/31/97
       8/31/97
       9/30/97
      10/31/97
      11/30/97
      12/31/97
       1/31/98
       2/28/98
       3/31/98
       4/30/98                          $ 9,450                      $10,000
       5/31/98            -2.20%        $ 9,242         -1.72%       $ 9,828
       6/30/98             3.78%        $ 9,591          4.06%       $10,227
       7/31/98             0.00%        $ 9,591         -1.06%       $10,119
       8/31/98           -13.79%        $ 8,269        -14.45%       $ 8,656
       9/30/98             6.78%        $ 8,829          6.41%       $ 9,211
      10/31/98             9.01%        $ 9,625          8.12%       $ 9,959
      11/30/98             5.51%        $10,155          6.06%       $10,563
      12/31/98             6.81%        $10,847          5.76%       $11,171
       1/31/99             3.23%        $11,197          4.18%       $11,638
       2/28/99            -3.64%        $10,790         -3.11%       $11,276
       3/31/99             4.83%        $11,311          4.00%       $11,727
       4/30/99             3.02%        $11,652          3.87%       $12,181
       5/31/99            -2.03%        $11,416         -2.36%       $11,894
       6/30/99             6.39%        $12,145          5.55%       $12,554
       7/31/99            -2.11%        $11,889         -3.12%       $12,162
       8/31/99            -1.43%        $11,719         -0.50%       $12,101
       9/30/99            -2.99%        $11,369         -2.74%       $11,770
      10/31/99             4.33%        $11,861          6.33%       $12,515
      11/30/99             2.67%        $12,178          2.03%       $12,769
      12/31/99             7.61%        $13,104          5.88%       $13,520
       1/31/00            -5.69%        $12,359         -5.02%       $12,841
       2/29/00            -0.23%        $12,330         -1.89%       $12,598
       3/31/00            10.69%        $13,648          9.78%       $13,830
       4/30/00            -3.99%        $13,104         -3.01%       $13,414
       5/31/00            -2.48%        $12,779         -2.05%       $13,139
       6/30/00             3.68%        $13,249          2.46%       $13,462
       7/31/00          -0.0080         $13,143         -1.56%       $13,252
       8/31/00           0.0674         $14,029          6.21%       $14,075
       9/30/00          -0.0604         $13,182         -5.28%       $13,332
      10/31/00          -0.0044         $13,124         -0.42%       $13,276
      11/31/00            -0.08         $12,074       -0.0788        $12,230
      12/31/00           0.0149         $12,254        0.0049        $12,291
       1/30/01           0.0491         $12,855        0.0355        $12,727
       1/30/02          -0.0811         $11,813       -0.0911        $11,568
       3/30/01          -0.0543         $11,171       -0.0633        $10,836
       4/30/01           0.0807         $12,073        0.0776        $11,676

GROWTH AND INCOME FUND
  $9,450 starting value

S&P 500
  $10,000 starting value



RETURNS (Inception 4/30/98)

                                   Standard                     Non-Standard
                                  ANNUALIZED                     ANNUALIZED
                    1 YEAR(1)   SINCE INCEPT.(1)    1 YEAR(2)   SINCE INCEPT.(2)
                   -------------------------------------------------------------

Growth & Inc A     - 12.93%           6.48%        - 7.86%           8.50%
Growth & Inc B     - 13.57%           6.86%        - 8.57%           7.72%
Growth & Inc C*    - 10.47%           7.41%        - 8.56%           7.77%
S&P 500                                           - 12.97%           5.30%


The chart represents a hypothetical investment in The Hartford Growth and Income Fund. Past performance does not guarantee future results.

The value of shares will fluctuate so that when redeemed, shares may be worth more or less than their original cost.

(1) The initial investment in Class A and C shares reflects the maximum sales charge and B shares reflect a CDSC.

(2) Performance results do not reflect sales charge.

* Class C Shares commenced operations on 8/1/98. Performance prior to 8/1/98 reflects Class B performance less Class C sales charges where applicable.

A $10,000 investment in the fund's Class B shares at the Fund's inception on 4/30/98 would have been valued at $12,503 on 4/30/01 ($12,128 with a redemption at the end of the period.)

A $10,000 investment in the fund's Class C shares at the Fund's inception on 4/30/98 would have been valued at $12,393 on 4/30/01 (a redemption at the end of the period would result in the same value because the CDSC period expired.)



Q.  HOW DID THE FUND PERFORM?

The Hartford Growth and Income Fund returned -8.0% for the six-month period ending April 30, 2001. The Fund's return exceeded the return for the S&P 500 Index, which returned -12.1% and the Lipper Large Cap Core, which returned -12.8% during the same time period.

Q.  WHY DID THE FUND PERFORM THIS WAY?

Good stock selection within financials and technology contributed to the Fund's outperformance relative to the S&P 500 Index during the period. Strong performers in the financials sector included Pacific Century, UnionBanCal, and Lehman Brothers. Technology holdings IBM, Micron, Lexmark, and Teradyne held up relatively well during the period.

Q.  WHAT IS YOUR OUTLOOK?

The surprise Federal Open Market Committee rate cut in April is a clear signal that the Fed is making every attempt to stimulate growth. We expect that the U.S. economy will avoid a full-blown recession although Gross Domestic Product growth will continue to be anemic in the next few quarters. After the recent rally in the technology sector, many of these stocks are fully valued based on their limited business outlook. Despite recent declines among health care stocks, long-term trends continue to be in their favor and we remain bullish on the outlook for our holdings in this sector.

THE HARTFORD
     DIVIDEND AND GROWTH FUND
================================================================================

PORTFOLIO MANAGER


         [PHOTO OF LAURIE A. GABRIEL]

         LAURIE A. GABRIEL, CFA
         Senior Vice President and Managing Partner
         Wellington Management Company, LLP



       PERFORMANCE OVERVIEW

    7/22/96 - 4/30/01
    Growth of a $10,000 investment in
    Class A which includes Sales Charge

              [LINE CHART]

                           Div & Gro             Value              S&P 500               Value
       7/22/96                                  $ 9,450                                  $10,000
       7/31/96               1.00%              $ 9,545              1.02%               $10,102
       8/31/96               1.58%              $ 9,695              2.13%               $10,317
       9/30/96               4.68%              $10,149              5.62%               $10,897
      10/31/96               2.70%              $10,423              2.76%               $11,198
      11/30/96               5.44%              $10,990              7.55%               $12,043
      12/31/96              -0.87%              $10,894             -1.98%               $11,805
       1/31/97               4.72%              $11,409              6.24%               $12,542
       2/28/97               1.58%              $11,589              0.79%               $12,641
       3/31/97              -3.86%              $11,142             -4.10%               $12,122
       4/30/97               3.25%              $11,504              5.96%               $12,845
       5/31/97               6.45%              $12,246              6.11%               $13,630
       6/30/97               5.39%              $12,906              4.45%               $14,236
       7/31/97               5.78%              $13,652              7.95%               $15,368
       8/31/97              -4.76%              $13,002             -5.60%               $14,507
       9/30/97               5.89%              $13,768              5.47%               $15,301
      10/31/97              -2.99%              $13,356             -3.34%               $14,790
      11/30/97               4.73%              $13,988              4.63%               $15,475
      12/31/97               2.02%              $14,270              1.72%               $15,741
       1/31/98               1.29%              $14,454              1.10%               $15,914
       2/28/98               4.23%              $15,066              7.21%               $17,061
       3/31/98               5.26%              $15,858              5.12%               $17,935
       4/30/98              -0.55%              $15,771              1.02%               $18,118
       5/31/98              -1.66%              $15,509             -1.72%               $17,806
       6/30/98               1.04%              $15,671              4.06%               $18,529
       7/31/98              -0.75%              $15,553             -1.06%               $18,333
       8/31/98             -12.78%              $13,565            -14.45%               $15,684
       9/30/98               6.26%              $14,415              6.41%               $16,689
      10/31/98               7.07%              $15,434              8.12%               $18,044
      11/30/98               2.99%              $15,895              6.06%               $19,138
      12/31/98               2.77%              $16,335              5.76%               $20,240
       1/31/99              -0.96%              $16,179              4.18%               $21,086
       2/28/99              -1.52%              $15,933             -3.11%               $20,430
       3/31/99               2.46%              $16,325              4.00%               $21,248
       4/30/99               6.16%              $17,330              3.87%               $22,070
       5/31/99              -2.56%              $16,887             -2.36%               $21,549
       6/30/99               3.37%              $17,456              5.55%               $22,745
       7/31/99              -3.11%              $16,913             -3.12%               $22,035
       8/31/99              -2.57%              $16,478             -0.50%               $21,925
       9/30/99              -2.65%              $16,041             -2.74%               $21,324
      10/31/99               5.74%              $16,962              6.33%               $22,674
      11/30/99              -0.56%              $16,867              2.03%               $23,134
      12/31/99               1.28%              $17,083              5.88%               $24,495
       1/31/00              -4.04%              $16,393             -5.02%               $23,265
       2/29/00              -5.63%              $15,470             -1.89%               $22,825
       3/31/00              11.01%              $17,173              9.78%               $25,058
       4/30/00              -1.24%              $16,960             -3.01%               $24,304
       5/31/00               2.10%              $17,317             -2.05%               $23,805
       6/30/00              -3.14%              $16,774              2.46%               $24,391
       7/31/00             0.0000               $16,774             -1.56%               $24,010
       8/31/00             0.0567               $17,725              6.21%               $25,501
       9/30/00             0.0095               $17,893             -5.28%               $24,155
      10/31/00             0.0195               $18,242             -0.42%               $24,054
      11/31/00            -0.0197               $17,883           -0.0788                $22,158
      12/31/00             0.0513               $18,800            0.0049                $22,267
       1/30/01            -0.0155               $18,509            0.0355                $23,057
       1/30/02            -0.0093               $18,337           -0.0911                $20,957
       3/30/01            -0.0322               $17,746           -0.0633                $19,630
       4/30/01             0.0511               $18,653            0.0776                $21,153


DIVIDEND AND GROWTH FUND
  $9,450 starting value

S&P 500
  $10,000 starting value



RETURNS (Inception 7/22/96)

                                   Standard                     Non-Standard
                                  ANNUALIZED                     ANNUALIZED
                    1 YEAR(1)   SINCE INCEPT.(1)    1 YEAR(2)   SINCE INCEPT.(2)
                   -------------------------------------------------------------
Div & Grow A         3.92%           13.95%          9.97%           15.30%
Div & Grow B         4.18%           14.24%          9.18%           14.49%
Div & Grow C*        7.11%           14.25%          9.20%           14.49%
S&P 500                                           - 12.97%           15.63%


The chart represents a hypothetical investment in The Hartford Dividend and Growth Fund. Past performance does not guarantee future results.

The value of shares will fluctuate so that when redeemed, shares may be worth more or less than their original cost.

(1) The initial investment in Class A and C shares reflects the maximum sales charge and B shares reflect a CDSC.

(2) Performance results do not reflect sales charge.

* Class C Shares commenced operations on 8/1/98. Performance prior to 8/1/98 reflects Class B performance less Class C sales charges where applicable.

A $10,000 investment in the fund's Class B shares at the Fund's inception on 7/22/96 would have been valued at $19,084 on 4/30/01 ($18,702 with a redemption at the end of the period.)

A $10,000 investment in the fund's Class C shares at the Fund's inception on 7/22/96 would have been valued at $18,894 on 4/30/01 (a redemption at the end of the period would result in the same value because the CDSC period expired.)



Q.  HOW DID THE FUND PERFORM?

The Hartford Dividend & Growth Fund returned 2.3% for the six-month period ending April 30, 2001. The Fund's return exceeded the return for the S&P 500 Index, which returned -12.1% and the Lipper Equity Income Average, which returned -0.2% during the same time period.

Q.  WHY DID THE FUND PERFORM THIS WAY?

In line with our dividend-oriented value style, the Fund continues to be underweight in the information technology sector. This underweight position relative to the S&P 500 Index was the greatest contributor to the Fund's outperformance during the period. Furthermore, the technology companies that were held by the Fund performed much better than those in the Index. Strong stock selection in financials and industrials also helped performance.

Q.  WHAT IS YOUR OUTLOOK?

The Fund will remain committed to its conservative value style. As the market begins to look through the current slowdown to a coming period of re-acceleration, cyclical sectors such as materials and industrials should do particularly well. We also remain positive on the energy sector, which should be supported by tight supply/demand conditions. The Fund is well-positioned in these attractive sectors. The Fund's focus will be on those companies that are poised to benefit from better-than-expected fundamental results combined with upward re-valuation. As always, the Fund will seek the security and stability of high-quality value stocks.

THE HARTFORD
     ADVISERS FUND
================================================================================

PORTFOLIO MANAGEMENT TEAM


         [PHOTO OF RAND L. ALEXANDER]

         RAND L. ALEXANDER, CFA
         Senior Vice President and Partner
         Wellington Management Company, LLP


         [PHOTO OF PAUL D. KAPLAN]

         PAUL D. KAPLAN
         Senior Vice President and Partner
         Wellington Management Company, LLP



       PERFORMANCE OVERVIEW

    7/22/96 - 4/30/01
    Growth of a $10,000 Investment in
    Class A which includes Sales Charge

              [LINE CHART]

                           Advisers              Value              S&P 500               Value               L G/C           Value
       7/22/96                                  $ 9,450                                  $10,000                             $10,000
       7/31/96               0.70%              $ 9,516              1.02%               $10,102              0.20%          $10,020
       8/31/96               0.70%              $ 9,583              2.13%               $10,317             -0.06%          $10,014
       9/30/96               3.85%              $ 9,952              5.62%               $10,897              1.78%          $10,192
      10/31/96               2.37%              $10,188              2.76%               $11,198              2.34%          $10,430
      11/30/96               5.75%              $10,773              7.55%               $12,043              1.84%          $10,622
      12/31/96              -2.14%              $10,543             -1.98%               $11,805             -1.11%          $10,504
       1/31/97               3.61%              $10,923              6.24%               $12,542              0.12%          $10,517
       2/28/97               0.44%              $10,971              0.79%               $12,641              0.21%          $10,539
       3/31/97              -2.43%              $10,705             -4.10%               $12,122             -1.19%          $10,413
       4/30/97               3.91%              $11,123              5.96%               $12,845              1.46%          $10,565
       5/31/97               4.19%              $11,589              6.11%               $13,630              0.93%          $10,664
       6/30/97               3.81%              $12,031              4.45%               $14,236              1.20%          $10,792
       7/31/97               5.98%              $12,750              7.95%               $15,368              3.06%          $11,122
       8/31/97              -4.66%              $12,156             -5.60%               $14,507             -1.12%          $10,997
       9/30/97               4.20%              $12,667              5.47%               $15,301              1.57%          $11,170
      10/31/97              -1.44%              $12,484             -3.34%               $14,790              1.60%          $11,349
      11/30/97               3.24%              $12,889              4.63%               $15,475              0.53%          $11,409
      12/31/97               0.87%              $13,001              1.72%               $15,741              1.05%          $11,529
       1/31/98               0.97%              $13,127              1.10%               $15,914              1.41%          $11,691
       2/28/98               4.36%              $13,700              7.21%               $17,061             -0.20%          $11,668
       3/31/98               3.50%              $14,179              5.12%               $17,935              0.31%          $11,704
       4/30/98               1.44%              $14,383              1.02%               $18,118              0.50%          $11,762
       5/31/98              -0.95%              $14,247             -1.72%               $17,806              1.07%          $11,888
       6/30/98               3.95%              $14,809              4.06%               $18,529              1.02%          $12,009
       7/31/98               0.66%              $14,907             -1.06%               $18,333              0.08%          $12,019
       8/31/98              -8.32%              $13,667            -14.45%               $15,684              1.95%          $12,253
       9/30/98               4.09%              $14,226              6.41%               $16,689              2.86%          $12,604
      10/31/98               3.80%              $14,766              8.12%               $18,044             -0.71%          $12,514
      11/30/98               3.33%              $15,258              6.06%               $19,138              0.60%          $12,590
      12/31/98               3.17%              $15,742              5.76%               $20,240              0.25%          $12,621
       1/31/99               2.04%              $16,063              4.18%               $21,086              0.71%          $12,711
       2/28/99              -2.18%              $15,713             -3.11%               $20,430             -2.38%          $12,408
       3/31/99               3.07%              $16,195              4.00%               $21,248              0.50%          $12,470
       4/30/99               2.98%              $16,678              3.87%               $22,070              0.25%          $12,501
       5/31/99              -2.29%              $16,296             -2.36%               $21,549             -1.03%          $12,373
       6/30/99               3.93%              $16,936              5.55%               $22,745             -0.31%          $12,334
       7/31/99              -1.79%              $16,633             -3.12%               $22,035             -0.28%          $12,300
       8/31/99              -1.03%              $16,462             -0.50%               $21,925             -0.08%          $12,290
       9/30/99              -1.33%              $16,243             -2.74%               $21,324              0.90%          $12,400
      10/31/99               3.25%              $16,771              6.33%               $22,674              0.26%          $12,432
      11/30/99               1.09%              $16,953              2.03%               $23,134             -0.06%          $12,425
      12/31/99               4.07%              $17,643              5.88%               $24,495             -0.61%          $12,349
       1/31/00              -3.23%              $17,074             -5.02%               $23,265             -0.03%          $12,346
       2/29/00               0.49%              $17,157             -1.89%               $22,825              1.25%          $12,500
       3/31/00               6.76%              $18,317              9.78%               $25,058              1.45%          $12,681
       4/30/00              -1.93%              $17,964             -3.01%               $24,304             -0.49%          $12,619
       5/31/00              -1.51%              $17,692             -2.05%               $23,805             -0.09%          $12,608
       6/30/00               1.74%              $17,998              2.46%               $24,391              2.04%          $12,865
       7/31/00            -0.0088               $17,840             -1.56%               $24,010            0.0106           $13,001
       8/31/00             0.0384               $18,525              6.21%               $25,501            0.0141           $13,185
       9/30/00            -0.0265               $18,034             -5.28%               $24,155            0.0038           $13,235
      10/31/00             0.0029               $18,086             -0.42%               $24,054            0.0063           $13,318
      11/31/00            -0.0303               $17,538           -0.0788                $22,158            0.0171           $13,546
      12/31/00             0.0150               $17,801            0.0049                $22,267            0.0197           $13,813
       1/30/01             0.0174               $18,111            0.0355                $23,057            0.0168           $14,045
       1/30/02            -0.0391               $17,403           -0.0911                $20,957            0.0103           $14,189
       3/30/01            -0.0393               $16,719           -0.0633                $19,630            0.0046           $14,255
       4/30/01             0.0399               $17,388            0.0776                $21,153           -0.0075           $14,147


ADVISERS FUND         S&P 500        LEHMAN GOVT/CORP
$9,450 starting value $10,000        $10,000



RETURNS (Inception 7/22/96)

                                   Standard                     Non-Standard
                                  ANNUALIZED                     ANNUALIZED
                    1 YEAR(1)   SINCE INCEPT.(1)    1 YEAR(2)   SINCE INCEPT.(2)
                   -------------------------------------------------------------

Advisers A          - 8.51%           12.28%       - 3.19%           13.62%
Advisers B          - 8.84%           12.57%       - 3.84%           12.84%
Advisers C*         - 5.82%           12.57%       - 3.86%           12.81%
S&P 500                                           - 12.97%           15.63%
Lehman govt/corp                                    12.11%            7.50%


The chart represents a hypothetical investment in The Hartford Advisers Fund. Past performance does not guarantee future results.

The value of shares will fluctuate so that when redeemed, shares may be worth more or less than their original cost.

(1) The initial investment in Class A and C shares reflects the maximum sales charge and B shares reflect a CDSC.

(2) Performance results do not reflect sales charge.

* Class C Shares commenced operations on 8/1/98. Performance prior to 8/1/98 reflects Class B performance less Class C sales charges where applicable.

A $10,000 investment in the fund's Class B shares at the Fund's inception on 7/22/96 would have been valued at $17,804 on 4/30/01 ($17,448 with a redemption at the end of the period.)

A $10,000 investment in the fund's Class C shares at the Fund's inception on 7/22/96 would have been valued at $17,605 on 4/30/01 (a redemption at the end of the period would result in the same value because the CDSC period expired.)



Q.  HOW DID THE FUND PERFORM?

The Hartford Advisers Fund returned -3.9% for the six-month period ending April 30, 2001. The Fund outperformed its benchmark and its peer group for the period. The Composite Index returned -4.2%, and the Lipper Flexible Mutual Fund Average returned -5.3% for the same time period.

Q.  WHY DID THE FUND PERFORM THIS WAY?

The energy sector showed strength over this period, and the Fund benefited from its holdings in Texaco. A modest underweight position in the still-weak and ever-changing information technology sector also helped the Fund's equity component outperform the S&P 500 Index. Exposure to networking companies such as Cisco and JDS Uniphase dragged down both the Fund and the Index. However, the Fund's solid gains in IBM helped to balance these losses. The weak earnings environment in the stock market was one factor prompting the Federal Reserve to lower interest rates, supporting short-dated U.S. Treasury bonds. Corporate bonds began to perform better relative to treasuries towards the latter half of the six-month period.

Q.  WHAT IS YOUR OUTLOOK?

While we acknowledge the continued overall weakness of the economy, we have begun to position the Fund for what we expect will be an eventual recovery. We believe stocks have become cheap, and the market already reflects a bearish corporate earnings outlook. The Federal Reserve probably has not completed its easing cycle, and we may see continued rate cuts over the next few months. However, the Treasury market has already rallied quite a bit in anticipation of this, and we feel that corporate and mortgage-backed debt is priced more attractively than Treasuries at this point.

THE HARTFORD
     HIGH YIELD FUND
================================================================================

PORTFOLIO MANAGER


         [PHOTO OF ALISON D. GRANGER]

         ALISON D. GRANGER, CFA
         Senior Vice President
         Hartford Investment
         Management Company



       PERFORMANCE OVERVIEW

    10/01/98 - 4/30/01
    Growth of a $10,000 Investment in
    Class A which includes Sales Charge

              [LINE CHART]

                        High Yield      Value               L HY        Value
                         9/30/98
       7/22/96
       7/31/96
       8/31/96
       9/30/96
      10/31/96
      11/30/96
      12/31/96
       1/31/97
       2/28/97
       3/31/97
       4/30/97
       5/31/97
       6/30/97
       7/31/97
       8/31/97
       9/30/97
      10/31/97
      11/30/97
      12/31/97
       1/31/98
       2/28/98
       3/31/98
       4/30/98
       5/31/98
       6/30/98
       7/31/98
       8/31/98
       9/30/98                          $ 9,550                        $10,000
      10/31/98             -0.22%       $ 9,529            -2.05%      $ 9,795
      11/30/98              3.44%       $ 9,857             4.15%      $10,201
      12/31/98              0.12%       $ 9,869             0.11       $10,212
       1/31/99              1.50%       $10,017             1.49       $10,364
       2/28/99             -0.09%       $10,008            -0.59       $10,303
       3/31/99              1.30%       $10,138             0.95       $10,401
       4/30/99              1.86%       $10,326             1.94       $10,603
       5/31/99             -1.96%       $10,124            -1.35       $10,460
       6/30/99             -0.10%       $10,114            -0.21       $10,438
       7/31/99             -0.11%       $10,103             0.40       $10,480
       8/31/99             -0.75%       $10,027            -1.10       $10,364
       9/30/99             -0.40%       $ 9,987            -0.72       $10,290
      10/31/99              0.53%       $10,040            -0.66       $10,222
      11/30/99              1.28%       $10,168             1.17       $10,341
      12/31/99              0.42%       $10,211             1.13       $10,458
       1/31/00             -0.89%       $10,120            -0.43       $10,413
       2/29/00             -0.14%       $10,106             0.19       $10,433
       3/31/00             -0.95%       $10,010            -2.10       $10,214
       4/30/00              0.39%       $10,049             0.16       $10,230
       5/31/00             -1.35%       $ 9,913            -1.03       $10,125
       6/30/00              2.61%       $10,173             2.04       $10,331
       7/31/00            0.0105        $10,280             0.76       $10,410
       8/31/00            0.0140        $10,424             0.68       $10,481
       9/30/00           -0.0062        $10,359            -0.87       $10,390
      10/31/00           -0.0178        $10,175            -3.20       $10,057
      11/31/00           -0.0249        $ 9,921          -0.0396       $ 9,659
      12/31/00            0.0355        $10,274           0.0193       $ 9,845
       1/30/01            0.0665        $10,957           0.0749       $10,583
       1/30/02            0.0052        $11,014           0.0133       $10,723
       3/30/01           -0.0227        $10,764          -0.0235       $10,471
       4/30/01           -0.0131        $10,624          -0.0125       $10,341


HIGH YIELD FUND
  $9,550 starting value

LEHMAN HIGH YIELD
  $10,000 starting value



RETURNS (Inception 9/30/98)


                                   Standard                     Non-Standard
                                  ANNUALIZED                     ANNUALIZED
                    1 YEAR(1)   SINCE INCEPT.(1)    1 YEAR(2)   SINCE INCEPT.(2)
                   -------------------------------------------------------------

High Yield A          .96%            2.37%          5.72%          4.21%
High Yield B        - .08%            2.34%          4.92%          3.45%
High Yield C         3.00%            3.11%          5.05%          3.51%
Lehman High Yield                                    1.08%          1.30%


The chart represents a hypothetical investment in The Hartford High Yield Fund. Past performance does not guarantee future results.

The value of shares will fluctuate so that when redeemed, shares may be worth more or less than their original cost.

(1) The initial investment in Class A and C shares reflects the maximum sales charge and B shares reflect a CDSC.

(2) Performance results do not reflect sales charge.

A $10,000 investment in the fund's Class B shares at the Fund's inception on 9/30/98 would have been valued at $10,916 on 4/30/01 ($10,589 with a redemption at the end of the period.)

A $10,000 investment in the fund's Class C shares at the Fund's inception on 9/30/98 would have been valued at $10,823 on 4/30/01 (a redemption at the end of the period would result in the same value because the CDSC period expired.)



Q.  HOW DID THE FUND PERFORM?

The Hartford High Yield Fund's Class A shares placed in the 12th percentile of its Lipper peer group for 6 month time period ending April 30, 2001 producing a total return of 4.4% versus the 0.2% return of the Lipper High Current Yield Fixed Income Fund average.

Q.  WHY DID THE FUND PERFORM THIS WAY?

The most important contributors to the Funds performance remain the overweight positions in the health care and energy sectors. Both continue to enjoy upgrades in their debt ratings as their financial positions improve.

The Fund's underweight to the wireless sector also proved beneficial as telecommunications issuers came under significant pressure throughout February and March. Concerns centered around revisions to business projections and availability of capital.

Finally, the longer than average duration of the funds also contributed positively to performance as investors reached for yield.

Negatively impacting the fund was its overweight to more highly rated securities as the Federal Reserve began easing in January. Indeed, single B and lower rated securities outperformed BB rated securities for the first quarter of 2001. Additionally, because monetary easing is expected to benefit the consumer, cyclical sectors such as retailers began to show signs of life after a very difficult 2000. The Fund remains underweighted to the retail sector, again providing a drag on performance.

Q.  WHAT IS YOUR OUTLOOK?

As the second quarter of 2001 continues, the high yield market continues to attempt to overcome negative returns seen in the first quarter. Even though earnings warnings continue to undermine security prices, the telecommunications sector downturn appears to have moderated. Solid credits are becoming expensive as investors seek a safe haven. However weaker credits, in many cases, are so severely beaten down that prices are beginning to look attractive. We've increased our exposure to the telecommunications sector at these lower prices, as we believe the large, well-funded companies are being unfairly punished.

We are maintaining our overweights to health care and energy, as credit trends remain stable to positive in both, and expect those sectors to outperform in this economic downturn. We continue to remain cautious on the consumer as we fear the Fed's actions may not be sufficient to preclude a recession and therefore remain underweighted to retailers and financial issuers.

THE HARTFORD
     BOND INCOME STRATEGY FUND
================================================================================

PORTFOLIO MANAGER


         [PHOTO OF ALISON D. GRANGER]

         ALISON D. GRANGER, CFA
         Senior Vice President
         Hartford Investment
         Management Company



       PERFORMANCE OVERVIEW

    7/22/96 - 4/30/01
    Growth of a $10,000 Investment in
    Class A which includes Sales Charge

              [LINE CHART]

                             Bond                Value            L Aggregate             Value
       7/22/96                                  $ 9,550                                  $10,000
       7/31/96               0.20%              $ 9,569
       8/31/96              -0.07%              $ 9,562
       9/30/96               1.97%              $ 9,751
      10/31/96               2.13%              $ 9,958
      11/30/96               2.10%              $10,168
      12/31/96              -0.69%              $10,097              5.01%               $10,501
       1/31/97               0.55%              $10,153              0.31%               $10,534
       2/28/97               0.33%              $10,186              0.25%               $10,560
       3/31/97              -1.30%              $10,054             -1.11%               $10,443
       4/30/97               1.50%              $10,205              1.50%               $10,599
       5/31/97               1.08%              $10,315              0.95%               $10,700
       6/30/97               1.44%              $10,464              1.19%               $10,827
       7/31/97               3.32%              $10,811              2.70%               $11,120
       8/31/97              -1.08%              $10,694             -0.85%               $11,025
       9/30/97               1.60%              $10,865              1.47%               $11,187
      10/31/97               0.87%              $10,960              1.45%               $11,349
      11/30/97               0.68%              $11,034              0.46%               $11,402
      12/31/97               1.38%              $11,187              1.01%               $11,517
       1/31/98               1.36%              $11,339              1.28%               $11,664
       2/28/98              -0.06%              $11,332             -0.08%               $11,655
       3/31/98               0.43%              $11,381              0.34%               $11,695
       4/30/98               0.34%              $11,419              0.52%               $11,755
       5/31/98               0.99%              $11,533              0.95%               $11,867
       6/30/98               0.74%              $11,618              0.85%               $11,968
       7/31/98               0.00%              $11,618              0.21%               $11,993
       8/31/98               0.65%              $11,693              1.63%               $12,188
       9/30/98               2.69%              $12,008              2.34%               $12,474
      10/31/98              -1.14%              $11,871             -0.53%               $12,408
      11/30/98               1.05%              $11,996              0.57%               $12,478
      12/31/98               0.26%              $12,027              0.30%               $12,516
       1/31/99               0.79%              $12,122              0.71%               $12,605
       2/28/99              -2.51%              $11,818             -1.75%               $12,384
       3/31/99               0.51%              $11,878              0.55%               $12,452
       4/30/99               0.52%              $11,940              0.32%               $12,492
       5/31/99              -1.43%              $11,769             -0.88%               $12,382
       6/30/99              -0.61%              $11,697             -0.32%               $12,342
       7/31/99              -0.36%              $11,655             -0.43%               $12,289
       8/31/99              -0.20%              $11,632             -0.05%               $12,283
       9/30/99               0.92%              $11,739              1.16%               $12,426
      10/31/99               0.23%              $11,766              0.37%               $12,472
      11/30/99               0.04%              $11,770             -0.01%               $12,470
      12/31/99              -0.58%              $11,702             -0.48%               $12,411
       1/31/00              -0.25%              $11,673             -0.33%               $12,370
       2/29/00               1.20%              $11,813              1.21%               $12,519
       3/31/00               1.33%              $11,970              1.32%               $12,685
       4/30/00              -0.16%              $11,951             -0.29%               $12,648
       5/31/00              -0.06%              $11,940             -0.05%               $12,641
       6/30/00               2.28%              $12,212              2.08%               $12,904
       7/31/00               0.66%              $12,293            0.0091                $13,022
       8/31/00               1.15%              $12,434            0.0145                $13,211
       9/30/00               0.57%              $12,505            0.0063                $13,294
      10/31/00               0.27%              $12,539            0.0066                $13,382
      11/31/00               1.55%              $12,733            0.0164                $13,601
      12/31/00               2.23%              $13,017            0.0186                $13,854
       1/30/01               2.19%              $13,302            0.0164                $14,081
       1/30/02               0.59%              $13,381            0.0087                $14,204
       3/30/01               0.13%              $13,398             0.005                $14,275
       4/30/01              -0.14%              $13,378           -0.0042                $14,216



BOND INCOME STRATEGY
  $9,550 starting value

LEHMAN GOVT/CORP
  $10,000 starting value



RETURNS (Inception 7/22/96)

                                   Standard                     Non-Standard
                                  ANNUALIZED                     ANNUALIZED
                    1 YEAR(1)   SINCE INCEPT.(1)    1 YEAR(2)   SINCE INCEPT.(2)
                   -------------------------------------------------------------

Bond A               6.94%            6.28%          11.98%          7.31%
Bond B               6.14%            6.22%          11.14%          6.55%
Bond C*              9.03%            6.54%          11.14%          6.54%
Lehman govt/corp                                     12.11%          7.50%


The chart represents a hypothetical investment in The Hartford Bond Income Strategy Fund. Past performance does not guarantee future results.

The value of shares will fluctuate so that when redeemed, shares may be worth more or less than their original cost.

(1) The initial investment in Class A and C shares reflects the maximum sales charge and B shares reflect a CDSC.

(2) Performance results do not reflect sales charge.

* Class C Shares commenced operations on 8/1/98. Performance prior to 8/1/98 reflects Class B performance less Class C sales charges where applicable.

A $10,000 investment in the fund's Class B shares at the Fund's inception on 7/22/96 would have been valued at $13,541 on 4/30/01 ($13,270 with a redemption at the end of the period.)

A $10,000 investment in the fund's Class C shares at the Fund's inception on 7/22/96 would have been valued at $13,397 on 4/30/01 (a redemption at the end of the period would result in the same value because the CDSC period expired.)



Q.  HOW DID THE FUND PERFORM?

The Hartford Bond Income Strategy Fund Class A shares placed in the 2nd quarter of its Lipper peer group for the 6 month time period ending April 30, 2001, producing a total return of 6.7% versus the 5.9% return of the Lipper Corporate Debt "BBB" rated Mutual Fund Universe.

Q.  WHY DID THE FUND PERFORM THIS WAY?

The early part of 2001 was a period of transition for the Fund. We actively repositioned the weightings of the major fixed income sectors during the quarter. The transaction costs associated with this larger-than-normal trading activity limited portfolio performance.

The Fund's overweight in long-maturity corporate bonds aided Fund returns for the quarter, while the recently-increased weighting in the technology and telecommunications industries limited performance during February and March.

The small positions held in foreign-denominated securities produced a drag on portfolio performance, as the dollar strengthened.

Q.  WHAT IS YOUR OUTLOOK?

Currently there are signs that corporations are becoming more focused on reducing leverage and improving their financial flexibility. This, combined with the fact that the Fed is in the process of easing monetary policy, leads us to overweight corporate bonds. We place particular emphasis on select investment-grade long-maturity issues, where yields are particularly compelling. Within the corporate bond sector, we are overweighting energy, health care, telecommunications and technology issues. We have underweighted finance and consumer-related securities. In mortgages, we have a neutral bias and look to selectively add passthrough securities given their more attractive dollar prices. Finally, we are gradually reducing our holdings in U.S. Treasuries. These securities performed very well last year but the Fed's aggressive interest rate reductions and resulting steeper yield curve have given us reason to consider other more attractive sectors of the market. Within U.S. Treasuries, we favor two to five year maturities and Treasury-inflation protected securities
(TIPS).

 THE HARTFORD GLOBAL COMMUNICATIONS FUND

 STATEMENT OF ASSETS AND LIABILITIES
 APRIL 30, 2001 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                     MARKET
 SHARES                                              VALUE
---------                                            ------
COMMON STOCKS -- 89.0%
            CANADA -- 5.2%
      *5    AT&T Canada, Inc., Class B
             (Communications).....................   $  151
       8    BCE, Inc. (Communications)............      200
       3    TELUS Corp. (Communications)..........       54
                                                     ------
                                                        405
                                                     ------
            CHINA -- 2.4%
     *13    China Unicom Ltd., ADR (Software &
             Services)............................      188
                                                     ------
            FINLAND -- 2.1%
       4    Nokia Corp., ADR (Communications).....      120
       4    Sonera Oyj (Communications)...........       47
                                                     ------
                                                        167
                                                     ------
            FRANCE -- 2.5%
       3    France Telecom S.A.
             (Communications).....................      199
                                                     ------
            HUNGARY -- 2.8%
      13    Magyar Tavkozlesi Rt., ADR (Software &
             Services)............................      217
                                                     ------
            ITALY -- 6.5%
      37    Telecom Italia Mobile S.p.A.
             (Communications).....................      254
      23    Telecom Italia S.p.A.
             (Communications).....................      255
                                                     ------
                                                        509
                                                     ------
            JAPAN -- 4.3%
       4    Nippon Telegraph & Telephone Corp.,
             ADR (Communications).................      132
      #0    NTT DoCoMo, Inc. (Media &
             Entertainment).......................      206
                                                     ------
                                                        338
                                                     ------
            NEW ZEALAND -- 1.3%
      37    Telecom Corp. of New Zealand Ltd.
             (Communications).....................      100
                                                     ------
            SOUTH KOREA -- 2.8%
       8    Korea Telecom Corp., ADR
             (Communications).....................      221
                                                     ------
            SPAIN -- 3.3%
       5    Telefonica S.A., ADR
             (Communications).....................      261
                                                     ------
            UNITED KINGDOM -- 7.9%
      24    British Telecommunications PLC
             (Communications).....................      191
     *13    COLT Telecom Group PLC
             (Communications).....................      178
     *82    Vodafone AirTouch PLC
             (Communications).....................      249
                                                     ------
                                                        618
                                                     ------

                                                     MARKET
 SHARES                                              VALUE
---------                                            ------
            UNITED STATES OF AMERICA -- 47.9%
      *5    Allegiance Telecom, Inc. (Media &
             Entertainment).......................   $   90
       3    ALLTEL Corp. (Communications).........      137
       7    AT&T Corp. (Communications)...........      145
       5    BroadWing, Inc. (Communications)......      124
      *5    Comcast Corp., Class A (Media &
             Entertainment).......................      220
      *4    Exodus Communications, Inc.
             (Communications).....................       38
     *21    Global Crossing Holdings Ltd.
             (Communications).....................      263
     *18    McLeodUSA, Inc., Class A
             (Communications).....................      159
       8    Motorola, Inc. (Communications).......      124
      *9    NEXTEL Communications, Inc., Class A
             (Communications).....................      146
     *11    Nextel Partners, Inc.
             (Communications).....................      189
     *10    Qwest Communications International
             (Communications).....................      389
       9    SBC Communications, Inc.
             (Communications).....................      351
      *7    Sonus Networks, Inc.
             (Communications).....................      178
      *6    Sprint PCS Group (Communications).....      141
     *10    TeleCommunication Systems, Inc.
             (Communications).....................       52
       7    Verizon Communications, Inc.
             (Communications).....................      385
      *3    VoiceStream Wireless Corp.
             (Communications).....................      275
     *19    WorldCom, Inc. (Communications).......      338
                                                     ------
                                                      3,744
                                                     ------
            Total common stocks (cost $8,542).....   $6,967
                                                     ======
PRINCIPAL
 AMOUNT
---------
 SHORT-TERM SECURITIES -- 8.9%
            UNITED STATES OF AMERICA -- 8.9%
 $   700    Joint Repurchase Agreement (See Note
             2(f)) 4.52% due 05/01/01.............   $  700
                                                     ------
            Total short-term securities (cost
              $700)...............................   $  700
                                                     ======

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------



                                                   MARKET
                                                   VALUE
                                                  --------
STATEMENT OF ASSETS AND LIABILITIES
ASSETS
Investment in securities, at value (total cost
  $9,240) -- see accompanying portfolio........   $  7,667
Receivable for securities sold.................        787
Receivable for Fund shares sold................        106
Receivable for dividends and interest..........         15
Cash and other assets..........................          1
                                                  --------
Total assets...................................      8,576
                                                  --------
LIABILITIES
Payable for securities purchased...............        751
                                                  --------
Total liabilities..............................        751
                                                  --------
Net assets.....................................   $  7,825
                                                  ========

                                                   MARKET
                                                    VALUE
                                                   -------
SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value $0.001 per share;
  300,000 shares authorized; 1,140 shares
  outstanding...................................   $     1
Paid-in surplus.................................    10,935
Accumulated net investment loss.................       (18)
Accumulated net realized loss on investments....    (1,521)
Unrealized depreciation of investments..........    (1,573)
Unrealized appreciation of forward foreign
  currency contracts (See Note 2(h))!...........        --#
Unrealized appreciation of other assets and
  liabilities in foreign currency...............         1
                                                   -------
Net assets......................................   $ 7,825
                                                   =======

                                                      MARKET
                                                      VALUE
                                                      ------
Class A
  Net asset value per share ($5,363 / 781 shares
    outstanding) (125,000 shares authorized)........  $6.87
                                                      =====
  Maximum offering price per share
    ($6.87 / 94.5%).................................  $7.27
                                                      =====
Class B
  Net asset value and maximum offering price per
    share ($951 / 139 shares outstanding) (75,000
    shares authorized)..............................  $6.85
                                                      =====
Class C
  Net asset value per share ($823 / 120 shares
    outstanding) (50,000 shares authorized).........  $6.84
                                                      =====
  Maximum offering price per share
    ($6.84 / 99.0%).................................  $6.91
                                                      =====
Class Y
  Net asset value and maximum offering price per
    share ($688 / 100 shares outstanding) (50,000
    shares authorized)..............................  $6.88
                                                      =====

DIVERSIFICATION BY INDUSTRY:
Communications............................  77.3%   $ 6,046
Media & Entertainment.....................   6.6        516
Software & Services.......................   5.2        405
                                            ----    -------
         Total common stocks..............  89.1%   $ 6,967
                                            ====    =======

 * Non-income producing during the period.

# Due to the presentation of the financial statements in thousands, the number of shares and market value round to zero.

       !FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT APRIL 30, 2001

                                                                                                                 UNREALIZED
                                                                 CONTRACT               DELIVERY                APPRECIATION
             DESCRIPTION                MARKET VALUE              AMOUNT                  DATE                 (DEPRECIATION)
--------------------------------------  ------------            ----------            -------------            --------------
British Pounds (Buy)                        $ 94                   $ 94                 05/03/01                   $   --#
Canadian Dollars (Buy)                        30                     30                 05/02/01                       --#
EURO (Buy)                                   111                    111                 05/04/01                       --#
New Zealand Dollar (Buy)                      54                     54                 05/03/01                       --#
                                                                                                                   ------
                                                                                                                   $   --#
                                                                                                                   ======

 THE HARTFORD GLOBAL FINANCIAL SERVICES FUND

 STATEMENT OF NET ASSETS
 APRIL 30, 2001 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                     MARKET
 SHARES                                               VALUE
---------                                            -------
COMMON STOCKS -- 93.6%
            BELGIUM -- 5.1%
       2    Dexia FF (Financial Services).........   $   331
       8    KBC Bancassurance Holding N.V.
             (Financial Services).................       293
                                                     -------
                                                         624
                                                     -------
            CANADA -- 2.9%
      14    Manulife Financial Corp., ADR
             (Financial Services).................       352
                                                     -------
            IRELAND -- 2.4%
      27    Allied Irish Banks PLC (Banks)........       296
                                                     -------
            ITALY -- 2.6%
     +86    Banca Monte Dei Paschi (Banks)........       316
                                                     -------
            JAPAN -- 5.6%
     *S0    Mitsubishi Tokyo Financial Group, Inc.
             (Financial Services).................       245
      23    Nikko Securities Co., Ltd. (Financial
             Services)............................       195
       3    Promise Co., Ltd. (Financial
             Services)............................       253
                                                     -------
                                                         693
                                                     -------
            NETHERLANDS -- 4.0%
      13    ABN AMRO Holdings N.V. (Financial
             Services)............................       252
       7    Aegon N.V. (Financial Services).......       240
                                                     -------
                                                         492
                                                     -------
            PANAMA -- 2.6%
      10    Banco Latinoamericano de Exportaciones
             S.A., E Shares (Banks)...............       314
                                                     -------
            SPAIN -- 2.7%
       9    Banco Popular Espanol S.A. (Banks)....       332
                                                     -------
            SWEDEN -- 2.4%
      32    Skandinaviska Enskilda, A Shares
             (Financial Services).................       293
                                                     -------
            UNITED KINGDOM -- 13.7%
      12    Abbey National PLC (Financial
             Services)............................       214
      19    Barclays PLC (Financial Services).....       605
      15    CGNU PLC (Financial Services).........       213
      57    Lloyds TSB Group PLC (Financial
             Services)............................       595
       3    Royal Bank of Scotland Group PLC
             (Banks)..............................        59
                                                     -------
                                                       1,686
                                                     -------

                                                     MARKET
 SHARES                                               VALUE
---------                                            -------
            UNITED STATES OF AMERICA -- 49.6%
       9    Ace Ltd. (Insurance)..................   $   311
       8    AMBAC Financial Group, Inc.
             (Insurance)..........................       404
       5    American International Group, Inc.
             (Insurance)..........................       384
      14    Annuity & Life Re (Holdings), Ltd.
             (Insurance)..........................       421
     *21    Bank of Bermuda Ltd. (Banks)..........     1,121
       9    Cincinnati Financial Corp.
             (Insurance)..........................       334
      10    Citigroup, Inc. (Banks)...............       496
     *14    Clark/Bardes Holdings, Inc.
             (Insurance)..........................       175
       2    Fannie Mae (Banks)....................       169
      *5    Investment Technology Group, Inc.
             (Financial Services).................       254
       4    Marsh & McLennan Cos., Inc.
             (Insurance)..........................       338
       4    Merrill Lynch & Co., Inc. (Financial
             Services)............................       241
      13    Morgan (J.P.) Chase & Co., Inc.
             (Banks)..............................       619
      18    Pacific Century Financial Corp.
             (Banks)..............................       392
       4    Reinsurance Group of America, Inc.
             (Insurance)..........................       131
       5    Wachovia Corp. (Banks)................       292
                                                     -------
                                                       6,082
                                                     -------
            Total common stocks...................   $11,480
                                                     =======

PRINCIPAL
 AMOUNT
---------
SHORT-TERM SECURITIES -- 4.2%
            REPURCHASE AGREEMENT -- 4.2%
 $   514    Joint Repurchase Agreement (See Note
             2(f))
             4.52% due 05/01/01...................   $   514
                                                     -------
            Total short-term securities...........   $   514
                                                     =======

DIVERSIFICATION OF NET ASSETS:
Total common stocks (cost $11,050).......    93.6%  $11,480
Total short-term securities (cost
  $514)..................................     4.2       514
                                            -----   -------
Total investment in securities (total
  cost $11,564)..........................    97.8    11,994
Cash, receivables and other assets.......     2.3       295
Security lending collateral..............     1.3       156
Payable for securities purchased.........    (0.1)      (16)
Security lending collateral payable to
  brokers................................    (1.3)     (156)
Other liabilities........................    (0.0)       (2)
                                            -----   -------
Net assets...............................   100.0%  $12,271
                                            =====   =======

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------



                                                   MARKET
                                                    VALUE
                                                   -------
SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value $0.001 per share;
  300,000 shares authorized; 1,194 shares
  outstanding...................................   $     1
Paid-in surplus.................................    11,949
Accumulated undistributed net investment
  income........................................        13
Accumulated net realized loss on investments....      (122)
Unrealized appreciation of investments..........       430
                                                   -------
Net assets......................................   $12,271
                                                   =======

Class A
  Net asset value per share ($8,407 / 818 shares
    outstanding) (125,000 shares authorized).......  $10.28
                                                     ======
  Maximum offering price per share
    ($10.28 / 94.5%)...............................  $10.87
                                                     ======
Class B
  Net asset value and maximum offering price per
    share ($1,447 / 141 shares outstanding) (75,000
    shares authorized).............................  $10.24
                                                     ======
Class C
  Net asset value per share ($1,387 / 135 shares
    outstanding) (50,000 shares authorized)........  $10.24
                                                     ======
  Maximum offering price per share
    ($10.24 / 99.0%)...............................  $10.34
                                                     ======
Class Y
  Net asset value and maximum offering price per
    share ($1,030 / 100 shares outstanding) (50,000
    shares authorized).............................  $10.30
                                                     ======

                                                    MARKET
                                                     VALUE
                                                    -------
DIVERSIFICATION BY INDUSTRY:
Banks....................................    35.9%  $ 4,406
Financial Services.......................    37.3     4,576
Insurance................................    20.4     2,498
                                            -----   -------
         Total common stocks.............    93.6%  $11,480
                                            =====   =======

 * Non-income producing during the period.

++ All or a portion of this security was on loan as of April 30, 2001 (See Note
   2(d)).

# Due to the presentation of the financial statements in thousands, the number of shares round to zero.

 THE HARTFORD GLOBAL HEALTH FUND

 STATEMENT OF NET ASSETS
 APRIL 30, 2001 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                     MARKET
 SHARES                                              VALUE
---------                                           --------
COMMON STOCKS -- 95.0%
            CHEMICALS -- 3.4%
    ++64    Aventis S.A., ADR....................   $  4,922
   *++18    Syngenta AG, ADR.....................        185
                                                    --------
                                                       5,107
                                                    --------
            CONSUMER NON-DURABLES -- 3.9%
    ++37    Cardinal Health, Inc. ...............      2,507
     109    McKesson HBOC, Inc. .................      3,358
                                                    --------
                                                       5,865
                                                    --------
            DRUGS -- 50.2%
     178    Abbott Laboratories..................      8,237
     *32    Alkermes, Inc. ......................        980
      88    American Home Products Corp. ........      5,082
   ++161    AstraZeneca Group PLC, ADR...........      7,627
    *143    Axys Pharmaceuticals, Inc. ..........        439
      47    Banyu Pharmaceutical Co. ............        866
     *70    Connetics Corp. .....................        365
      78    Eli Lilly & Co. .....................      6,605
     *39    Forest Laboratories, Inc. ...........      2,360
   ++150    Fujisawa Pharmaceutical..............      3,042
     *38    Genaera Corp. .......................        114
   *++36    Genzyme Corp. .......................      3,890
     *28    Gilead Sciences, Inc. ...............      1,371
      64    GlaxoSmithKline PLC, ADR.............      3,444
    *329    Immunex Corp. .......................      5,027
   *++70    Medicines Co. (The)..................        754
      59    Mylan Laboratories...................      1,572
    ++56    Nycomed Amersham PLC, ADR............      2,200
     195    Pharmacia Corp. .....................     10,183
      #0    Roche Holdings AG....................      2,945
     *48    SangStat Medical Corp. ..............        528
      95    Schering-Plough Corp. ...............      3,661
    ++73    Tanabe Seiyaku Co., Ltd. ............        649
     *52    Triangle Pharmaceuticals, Inc. ......        275
     *94    Versicor, Inc. ......................        900
     *32    Vertex Pharmaceuticals, Inc. ........      1,226
   *++29    ViroPharma, Inc. ....................      1,089
                                                    --------
                                                      75,431
                                                    --------
            ELECTRICAL EQUIPMENT -- 2.3%
     *63    Molecular Devices Corp. .............      1,215
     *84    Thermo Electron Corp. ...............      2,209
                                                    --------
                                                       3,424
                                                    --------
            HEALTH SERVICES -- 7.6%
      90    HCA -- The Healthcare Co. ...........      3,498
    *192    Health Management Associates, Inc.,
             Class A.............................      3,441
   *++22    Immunomedics, Inc. ..................        302
       2    Serono S.A., Class B.................      1,347
     *62    Tenet Healthcare Corp. ..............      2,781
                                                    --------
                                                      11,369
                                                    --------

                                                     MARKET
 SHARES                                              VALUE
---------                                           --------
            INSURANCE -- 1.0%
     *72    Health Net, Inc. ....................   $  1,554
                                                    --------
            MEDICAL INSTRUMENTS &
             SUPPLIES -- 17.2%
      54    Bard (C.R.), Inc. ...................      2,385
      37    Bausch & Lomb, Inc. .................      1,559
      42    Baxter International, Inc. ..........      3,792
      84    Beckman Coulter, Inc. ...............      2,990
      88    Becton, Dickinson & Co. .............      2,844
      93    Eisai Co., Ltd. .....................      2,386
     399    Gambro AB, B Shares..................      2,682
      24    Johnson & Johnson Co. ...............      2,354
     207    Smith & Nephew PLC...................        979
     *67    St. Jude Medical, Inc................      3,859
                                                    --------
                                                      25,830
                                                    --------
            RESEARCH & TESTING FACILITIES -- 6.7%
     *12    Argonaut Technologies, Inc...........         56
    *++4    Cephalon, Inc. ......................        255
   *++54    CV Therapeutics, Inc. ...............      2,541
    *135    Exelixis, Inc. ......................      1,847
   *++50    Gene Logic, Inc. ....................        909
      42    Monsanto Co. ........................      1,288
    *104    Regeneron Pharmaceuticals, Inc. .....      3,225
                                                    --------
                                                      10,121
                                                    --------
            RETAIL -- 0.8%
      20    CVS Corp. ...........................      1,179
                                                    --------
            SOFTWARE & SERVICES -- 1.9%
     *99    Genomica Corp. ......................        408
      77    IMS Health, Inc. ....................      2,103
     *33    WebMD Corp...........................        289
                                                    --------
                                                       2,800
                                                    --------
            Total common stocks..................   $142,680
                                                    ========

PRINCIPAL
 AMOUNT
---------
SHORT-TERM SECURITIES -- 3.8%
            REPURCHASE AGREEMENT -- 3.8%
 $ 5,666    Joint Repurchase Agreement
             (See Note 2(f))
             4.52% due 05/01/01..................   $  5,666
                                                    --------
            Total short-term securities..........   $  5,666
                                                    ========

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------



                                                    MARKET
                                                    VALUE
                                                   --------
DIVERSIFICATION OF NET ASSETS:
Total common stocks (cost $136,574).....    95.0%  $142,680
Total short-term securities (cost
  $5,666)...............................     3.8      5,666
                                           -----   --------
Total investment in securities (total
  cost $142,241)........................    98.8    148,346
Cash, receivables and other assets......     1.7      2,555
Security lending collateral.............    11.7     17,587
Payable for securities purchased........    (0.4)      (582)
Payable for Fund shares redeemed........    (0.1)      (150)
Security lending collateral payable to
  brokers...............................   (11.7)   (17,587)
Other liabilities.......................    (0.0)       (23)
                                           -----   --------
Net assets..............................   100.0%  $150,146
                                           =====   ========

                                                   MARKET
                                                   VALUE
                                                  --------
SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value $0.001 per share;
  300,000 shares authorized; 11,427 shares
  outstanding..................................   $     11
Paid-in surplus................................    141,369
Accumulated net investment loss................       (448)
Accumulated undistributed net realized gain on
  investments..................................      3,108
Unrealized appreciation of investments.........      6,105
Unrealized depreciation of forward foreign
  currency contracts (See Note 2(h))!..........         (2)
Unrealized appreciation of other assets and
  liabilities in foreign currency..............          3
                                                  --------
Net assets.....................................   $150,146
                                                  ========

Class A
  Net asset value per share ($75,745 / 5,745 shares
    outstanding) (125,000 shares authorized).......  $13.19
                                                     ======
  Maximum offering price per share
    ($13.19 / 94.5%)...............................  $13.95
                                                     ======
Class B
  Net asset value and maximum offering price per
    share ($33,660 / 2,572 shares outstanding)
    (75,000 shares authorized).....................  $13.09
                                                     ======
Class C
  Net asset value per share ($37,497 / 2,865 shares
    outstanding) (50,000 shares authorized)........  $13.09
                                                     ======
  Maximum offering price per share
    ($13.09 / 99.0%)...............................  $13.22
                                                     ======
Class Y
  Net asset value and maximum offering price per
    share ($3,244 / 245 shares outstanding) (50,000
    shares authorized).............................  $13.24
                                                     ======

* Non-income producing during the period.

++ All or a portion of this security was on loan as of April 30, 2001 (See Note
   2(d)).

# Due to the presentation of the financial statements in thousands, the number of shares round to zero.

       !FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT APRIL 30, 2001

                                                                                                               UNREALIZED
                                                                     CONTRACT            DELIVERY             APPRECIATION
                DESCRIPTION                  MARKET VALUE             AMOUNT               DATE              (DEPRECIATION)
-------------------------------------------  ------------            --------            --------            --------------
Swiss Frank (Buy)                                $143                  $143              05/04/01                 $ --
Swedish Krona (Buy)                               305                   307              05/03/01                   (2)
                                                                                                                  ----
                                                                                                                  $ (2)
                                                                                                                  ====

 THE HARTFORD GLOBAL TECHNOLOGY FUND

 STATEMENT OF NET ASSETS
 APRIL 30, 2001 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                     MARKET
 SHARES                                              VALUE
---------                                           --------
COMMON STOCKS -- 96.4%
            COMMUNICATIONS -- 13.7%
 *++103     Exodus Communications, Inc. .........   $    985
    *52     Extreme Networks, Inc. ..............      1,708
    104     Motorola, Inc. ......................      1,611
    *71     Network Appliance, Inc. .............      1,613
     63     Nokia Corp., ADR.....................      2,157
    *26     QUALCOMM, Inc. ......................      1,468
    *32     Sonus Networks, Inc. ................        802
                                                    --------
                                                      10,344
                                                    --------
            COMPUTERS & OFFICE EQUIPMENT -- 31.2%
    *21     Cirrus Logic, Inc. ..................        348
   *153     Cisco Systems, Inc. .................      2,591
   *217     Dell Computer Corp. .................      5,708
    *53     EMC Corp. ...........................      2,095
 *++138     Handspring, Inc. ....................      2,106
     30     International Business Machines
             Corp. ..............................      3,500
    *68     Lexmark International, Inc. .........      4,165
   *376     Maxtor Corp. ........................      3,003
                                                    --------
                                                      23,516
                                                    --------
            ELECTRICAL EQUIPMENT -- 0.7%
    *13     Teradyne, Inc. ......................        506
                                                    --------
            ELECTRONICS -- 10.3%
    124     Intel Corp. .........................      3,817
    *15     Micron Technology, Inc. .............        681
  *++10     Nvidia Corp. ........................        858
   *121     OmniVision Technologies, Inc. .......        567
     24     Sony Corp. ..........................      1,818
                                                    --------
                                                       7,741
                                                    --------
            MACHINERY -- 2.2%
    *58     Ultratech Stepper, Inc. .............      1,672
                                                    --------
            SOFTWARE & SERVICES -- 35.8%
    *75     AOL Time Warner, Inc. ...............      3,762
  *++48     Brocade Communications Systems,
             Inc. ...............................      1,831
    *28     CSG Systems International, Inc. .....      1,601
     34     First Data Corp. ....................      2,300
    *31     i2 Technologies, Inc. ...............        541
    *49     Macromedia, Inc. ....................      1,101
   *124     Microsoft Corp. .....................      8,407
  *++86     Rational Software Corp. .............      2,077
    *14     SunGard Data Systems, Inc. ..........        774
    *36     VeriSign, Inc. ......................      1,845
    *14     VERITAS Software Corp. ..............        835
    *59     Verity, Inc. ........................      1,331
    *79     Vignette Corp. ......................        529
                                                    --------
                                                      26,934
                                                    --------
            TRANSPORTATION -- 2.5%
    *37     Sabre Group Corp. ...................      1,852
                                                    --------
            Total common stocks..................   $ 72,565
                                                    ========

PRINCIPAL                                           MARKET
AMOUNT                                              VALUE
---------                                           --------
SHORT-TERM SECURITIES -- 5.0%
            REPURCHASE AGREEMENT -- 5.0%
 $3,781     Joint Repurchase Agreement (See Note
             2(f)) 4.52% due 05/01/01............   $  3,781
                                                    --------
            Total short-term securities..........   $  3,781
                                                    ========

DIVERSIFICATION OF NET ASSETS:
Total common stocks (cost $85,208)......    96.4%  $ 72,565
Total short-term securities (cost
  $3,781)...............................     5.0      3,781
                                           -----   --------
Total investment in securities (total
  cost $88,989).........................   101.4     76,346
Cash, receivables and other assets......     1.0        735
Security lending collateral.............     7.6      5,744
Payable for securities purchased........    (2.0)    (1,472)
Payable for Fund shares redeemed........    (0.4)      (321)
Security lending collateral payable to
  brokers...............................    (7.6)    (5,744)
Other liabilities.......................    (0.0)       (19)
                                           -----   --------
Net assets..............................   100.0%  $ 75,269
                                           =====   ========

SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value $0.001 per share;
  300,000 shares authorized; 12,939 shares
  outstanding..................................   $     13
Paid-in surplus................................    116,734
Accumulated net investment loss................       (523)
Distribution in excess of net realized gain on
  investments..................................    (28,312)
Unrealized depreciation of investments.........    (12,643)
                                                  --------
Net assets.....................................   $ 75,269
                                                  ========

Class A
  Net asset value per share ($33,040 / 5,662 shares
    outstanding) (125,000 shares authorized)........  $5.84
                                                      =====
  Maximum offering price per share
    ($5.84 / 94.5%).................................  $6.18
                                                      =====
Class B
  Net asset value and maximum offering price per
    share ($14,545 / 2,510 shares outstanding)
    (75,000 shares authorized)......................  $5.79
                                                      =====
Class C
  Net asset value per share ($21,719 / 3,750 shares
    outstanding) (50,000 shares authorized).........  $5.79
                                                      =====
  Maximum offering price per share
    ($5.79 / 99.0%).................................  $5.85
                                                      =====
Class Y
  Net asset value and maximum offering price per
    share ($5,965 / 1,017 shares outstanding)
    (50,000 shares authorized)......................  $5.87
                                                      =====

* Non-income producing during the period.

++ All or a portion of this security was on loan as of April 30, 2001 (See Note
   2(d)).

The accompanying notes are an integral part of this financial statement.

 THE HARTFORD SMALL COMPANY FUND

 STATEMENT OF NET ASSETS
 APRIL 30, 2001 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                     MARKET
 SHARES                                              VALUE
---------                                           --------
COMMON STOCKS -- 91.9%
            APPAREL & TEXTILE -- 0.8%
   *++85    Genesco, Inc. .......................   $  2,442
                                                    --------
            BANKS -- 1.1%
     134    People's Bank........................      3,014
      15    Sky Financial Group, Inc. ...........        278
                                                    --------
                                                       3,292
                                                    --------
            BUSINESS SERVICES -- 5.9%
    *111    Getty Images, Inc. ..................      2,790
    *241    I-Many, Inc. ........................      3,258
    *266    Iron Mountain, Inc. .................      9,620
    *288    US Oncology, Inc. ...................      2,581
                                                    --------
                                                      18,249
                                                    --------
            CHEMICALS -- 0.8%
     128    Wellman, Inc. .......................      2,380
                                                    --------
            COMMUNICATIONS -- 2.3%
     *45    Extreme Networks, Inc. ..............      1,467
  *++152    McLeodUSA, Inc., Class A.............      1,348
    *205    Natural MicroSystems Corp. ..........      1,564
     *48    SBA Communications Corp. ............      1,636
     *70    SeaChange International, Inc. .......      1,140
                                                    --------
                                                       7,155
                                                    --------
            COMPUTERS & OFFICE EQUIPMENT -- 2.0%
    *133    Cirrus Logic, Inc. ..................      2,167
     *68    Planar Systems, Inc. ................      1,586
    *434    Western Digital Corp. ...............      2,308
                                                    --------
                                                       6,061
                                                    --------
            CONSTRUCTION -- 1.3%
   ++161    Granite Construction, Inc. ..........      4,141
                                                    --------
            CONSUMER DURABLES -- 0.9%
    *118    Furniture Brands International,
             Inc. ...............................      2,680
                                                    --------
            CONSUMER NON-DURABLES -- 3.0%
   ++152    Callaway Golf Co. ...................      3,688
     *78    Hain Celestial Group, Inc. ..........      1,949
   *++37    Kenneth Cole Productions, Inc., Class
             A...................................      1,048
     *72    Priority Healthcare Corp., Class B...      2,497
                                                    --------
                                                       9,182
                                                    --------
            DRUGS -- 4.1%
     *35    Alexion Pharmaceuticals, Inc. .......        824
      38    Alpharma, Inc., Class A..............        855
     *56    ArQule, Inc. ........................        860
     *72    Gilead Sciences, Inc. ...............      3,536
     *38    ImmunoGen, Inc. .....................        763
     *28    NPS Pharmaceuticals, Inc. ...........        843
     *76    OraPharma, Inc. .....................        480
  *++193    Serologicals Corp. ..................      3,431
     *29    Vertex Pharmaceuticals, Inc. ........      1,107
                                                    --------
                                                      12,699
                                                    --------

                                                     MARKET
 SHARES                                              VALUE
---------                                           --------
            EDUCATION -- 0.5%
   *++81    Edison Schools, Inc. ................   $  1,566
                                                    --------
            ELECTRICAL EQUIPMENT -- 1.0%
     *63    Rudolf Technologies, Inc. ...........      3,049
                                                    --------
            ELECTRONICS -- 7.2%
    *254    Aeroflex, Inc. ......................      3,787
     *33    AXT, Inc. ...........................      1,050
    *122    Emcore Corp. ........................      5,055
     *42    Intersil Holding Corp. ..............      1,348
     *61    Mattson Technology, Inc. ............      1,066
    *269    Oak Technology, Inc. ................      2,996
    *150    Pericom Semiconductor Corp. .........      2,704
     *80    SBS Technologies, Inc. ..............      1,604
     *23    Stratos Lightwave, Inc. .............        184
    *107    Supertex, Inc. ......................      1,913
     *18    Vicor Corp. .........................        429
                                                    --------
                                                      22,136
                                                    --------
            ENERGY & SERVICES -- 2.4%
      73    Arch Coal, Inc. .....................      2,262
      83    Cross Timbers Oil Co. ...............      2,256
     *75    Hanover Compressor Co. ..............      2,737
       4    National Fuel Gas Co. ...............        247
                                                    --------
                                                       7,502
                                                    --------
            EXCHANGE TRADED FUNDS -- 1.4%
     *71    iShares Russell 2000 Growth Index
             Fund................................      4,379
                                                    --------
            FINANCIAL SERVICES -- 3.2%
     101    Federated Investors, Inc., Class B...      2,947
     *40    Investment Technology Group, Inc. ...      1,926
     108    Legg Mason, Inc. ....................      5,143
                                                    --------
                                                      10,016
                                                    --------
            FOOD, BEVERAGE & TOBACCO -- 0.7%
     *59    Smithfield Foods, Inc. ..............      2,028
                                                    --------
            HEALTH SERVICES -- 8.3%
  *++440    Caremark Rx, Inc. ...................      6,971
    *184    Covance, Inc. .......................      3,033
     *42    Edwards Lifesciences Corp. ..........        903
  *++107    Orthodontic Centers of America,
             Inc. ...............................      2,918
     *81    Renal Care Group, Inc. ..............      2,315
    *157    Triad Hospitals, Inc. ...............      4,817
     *68    Varian Medical Systems, Inc. ........      4,704
                                                    --------
                                                      25,661
                                                    --------
            INSURANCE -- 2.9%
  *++416    Health Net, Inc. ....................      8,963
                                                    --------
            MACHINERY -- 1.3%
    *106    Grant Prideco, Inc. .................      2,116
     *61    Ultratech Stepper, Inc. .............      1,744
                                                    --------
                                                       3,860
                                                    --------

 THE HARTFORD SMALL COMPANY FUND

 APRIL 30, 2001 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------



                                                     MARKET
 SHARES                                              VALUE
---------                                           --------
COMMON STOCKS -- (CONTINUED)
            MEDIA & ENTERTAINMENT -- 1.5%
    *172    Allegiance Telecom, Inc. ............   $  3,094
     *44    Beasley Broadcast Group, Inc., ADR,
             Class A.............................        602
     *92    Entravision Communications Corp. ....        925
                                                    --------
                                                       4,621
                                                    --------
            MEDICAL INSTRUMENTS & SUPPLIES --1.1%
    *+43    ArthroCare Corp. ....................        806
      40    Beckman Coulter, Inc. ...............      1,404
     *70    I-STAT Corp. ........................      1,218
                                                    --------
                                                       3,428
                                                    --------
            METALS, MINERALS & MINING -- 1.8%
    *184    Stillwater Mining Co. ...............      5,608
                                                    --------
            REAL ESTATE -- 1.9%
     105    Liberty Property Trust (REIT)........      3,021
    +127    Reckson Associates Realty Corp.
             (REIT)..............................      2,974
                                                    --------
                                                       5,995
                                                    --------
            RESEARCH & TESTING FACILITIES -- 1.9%
    *170    Core Laboratories N.V. ..............      4,055
     *43    Pharmacopeia, Inc. ..................        839
     *52    Quintiles Transnational Corp. .......      1,073
                                                    --------
                                                       5,967
                                                    --------
            RETAIL -- 9.8%
   *+260    Barnes & Noble, Inc. ................      8,272
    *+58    Cheesecake Factory, Inc. (The).......      2,206
    *135    Gymboree Corp. ......................        948
   *+106    Hot Topic, Inc. .....................      3,556
     *27    Linens 'n Things, Inc. ..............        732
    *+29    P.F. Chang's China Bistro, Inc. .....      1,114
     *57    Pacific Sunwear of California,
             Inc. ...............................      1,591
     160    Pier 1 Imports, Inc. ................      1,778
     *35    RARE Hospitality International,
             Inc. ...............................        984
    *120    Tweeter Home Entertainment Group,
             Inc.................................      3,009
     *76    Venator Group, Inc. .................      1,008
   *+100    Whole Foods Market, Inc. ............      4,875
                                                    --------
                                                      30,073
                                                    --------
            RUBBER & PLASTICS PRODUCTS -- 0.9%
    *+60    Reebok International Ltd. ...........      1,548
     *63    Vans, Inc. ..........................      1,311
                                                    --------
                                                       2,859
                                                    --------
            SOFTWARE & SERVICES -- 11.8%
    *183    Actuate Software Corp. ..............      2,289
    *+95    Affiliated Computer Services, Inc.,
             Class A.............................      6,846
   *+177    AremisSoft Corp. ....................      3,151
     *67    Cognex Corp. ........................      1,965
    *114    eFunds Corp. ........................      2,223
     *48    GTECH Holdings Corp. ................      1,549
    *+73    Intranet Solutions, Inc. ............      2,428

                                                     MARKET
 SHARES                                              VALUE
---------                                           --------
            SOFTWARE & SERVICES -- (CONTINUED)
     *58    Manhattan Associates, Inc. ..........   $  1,922
    *+47    Manugistics Group, Inc. .............      1,587
     *38    Mentor Graphics Corp. ...............        989
     *51    Optimal Robotics Corp. ..............      1,664
     *88    Retek, Inc. .........................      2,528
    *217    SeeBeyond Technology Corp. ..........      3,225
    *164    Verity, Inc. ........................      3,684
     *20    Websense, Inc. ......................        243
                                                    --------
                                                      36,293
                                                    --------
            TRANSPORTATION -- 9.0%
    *200    Atlas Air, Inc. .....................      5,069
     *83    Doncasters PLC, ADR..................      2,244
    *490    easyjet PLC..........................      2,798
    *@87    easyjet PLC..........................        494
    *158    Frontier Airlines, Inc. .............      2,375
    *+87    Raynair Holdings PLC, ADR............      4,474
     191    Skywest, Inc. .......................      5,057
    *287    Swift Transportation Co., Inc. ......      5,227
                                                    --------
                                                      27,738
                                                    --------
            UTILITIES -- 1.1%
      47    Questar Corp. .......................      1,518
     *69    Waste Connections, Inc. .............      1,960
                                                    --------
                                                       3,478
                                                    --------
            Total common stocks..................   $283,501
                                                    ========
PRINCIPAL
 AMOUNT
---------
SHORT-TERM SECURITIES -- 9.5%
            U.S. TREASURY BILLS -- 0.3%
 $ 1,000    4.52% due 06/14/01...................   $    994
                                                    --------
            REPURCHASE AGREEMENT -- 9.2%
  28,304    Joint Repurchase Agreement (See Note
             2(f)) 4.52% due 05/01/01............   $ 28,304
                                                    --------
            Total short-term securities..........   $ 29,298
                                                    ========

DIVERSIFICATION OF NET ASSETS:
Total common stocks (cost $274,697).....    91.9%  $283,501
Total short term securities (cost
  $29,298)..............................     9.5     29,298
                                           -----   --------
Total investment in securities (total
  cost $303,995)........................   101.4    312,799
Cash, receivables and other assets......     4.1     12,587
Security lending collateral.............     4.5     53,507
Payable for securities purchased........    (5.1)   (15,756)
Payable for Fund shares redeemed........    (0.4)    (1,201)
Security lending collateral payable to
  brokers...............................    (4.5)   (53,507)
Other liabilities.......................    (0.0)        (6)
                                           -----   --------
Net assets..............................   100.0%  $308,423
                                           =====   ========

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------



                                                   MARKET
                                                   VALUE
                                                  --------
SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value $0.001 per share;
  300,000 shares authorized; 21,503 shares
  outstanding..................................   $     22
Paid-in surplus................................    364,461
Accumulated net investment loss................     (1,164)
Distribution in excess of net realized gain on
  investments..................................    (64,003)
Unrealized appreciation of investments.........      8,804
Unrealized appreciation of futures contracts
  ??...........................................        303
                                                  --------
Net assets.....................................   $308,423
                                                  ========

Class A
  Net asset value per share ($143,872 / 9,911
    shares outstanding) (125,000 shares
    authorized)....................................  $14.52
                                                     ======
  Maximum offering price per share
    ($14.52 / 94.5%)...............................  $15.36
                                                     ======
Class B
  Net asset value and maximum offering price per
    share ($60,868 / 4,354 shares outstanding)
    (75,000 shares authorized).....................  $13.98
                                                     ======
Class C
  Net asset value per share ($64,467 / 4,607 shares
    outstanding) (50,000 shares authorized)........  $13.99
                                                     ======
  Maximum offering price per share
    ($13.99 / 99.0%)...............................  $14.14
                                                     ======
Class Y
  Net asset value and maximum offering price per
    share ($39,216 / 2,631 shares outstanding)
    (50,000 shares authorized).....................  $14.90
                                                     ======

*  Non-income producing during the period.

+ All or a portion of this security was on loan as of April 30, 2001 (See Note 2(d)).

@ Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2001, the market value of these securities amounted to $494 or 0.2% of net assets.

?? The Fund had 25 Russell 2000 June 2001 Futures contracts open as of April 30, 2001. These contracts had a value of $6,090 as of April 30, 2001 and were collateralized by 1,000 U.S. Treasury Bills 4.52% due 06/14/01.

 THE HARTFORD CAPITAL APPRECIATION FUND

 STATEMENT OF NET ASSETS
 APRIL 30, 2001 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                    MARKET
 SHARES                                             VALUE
---------                                         ----------
COMMON STOCKS -- 94.5%
            BANKS -- 1.6%
      400   Bank of America Corp. .............   $   22,400
      259   Heller Financial, Inc., Class A....        8,255
      725   Metris Cos., Inc. .................       21,741
                                                  ----------
                                                      52,396
                                                  ----------
            BUSINESS SERVICES -- 1.8%
     *900   KPMG Consulting, Inc. .............       14,049
      920   Manpower, Inc. ....................       29,762
   *1,535   Pegasystems, Inc. .................        4,606
    *+408   United Rentals (North America),
             Inc. .............................        8,168
                                                  ----------
                                                      56,585
                                                  ----------
            CHEMICALS -- 0.9%
     *850   Cytec Industries, Inc. ............       27,804
                                                  ----------
            COMMUNICATIONS -- 4.8%
   +1,003   AT&T Corp. ........................       22,351
    *+509   Exodus Communications, Inc. .......        4,883
  *+4,898   Metromedia Fiber Network, Inc.,
             Class A...........................       24,932
    *+300   QUALCOMM, Inc. ....................       17,208
    *+600   Sonus Networks, Inc. ..............       15,276
   *3,896   WorldCom, Inc. ....................       71,109
                                                  ----------
                                                     155,759
                                                  ----------
            COMPUTERS & OFFICE EQUIPMENT --2.1%
     *600   Cisco Systems, Inc. ...............       10,188
     *804   Ingram Micro, Inc., Class A........       11,635
      376   Minnesota Mining & Manufacturing
             Co. ..............................       44,795
                                                  ----------
                                                      66,618
                                                  ----------
            CONSTRUCTION -- 1.7%
      550   Chicago Bridge & Iron Co., N.V. ...       14,691
    2,600   Foster Wheeler Corp. ..............       39,130
                                                  ----------
                                                      53,821
                                                  ----------
            CONSUMER NON-DURABLES -- 2.1%
     *619   Hexcel Corp. ......................        5,745
      302   McKesson HBOC, Inc. ...............        9,317
   *2,927   Smurfit-Stone Container Corp. .....       42,885
     *587   United Natural Foods, Inc. ........        8,192
                                                  ----------
                                                      66,139
                                                  ----------
            CONSUMER SERVICES -- 1.5%
     *900   Bright Horizons Family Solutions,
             Inc. .............................       22,365
    1,209   Ryder System, Inc. ................       23,946
     *468   Service Corp. International........        2,184
                                                  ----------
                                                      48,495
                                                  ----------
            DRUGS -- 3.4%
    *+528   Barr Laboratories, Inc. ...........       30,574
     *600   Gilead Sciences, Inc. .............       29,388
     *623   Immunex Corp. .....................        9,499
    *+593   Scios, Inc. .......................       16,131

                                                    MARKET
 SHARES                                             VALUE
---------                                         ----------
            DRUGS -- (CONTINUED)
     *575   Triangle Pharmaceuticals, Inc. ....   $    3,036
    *+575   Vertex Pharmaceuticals, Inc. ......       22,153
                                                  ----------
                                                     110,781
                                                  ----------
            ELECTRICAL EQUIPMENT -- 2.2%
     *500   Credence Systems Corp. ............       11,875
      161   Millipore Corp. ...................        9,228
     *960   Molecular Devices Corp. ...........       18,470
    *+627   Rudolf Technologies, Inc. .........       30,133
                                                  ----------
                                                      69,706
                                                  ----------
            ELECTRONICS -- 4.8%
     *900   Agere Systems, Inc. ...............        6,300
     *647   Emcore Corp. ......................       26,851
     *600   Helix Technology Corp. ............       18,600
      176   Samsung Electronics................       30,617
      627   Sony Corp. ........................       46,912
   *1,000   Vishay Intertechnology, Inc. ......       24,950
                                                  ----------
                                                     154,230
                                                  ----------
            ENERGY & SERVICES -- 9.1%
      623   Arch Coal, Inc. ...................       19,285
      701   Burlington Resources, Inc. ........       33,094
      800   Cabot Oil & Gas Corp. .............       23,136
      408   China Petroleum & Chemical Corp., H
             Shares, ADR.......................        7,398
      536   Cross Timbers Oil Co. .............       14,555
      501   Helmerich & Payne, Inc. ...........       25,682
      452   Massey Energy Co. .................       10,170
  *+2,700   Newpark Resources, Inc. ...........       25,029
    5,106   Sasol Ltd., ADR....................       46,001
      750   Transocean Sedco Forex, Inc. ......       40,710
      898   Ultramar Diamond Shamrock Corp. ...       40,521
      131   Valero Energy Corp. ...............        6,323
                                                  ----------
                                                     291,904
                                                  ----------
            FINANCIAL SERVICES -- 1.1%
      150   Orix Corp. ........................       13,102
   *1,737   Pinnacle Holdings, Inc. ...........       15,372
      947   Ventas, Inc. ......................        8,365
                                                  ----------
                                                      36,839
                                                  ----------
            FOOD, BEVERAGE & TOBACCO -- 3.3%
    3,075   Archer-Daniels-Midland Co. ........       36,622
      700   Philip Morris Cos., Inc. ..........       35,077
  *+1,002   Smithfield Foods, Inc. ............       34,329
                                                  ----------
                                                     106,028
                                                  ----------
            HEALTH SERVICES -- 1.1%
     *250   Lincare Holdings, Inc. ............       12,468
     *775   Renal Care Group, Inc. ............       22,161
                                                  ----------
                                                      34,629
                                                  ----------
            INSURANCE -- 4.2%
    1,808   Ace Ltd. ..........................       64,549
      665   American General Corp. ............       29,009

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------



                                                    MARKET
 SHARES                                             VALUE
---------                                         ----------
COMMON STOCKS -- (CONTINUED)
            INSURANCE -- (CONTINUED)
      813   Annuity & Life Re (Holdings),
             Ltd. .............................   $   24,256
      536   Reinsurance Group of America,
             Inc. .............................       18,056
                                                  ----------
                                                     135,870
                                                  ----------
            MACHINERY -- 0.8%
  *+1,381   Axcelis Technologies, Inc. ........       20,735
     *303   Grant Prideco, Inc. ...............        6,068
                                                  ----------
                                                      26,803
                                                  ----------
            MEDIA & ENTERTAINMENT -- 4.0%
     *720   AT&T -- Liberty Media Group, Class
             A.................................       11,514
    *+487   Bally Total Fitness Holding
             Corp. ............................       13,349
     *550   Comcast Corp., Class A.............       24,151
        2   NTT DoCoMo, Inc. ..................       30,841
  *+2,266   Six Flags Entertainment Corp. .....       49,712
                                                  ----------
                                                     129,567
                                                  ----------
            MEDICAL INSTRUMENTS &
             SUPPLIES -- 1.4%
    1,300   Becton, Dickinson & Co. ...........       42,055
    *+433   Genzyme Corp. .....................        2,059
                                                  ----------
                                                      44,114
                                                  ----------
            METALS, MINERALS & MINING -- 5.5%
    2,109   AK Steel Holding Corp. ............       27,347
    1,021   Alcoa, Inc. .......................       42,249
    1,000   Engelhard Corp. ...................       25,710
     +900   Petroleo Brasileiro S.A., ADR......       24,300
    1,191   Precision Castparts Corp. .........       44,496
    *+230   Shaw Group, Inc. (The).............       13,110
                                                  ----------
                                                     177,212
                                                  ----------
            REAL ESTATE -- 1.5%
  *+2,300   Security Capital Group, Inc., Class
             B.................................       47,610
                                                  ----------
            RESEARCH & TESTING
             FACILITIES -- 1.9%
    *+597   CV Therapeutics, Inc. .............       28,244
   *1,000   Regeneron Pharmeceuticals, Inc. ...       31,010
     *700   Variagenics, Inc. .................        3,360
                                                  ----------
                                                      62,614
                                                  ----------
            RETAIL -- 6.3%
  *+1,100   Barnes & Noble, Inc. ..............       34,969
   *1,476   Borders Group, Inc. ...............       27,459
    *+450   Brinker International, Inc. .......       12,915
    *+620   Cheesecake Factory, Inc. (The).....       23,597
   +2,452   Intimate Brands, Inc., Class A.....       39,232
  *+2,396   Staples, Inc. .....................       38,983
    *+500   Whole Foods Market, Inc. ..........       24,300
                                                  ----------
                                                     201,455
                                                  ----------
            RUBBER & PLASTICS PRODUCTS -- 1.0%
    1,500   Tupperware Corp. ..................       33,030
                                                  ----------

                                                    MARKET
 SHARES                                             VALUE
---------                                         ----------
            SOFTWARE & SERVICES -- 10.6%
  *+1,400   Agile Software Corp. ..............   $   26,698
   *1,400   AOL Time Warner, Inc. .............       70,700
    *+950   AremisSoft Corp. ..................       16,910
    *+657   Avant! Corp. ......................       12,807
    *+947   Citrix Systems, Inc. ..............       26,881
   *1,100   Cognex Corp. ......................       32,461
     *586   Computer Sciences Corp. ...........       20,890
   *3,000   Genuity, Inc. .....................        8,640
   *1,359   i2 Technologies, Inc. .............       23,658
   *1,569   Keynote Systems, Inc. .............       18,264
     *500   SeeBeyond Technology Corp. ........        7,425
    *+750   VeriSign, Inc. ....................       38,460
   *1,707   Vignette Corp. ....................       11,438
   *3,224   WebMD Corp. .......................       28,084
                                                  ----------
                                                     343,316
                                                  ----------
            TRANSPORTATION -- 10.5%
   *1,415   AMR Corp. .........................       53,929
      200   Boeing Co. (The)...................       12,360
      600   Canadian Pacific Ltd. .............       23,502
     +900   CSX Corp. .........................       31,563
    1,644   Delphi Automotive Systems Corp. ...       24,490
     *416   Doncasters PLC, ADR................       11,298
     +600   Empresa Brasileira de Aeronautica
             S.A., ADR.........................       26,886
   +1,271   Northrop Grumman Corp. ............      114,744
    *+440   Peak International Ltd. ...........        2,751
     +487   Royal Carrribean Cruises Ltd. .....        9,917
   *1,100   Swift Transportation Co., Inc. ....       20,031
     +339   USFreightways Corp. ...............        8,872
                                                  ----------
                                                     340,343
                                                  ----------
            UTILITIES -- 5.3%
  *+1,500   Calpine Corp. .....................       85,485
   +1,500   CMS Energy Corp. ..................       46,950
    1,555   Waste Management, Inc. ............       37,955
                                                  ----------
                                                     170,390
                                                  ----------
            Total common stocks................   $3,044,058
                                                  ==========
PRINCIPAL
 AMOUNT
---------
CONVERTIBLE BONDS -- 0.1%
            BUSINESS SERVICES -- 0.1%
@$  6,000   Kestrel Solutions, Inc.
             5.50% due 07/15/05................   $    3,964
                                                  ----------
            Total convertible bonds............   $    3,964
                                                  ==========
CORPORATE NOTES + -- 0.0%
            COMMUNICATIONS -- 0.0%
  *30,000   Winstar Communications, Inc.(Ca)
             12.75% due 04/15/10...............   $      450
                                                  ----------
            Total corporate notes..............   $      450
                                                  ==========

 THE HARTFORD CAPITAL APPRECIATION FUND

 APRIL 30, 2001 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------



                                                    MARKET
 SHARES                                             VALUE
---------                                         ----------
CONVERTIBLE PREFERRED STOCKS -- 0.2%
            COMMUNICATIONS -- 0.2%
    *?170   Optical Switch Corp., Class B......   $    7,750
                                                  ----------
            Total convertible preferred
             stocks............................   $    7,750
                                                  ==========
PREFERRED STOCKS -- 0.1%
            ELECTRONICS -- 0.1%
  *?1,205   Sensable Technology, Inc. .........   $    4,000
                                                  ----------
            Total preferred stocks.............   $    4,000
                                                  ==========
PRINCIPAL
 AMOUNT
---------
SHORT-TERM SECURITIES -- 3.1%
            REPURCHASE AGREEMENT -- 3.1%
$  99,451   Joint Repurchase Agreement
             (See Note 2(f))
             4.52% due 05/01/01................   $   99,451
                                                  ----------
            Total short-term securities........   $   99,451
                                                  ==========

DIVERSIFICATION OF NET ASSETS:
Total common stocks (cost
  $2,770,977).........................    94.5%  $3,044,058
Total convertible bonds (cost
  $6,231).............................     0.1        3,964
Total corporate notes (cost $9,488)...     0.0          450
Total convertible preferred stock
  (cost $7,750).......................     0.2        7,750
Total preferred stocks (cost
  $4,000).............................     0.1        4,000
Total short-term securities (cost
  $99,451)............................     3.1       99,451
                                         -----   ----------
Total investment in securities (total
  cost $2,897,897)....................    98.0    3,159,673
Cash, receivables and other assets....     3.0       92,827
Security lending collateral...........    12.0      385,756
Payable for securities purchased......    (0.9)     (29,727)
Payable for Fund shares redeemed......    (0.1)      (2,604)
Security lending collateral payable to
  brokers.............................   (12.0)    (385,756)
Other liabilities.....................    (0.0)        (488)
                                         -----   ----------
Net assets............................   100.0%  $3,219,681
                                         =====   ==========

                                                   MARKET
                                                   VALUE
                                                 ----------
SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value $0.001 per share;
  300,000 shares authorized; 111,208 shares
  outstanding.................................   $      111
Paid-in surplus...............................    2,955,855
Accumulated net investment loss...............       (9,408)
Accumulated undistributed net realized gain on
  investments.................................       11,343
Unrealized appreciation of investments........      261,776
Unrealized depreciation of forward foreign
  currency contracts (See Note 2(h)) !........          (17)
Unrealized appreciation of other assets and
  liabilities in foreign currency.............           21
                                                 ----------
Net assets....................................   $3,219,681
                                                 ==========

Class A
  Net asset value per share ($1,573,907 / 53,320
    shares outstanding) (125,000 shares
    authorized)....................................  $29.52
                                                     ======
  Maximum offering price per share
    ($29.52 / 94.5%)...............................  $31.24
                                                     ======
Class B
  Net asset value and maximum offering price per
    share ($928,601 / 32,771 shares outstanding)
    (75,000 shares authorized).....................  $28.34
                                                     ======
Class C
  Net asset value per share ($623,802 / 22,039
    shares outstanding) (50,000 shares
    authorized)....................................  $28.30
                                                     ======
  Maximum offering price per share
    ($28.30 / 99.0%)...............................  $28.59
                                                     ======
Class Y
  Net asset value and maximum offering price per
    share ($93,371 / 3,078 shares outstanding)
    (50,000 shares authorized).....................  $30.33
                                                     ======

 * Non-income producing during the period

 + All or a portion of this security was on loan as of April 30, 2001 (See Note
   2(d)).

 @ Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2001, the market value of these securities amounted to $3,964 or 0.1% of net assets.

+ The ratings associated with the corresponding bond holdings were obtained from Moody's as of April 30, 2001.

? Restricted Securities (See Note 2)

       !FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT APRIL 30, 2001

                                                                                                                 UNREALIZED
                                                                       CONTRACT            DELIVERY             APPRECIATION
                 DESCRIPTION                   MARKET VALUE             AMOUNT               DATE              (DEPRECIATION)
---------------------------------------------  ------------            --------            --------            --------------
Canadian Dollars (Sell)                           $4,294                $4,277              5/1/01                  $(17)
                                                                                                                    ====

The accompanying notes are an integral part of this financial statement.

 THE HARTFORD MIDCAP FUND

 STATEMENT OF NET ASSETS
 APRIL 30, 2001 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                    MARKET
 SHARES                                             VALUE
---------                                         ----------
COMMON STOCKS -- 95.5%
            APPAREL & TEXTILE -- 0.9%
   ++215    Liz Claiborne, Inc. ...............   $   10,589
                                                  ----------
            BANKS -- 4.1%
     180    M&T Bank Corp. ....................       12,900
     126    State Street Corp. ................       13,035
     766    UnionBanCal Corp. .................       23,391
                                                  ----------
                                                      49,326
                                                  ----------
            BUSINESS SERVICES -- 4.9%
    *126    Concord EFS, Inc. .................        5,865
    *427    Iron Mountain, Inc. ...............       15,420
  *++271    Lamar Advertising Co., Class A.....       10,459
   ++484    Manpower, Inc. ....................       15,648
    *391    Robert Half International, Inc. ...       10,875
                                                  ----------
                                                      58,267
                                                  ----------
            COMMUNICATIONS -- 6.6%
  *++723    American Tower Corp., Class A......       19,380
  *1,286    Exodus Communications, Inc. .......       12,342
  *++875    McLeodUSA, Inc., Class A...........        7,744
*++1,047    NEXTEL Communications, Inc., Class
             A.................................       17,007
    *375    Nextel Partners, Inc. .............        6,439
    *373    Western Wireless Corp., Class A....       16,610
                                                  ----------
                                                      79,522
                                                  ----------
            COMPUTERS & OFFICE EQUIPMENT -- 1.6%
  *++692    Handspring, Inc. ..................       10,539
  *++231    Jabil Circuit, Inc. ...............        6,711
    *264    Palm, Inc. ........................        2,113
                                                  ----------
                                                      19,363
                                                  ----------
            CONSUMER DURABLES -- 1.2%
   ++550    Herman Miller, Inc. ...............       14,608
                                                  ----------
            CONSUMER NON-DURABLES -- 3.0%
   1,509    Mattel, Inc. ......................       24,374
     383    McKesson HBOC, Inc. ...............       11,824
                                                  ----------
                                                      36,198
                                                  ----------
            CONSUMER SERVICES -- 0.8%
   ++228    Cintas Corp. ......................        9,989
                                                  ----------
            DRUGS -- 4.8%
    *144    Forest Laboratories, Inc. .........        8,793
  *++107    Genzyme Corp. .....................       11,627
  *++432    Gilead Sciences, Inc. .............       21,154
  *1,046    Immunex Corp. .....................       15,965
                                                  ----------
                                                      57,539
                                                  ----------
            EDUCATION -- 0.2%
     *94    DeVry, Inc. .......................        2,956
                                                  ----------
            ELECTRICAL EQUIPMENT -- 2.7%
   ++212    Danaher Corp. .....................       11,885
     374    Tektronix, Inc. ...................        9,053
  *++298    Teradyne, Inc. ....................       11,767
                                                  ----------
                                                      32,705
                                                  ----------

                                                    MARKET
 SHARES                                             VALUE
---------                                         ----------
            ELECTRONICS -- 4.5%
    *421    Cypress Semiconductor Corp. .......   $    9,506
   * 382    Flextronics International Ltd. ....       10,264
  *++118    FuelCell Energy, Inc. .............        8,123
  *++245    Integrated Device Technology,
             Inc. .............................        9,581
  *++181    Sanmina Corp. .....................        5,288
    *446    Vishay Intertechnology, Inc. ......       11,123
                                                  ----------
                                                      53,885
                                                  ----------
            ENERGY & SERVICES -- 6.3%
    *294    Noble Drilling Corp. ..............       14,254
     305    Suncor Energy, Inc. ...............        8,507
     477    Transocean Sedco Forex, Inc. ......       25,884
    *586    Varo International, Inc. ..........       13,701
  *++235    Weatherford International, Inc. ...       13,696
                                                  ----------
                                                      76,042
                                                  ----------
            FINANCIAL SERVICES -- 3.7%
     325    Bear Stearns Cos., Inc. (The)......       16,337
  *++455    E*TRADE Group, Inc. ...............        4,279
   ++394    Legg Mason, Inc. ..................       18,853
     148    Waddell & Reed Financial, Inc. ....        4,493
                                                  ----------
                                                      43,962
                                                  ----------
            FOOD, BEVERAGE & TOBACCO -- 3.1%
     367    Kellogg Co. .......................        9,346
     357    Pepsi Bottling Group, Inc. ........       14,295
     465    Ralston Purina Co. ................       14,144
                                                  ----------
                                                      37,785
                                                  ----------
            FOREST & PAPER PRODUCTS -- 2.2%
 ++1,201    Abitibi-Consolidated, Inc. ........       10,241
     325    Bowater, Inc. .....................       15,738
                                                  ----------
                                                      25,979
                                                  ----------
            HEALTH SERVICES -- 2.5%
*++1,282    Health Management Associates, Inc.,
             Class A...........................       22,979
    *156    Tenet Healthcare Corp. ............        6,955
                                                  ----------
                                                      29,934
                                                  ----------
            INSURANCE -- 3.5%
     560    Ace Ltd. ..........................       19,983
     221    AMBAC Financial Group, Inc. .......       11,892
     203    MBIA, Inc. ........................        9,697
                                                  ----------
                                                      41,572
                                                  ----------
            MACHINERY -- 4.2%
    *692    Grant Prideco, Inc. ...............       13,840
     268    Ingersoll-Rand Co. ................       12,615
  *++311    Lam Research Corp. ................        9,197
     308    Parker-Hannifin Corp. .............       14,354
                                                  ----------
                                                      50,006
                                                  ----------
            MEDIA & ENTERTAINMENT -- 3.7%
  *++147    Adelphia Communications Corp.,
             Class A...........................        5,349
   ++624    Pegasus Communications Corp., Class
             A.................................       14,846

 THE HARTFORD MIDCAP FUND

 APRIL 30, 2001 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------



                                                    MARKET
 SHARES                                             VALUE
---------                                         ----------
COMMON STOCKS -- (CONTINUED)
            MEDIA & ENTERTAINMENT -- (CONTINUED)
     180    Scripps (E.W.) Co. (The), Class
             A.................................   $   11,566
    *529    USA Networks, Inc. ................       13,246
                                                  ----------
                                                      45,007
                                                  ----------
            MEDICAL INSTRUMENTS & SUPPLIES -- 3.9%
     612    Becton, Dickinson & Co. ...........       19,785
     297    Biomet, Inc. ......................       12,695
    *260    St. Jude Medical, Inc. ............       14,874
                                                  ----------
                                                      47,354
                                                  ----------
            METALS, MINERALS & MINING -- 0.9%
     272    Lockheed Martin Corp. .............        9,556
      21    Vulcan Materials Co. ..............          952
                                                  ----------
                                                      10,508
                                                  ----------
            RESEARCH & TESTING FACILITIES -- 1.5%
  *++142    Quest Diagnostics, Inc. ...........       17,470
                                                  ----------
            RETAIL -- 5.9%
  *++246    Bed Bath & Beyond, Inc. ...........        6,967
   1,049    Dollar General Corp. ..............       17,317
  *++711    Dollar Tree Stores, Inc. ..........       14,866
     707    Family Dollar Stores, Inc. ........       18,030
    *598    Staples, Inc. .....................        9,729
    *217    Starbucks Corp. ...................        4,199
                                                  ----------
                                                      71,108
                                                  ----------
            RUBBER & PLASTICS PRODUCTS -- 1.4%
  *++442    Sealed Air Corp. ..................       17,150
                                                  ----------
            SOFTWARE & SERVICES -- 10.6%
  *++233    Affiliated Computer Services, Inc.,
             Class A...........................       16,805
    *646    Cabletron Systems, Inc. ...........       10,123
    *814    Cadence Design Systems, Inc. ......       16,848
    *516    Ceridian Corp. ....................        9,293
    *149    Fiserv, Inc. ......................        8,229
*++1,143    Gartner Group, Inc., Class A.......        9,140
     366    IMS Health, Inc. ..................       10,058
    *498    Intuit, Inc. ......................       15,950
  *++389    Rational Software Corp. ...........        9,427
  *++308    VeriSign, Inc. ....................       15,774
    *563    WebMD Corp. .......................        4,904
                                                  ----------
                                                     126,551
                                                  ----------

                                                    MARKET
 SHARES                                             VALUE
---------                                         ----------
            TRANSPORTATION -- 4.0%
     722    Delphi Automotive Systems Corp. ...   $   10,762
     291    Delta Air Lines, Inc. .............       12,830
  *++184    Raynair Holdings PLC, ADR..........        9,469
     804    Southwest Airlines Co. ............       14,645
                                                  ----------
                                                      47,706
                                                  ----------
            UTILITIES -- 2.8%
     571    DPL, Inc. .........................       17,692
     410    KeySpan Corp. .....................       16,277
                                                  ----------
                                                      33,969
                                                  ----------
            Total common stocks................   $1,147,050
                                                  ==========

PRINCIPAL
 AMOUNT
---------
SHORT-TERM SECURITIES -- 6.1%
            REPURCHASE AGREEMENT -- 6.1%
 $73,466    Joint Repurchase Agreement (See
             Note 2(f))
             4.52% due 05/01/01................   $   73,466
                                                  ----------
            Total short-term securities........   $   73,466
                                                  ==========

DIVERSIFICATION OF NET ASSETS:
Total common stocks (cost
  $1,109,146).........................    95.5%  $1,147,050
Total short term securities (cost
  $73,466)............................     6.1       73,466
                                         -----   ----------
Total investment in securities (total
  cost $1,182,612)....................   101.6    1,220,516
Cash, receivables and other assets....     2.3       27,718
Security lending collateral...........    17.8      214,182
Payable for securities purchased......    (3.8)     (45,691)
Payable for Fund shares redeemed......    (0.1)      (1,027)
Security lending collateral payable to
  brokers.............................   (17.8)    (214,182)
Other liabilities.....................    (0.0)        (158)
                                         -----   ----------
Net assets............................   100.0%  $1,201,358
                                         =====   ==========

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------



                                                   MARKET
                                                   VALUE
                                                 ----------
SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value $0.001 per share;
  300,000 shares authorized; 64,802 shares
  outstanding.................................   $       65
Paid-in surplus...............................    1,210,224
Accumulated net investment loss...............       (3,690)
Distribution in excess of net realized gain on
  investments.................................      (43,145)
Unrealized appreciation of investments........       37,904
                                                 ----------
Net assets....................................   $1,201,358
                                                 ==========

Class A
  Net asset value per share ($591,557 / 31,550
    shares outstanding) (125,000 shares
    authorized)....................................  $18.75
                                                     ======
  Maximum offering price per share
    ($18.75 / 94.5%)...............................  $19.84
                                                     ======
Class B
  Net asset value and maximum offering price per
    share ($261,952 / 14,343 shares outstanding)
    (75,000 shares authorized).....................  $18.26
                                                     ======
Class C
  Net asset value per share ($288,705 / 15,806
    shares outstanding) (50,000 shares
    authorized)....................................  $18.27
                                                     ======
  Maximum offering price per share
    ($18.27 / 99.0%)...............................  $18.45
                                                     ======
Class Y
  Net asset value and maximum offering price per
    share ($59,144 / 3,103 shares outstanding)
    (50,000 shares authorized).....................  $19.06
                                                     ======

 * Non-income producing during the period.

++ All or a portion of this security was on loan as of April 30, 2001 (See Note
   2(d)).

 THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND

 STATEMENT OF NET ASSETS
 APRIL 30, 2001 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                    MARKET
 SHARES                                             VALUE
---------                                          --------
COMMON STOCKS -- 87.1%
            AUSTRALIA -- 1.3%
      127   Australia & New Zealand Banking
             Group (Banks)......................   $    911
       31   News Corp., Ltd., ADR (Media &
             Entertainment).....................      1,206
                                                   --------
                                                      2,117
                                                   --------
            BELGIUM -- 1.3%
       16   Interbrew (Food, Beverage &
             Tobacco)...........................        423
     *@38   Interbrew (Food, Beverage &
             Tobacco)...........................          1
     *@38   Interbrew Strip (Food, Beverage &
             Tobacco)...........................      1,000
     ++18   KBC Bancassurance Holding N.V.
             (Financial Services)...............        667
                                                   --------
                                                      2,091
                                                   --------
            CANADA -- 0.7%
       59   Abitibi-Consolidated, Inc. (Forest &
             Paper Products)....................        495
       14   Alcan Aluminum Ltd. (Metals,
             Minerals & Mining).................        618
                                                   --------
                                                      1,113
                                                   --------
            CHINA -- 1.3%
   *4,064   China Petroleum & Chemical Corp., H
             Shares (Energy & Services).........        724
     *496   China Unicom Ltd.
             (Communications)...................        696
      *49   China Unicom Ltd., ADR (Software &
             Services)..........................        712
                                                   --------
                                                      2,132
                                                   --------
            FINLAND -- 3.3%
       28   Nokia Corp., ADR (Communications)...        947
       65   Nokia Oyj (Communications)..........      2,141
      119   Sonera Oyj (Communications).........      1,313
       30   UPM-Kymmene Group (Forest & Paper
             Products)..........................        933
                                                   --------
                                                      5,334
                                                   --------
            FRANCE -- 12.1%
        8   Air Liquids S.A. (Chemicals)........      1,165
       *6   Atos Origin (Software & Services)...        505
       11   AXA (Financial Services)............      1,338
     ++27   Carrefour S.A. (Retail).............      1,540
       29   CNP Assurances (Financial
             Services)..........................        925
       16   France Telecom S.A.
             (Communications)...................      1,156
     ++15   France Telecom S.A., ADR (Consumer
             Services)..........................      1,075
       14   L'oreal (Consumer Non-Durables).....        989
    *@126   Orange S.A. (Communications)........      1,331
      *52   Orange S.A. (Communications)........        542
       32   Pechiney S.A., A Shares (Metals,
             Minerals & Mining).................      1,672
       17   Rhone-Poulenc, A Shares
             (Chemicals)........................      1,336
        6   Suez Lyonnaise des Eaux S.A. (Energy
             & Services)........................        886

                                                    MARKET
 SHARES                                             VALUE
---------                                          --------
            FRANCE -- (CONTINUED)
       17   Total Fina S.A., B Shares (Energy &
             Services)..........................   $  2,500
       35   Vivendi S.A. (Media &
             Entertainment).....................      2,422
                                                   --------
                                                     19,382
                                                   --------
            GERMANY -- 3.6%
       23   Adidas AG (Apparel & Textile).......      1,358
     ++41   Deutsche Telekom AG
             (Communications)...................      1,071
       37   Deutsche Telekom AG, ADR
             (Communications)...................        949
       14   Metro AG (Retail)...................        619
     ++45   RWE AG (Utilities)..................      1,736
                                                   --------
                                                      5,733
                                                   --------
            HONG KONG -- 3.9%
      155   Cheung Kong (Holdings) Ltd. (Real
             Estate)............................      1,729
     *710   CNOOC Ltd. (Energy & Services)......        687
      557   New World Development Ltd. (Real
             Estate)............................        693
    4,558   PetroChina Co., Ltd. (Energy &
             Services)..........................        976
    1,112   Sino Land Co., Ltd. (Financial
             Services)..........................        499
      172   Sun Hung Kai Properties (Real
             Estate)............................      1,599
                                                   --------
                                                      6,183
                                                   --------
            IRELAND -- 1.4%
      107   Allied Irish Banks PLC (Banks)......      1,184
      251   Jefferson Smurfit Group PLC
             (Consumer Durables)................        468
      *64   Rynair Holdings PLC
             (Transportation)...................        671
                                                   --------
                                                      2,323
                                                   --------
            ITALY -- 3.9%
     ++65   Alleanza Assicurazioni (Financial
             Services)..........................        819
    ++283   Banca Monte Dei Paschi (Banks)......      1,035
       43   Mediaset S.p.A. (Media &
             Entertainment).....................        499
      378   Olivetti S.p.A. (Communications)....        845
      385   Pirelli S.p.A. (Transportation).....      1,255
    ++142   Telecom Italia Mobile S.p.A.
             (Communications)...................        973
       71   Telecom Italia S.p.A.
             (Communications)...................        785
                                                   --------
                                                      6,211
                                                   --------
            JAPAN -- 14.0%
       32   Banyu Pharmaceutical Co. (Drugs)....        589
       #0   DDI Corp. (Communications)..........        497
       43   Fuji Photo Film Co., Ltd. (Consumer
             Non-Durables)......................      1,733
       25   Fujisawa Pharmaceutical (Drugs).....        507
       21   Hoya Corp. (Medical Instruments &
             Supplies)..........................      1,377

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------



                                                    MARKET
 SHARES                                             VALUE
---------                                          --------
COMMON STOCKS -- (CONTINUED)
            JAPAN -- (CONTINUED)
       24   Kao Corp. (Consumer Non-Durables)...   $    610
       14   Kyocera Corp. (Electronics).........      1,367
       46   Matsushita Electric Industrial Co.,
             Ltd. (Electronics).................        767
    ++125   NEC Corp. (Electronics).............      2,282
      283   Nikko Securities Co., Ltd.
             (Financial Services)...............      2,405
       #0   Nippon Telegraph & Telephone Corp.
             (Communications)...................      1,411
       #0   NTT DoCoMo, Inc. (Media &
             Entertainment).....................      2,550
       26   Promise Co., Ltd. (Financial
             Services)..........................      2,093
   **++43   Ricoh Co., Ltd. (Media &
             Entertainment).....................        806
       34   Sony Corp. (Electronics)............      2,566
       93   Tokyo Style Co., Ltd. (Apparel &
             Textile)...........................        986
                                                   --------
                                                     22,546
                                                   --------
            MEXICO -- 0.0%
        1   Fomento Economico Mexicano S.A. de
             C.V., ADR (Food, Beverage &
             Tobacco)...........................         23
                                                   --------
            NETHERLANDS -- 5.9%
       51   Aegon N.V. (Financial Services).....      1,700
       17   Fortis Netherlands N.V. (Financial
             Services)..........................        453
       16   Heineken N.V. (Food, Beverage &
             Tobacco)...........................        829
       10   Koninkliijke (Royal) Phillips
             Electronic N.V., NY Shares
             (Communications)...................        308
       62   Philips Electronics N.V.
             (Communications)...................      1,811
       38   Royal Dutch Petroleum Co. (Energy &
             Services)..........................      2,271
       11   Royal Dutch Petroleum Co., NY Shares
             (Energy & Services)................        649
       18   STMicroelectronics N.V.
             (Electronics)......................        705
     ++14   Unilever N.V., NY Shares (Consumer
             Non-Durables)......................        758
                                                   --------
                                                      9,484
                                                   --------
            PORTUGAL -- 0.3%
      202   Electricidade De Portuga
             (Electronics)......................        547
                                                   --------
            SINGAPORE -- 0.2%
      *12   Flextronics International Ltd.
             (Electronics)......................        320
                                                   --------
            SOUTH KOREA -- 2.7%
       25   Housing & Commercial Bank (Financial
             Services)..........................        485
       10   PoHang Iron & Steel Co., Ltd.
             (Metals, Minerals & Mining)........        708

                                                    MARKET
 SHARES                                             VALUE
---------                                          --------
            SOUTH KOREA -- (CONTINUED)
       15   Samsung Electronics (Electronics)...   $  2,551
        4   SK Telecom Co., Ltd.
             (Communications)...................        641
                                                   --------
                                                      4,385
                                                   --------
            SPAIN -- 2.3%
       51   Banco Popular Espanol S.A.
             (Banks)............................      1,823
       81   Iberdrola S.A. (Utilities)..........      1,200
       13   Telefonica S.A., ADR
             (Communications)...................        644
                                                   --------
                                                      3,667
                                                   --------
            SWEDEN -- 3.7%
       38   Electrolux AB, B Shares (Consumer
             Durables)..........................        623
       77   Gambro AB, A Shares (Medical
             Instruments & Supplies)............        523
       66   Gambro AB, B Shares (Medical
             Instruments & Supplies)............        444
     ++43   Hennes & Mauritz AB, B Shares
             (Retail)...........................        725
      211   Skandinaviska Enskilda, A Shares
             (Financial Services)...............      1,953
      *93   Sparbanken Sverige AB, A Shares
             (Banks)............................      1,102
       79   Telefonaktiebolaget LM Ericcson AB,
             ADR, B Shares......................        506
                                                   --------
                                                      5,876
                                                   --------
            SWITZERLAND -- 3.2%
        1   Nestle S.A. (Food, Beverage &
             Tobacco)...........................      2,706
        1   Novartis AG (Drugs).................      1,632
       #0   Roche Holdings AG (Drugs)...........        862
                                                   --------
                                                      5,200
                                                   --------
            TAIWAN -- 1.1%
      *21   Taiwan Semiconductor Manufacturing
             Co., Ltd., ADR (Electronics).......        502
     *167   Tawain Semiconductor Manufacturing
             Co., Ltd. (Electronics)............        462
      *80   United Microelectronics Corp., ADR
             (Electronics)......................        874
                                                   --------
                                                      1,838
                                                   --------
            UNITED KINGDOM -- 20.7%
       61   AstraZeneca PLC (Drugs).............      2,830
       68   BAA PLC (Transportation)............        598
       68   Barclays PLC (Financial Services)...      2,172
      416   Billiton PLC (Metals, Minerals &
             Mining)............................      2,043
       32   BP Amoco PLC, ADR (Energy &
             Services)..........................      1,736
      208   British Airways PLC
             (Transportation)...................      1,047
       79   British Telecommunications PLC
             (Communications)...................        628

 THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND

 APRIL 30, 2001 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------



                                                    MARKET
 SHARES                                             VALUE
---------                                          --------
COMMON STOCKS -- (CONTINUED)
            UNITED KINGDOM -- (CONTINUED)
      *97   COLT Telecom Group PLC
             (Communications)...................   $  1,329
       22   GlaxoSmithKline PLC (Drugs).........        573
       18   GlaxoSmithKline PLC, ADR (Drugs)....        988
      196   Imperial Chemical Industries PLC
             (Chemicals)........................      1,160
       60   Kingfisher PLC (Retail).............        383
      264   Lattice Group PLC
             (Transportation)...................        494
      280   Lloyds TSB Group PLC (Financial
             Services)..........................      2,924
      137   Marks & Spencer PLC (Retail)........        524
       68   Prudential Corp. PLC (Financial
             Services)..........................        788
       97   Reckitt & Benckiser PLC (Consumer
             Non-Durables)......................      1,322
      363   Reed International PLC (Media &
             Entertainment).....................      3,573
      539   Rentokil Initial PLC (Business
             Services)..........................      1,470
       65   Royal Bank of Scotland Group PLC
             (Banks)............................      1,503
      175   Smith & Nephew PLC (Medical
             Instruments & Supplies)............        829
       68   Standard Chartered PLC (Financial
             Services)..........................        967
     *833   Vodafone AirTouch PLC
             (Communications)...................      2,534
       11   Vodafone Group PLC, ADR
             (Communications)...................        336
       38   WWP Group PLC (Business Services)...        452
                                                   --------
                                                     33,203
                                                   --------
            Total common stocks.................   $139,708
                                                   ========

PRINCIPAL
 AMOUNT
---------
SHORT-TERM SECURITIES -- 12.9%
            UNITED STATES OF AMERICA -- 12.9%
$  20,620   Joint Repurchase Agreement (See Note
             2(f))
             4.52% due 05/01/01.................   $ 20,620
                                                   --------
            Total short-term securities.........   $ 20,620
                                                   ========

                                                    MARKET
                                                    VALUE
                                                   --------
DIVERSIFICATION OF NET ASSETS:
Total common stocks (cost $142,313).....    87.1%  $139,708
Total short-term securities (cost
  $20,620)..............................    12.9     20,620
                                           -----   --------
Total investment in securities (total
  cost $162,933)........................   100.2    160,328
Cash, receivables and other assets......     2.9      4,671
Security lending collateral.............     0.5     11,678
Payable for securities purchased........    (0.4)      (687)
Payable for Fund shares redeemed........    (2.7)    (4,205)
Security lending collateral payable to
  brokers...............................    (0.5)   (11,678)
Other liabilities.......................    (0.0)       (46)
                                           -----   --------
Net assets..............................   100.0%  $160,061
                                           =====   ========

SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value $0.001 per share;
  300,000 shares authorized; 14,061 shares
  outstanding..................................   $     14
Paid-in surplus................................    181,436
Accumulated undistributed net investment
  income.......................................        201
Accumulated net realized loss on investments...    (18,960)
Unrealized depreciation of investments.........     (2,605)
Unrealized appreciation of forward foreign
  currency contracts (See Note 2(h))!..........         37
Unrealized depreciation of other assets and
  liabilities in foreign currency..............        (62)
                                                  --------
Net assets.....................................   $160,061
                                                  ========

Class A
  Net asset value per share ($91,684 / 7,997 shares
    outstanding) (125,000 shares authorized).......  $11.46
                                                     ======
  Maximum offering price per share
    ($11.46 / 94.5%)...............................  $12.13
                                                     ======
Class B
  Net asset value and maximum offering price per
    share ($23,606 / 2,116 shares outstanding)
    (75,000 shares authorized).....................  $11.15
                                                     ======
Class C
  Net asset value per share ($24,220 / 2,182 shares
    outstanding) (50,000 shares authorized)........  $11.10
                                                     ======
  Maximum offering price per share
    ($11.10 / 99.0%)...............................  $11.21
                                                     ======
Class Y
  Net asset value and maximum offering price per
    share ($20,551 / 1,766 shares outstanding)
    (50,000 shares authorized).....................  $11.64
                                                     ======

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------



                                                    MARKET
                                                    VALUE
                                                   --------
DIVERSIFICATION BY INDUSTRY:
Apparel & Textile........................    1.5%  $  2,344
Banks....................................    4.7      7,558
Business Services........................    1.2      1,922
Chemicals................................    2.3      3,661
Communications...........................   14.5     23,394
Consumer Durables........................    1.3      2,091
Consumer Non-Durables....................    3.4      5,412
Consumer Services........................    0.7      1,075
Drugs....................................    5.0      7,981
Electronics..............................    8.1     12,943
Energy & Services........................    6.5     10,429
Financial Services.......................   12.4     20,188
Food, Beverage & Tobacco.................    2.5      3,982
Forest & Paper Products..................    0.9      1,428
Media & Entertainment....................    7.0     11,056
Medical Instruments & Supplies...........    2.0      3,173
Metals, Minerals & Mining................    3.1      5,041
Real Estate..............................    2.5      4,021
Retail...................................    2.4      3,791
Software & Services......................    0.8      1,217
Transportation...........................    2.5      4,065
Utilities................................    1.8      2,936
                                            ----   --------
         Total common stocks.............   87.1%  $139,708
                                            ====   ========

 * Non-income producing during the period.

 ++ All or a portion of this security was on loan as of April 30, 2001 (See Note
    2(d)).

 @ Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2001, the market value of these securities amounted to $2,332 or 1.5% of net assets.

 # Due to the presentation of the financial statements in thousands, the number of shares round to zero.

       !FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT APRIL 30, 2001

                                                                                                               UNREALIZED
                                                                     CONTRACT            DELIVERY             APPRECIATION
                DESCRIPTION                  MARKET VALUE             AMOUNT               DATE              (DEPRECIATION)
-------------------------------------------  ------------            --------            --------            --------------
British Pounds (Buy)                             $354                  $355              05/03/01                 $ (1)
British Pounds (Sell)                             107                   108              05/01/01                    1
British Pounds (Sell)                             205                   206              05/02/01                   --
EURO (Sell)                                       130                   132              05/02/01                    2
EURO (Sell)                                       167                   168              05/03/01                    1
EURO (Sell)                                       111                   111              05/04/01                   --
Japanese Yen (Sell)                               727                   730              07/19/01                    3
Japanese Yen (Sell)                               727                   736              07/19/01                    9
Japanese Yen (Sell)                               970                   992              07/19/01                   22
Swedish Krona (Sell)                               62                    62              05/03/01                   --
Swedish Krona (Sell)                              118                   118              05/04/01                   --
                                                                                                                  ----
                                                                                                                  $ 37
                                                                                                                  ====

 THE HARTFORD GLOBAL LEADERS FUND

 STATEMENT OF NET ASSETS
 APRIL 30, 2001 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                     MARKET
 SHARES                                              VALUE
---------                                           --------
COMMON STOCKS -- 96.5%
            BELGIUM -- 0.8%
      26    Dexia FF (Financial Services)........   $  4,096
                                                    --------
            CANADA -- 1.9%
   ++206    Alcan Aluminum Ltd. (Metals, Minerals
             & Mining)...........................      9,176
                                                    --------
            CHINA -- 0.6%
  *2,154    China Unicom Ltd. (Communications)...      3,024
                                                    --------
            FINLAND -- 1.5%
   ++225    Nokia Oyj (Communications)...........      7,433
                                                    --------
            FRANCE -- 5.3%
      12    Air Liquids S.A. (Chemicals).........      1,806
      82    Alstom (Construction)................      2,350
    ++94    France Telecom S.A.
             (Communications)....................      6,804
   *@180    Orange S.A. (Communications).........      1,890
  *++325    Orange S.A. (Communications).........      3,424
   ++143    Vivendi S.A. (Media &
             Entertainment)......................      9,916
                                                    --------
                                                      26,190
                                                    --------
            GERMANY -- 3.0%
    ++72    Adidas AG (Apparel & Textile)........      4,333
    ++62    Bayerische Motoren Werke (BMW) AG
             (Transportation)....................      2,050
   ++249    Deutsche Telekom AG
             (Communications)....................      6,493
    ++42    Metro AG (Retail)....................      1,924
                                                    --------
                                                      14,800
                                                    --------
            ITALY -- 1.9%
   1,701    Olivetti S.p.A. (Communications).....      3,808
     502    Pirelli S.p.A. (Transportation)......      1,636
   ++582    Telecom Italia Mobile S.p.A.
             (Communications)....................      4,002
                                                    --------
                                                       9,446
                                                    --------
            JAPAN -- 7.2%
      36    Kyocera Corp. (Electronics)..........      3,442
   ++179    NEC Corp. (Electronics)..............      3,267
     225    Nikko Securities Co., Ltd. (Financial
             Services)...........................      1,912
       1    Nippon Telegraph & Telephone Corp.
             (Communications)....................      4,772
       1    NTT DoCoMo, Inc. (Media &
             Entertainment)......................     10,671
     147    Sony Corp. (Electronics).............     10,980
                                                    --------
                                                      35,044
                                                    --------
            NETHERLANDS -- 3.4%
     203    Philips Electronics N.V.
             (Communications)....................      5,971
     119    Royal Dutch Petroleum Co. (Energy &
             Services)...........................      7,135
    ++61    Unilever N.V., NY Shares (Consumer
             Non-durables).......................      3,429
                                                    --------
                                                      16,535
                                                    --------

                                                     MARKET
 SHARES                                              VALUE
---------                                           --------
            SINGAPORE -- 0.6%
    *108    Flextronics International Ltd.
             (Electronics).......................   $  2,901
                                                    --------
            SOUTH KOREA -- 3.2%
     287    PoHang Iron & Steel Co., Ltd., ADR
             (Metals, Minerals & Mining).........      5,745
    @106    Samsung Electronics, GDR
             (Electronics).......................      9,796
                                                    --------
                                                      15,541
                                                    --------
            SPAIN -- 1.4%
     192    Banco Popular Espanol S.A. (Banks)...      6,838
                                                    --------
            SWEDEN -- 1.2%
     843    Gambro AB, A Shares (Medical
             Instruments & Supplies).............      5,703
                                                    --------
            SWITZERLAND -- 0.4%
       1    Nestle S.A. (Food, Beverage &
             Tobacco)............................      2,153
                                                    --------
            TAIWAN -- 1.0%
    *206    Taiwan Semiconductor Manufacturing
             Co., Ltd., ADR (Electronics)........      4,986
                                                    --------
            UNITED KINGDOM -- 16.7%
     105    Barclays PLC (Financial Services)....      3,385
     633    Billiton PLC (Metals, Minerals &
             Mining).............................      3,111
     541    BP Amoco PLC (Energy & Services).....      4,861
     665    British Airways PLC
             (Transportation)....................      3,349
     449    Capita Group PLC (Business
             Services)...........................      3,199
    *627    COLT Telecom Group PLC
             (Communications)....................      8,609
     161    GlaxoSmithKline PLC (Drugs)..........      4,264
     361    Kingfisher PLC (Retail)..............      2,322
     906    Lloyds TSB Group PLC (Financial
             Services)...........................      9,464
     726    Marks & Spencer PLC (Retail).........      2,781
     179    Reckitt & Benckiser PLC (Consumer
             Non-Durables).......................      2,434
   1,336    Reed International PLC (Media &
             Entertainment)......................     13,156
   1,725    Rentokil Initial PLC (Business
             Services)...........................      4,701
     161    Standard Chartered PLC (Financial
             Services)...........................      2,287
  *3,411    Vodafone AirTouch PLC
             (Communications)....................     10,376
     444    Whitbread Holdings PLC (Hotels &
             Gaming).............................      3,524
                                                    --------
                                                      81,823
                                                    --------
            UNITED STATES OF AMERICA -- 46.4%
     234    Alcoa, Inc. (Metals, Minerals &
             Mining).............................      9,675
      44    American Home Products Corp.
             (Drugs).............................      2,535
     *52    AMR Corp. (Transportation)...........      1,963

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------



                                                     MARKET
 SHARES                                              VALUE
---------                                           --------
COMMON STOCKS -- (CONTINUED)
            UNITED STATES OF
             AMERICA -- (CONTINUED)
    *144    AOL Time Warner, Inc. (Software &
             Services)...........................   $  7,277
    *155    AT&T -- Liberty Media Group, Class A
             (Media & Entertainment).............      2,486
     171    Bank of America Corp. (Banks)........      9,570
     152    Bank One Corp. (Banks)...............      5,726
      74    Baxter International, Inc. (Medical
             Instruments & Supplies).............      6,754
      *1    Berkshire Hathaway, Inc., Class B
             (Financial Services)................      1,820
     *88    Biogen, Inc. (Drugs).................      5,677
     127    Burlington Resources, Inc. (Energy &
             Services)...........................      5,977
    ++25    Cardinal Health, Inc. (Consumer Non-
             Durables)...........................      1,688
     108    Caterpillar, Inc. (Machinery)........      5,412
     172    Citigroup, Inc. (Banks)..............      8,431
    *145    Dell Computer Corp. (Computers &
             Office Equipment)...................      3,802
     138    du Pont (E.I.) de Nemours & Co.
             (Chemicals).........................      6,232
     *52    eBay, Inc. (Business Services).......      2,645
    *184    Echostar Communications Corp., A
             Shares (Communications).............      5,498
     *70    EMC Corp. (Computers & Office
             Equipment)..........................      2,760
     107    ExxonMobil Corp. (Energy &
             Services)...........................      9,480
      49    Fleet Boston Financial Corp.
             (Banks).............................      1,876
      83    General Electric Co. (Electronics)...      4,035
      93    General Motors Corp.
             (Transportation)....................      5,097
      10    Goldman Sachs Group, Inc. (The)
             (Financial Services)................        929
      90    Home Depot, Inc. (The) (Retail)......      4,244
     269    Intel Corp. (Electronics)............      8,327
     215    Kellogg Co. (Food, Beverage &
             Tobacco)............................      5,480
      90    MBIA, Inc. (Insurance)...............      4,321
     *78    Micron Technology, Inc.
             (Electronics).......................      3,553
    *142    Microsoft Corp. (Software &
             Services)...........................      9,621
      41    Minnesota Mining & Manufacturing Co.
             (Computers & Office Equipment)......      4,879
      58    Pharmacia Corp. (Drugs)..............      3,039
      95    Philip Morris Cos., Inc. (Food,
             Beverage & Tobacco).................      4,740
  *++728    Staples, Inc. (Retail)...............     11,851
     155    Texas Instruments, Inc.
             (Electronics).......................      6,014
      45    Transocean Sedco Forex, Inc. (Energy
             & Services).........................      2,453
      81    United Technologies Corp.
             (Machinery).........................      6,285
      96    Unocal Corp. (Energy & Services).....      3,660
    *338    USA Networks, Inc. (Media &
             Entertainment)......................      8,469

                                                     MARKET
 SHARES                                              VALUE
---------                                           --------
            UNITED STATES OF
             AMERICA -- (CONTINUED)
      45    Verizon Communications, Inc.
             (Communications)....................   $  2,456
      37    Wal-Mart Stores, Inc. (Retail).......      1,920
     209    Waste Management, Inc. (Utilities)...      5,097
    *118    WebMD Corp. (Software & Services)....      1,024
    *666    WorldCom, Inc. (Communications)......     12,156
                                                    --------
                                                     226,934
                                                    --------
            Total common stocks..................   $472,623
                                                    ========

PRINCIPAL
 AMOUNT
---------
SHORT-TERM SECURITIES -- 8.1%
            UNITED STATES OF AMERICA -- 8.1%
 $39,471    Joint Repurchase Agreement
             (See Note 2(f))
             4.52% due 05/01/01..................   $ 39,471
                                                    --------
            Total short-term securities..........   $ 39,471
                                                    ========

DIVERSIFICATION OF NET ASSETS:
Total common stocks (cost $449,642).....    96.5%  $472,623
Total short-term securities (cost
  $39,471)..............................     8.1     39,471
                                           -----   --------
Total investment in securities (total
  cost $489,113)........................   104.6    512,094
Cash, receivables and other assets......     2.6     12,640
Security lending collateral.............     6.3     42,634
Payable for securities purchased........    (6.2)   (29,813)
Payable for Fund shares redeemed........    (0.9)    (4,623)
Security lending collateral payable to
  brokers...............................    (6.3)   (42,634)
Other liabilities.......................    (0.1)      (478)
                                           -----   --------
Net assets..............................   100.0%  $489,820
                                           =====   ========



SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value $0.001 per share;
  300,000 shares authorized; 31,916 shares
  outstanding..................................   $     32
Paid-in surplus................................    556,860
Accumulated net investment loss................       (450)
Distribution in excess of net realized gain on
  investments..................................    (89,555)
Unrealized appreciation of investments.........     22,981
Unrealized depreciation of forward foreign
  currency contracts (See Note 2(h))!..........        (28)
Unrealized depreciation of other assets and
  liabilities in foreign currency..............        (20)
                                                  --------
Net assets.....................................   $489,820
                                                  ========

 THE HARTFORD GLOBAL LEADERS FUND

 APRIL 30, 2001 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------



                                                     MARKET
                                                     VALUE
                                                     ------
Class A
  Net asset value per share ($276,655 / 17,892)
    shares outstanding) (125,000 shares
    authorized)....................................  $15.46
                                                     ======
  Maximum offering price per share
    ($15.46 / 94.5%)...............................  $16.36
                                                     ======
Class B
  Net asset value and maximum offering price per
    share ($74,974 / 4,940 shares outstanding)
    (75,000 shares authorized).....................  $15.18
                                                     ======
Class C
  Net asset value per share ($129,126 / 8,505)
    shares outstanding) (50,000 shares
    authorized)....................................  $15.18
                                                     ======
  Maximum offering price per share
    ($15.18 / 99.0%)...............................  $15.33
                                                     ======
Class Y
  Net asset value and maximum offering price per
    share ($9,065 / 579 shares outstanding) (50,000
    shares authorized).............................  $15.66
                                                     ======

                                                    MARKET
                                                    VALUE
                                                   --------
DIVERSIFICATION BY INDUSTRY:
Apparel & Textile.......................     0.9%  $  4,333
Banks...................................     6.6     32,441
Business Services.......................     2.2     10,545
Chemicals...............................     1.6      8,038
Communications..........................    17.7     86,716
Computers & Office Equipment............     2.3     11,441
Construction............................     0.5      2,350
Consumer Non-Durables...................     1.5      7,551
Drugs...................................     3.1     15,515
Electronics.............................    11.7     57,301
Energy & Services.......................     6.9     33,566
Financial Services......................     5.0     23,893
Food, Beverage & Tobacco................     2.5     12,373
Hotels & Gaming.........................     0.7      3,524
Insurance...............................     0.9      4,321
Machinery...............................     2.4     11,697
Media & Entertainment...................     9.1     44,698
Medical Instruments & Supplies..........     2.5     12,457
Metals, Minerals & Mining...............     5.7     27,707
Retail..................................     5.1     25,042
Software & Services.....................     3.7     17,922
Transportation..........................     2.9     14,095
Utilities...............................     1.0      5,097
                                           -----   --------
Total common stocks.....................    96.5%  $472,623
                                           =====   ========

 * Non-income producing during the period.

 ++ All or a portion of this security was on loan as of April 30, 2001 (See Note
    2(d)).

 @ Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2001, the market value of these securities amounted to $11,686 or 2.4% of net assets.

       !FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT APRIL 30, 2001

                                                                                                               UNREALIZED
                                                                     CONTRACT            DELIVERY             APPRECIATION
                DESCRIPTION                  MARKET VALUE             AMOUNT               DATE              (DEPRECIATION)
-------------------------------------------  ------------            --------            --------            --------------
British Pounds (Buy)                            $  144                $  144             05/02/01                $   --
British Pounds (Sell)                              140                   140             05/01/01                     1
EURO (Buy)                                         623                   633             05/02/01                   (10)
EURO (Sell)                                        437                   439             05/03/01                     2
EURO (Sell)                                        291                   291             05/04/01                    --
Japanese Yen (Buy)                               1,952                 1,973             05/02/01                   (21)
                                                                                                                 ------
                                                                                                                 $  (28)
                                                                                                                 ======

The accompanying notes are an integral part of this financial statement.

 THE HARTFORD STOCK FUND

 STATEMENT OF NET ASSETS
 APRIL 30, 2001 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                    MARKET
 SHARES                                             VALUE
---------                                         ----------
COMMON STOCKS -- 96.6%
            AEROSPACE & DEFENSE -- 0.7%
    *753    General Motors Corp., Class H......   $   16,008
                                                  ----------
            BANKS -- 8.7%
     560    Bank One Corp. ....................       21,151
   1,222    Citigroup, Inc. ...................       60,052
     560    Fleet Boston Financial Corp. ......       21,487
     830    Morgan (J.P.) Chase & Co., Inc. ...       39,823
     352    State Street Corp. ................       36,499
     600    U.S. Bankcorp......................       12,708
                                                  ----------
                                                     191,720
                                                  ----------
            CHEMICALS -- 1.1%
   ++700    Dow Chemical Co. (The).............       23,415
                                                  ----------
            COMMUNICATIONS -- 5.4%
    *235    CIENA Corp. .......................       12,939
     *12    McDATA Corp., Class A..............          264
     713    SBC Communications, Inc. ..........       29,407
    *484    Tellabs, Inc. .....................       16,990
   ++526    Verizon Communications, Inc. ......       28,972
*++1,680    WorldCom, Inc. ....................       30,667
                                                  ----------
                                                     119,239
                                                  ----------
            COMPUTERS & OFFICE EQUIPMENT -- 7.5%
  *1,897    Cisco Systems, Inc. ...............       32,208
*++1,050    Dell Computer Corp. ...............       27,605
    *549    EMC Corp. .........................       21,756
     108    Hewlett-Packard Co. ...............        3,076
     427    International Business Machines
             Corp. ............................       49,177
   *++30    Juniper Networks, Inc. ............        1,771
  *++200    Palm, Inc. ........................        1,602
*++1,054    Solectron Corp. ...................       26,819
                                                  ----------
                                                     164,014
                                                  ----------
            CONSUMER NON-DURABLES -- 3.0%
  *++869    Safeway, Inc. .....................       47,192
   ++330    Tyco International Ltd. ...........       17,612
                                                  ----------
                                                      64,804
                                                  ----------
            DRUGS -- 10.4%
     660    Abbott Laboratories................       30,625
     568    American Home Products Corp. ......       32,819
     500    Bristol-Myers Squibb Co. ..........       28,000
    *171    Immunex Corp. .....................        2,609
     518    Merck & Co., Inc. .................       39,337
     880    Pfizer, Inc. ......................       38,100
     516    Pharmacia Corp. ...................       26,956
     750    Schering-Plough Corp. .............       28,905
                                                  ----------
                                                     227,351
                                                  ----------
            ELECTRONICS -- 8.2%
  *++100    Broadcom Corp., Class A............        4,156
     390    Emerson Electric Co. ..............       25,994
   1,425    General Electric Co. ..............       69,136
   1,413    Intel Corp. .......................       43,676

                                                    MARKET
 SHARES                                             VALUE
---------                                         ----------
            ELECTRONICS -- (CONTINUED)
    *558    JDS Uniphase Corp. ................   $   11,928
     390    Texas Instruments, Inc. ...........       15,093
    *276    Vitesse Semiconductor Corp. .......        9,356
                                                  ----------
                                                     179,339
                                                  ----------
            ENERGY & SERVICES -- 6.8%
     500    Conoco, Inc., Class B..............       15,210
     855    ExxonMobil Corp. ..................       75,735
     360    Schlumberger Ltd. .................       23,848
     405    Texaco, Inc. ......................       29,237
     100    Transocean Sedco Forex, Inc. ......        5,428
                                                  ----------
                                                     149,458
                                                  ----------
            FINANCIAL SERVICES -- 4.3%
     569    Franklin Resources, Inc. ..........       24,815
     115    Goldman Sachs Group, Inc. (The)....       10,495
     468    Merrill Lynch & Co., Inc. .........       28,863
     475    Morgan Stanley Dean Witter &
             Co. ..............................       29,825
                                                  ----------
                                                      93,998
                                                  ----------
            FOOD, BEVERAGE & TOBACCO -- 2.5%
     357    Anheuser-Busch Cos., Inc. .........       14,280
      78    General Mills, Inc. ...............        3,054
   ++864    PepsiCo., Inc. ....................       37,869
                                                  ----------
                                                      55,203
                                                  ----------
            FOREST & PAPER PRODUCTS -- 1.0%
     366    Kimberly-Clark Corp. ..............       21,740
                                                  ----------
            HEALTH SERVICES -- 0.9%
     500    HCA -- The Healthcare Co. .........       19,350
                                                  ----------
            INSURANCE -- 4.5%
     680    American International Group,
             Inc. .............................       55,637
     445    Marsh & McLennan Cos., Inc. .......       42,935
                                                  ----------
                                                      98,572
                                                  ----------
            MACHINERY -- 2.4%
     310    Caterpillar, Inc. .................       15,562
     475    United Technologies Corp. .........       37,096
                                                  ----------
                                                      52,658
                                                  ----------
            MEDIA & ENTERTAINMENT -- 3.4%
  *1,600    AT&T -- Liberty Media Group, Class
             A.................................       25,600
   ++770    Gannett Co., Inc. .................       49,704
                                                  ----------
                                                      75,304
                                                  ----------
            MEDICAL INSTRUMENTS & SUPPLIES -- 2.4%
     209    Baxter International, Inc. ........       19,087
   ++350    Johnson & Johnson Co. .............       33,768
                                                  ----------
                                                      52,855
                                                  ----------
            METALS, MINERALS & MINING -- 1.8%
     510    Alcoa, Inc. .......................       21,114
     300    Illinois Tool Works, Inc. .........       19,014
                                                  ----------
                                                      40,128
                                                  ----------

 THE HARTFORD STOCK FUND

 APRIL 30, 2001
 (000'S OMITTED)
--------------------------------------------------------------------------------



                                                    MARKET
 SHARES                                             VALUE
---------                                         ----------
COMMON STOCKS -- (CONTINUED)
            RETAIL -- 5.5%
   ++239    CVS Corp. .........................   $   14,107
   ++695    Home Depot, Inc. (The).............       32,735
     993    McDonald's Corp. ..................       27,305
     887    Wal-Mart Stores, Inc. .............       45,909
                                                  ----------
                                                     120,056
                                                  ----------
            SOFTWARE & SERVICES -- 10.0%
  *1,231    AOL Time Warner, Inc. .............       62,166
  *++510    Ariba, Inc. .......................        3,942
     300    Automatic Data Processing, Inc. ...       16,275
    *297    Computer Sciences Corp. ...........       10,564
    *405    i2 Technologies, Inc. .............        7,051
  *1,294    Microsoft Corp. ...................       87,696
  *1,280    Oracle Corp. ......................       20,685
    *186    VERITAS Software Corp. ............       11,087
                                                  ----------
                                                     219,466
                                                  ----------
            TRANSPORTATION -- 1.2%
     382    Boeing Co. (The)...................       23,583
      40    Delta Air Lines, Inc. .............        1,761
                                                  ----------
                                                      25,344
                                                  ----------
            UTILITIES -- 4.9%
     580    Duke Energy Corp. .................       27,121
     450    El Paso Energy Corp. ..............       30,960
     360    Exelon Corp. ......................       24,858
     400    FPL Group, Inc. ...................       23,960
                                                  ----------
                                                     106,899
                                                  ----------
            Total common stocks................   $2,116,921
                                                  ==========
PRINCIPAL
 AMOUNT
---------
SHORT-TERM SECURITIES -- 2.7%
            REPURCHASE AGREEMENT -- 2.7%
 $58,311    Joint Repurchase Agreement
             (See Note 2(f))
             4.52% due 05/01/01................   $   58,311
                                                  ----------
            Total short-term securities........   $   58,311
                                                  ==========

                                                   MARKET
                                                   VALUE
                                                 ----------
DIVERSIFICATION OF NET ASSETS:
Total common stocks (cost
  $2,201,184).........................    96.6%  $2,116,921
Total short-term securities (cost
  $58,311)............................     2.7       58,311
                                         -----   ----------
Total investment in securities
  (total cost $2,259,495).............    99.3    2,175,232
Cash, receivables and other assets....     1.0       23,512
Security lending collateral...........     4.8      105,387
Payable for securities purchased......    (0.2)      (4,295)
Payable for Fund shares redeemed......    (0.1)      (1,660)
Security lending collateral payable to
  brokers.............................    (4.8)    (105,387)
Other liabilities.....................    (0.0)        (452)
                                         -----   ----------
Net assets............................   100.0%  $2,192,337
                                         =====   ==========


SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value $0.001 per share;
  300,000 shares authorized; 111,059 shares
  outstanding.................................   $      111
Paid-in surplus...............................    2,297,225
Accumulated net investment loss...............       (2,994)
Distribution in excess of net realized gain on
  investments.................................      (17,742)
Unrealized depreciation of investments........      (84,263)
                                                 ----------
Net assets....................................   $2,192,337
                                                 ==========

Class A
  Net asset value per share ($1,114,405 / 55,499
    shares outstanding) (125,000 shares
    authorized)....................................  $20.08
                                                     ======
  Maximum offering price per share
    ($20.08 / 94.5%)...............................  $21.25
                                                     ======
Class B
  Net asset value and maximum offering price per
    share ($552,550 / 28,522 shares outstanding)
    (75,000 shares authorized).....................  $19.37
                                                     ======
Class C
  Net asset value per share ($494,239 / 25,521
    shares outstanding) (50,000 shares
    authorized)....................................  $19.37
                                                     ======
Maximum offering price per share
  ($19.37 / 99.0%).................................  $19.56
                                                     ======
Class Y
  Net asset value and maximum offering price per
    share ($31,143 / 1,517 shares outstanding)
    (50,000 shares authorized).....................  $20.53
                                                     ======

* Non-income producing during the period.

++ All or a portion of this security was on loan as of April 30, 2001 (See Note
   2(d)).

The accompanying notes are an integral part of this financial statement.

 THE HARTFORD GROWTH AND INCOME FUND

 STATEMENT OF NET ASSETS
 APRIL 30, 2001 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                     MARKET
 SHARES                                              VALUE
---------                                           --------
COMMON STOCKS -- 98.1%
            BANKS -- 11.2%
    261     Citigroup, Inc. .....................   $ 12,804
     37     Fannie Mae...........................      3,002
     47     KeyCorp. ............................      1,089
    157     Morgan (J.P.) Chase & Co., Inc. .....      7,523
  ++203     Pacific Century Financial Corp. .....      4,543
    107     U.S. Bankcorp........................      2,258
    112     UnionBanCal Corp. ...................      3,408
   ++98     Washington Mutual, Inc. .............      4,883
                                                    --------
                                                      39,510
                                                    --------
            CHEMICALS -- 0.5%
     42     du Pont (E.I.) de Nemours & Co. .....      1,898
                                                    --------
            COMMUNICATIONS -- 7.7%
     #0     Avaya, Inc. .........................          0
  *++89     Exodus Communications, Inc. .........        858
     67     Motorola, Inc. ......................      1,040
    *53     Network Appliance, Inc. .............      1,215
    *22     QUALCOMM, Inc. ......................      1,262
   *139     Qwest Communications International...      5,681
  *++95     Sonus Networks, Inc. ................      2,424
  *++43     Tekelec..............................      1,351
    163     Verizon Communications, Inc. ........      8,982
   *266     WorldCom, Inc. ......................      4,855
                                                    --------
                                                      27,668
                                                    --------
            COMPUTERS & OFFICE EQUIPMENT -- 6.4%
   *267     Cisco Systems, Inc. .................      4,540
   *199     Dell Computer Corp. .................      5,237
    *67     EMC Corp. ...........................      2,657
  *++49     Handspring, Inc. ....................        742
     47     International Business Machines
             Corp. ..............................      5,366
    *42     Lexmark International, Inc. .........      2,555
    *68     Solectron Corp. .....................      1,731
                                                    --------
                                                      22,828
                                                    --------
            CONSUMER NON-DURABLES -- 4.6%
     66     McKesson HBOC, Inc. .................      2,039
     55     Procter & Gamble Co. (The)...........      3,303
  *++93     Safeway, Inc. .......................      5,039
    116     Tyco International Ltd. .............      6,175
                                                    --------
                                                      16,556
                                                    --------
            DRUGS -- 9.6%
    106     Abbott Laboratories..................      4,921
     64     American Home Products Corp. ........      3,719
     21     Eli Lilly & Co. .....................      1,785
    *34     Forest Laboratories, Inc. ...........      2,061
  *++46     Genzyme Corp. .......................      4,980
    *89     Immunex Corp. .......................      1,354
     76     Merck & Co., Inc. ...................      5,736
     77     Pfizer, Inc. ........................      3,355
    124     Pharmacia Corp. .....................      6,473
                                                    --------
                                                      34,384
                                                    --------
            ELECTRICAL EQUIPMENT -- 0.5%
    *46     Teradyne, Inc. ......................      1,825
                                                    --------

                                                     MARKET
 SHARES                                              VALUE
---------                                           --------
            ELECTRONICS -- 5.5%
    240     General Electric Co. ................   $ 11,657
    158     Intel Corp. .........................      4,868
    *48     Micron Technology, Inc. .............      2,178
     25     Texas Instruments, Inc. .............        983
                                                    --------
                                                      19,686
                                                    --------
            ENERGY & SERVICES -- 8.2%
   ++57     Chevron Corp. .......................      5,465
    142     Conoco, Inc., Class B................      4,307
    110     ExxonMobil Corp. ....................      9,746
     37     Helmerich & Payne, Inc. .............      1,885
   ++78     Phillips Petroleum Co. ..............      4,661
  *++60     Rowan Cos., Inc. ....................      1,978
     19     Texaco, Inc. ........................      1,366
                                                    --------
                                                      29,408
                                                    --------
            FINANCIAL SERVICES -- 2.2%
     46     Lehman Brothers Holdings, Inc. ......      3,347
     71     Merrill Lynch & Co., Inc. ...........      4,399
                                                    --------
                                                       7,746
                                                    --------
            FOOD, BEVERAGE & TOBACCO -- 4.9%
   ++41     Pepsi Bottling Group, Inc. ..........      1,657
    147     PepsiCo., Inc. ......................      6,444
    138     Philip Morris Cos., Inc. ............      6,910
     43     Reynolds (R.J.) Tobacco Holdings,
             Inc. ...............................      2,507
                                                    --------
                                                      17,518
                                                    --------
            FOREST & PAPER PRODUCTS -- 0.7%
     41     Kimberly-Clark Corp. ................      2,406
                                                    --------
            HEALTH SERVICES -- 1.0%
    *79     Tenet Healthcare Corp. ..............      3,513
                                                    --------
            INSURANCE -- 4.4%
     87     AMBAC Financial Group, Inc. .........      4,660
     62     American General Corp. ..............      2,717
     74     American International Group,
             Inc. ...............................      6,024
     22     CIGNA Corp. .........................      2,294
                                                    --------
                                                      15,695
                                                    --------
            MACHINERY -- 1.7%
     76     United Technologies Corp. ...........      5,895
                                                    --------
            MEDIA & ENTERTAINMENT -- 2.5%
   *232     AT&T -- Liberty Media Group, Class
             A...................................      3,709
     49     Gannett Co., Inc. ...................      3,137
     37     Knight-Ridder, Inc. .................      1,987
                                                    --------
                                                       8,833
                                                    --------
            MEDICAL INSTRUMENTS & SUPPLIES --2.4%
     90     Becton, Dickinson & Co. .............      2,912
     59     Johnson & Johnson Co. ...............      5,712
                                                    --------
                                                       8,624
                                                    --------
            METALS, MINERALS & MINING -- 1.5%
     30     Alcoa, Inc. .........................      1,225
     90     Engelhard Corp. .....................      2,306
    154     Freeport-McMoRan Copper & Gold, Inc.,
             Class A.............................      1,962
                                                    --------
                                                       5,493
                                                    --------

 THE HARTFORD GROWTH AND INCOME FUND

 APRIL 30, 2001 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------



                                                     MARKET
 SHARES                                              VALUE
---------                                           --------
COMMON STOCKS -- (CONTINUED)
            RETAIL -- 4.8%
   *117     Bed Bath & Beyond, Inc. .............   $  3,302
    *17     Best Buy Co., Inc. ..................        919
    102     Dollar General Corp. ................      1,690
     76     Home Depot, Inc. (The)...............      3,575
    *73     Kroger Co. (The).....................      1,645
    *99     Staples, Inc. .......................      1,606
     87     Wal-Mart Stores, Inc. ...............      4,517
                                                    --------
                                                      17,254
                                                    --------
            RUBBER & PLASTICS PRODUCTS -- 0.5%
   ++43     NIKE, Inc., Class B..................      1,794
                                                    --------
            SOFTWARE & SERVICES -- 10.4%
   *187     AOL Time Warner, Inc. ...............      9,428
     52     First Data Corp. ....................      3,473
   *105     i2 Technologies, Inc. ...............      1,826
     73     IMS Health, Inc. ....................      2,007
   *229     Microsoft Corp. .....................     15,515
   *110     Oracle Corp. ........................      1,781
  *++69     Rational Software Corp. .............      1,666
    *28     VeriSign, Inc. ......................      1,456
                                                    --------
                                                      37,152
                                                    --------
            TRANSPORTATION -- 2.2%
     75     Boeing Co. (The).....................      4,629
     43     Delta Air Lines, Inc. ...............      1,898
     57     USFreightways Corp. .................      1,497
                                                    --------
                                                       8,024
                                                    --------
            UTILITIES -- 4.7%
  *++77     Calpine Corp. .......................      4,411
     50     El Paso Energy Corp. ................      3,468
     89     Exelon Corp. ........................      6,174
     51     Pinnacle West Capital Corp. .........      2,555
                                                    --------
                                                      16,608
                                                    --------
            Total common stocks..................   $350,318
                                                    ========
PRINCIPAL
AMOUNT
---------
SHORT-TERM SECURITIES -- 1.6%
            REPURCHASE AGREEMENT -- 1.6%
 $5,595     Joint Repurchase Agreement (See Note
             2(f)) 4.52% due 05/01/01............   $  5,595
                                                    --------
            Total short-term securities..........   $  5,595
                                                    ========

                                                    MARKET
                                                    VALUE
                                                   --------
DIVERSIFICATION OF NET ASSETS:
Total common stocks (cost $356,404).....    98.1%  $350,318
Total short-term securities (cost
  $5,595)...............................     1.6      5,595
                                           -----   --------
Total investment in securities (total
  cost $361,999)........................    99.7    355,913
Cash, receivables and other assets......     0.7      2,475
Security lending collateral.............     7.7     27,486
Payable for securities purchased........    (0.3)      (947)
Payable for Fund shares redeemed........    (0.1)      (239)
Security lending collateral payable to
  brokers...............................    (7.7)   (27,486)
Other liabilities.......................    (0.0)      (133)
                                           -----   --------
Net assets..............................   100.0%  $357,069
                                           =====   ========

SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value $0.001 per share;
  300,000 shares authorized; 29,823 shares
  outstanding..................................   $     30
Paid-in surplus................................    380,859
Accumulated net investment loss................       (574)
Distribution in excess of net realized gain on
  investments..................................    (17,285)
Unrealized depreciation of investments.........     (6,086)
Unrealized appreciation of futures contracts
  ??...........................................        125
                                                  --------
Net assets.....................................   $357,069
                                                  ========

Class A
  Net asset value per share ($240,980 / 19,993
    shares outstanding) (125,000 shares
    authorized)....................................  $12.05
                                                     ======
  Maximum offering price per share
    ($12.05 / 94.5%)...............................  $12.75
                                                     ======
Class B
  Net asset value and maximum offering price per
    share ($46,588 / 3,947 shares outstanding)
    (75,000 shares authorized).....................  $11.80
                                                     ======
Class C
  Net asset value per share ($69,020 / 5,844 shares
    outstanding) (50,000 shares authorized)........  $11.81
                                                     ======
  Maximum offering price per share
    ($11.81 / 99.0%)...............................  $11.93
                                                     ======
Class Y
  Net asset value and maximum offering price per
    share ($481 / 39 shares outstanding) (50,000
    shares authorized).............................  $12.22
                                                     ======

* Non-income producing during the period.

++ All or a portion of this security was on loan as of April 30, 2001 (See Note
   2(d)).

?? The Fund had 18 Standard & Poor's 500 June 2001 Futures contracts open as of
   April 30, 2001. These contracts had a value of $5,644 as of April 30, 2001 and were collateralized by $311 of cash.

# Due to the presentation of the financial statements in thousands, the number of shares and market value round to zero.

The accompanying notes are an integral part of this financial statement.

 THE HARTFORD DIVIDEND AND GROWTH FUND

 STATEMENT OF NET ASSETS
 APRIL 30, 2001 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                     MARKET
 SHARES                                              VALUE
---------                                           --------
COMMON STOCKS -- 94.3%
            AEROSPACE & DEFENSE -- 0.4%
    *123    General Motors Corp., Class H........   $  2,607
                                                    --------
            BANKS -- 12.2%
     564    Citigroup, Inc. .....................     27,711
     277    Morgan (J.P.) Chase & Co., Inc. .....     13,281
     269    Pacific Century Financial Corp. .....      6,019
     293    People's Bank........................      6,597
     310    U.S. Bankcorp........................      6,572
     101    UnionBanCal Corp. ...................      3,094
   ++133    Wachovia Corp. ......................      8,086
   ++222    Washington Mutual, Inc. .............     11,084
                                                    --------
                                                      82,444
                                                    --------
            CHEMICALS -- 2.5%
      26    Avery Dennison Corp. ................      1,441
     192    du Pont (E.I.) de Nemours & Co. .....      8,688
     169    International Flavors & Fragrances,
             Inc. ...............................      4,188
      59    Rohm & Haas Co. .....................      2,028
   *++17    Syngenta AG, ADR.....................        176
                                                    --------
                                                      16,521
                                                    --------
            COMMUNICATIONS -- 7.3%
     223    AT&T Corp. ..........................      4,974
      93    Motorola, Inc. ......................      1,446
    *253    Qwest Communications International...     10,330
     119    SBC Communications, Inc. ............      4,898
     501    Verizon Communications, Inc. ........     27,595
                                                    --------
                                                      49,243
                                                    --------
            COMPUTERS & OFFICE EQUIPMENT -- 3.1%
      60    Compaq Computer Corp. ...............      1,054
     154    Hewlett-Packard Co. .................      4,370
      63    International Business Machines
             Corp. ..............................      7,219
      45    Minnesota Mining & Manufacturing
             Co. ................................      5,296
      72    Pitney Bowes, Inc. ..................      2,745
                                                    --------
                                                      20,684
                                                    --------
            CONSUMER NON-DURABLES -- 2.8%
     124    McKesson HBOC, Inc. .................      3,812
     247    Procter & Gamble Co. (The)...........     14,832
                                                    --------
                                                      18,644
                                                    --------
            DRUGS -- 8.3%
     218    Abbott Laboratories..................     10,092
     130    American Home Products Corp. ........      7,531
   ++169    AstraZeneca Group PLC, ADR...........      8,050
      61    Bristol-Myers Squibb Co. ............      3,416
      73    Eli Lilly & Co. .....................      6,163
      99    Merck & Co., Inc. ...................      7,544
     248    Pharmacia Corp. .....................     12,965
                                                    --------
                                                      55,761
                                                    --------
            ELECTRICAL EQUIPMENT -- 0.6%
      57    Eaton Corp. .........................      4,174
                                                    --------
            ELECTRONICS -- 3.0%
     375    General Electric Co. ................     18,204
      73    Intel Corp. .........................      2,241
                                                    --------
                                                      20,445
                                                    --------

                                                     MARKET
 SHARES                                              VALUE
---------                                           --------
            ENERGY & SERVICES -- 11.8%
   ++178    Chevron Corp. .......................   $ 17,188
     255    Conoco, Inc., Class B................      7,751
     262    ExxonMobil Corp. ....................     23,192
   ++198    Phillips Petroleum Co. ..............     11,807
     106    Schlumberger Ltd. ...................      7,048
   ++189    Suncor Energy, Inc. .................      5,270
    ++99    Total Fina S.A., ADR.................      7,438
                                                    --------
                                                      79,694
                                                    --------
            FINANCIAL SERVICES -- 1.3%
      17    Goldman Sachs Group, Inc. (The)......      1,503
      22    Lehman Brothers Holdings, Inc. ......      1,593
      97    Merrill Lynch & Co., Inc. ...........      5,954
                                                    --------
                                                       9,050
                                                    --------
            FOOD, BEVERAGE & TOBACCO -- 6.8%
     310    ConAgra Foods, Inc. .................      6,449
     168    McCormick & Co., Inc. ...............      6,614
     151    PepsiCo., Inc. ......................      6,611
     385    Philip Morris Cos., Inc. ............     19,297
     108    Reynolds (R.J.) Tobacco Holdings,
             Inc. ...............................      6,314
      20    Sara Lee Corp. ......................        398
                                                    --------
                                                      45,683
                                                    --------
            FOREST & PAPER PRODUCTS -- 2.8%
   ++158    Abitibi-Consolidated, Inc. ..........      1,349
      29    Bowater, Inc. .......................      1,421
     141    Kimberly-Clark Corp. ................      8,375
      70    Temple-Inland, Inc. .................      3,585
    ++76    Weyerhaeuser Co. ....................      4,302
                                                    --------
                                                      19,032
                                                    --------
            INSURANCE -- 4.1%
    ++74    CIGNA Corp. .........................      7,853
      96    Marsh & McLennan Cos., Inc. .........      9,210
     117    MBIA, Inc. ..........................      5,577
    ++72    XL Capital Ltd., Class A.............      5,098
                                                    --------
                                                      27,738
                                                    --------
            MACHINERY -- 2.6%
     *56    Axcelis Technologies, Inc. ..........        841
     183    Caterpillar, Inc. ...................      9,172
      96    United Technologies Corp. ...........      7,472
                                                    --------
                                                      17,485
                                                    --------
            MEDIA & ENTERTAINMENT -- 1.7%
     126    Gannett Co., Inc. ...................      8,146
      59    Knight-Ridder, Inc. .................      3,200
                                                    --------
                                                      11,346
                                                    --------
            MEDICAL INSTRUMENTS & SUPPLIES --1.3%
      98    Baxter International, Inc. ..........      8,942
                                                    --------

 THE HARTFORD DIVIDEND AND GROWTH FUND

 APRIL 30, 2001 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------



                                                     MARKET
 SHARES                                              VALUE
---------                                           --------
COMMON STOCKS -- (CONTINUED)
            METALS, MINERALS & MINING -- 2.3%
     171    Alcoa, Inc. .........................   $  7,096
      84    Lockheed Martin Corp. ...............      2,960
   ++118    Phelps Dodge Corp. ..................      5,293
                                                    --------
                                                      15,349
                                                    --------
            REAL ESTATE -- 2.6%
     136    Archstone Communities Trust (REIT)...      3,511
   ++336    Equity Office Properties Trust
             (REIT)..............................      9,604
      64    Kimco Realty Corp. (REIT)............      2,829
      59    Liberty Property Trust (REIT)........      1,702
                                                    --------
                                                      17,646
                                                    --------
            RETAIL -- 2.1%
     281    Family Dollar Stores, Inc. ..........      7,179
     159    Intimate Brands, Inc., Class A.......      2,546
     120    Target Corp. ........................      4,629
                                                    --------
                                                      14,354
                                                    --------
            SOFTWARE & SERVICES -- 3.8%
      91    Electronic Data Systems Corp. .......      5,870
     167    First Data Corp. ....................     11,242
    *127    Microsoft Corp. .....................      8,625
                                                    --------
                                                      25,737
                                                    --------
            TRANSPORTATION -- 3.7%
     158    Boeing Co. (The).....................      9,777
      73    Delta Air Lines, Inc. ...............      3,205
     317    Ford Motor Co. ......................      9,350
      94    USFreightways Corp. .................      2,466
                                                    --------
                                                      24,798
                                                    --------
            UTILITIES -- 7.2%
      99    Duke Energy Corp. ...................      4,620
     141    El Paso Energy Corp. ................      9,708
     219    Exelon Corp. ........................     15,090
     137    FPL Group, Inc. .....................      8,218
     147    Montana Power Co. (The)..............      1,833
     143    Pinnacle West Capital Corp. .........      7,157
      46    UtiliCorp. United, Inc. .............      1,610
                                                    --------
                                                      48,236
                                                    --------
            Total common stocks..................   $635,613
                                                    ========
PRINCIPAL
 AMOUNT
---------
EQUITY LINKED NOTES -- 0.4%
            MEDIA & ENTERTAINMENT -- 0.4%
 $    22    Tribune Co. 2.00% due 05/15/29.......   $  2,548
                                                    --------
            Total equity linked notes............   $  2,548
                                                    ========
SHORT-TERM SECURITIES -- 4.1%
            REPURCHASE AGREEMENT -- 4.1%
  27,778    Joint Repurchase Agreement (See Note
             2(f)) 4.52% due 05/01/01............   $ 27,778
                                                    --------
            Total short-term securities..........   $ 27,778
                                                    ========

DIVERSIFICATION OF NET ASSETS:
Total common stocks (cost $577,604).....    94.3%  $635,613
Total equity linked notes (cost
  $3,322)...............................     0.4      2,548
Total short-term securities (cost
  $27,778)..............................     4.1     27,778
                                           -----   --------
Total investment in securities
  (total cost $608,704).................    98.8    665,939
Cash, receivables and other assets......     1.5      9,775
Security lending collateral.............     9.8     65,852
Payable for securities purchased........    (0.2)    (1,133)
Payable for Fund shares redeemed........    (0.1)      (589)
Security lending collateral payable to
  brokers...............................    (9.8)   (65,852)
Other liabilities.......................     0.0        (67)
                                           -----   --------
Net assets..............................   100.0%  $673,925
                                           =====   ========

SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value $0.001 per share;
  300,000 shares authorized; 39,115 shares
  outstanding..................................   $     39
Paid-in surplus................................    619,942
Accumulated undistributed net investment
  income.......................................        202
Distribution in excess of net realized gain on
  investments..................................     (3,493)
Unrealized appreciation of investments.........     57,235
                                                  --------
Net assets.....................................   $673,925
                                                  ========
Class A
  Net asset value per share ($410,748 / 23,755
    shares outstanding) (125,000 shares
    authorized)................................     $17.29
                                                  ========
  Maximum offering price per share
    ($17.29 / 94.5%)...........................     $18.30
                                                  ========
Class B
  Net asset value and maximum offering price
    per share ($139,508 / 8,154 shares
    outstanding) (75,000 shares authorized)....     $17.11
                                                  ========
Class C
  Net asset value per share ($97,282 / 5,698
    shares outstanding) (50,000,000 shares
    authorized)................................     $17.07
                                                  ========
  Maximum offering price per share
    ($17.07 / 99.0%)...........................     $17.25
                                                  ========
Class Y
  Net asset value and maximum offering price
    per share ($26,387 / 1,508 shares
    outstanding) (50,000 shares authorized)....     $17.50
                                                  ========

* Non-income producing during the period.

++ All or a portion of this security was on loan as of April 30, 2001 (See Note
   2(d)).

The accompanying notes are an integral part of this financial statement.

 THE HARTFORD ADVISERS FUND

 STATEMENT OF NET ASSETS
 APRIL 30, 2001 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                    MARKET
 SHARES                                             VALUE
---------                                         ----------
COMMON STOCKS -- 59.2%
            AEROSPACE & DEFENSE -- 0.6%
     *577   General Motors Corp., Class H......   $   12,261
                                                  ----------
            BANKS -- 5.6%
      360   Bank One Corp. ....................       13,597
      711   Citigroup, Inc. ...................       34,942
      385   Fleet Boston Financial Corp. ......       14,772
      545   Morgan (J.P.) Chase & Co., Inc. ...       26,149
    ++205   State Street Corp. ................       21,275
      600   U.S. Bankcorp......................       12,708
                                                  ----------
                                                     123,443
                                                  ----------
            CHEMICALS -- 0.6%
      400   Dow Chemical Co. (The).............       13,380
                                                  ----------
            COMMUNICATIONS -- 3.0%
     *185   CIENA Corp. .......................       10,186
       *6   McDATA Corp., Class A..............          146
      383   SBC Communications, Inc. ..........       15,795
     *265   Tellabs, Inc. .....................        9,301
      255   Verizon Communications, Inc. ......       14,043
     *899   WorldCom, Inc. ....................       16,412
                                                  ----------
                                                      65,883
                                                  ----------
            COMPUTERS & OFFICE EQUIPMENT --4.6%
   *1,096   Cisco Systems, Inc. ...............       18,605
     *618   Dell Computer Corp. ...............       16,239
     *304   EMC Corp. .........................       12,023
       56   Hewlett-Packard Co. ...............        1,603
      239   International Business Machines
             Corp. ............................       27,565
      *80   Juniper Networks, Inc. ............        4,722
      *50   Palm, Inc. ........................          401
   *++753   Solectron Corp. ...................       19,156
                                                  ----------
                                                     100,314
                                                  ----------
            CONSUMER NON-DURABLES -- 1.7%
   *++491   Safeway, Inc. .....................       26,683
    ++200   Tyco International Ltd. ...........       10,674
                                                  ----------
                                                      37,357
                                                  ----------
            DRUGS -- 6.1%
      400   Abbott Laboratories................       18,552
      352   American Home Products Corp. ......       20,322
      300   Bristol-Myers Squibb Co. ..........       16,800
     *193   Immunex Corp. .....................        2,939
      303   Merck & Co., Inc. .................       23,019
      488   Pfizer, Inc. ......................       21,139
      280   Pharmacia Corp. ...................       14,638
      459   Schering-Plough Corp. .............       17,690
                                                  ----------
                                                     135,099
                                                  ----------
            ELECTRONICS -- 5.1%
    *++50   Broadcom Corp., Class A............        2,078
      210   Emerson Electric Co. ..............       13,997
      855   General Electric Co. ..............       41,488
      920   Intel Corp. .......................       28,437
     *305   JDS Uniphase Corp. ................        6,514

                                                    MARKET
 SHARES                                             VALUE
---------                                         ----------
            ELECTRONICS -- (CONTINUED)
    ++395   Texas Instruments, Inc. ...........   $   15,287
   *++110   Vitesse Semiconductor Corp. .......        3,729
                                                  ----------
                                                     111,530
                                                  ----------
            ENERGY & SERVICES -- 4.3%
      400   Conoco, Inc., Class B..............       12,168
      501   ExxonMobil Corp. ..................       44,344
      198   Schlumberger Ltd. .................       13,147
      315   Texaco, Inc. ......................       22,747
       50   Transocean Sedco Forex, Inc. ......        2,714
                                                  ----------
                                                      95,120
                                                  ----------
            FINANCIAL SERVICES -- 2.6%
      293   Franklin Resources, Inc. ..........       12,768
       64   Goldman Sachs Group, Inc. (The)....        5,821
      262   Merrill Lynch & Co., Inc. .........       16,190
      352   Morgan Stanley Dean Witter &
             Co. ..............................       22,096
                                                  ----------
                                                      56,875
                                                  ----------
            FOOD, BEVERAGE & TOBACCO -- 1.6%
    ++263   Anheuser-Busch Cos., Inc. .........       10,513
       69   General Mills, Inc. ...............        2,735
      489   PepsiCo., Inc. ....................       21,419
                                                  ----------
                                                      34,667
                                                  ----------
            FOREST & PAPER PRODUCTS -- 0.6%
      240   Kimberly-Clark Corp. ..............       14,232
                                                  ----------
            HEALTH SERVICES -- 0.6%
      362   HCA -- The Healthcare Co. .........       13,994
                                                  ----------
            INSURANCE -- 2.6%
      370   American International Group,
             Inc. .............................       30,264
      279   Marsh & McLennan Cos., Inc. .......       26,936
                                                  ----------
                                                      57,200
                                                  ----------
            MACHINERY -- 1.6%
      280   Caterpillar, Inc. .................       14,056
      272   United Technologies Corp. .........       21,246
                                                  ----------
                                                      35,302
                                                  ----------
            MEDIA & ENTERTAINMENT -- 1.9%
     *875   AT&T -- Liberty Media Group, Class
             A.................................       14,000
      448   Gannett Co., Inc. .................       28,918
                                                  ----------
                                                      42,918
                                                  ----------
            MEDICAL INSTRUMENTS &
             SUPPLIES -- 1.3%
      108   Baxter International, Inc. ........        9,881
      190   Johnson & Johnson Co. .............       18,331
                                                  ----------
                                                      28,212
                                                  ----------
            METALS, MINERALS & MINING -- 1.3%
      405   Alcoa, Inc. .......................       16,767
      180   Illinois Tool Works, Inc. .........       11,408
                                                  ----------
                                                      28,175
                                                  ----------

 THE HARTFORD ADVISERS FUND

 APRIL 30, 2001 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------



                                                    MARKET
 SHARES                                             VALUE
---------                                         ----------
COMMON STOCKS -- (CONTINUED)
            RETAIL -- 3.5%
      145   CVS Corp. .........................   $    8,571
      456   Home Depot, Inc. (The).............       21,478
      620   McDonald's Corp. ..................       17,039
      559   Wal-Mart Stores, Inc. .............       28,928
                                                  ----------
                                                      76,016
                                                  ----------
            SOFTWARE & SERVICES -- 6.3%
     *797   AOL Time Warner, Inc. .............       40,228
   *++310   Ariba, Inc. .......................        2,396
      250   Automatic Data Processing, Inc. ...       13,563
     *193   Computer Sciences Corp. ...........        6,873
   *++420   i2 Technologies, Inc. .............        7,312
     *709   Microsoft Corp. ...................       48,035
     *870   Oracle Corp. ......................       14,059
     *160   VERITAS Software Corp. ............        9,538
                                                  ----------
                                                     142,004
                                                  ----------
            TRANSPORTATION -- 1.0%
      248   Boeing Co. (The)...................       15,326
      130   Delta Air Lines, Inc. .............        5,724
                                                  ----------
                                                      21,050
                                                  ----------
            UTILITIES -- 2.7%
      352   Duke Energy Corp. .................       16,478
      230   El Paso Energy Corp. ..............       15,824
      210   Exelon Corp. ......................       14,501
      216   FPL Group, Inc. ...................       12,926
                                                  ----------
                                                      59,729
                                                  ----------
            Total common stocks................   $1,304,761
                                                  ==========
PRINCIPAL
 AMOUNT
---------
CORPORATE NOTES + -- 12.9%
            BANKS -- 1.0%
$   2,005   American Express Credit Corp. (A1)
             6.875% due 11/01/05...............   $    2,087
    2,000   Associates Corp. of North America
             (Aa3)
             6.00% due 07/15/05................        1,992
    3,000   Bank One Corp. (Aa3)
             6.50% due 02/01/06................        3,049
    3,000   Bank One Corp. (Aa3)
             6.875% due 08/01/06...............        3,084
      500   BankAmerica Corp. (Aa3)
             7.875% due 12/01/02...............          521
      545   First Union National Bank (A1)
             5.80% due 12/01/08................          517
    2,755   Key Bank N.A. (Aa3)
             5.80% due 04/01/04................        2,761

PRINCIPAL                                           MARKET
 AMOUNT                                             VALUE
---------                                         ----------
            BANKS -- (CONTINUED)
$   3,000   Wachovia Corp. (A2)
             5.625% due 12/15/08...............   $    2,797
    5,000   Wells Fargo & Co. (Aa2)
             6.50% due 09/03/02................        5,101
                                                  ----------
                                                      21,909
                                                  ----------
            CHEMICALS -- 0.4%
      500   ICI Wilmington, Inc. (Baa2)
             6.95% due 09/15/04................          508
    1,000   Praxair, Inc. (A3)
             6.15% due 04/15/03................        1,011
    7,000   Rohm & Haas Co. (A3)
             7.40% due 07/15/09................        7,306
                                                  ----------
                                                       8,825
                                                  ----------
            COMMUNICATIONS -- 0.8%
    3,000   AT&T Corp. (A2)
             6.50% due 03/15/29................        2,494
    1,580   Motorola, Inc. (A2)
             7.60% due 01/01/07................        1,495
    1,000   New York Telephone Co. (A1)
             6.00% due 04/15/08................          960
    7,055   Sprint Capital Corp. (Baa1)
             6.125% due 11/15/08...............        6,492
    7,000   WorldCom, Inc. (A3)
             6.40% due 08/15/05................        6,789
                                                  ----------
                                                      18,230
                                                  ----------
            COMPUTERS & OFFICE EQUIPMENT --0.3%
    5,000   Hewlett-Packard Co. (Aa2)
             7.15% due 06/15/05................        5,184
    2,000   Pitney Bowes, Inc. (Aa3)
             5.50% due 04/15/04................        1,998
                                                  ----------
                                                       7,182
                                                  ----------
            CONSUMER NON-DURABLES -- 0.9%
    2,500   Alberto-Culver Co. (Baa1)
             8.25% due 11/01/05................        2,661
    7,000   Clorox Co. (The) (A1)
             6.125% due 02/01/11...............        6,800
    2,000   Colgate-Palmolive Co. (A1)
             5.58% due 11/06/08................        1,942
    7,000   Proctor & Gamble Co. (The) (Aa2)
             9.36% due 01/01/21................        8,581
                                                  ----------
                                                      19,984
                                                  ----------
            DRUGS -- 0.2%
    2,000   American Home Products Corp. (A3)
             7.25% due 03/01/23................        1,898
    3,000   Pharmacia Corp. (A1)
             6.60% due 12/01/28................        2,850
                                                  ----------
                                                       4,748
                                                  ----------

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------



PRINCIPAL                                           MARKET
 AMOUNT                                             VALUE
---------                                         ----------
CORPORATE NOTES + -- (CONTINUED)
            ELECTRICAL EQUIPMENT -- 0.3%
$   2,000   Danaher Corp. (A2)
             6.00% due 10/15/08................   $    1,911
    5,000   Eaton Corp. (A2)
             6.95% due 11/15/04................        5,120
                                                  ----------
                                                       7,031
                                                  ----------
            ENERGY & SERVICES -- 0.3%
    7,000   Enron Corp. (Baa1)
             6.40% due 07/15/06................        6,956
                                                  ----------
            FINANCIAL SERVICES -- 0.9%
   10,000   Financing Corp. (Aaa)
             9.80% due 04/06/18................       13,722
    2,000   Transamerica Finance Corp. (A3)
             6.125% due 11/01/01...............        2,015
   @5,000   USAA Capital Corp. (Aa1)
             6.90% due 11/01/02................        5,128
                                                  ----------
                                                      20,865
                                                  ----------
            FOOD, BEVERAGE & TOBACCO -- 0.9%
    5,000   Archer Daniels-Midland Co. (A1)
             7.00% due 02/01/31................        4,823
    2,000   Archer-Daniels-Midland Co. (A1)
             8.125% due 06/01/12...............        2,241
    2,000   Hershey Foods Corp. (A1)
             7.20% due 08/15/27................        2,042
    7,000   PepsiAmericas, Inc. (Baa1)
             5.95% due 02/15/06................        6,980
    3,000   Whitman Corp. (Baa1)
             6.375% due 05/01/09...............        2,919
                                                  ----------
                                                      19,005
                                                  ----------
            FOREST & PAPER PRODUCTS -- 0.3%
    7,000   Westvaco Corp. (Baa1)
             7.95% due 02/15/31................        6,545
                                                  ----------
            INSURANCE -- 1.9%
    3,000   ACE INA Holdings (A2)
             8.30% due 08/15/06................        3,243
    2,000   Allmerica Financial Corp. (A2)
             7.625% due 10/15/25...............        1,907
    1,900   Allstate Corp. (The) (A1)
             6.75% due 06/15/03................        1,955
    2,000   Allstate Corp. (The) (A1)
             6.75% due 05/15/18................        1,882
    7,000   American Re Corp. (Aa1)
             7.45% due 12/15/26................        6,996
    1,420   Amerus Life Holdings, Inc. (Baa3)
             6.95% due 06/15/05................        1,387
    1,000   CIGNA Corp. (A3)
             6.375% due 01/15/06...............        1,004
    1,260   CIGNA Corp. (A3)
             7.40% due 05/15/07................        1,322
   @2,000   Jackson National Life Insurance Co.
             (A2)
             8.15% due 03/15/27................        1,973

PRINCIPAL                                           MARKET
 AMOUNT                                             VALUE
---------                                         ----------
            INSURANCE -- (CONTINUED)
@$  2,000   John Hancock (A1)
             7.375% due 02/15/24...............   $    1,884
    1,000   Liberty Financial Co. (A3)
             6.75% due 11/15/08................          968
   @5,000   Liberty Mutual Insurance (A2)
             8.20% due 05/04/07................        5,110
    1,000   MBIA, Inc. (Aa2)
             7.00% due 12/15/25................          939
   @2,000   New England Mutual Life Insurance
             (A1)
             7.875% due 02/15/24...............        1,948
    7,000   Provident Cos., Inc. (Baa1)
             7.00% due 07/15/18................        6,016
   @2,000   Prudential Funding LLC (A2)
             6.75% due 09/15/23................        1,816
    2,000   Torchmark Corp. (Baa1)
             8.25% due 08/15/09................        2,044
    1,000   United Health Group, Inc. (A3)
             6.60% due 12/01/03................        1,021
                                                  ----------
                                                      43,415
                                                  ----------
            MACHINERY -- 0.4%
    2,000   Parker Hannifin Corp. (A2)
             5.65% due 09/15/03................        2,017
    7,000   United Technologies Corp. (A3)
             7.125% due 11/15/10...............        7,375
                                                  ----------
                                                       9,392
                                                  ----------
            MEDIA & ENTERTAINMENT -- 0.8%
      500   Scripps (E.W.) Co. (The) (A2)
             6.375% due 10/15/02...............          510
    7,000   USA Networks, Inc. (Baa3)
             6.75% due 11/15/05................        7,117
    7,000   Viacom, Inc. (A3)
             7.70% due 07/30/10................        7,432
    3,000   Washington Post Co. (Aa3)
             5.50% due 02/15/09................        2,860
                                                  ----------
                                                      17,919
                                                  ----------
            MEDICAL INSTRUMENTS &
             SUPPLIES -- 0.1%
    2,000   Becton, Dickinson & Co. (A2)
             6.70% due 08/01/28................        1,836
                                                  ----------
            METALS, MINERALS & MINING -- 0.5%
    7,000   Alcoa, Inc. (A1)
             7.375% due 08/01/10...............        7,471
    4,000   Vulcan Materials Co. (A1)
             5.75% due 04/01/04................        4,026
                                                  ----------
                                                      11,497
                                                  ----------
            RETAIL -- 0.8%
    4,000   Albertson's, Inc. (Baa1)
             6.55% due 08/01/04................        4,007
    1,345   Dayton Hudson Corp. (A2)
             5.875% due 11/01/08...............        1,312

 THE HARTFORD ADVISERS FUND

 APRIL 30, 2001 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------



PRINCIPAL                                           MARKET
 AMOUNT                                             VALUE
---------                                         ----------
CORPORATE NOTES + -- (CONTINUED)
            RETAIL -- (CONTINUED)
$   5,000   Home Depot, Inc. (The) (Aa3)
             6.50% due 09/15/04................   $    5,164
    6,000   Wal-Mart Stores, Inc. (Aa2)
             6.875% due 08/10/09...............        6,232
                                                  ----------
                                                      16,715
                                                  ----------
            SOFTWARE & SERVICES -- 0.0%
    1,000   Computer Associates International,
             Inc. (Baa1)
             6.50% due 04/15/08................          931
                                                  ----------
            TRANSPORTATION -- 1.2%
    6,000   Burlington North Santa Fe Corp.
             (Baa2)
             7.875% due 04/15/07...............        6,412
    5,000   DaimlerChrysler North America
             Holding Corp.(A3)
             7.125% due 04/10/03...............        5,127
    7,000   Ford Motor Co. (A2)
             6.625% due 10/01/28...............        6,137
    7,000   General Motors Corp. (A2)
             6.75% due 05/01/28................        6,324
    2,000   Rockwell International Corp. (A1)
             6.70% due 01/15/28................        1,785
                                                  ----------
                                                      25,785
                                                  ----------
            UTILITIES -- 0.7%
    4,000   Alabama Power Co. (A2)
             7.125% due 08/15/04...............        4,139
    4,000   Duke Energy Corp. (A1)
             5.375% due 01/01/09...............        3,678
    2,000   Kansas City Power & Light Co.
             7.125% due 12/15/05...............        2,049
    4,000   National Fuel Gas Co. (A2)
             6.00% due 03/01/09................        3,751
    1,150   Northern Border Pipeline Co. (A3)
             7.75% due 09/01/09................        1,157
      500   Williams Cos., Inc. (The) (Baa2)
             6.50% due 11/15/02................          507
                                                  ----------
                                                      15,281
                                                  ----------
            Total corporate notes..............   $  284,051
                                                  ==========
FOREIGN/YANKEE BONDS & NOTES + -- 1.2%
            FOREIGN CORPORATIONS -- 1.2%
    2,000   Alcan Aluminum Ltd. (A2)
             7.25% due 11/01/28................   $    1,951
    7,000   Apache Finance Property Ltd. (A3)
             7.00% due 03/15/09................        7,173

PRINCIPAL                                           MARKET
 AMOUNT                                             VALUE
---------                                         ----------
            FOREIGN CORPORATIONS -- (CONTINUED)
$   7,000   Atlantic Richfield Co. (Aa2)
             5.90% due 04/15/09................   $    6,875
    2,000   Bayerische Landesbank Girozentrale
             (NY)(Aaa)
             5.65% due 02/01/09................        1,865
     @255   Chilquinta Energia Fina (Aaa)
             6.62% due 04/01/11................          247
    2,000   Equitable Cos. (The) (A2)
             7.00% due 04/01/28................        1,889
    2,000   Toyota Motor Credit Corp. (Aa1)
             5.50% due 12/15/08................        1,880
    4,000   TXU Eastern Funding Co. (Baa1)
             6.45% due 05/15/05................        3,946
                                                  ----------
                                                      25,826
                                                  ----------
            Total foreign/yankee bonds &
             notes.............................   $   25,826
                                                  ==========
U.S. TREASURIES & FEDERAL AGENCIES -- 22.0%
            GOVERNMENT NATIONAL MORTGAGE
             ASSOCIATION - 7.1%
   25,655   6.00 due 11/20/23 - 06/20/30.......   $   24,888
   31,281   6.50 due 04/15/26 - 06/15/29.......       31,060
   85,476   7.00 due 07/15/23 - 12/15/28.......       86,446
   12,653   8.00 due 11/15/29 - 08/15/30.......       13,087
                                                  ----------
                                                     155,481
                                                  ----------
            U.S. TREASURY BONDS -- 11.9%
 ++30,000   5.75 due 04/30/03..................       30,799
 ++44,750   5.875 due 11/15/05.................       46,506
 ++25,000   6.00 due 08/15/09..................       26,065
 ++14,000   6.125 due 08/15/07.................       14,735
 ++65,000   6.25 due 08/15/23..................       67,567
 ++66,000   6.50 due 08/15/05..................       70,122
  ++6,000   7.50 due 02/15/05..................        6,555
                                                  ----------
                                                     262,349
                                                  ----------
            U.S. TREASURY NOTES -- 3.0%
 ++40,000   5.50 due 05/15/09..................       40,464
 ++25,000   5.75 due 11/30/02..................       25,557
                                                  ----------
                                                      66,021
                                                  ----------
            Total U.S. treasuries & federal
             agencies..........................   $  483,851
                                                  ==========
SHORT-TERM SECURITIES -- 3.6%
            REPURCHASE AGREEMENT -- 3.6%
   79,587   Joint Repurchase Agreement
             (See Note 2(f))
             4.52% due 05/01/01................   $   79,587
                                                  ----------
            Total short-term securities........   $   79,587
                                                  ==========

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------



                                                   MARKET
                                                   VALUE
                                                 ----------
DIVERSIFICATION OF NET ASSETS:
Total common stocks (cost
  $1,321,976).........................    59.2%  $1,304,761
Total corporate notes (cost
  $286,408)...........................    12.9      284,051
Total foreign/yankee bonds & notes
  (cost $26,278)......................     1.2       25,826
Total U.S. treasuries & federal
  agencies (cost $471,569)............    22.0      483,851
Total short-term securities (cost
  $79,587)............................     3.6       79,587
                                         -----   ----------
Total investment in securities (total
  cost $2,185,818)....................    98.9    2,178,076
Cash, receivables and other assets....     1.3       29,475
Security lending collateral...........    17.4      383,635
Payable for securities purchased......    (0.1)      (2,584)
Payable for Fund shares redeemed......    (0.1)      (2,300)
Security lending collateral payable to
  brokers.............................   (17.4)    (383,635)
Other liabilities.....................    (0.0)        (535)
                                         -----   ----------
Net assets............................   100.0%  $2,202,132
                                         =====   ==========

                                                   MARKET
                                                   VALUE
                                                 ----------
SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value $0.001 per share;
  300,000 shares authorized; 95,360 shares
  outstanding.................................   $      141
Paid-in surplus...............................    2,210,478
Accumulated undistributed net investment
  income......................................        3,365
Distribution in excess of net realized income
  on investments..............................       (4,110)
Unrealized depreciation of investments........       (7,742)
                                                 ----------
Net assets....................................   $2,202,132
                                                 ==========

Class A
  Net asset value per share ($1,022,069 / 65,395
    shares outstanding) (175,000 shares
    authorized)....................................  $15.63
                                                     ======
  Maximum offering price per share
    ($15.63 / 94.5%)...............................  $16.54
                                                     ======
Class B
  Net asset value and maximum offering price per
    share ($649,656 / 42,003 shares outstanding)
    (75,000 shares authorized).....................  $15.47
                                                     ======
Class C
  Net asset value per share ($467,825 / 29,965
    shares outstanding) (50,000 shares
    authorized)....................................  $15.61
                                                     ======
  Maximum offering price per share
    ($15.61 / 99.0%)...............................  $15.77
                                                     ======
Class Y
  Net asset value and maximum offering price per
    share ($62,582 / 3,960 shares outstanding)
    (100,000 shares authorized)....................  $15.80
                                                     ======

  * Non-income producing during the period.

 ++ All or a portion of this security was on loan as of April 30, 2001 (See Note
    2(d)).

  + The ratings associated with the corresponding bond holdings were obtained from Moody's as of April 30, 2001.

  @ Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2001, the market value of these securities amounted to $18,106 or 0.8% of net assets.

 THE HARTFORD HIGH YIELD FUND

 STATEMENT OF NET ASSETS
 APRIL 30, 2001 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                          MARKET
 AMOUNT                                             VALUE
---------                                          -------
CORPORATE NOTES + -- 73.5%
            AEROSPACE & DEFENSE -- 0.4%
$    450    Condor Systems, Inc. (B3)
             11.875% due 05/01/09...............   $   297
                                                   -------
            APPAREL & TEXTILE -- 0.2%
     130    Levi Strauss & Co. (Ba3)
             7.00% due 11/01/06.................       111
                                                   -------
            BANKS -- 1.1%
     300    Golden State Holdings, Inc. (Ba1)
             7.125% due 08/01/05................       291
     520    Sovereign Bankcorp, Inc. (Ba3)
             8.625% due 03/15/04................       524
                                                   -------
            BUSINESS SERVICES -- 0.5%
    @350    United Rentals (North America), Inc.
             (B2)
             10.75% due 04/15/08................       352
                                                   -------
            CHEMICALS -- 2.8%
     500    ARCO Chemical Co. (Ba3)
             9.80% due 02/01/20.................       488
     500    Equistar Chemicals L.P. (Ba2)
             7.55% due 02/15/26.................       371
     350    Equistar Chemicals L.P. (Baa3)
             8.50% due 02/15/04.................       352
     170    Georgia Gulf Corp. (Ba1)
             7.625% due 11/15/05................       165
      20    Georgia Gulf Corp. (B1)
             10.375% due 11/01/07...............        21
    @300    Huntsman Corp. (Caa1)
             9.50% due 07/01/07.................       225
     150    Huntsman ICI Chemicals LLC (B2)
             10.125% due 07/01/09...............       153
     200    Lyondell Chemical Co. (Ba3)
             9.625% due 05/01/07................       207
                                                   -------
                                                     1,982
                                                   -------
            COMMUNICATIONS -- 18.1%
    @520    American Tower Corp. (B3)
             9.375% due 02/01/09................       519
     200    Asia Global Crossing Ltd. (B2)
             13.375% due 10/15/10...............       190
    @900    AT&T Wireless Services, Inc. (Baa2)
             8.75% due 03/01/31.................       924
     200    Centennial Communications (B3)
             10.75% due 12/15/08................       188
     325    Crown Castle International Corp.
             (B3)
             10.75% due 08/01/11................       347
     675    Echostar DBS Corp. (B1)
             9.375% due 02/01/09................       690
     295    Focal Communications (B3)
             11.875% due 01/15/10...............       148
     300    Focal Communications (B3)
             12.125% due 02/15/08...............        92
     727    Global Crossing Holdings Ltd. (Ba2)
             9.50% due 11/15/09.................       676
     575    Global Crossing Holdings Ltd. (Ba2)
             9.625% due 05/15/08................       546

PRINCIPAL                                          MARKET
 AMOUNT                                             VALUE
---------                                          -------
            COMMUNICATIONS -- (CONTINUED)
$    200    Hyperion Telecommunications, Inc.
             (Ca1)
             12.00% due 11/01/07................   $    80
     945    Level 3 Communications, Inc. (B3)
             9.125% due 05/01/08................       610
     150    Loral Space & Communications Ltd.
             (B3)
             9.50% due 01/15/06.................        83
   1,420    Lucent Technologies, Inc. (Baa3)
             6.45% due 03/15/29.................       940
     100    McLeodUSA, Inc. (B1)
             8.125% due 02/15/09................        77
     100    McLeodUSA, Inc. (B1)
             9.25% due 07/15/07.................        80
     300    McLeodUSA, Inc. (B1)
             9.50% due 11/01/08.................       246
     170    McLeodUSA, Inc. (B1)
             11.375% due 01/01/09...............       148
     200    McLeodUSA, Inc. (B1)
             11.50% due 05/01/09................       172
   1,330    Metromedia Fiber Network, Inc. (B2)
             10.00% due 11/15/08................       861
     520    Motorola, Inc. (A2)
             5.22% due 10/01/97.................       278
   1,600    NEXTEL Communications, Inc. (B1)
             9.375% due 11/15/09................     1,324
   1,250    NEXTLINK Communications, Inc. (B2)
             10.75% due 11/15/08................       619
     320    NEXTLINK Communications, Inc. (B3)
             12.50% due 04/15/06................       186
     650    Primus Telecommunications Group,
             Inc. (B3)
             11.25% due 01/15/09................       150
     310    RCN Corp. (Caa2)
             9.80% due 02/15/08.................        59
     900    RCN Corp. (Caa2)
             11.125% due 10/15/07...............       182
     250    Rhythms Netconnections (Ca)
             14.00% due 02/15/10................        18
     200    Rogers Cantel, Inc. (Baa3)
             9.75% due 06/01/16.................       200
   ++350    Spectrasite Holding, Inc. (B3)
             10.75% due 03/15/10................       326
     100    Telecorp PCS, Inc. (B3)
             10.625% due 07/15/10...............        95
     410    Time Warner Telecom, Inc. (B2)
             9.75% due 07/15/08.................       403
    @400    Tritel PCS, Inc. (B3)
             10.375% due 01/15/11...............       372
   2,250    William Communications Group, Inc.
             (B2)
             10.875% due 10/01/09...............       990
                                                   -------
                                                    12,819
                                                   -------
            CONSTRUCTION -- 1.9%
     600    Centex Corp. (Baa2)
             7.875% due 02/01/11................       592
      50    Del Webb Corp. (B2)
             9.375% due 05/01/09................        47

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------



PRINCIPAL                                          MARKET
 AMOUNT                                             VALUE
---------                                          -------
CORPORATE NOTES + -- (CONTINUED)
            CONSTRUCTION -- (CONTINUED)
$    220    Kaufman and Broad Home Corp. (Ba2)
             7.75% due 10/15/04.................   $   217
     200    Kaufman and Broad Home Corp. (Ba3)
             9.625% due 11/15/06................       201
     100    MDC Holdings, Inc. (Ba2)
             8.375% due 02/01/08................       102
     125    Toll Corp. (Ba2)
             7.75% due 09/15/07.................       121
     100    Toll Corp. (Ba2)
             8.75% due 11/15/06.................       101
                                                   -------
                                                     1,381
                                                   -------
            CONSUMER DURABLES -- 0.4%
     387    Owens-Illinois, Inc. (B1)
             7.80% due 05/15/18.................       255
                                                   -------
            CONSUMER NON-DURABLES -- 1.4%
     175    Container Corp. of America (B2)
             11.25% due 05/01/04................       176
    @500    Fleming Cos., Inc. (Ba3)
             10.125% due 04/01/08...............       521
     400    Xerox Corp. (Ba1)
             5.25% due 12/15/03.................       306
                                                   -------
                                                     1,003
                                                   -------
            CONSUMER SERVICES -- 1.3%
   1,155    Service Corp. International (B1)
             6.50% due 03/15/08.................       762
     300    Service Corp. International (B1)
             7.875% due 02/01/13................       189
                                                   -------
                                                       951
                                                   -------
            DRUGS -- 0.7%
     540    Watson Pharmaceuticals, Inc. (Ba1)
             7.125% due 05/15/08................       514
                                                   -------
            ENERGY & SERVICES -- 6.7%
     150    Belco Oil & Gas Corp. (B1)
             8.875% due 09/15/07................       149
      75    Clark Refining & Marketing, Inc.
             (Ba3)
             8.625% due 08/15/08................        59
      50    CODA Energy, Inc. (B1)
             10.50% due 04/01/06................        51
      50    Cross Timbers Oil Co. (B1)
             8.75% due 11/01/09.................        52
     100    Newpark Resources, Inc. (B2)
             8.625% due 12/15/07................       100
     403    Nuevo Energy Co. (B1)
             9.50% due 06/01/08.................       402
     400    Ocean Energy, Inc. (Ba1)
             8.875% due 07/15/07................       424
     200    P&L Coal Holdings Corp. (B2)
             9.625% due 05/15/08................       210
     325    Pioneer Natural Resources Co. (Ba2)
             6.50% due 01/15/08.................       302

PRINCIPAL                                          MARKET
 AMOUNT                                             VALUE
---------                                          -------
            ENERGY & SERVICES -- (CONTINUED)
$    450    Plains Resources, Inc. (B2)
             10.25% due 03/15/06................   $   455
     320    Pogo Producing Co. (B1)
             8.25% due 04/15/11.................       326
    @650    Pogo Producing Co. (B2)
             10.375% due 02/15/09...............       713
     150    R&B Falcon Corp. (Baa3)
             6.50% due 04/15/03.................       151
     100    R&B Falcon Corp. (Baa3)
             7.375% due 04/15/18................        96
     200    Snyder Oil Corp. (Baa3)
             8.75% due 06/15/07.................       212
     575    Tesoro Petroleum Corp. (B1)
             9.00% due 07/01/08.................       587
     400    Tuboscope, Inc. (Baa2)
             7.50% due 02/15/08.................       379
     125    Vintage Petroleum, Inc. (Ba3)
             9.75% due 06/30/09.................       138
                                                   -------
                                                     4,806
                                                   -------
            FINANCIAL SERVICES -- 0.3%
     200    HMH Properties, Inc. (Ba2)
             8.45% due 12/01/08.................       199
                                                   -------
            FOOD, BEVERAGE & TOBACCO -- 0.8%
     400    Canadaigua Brands, Inc. (B1)
             8.50% due 03/01/09.................       404
     260    Hercules, Inc. (Ba1)
             6.60% due 08/01/27.................       186
                                                   -------
                                                       590
                                                   -------
            FOREST & PAPER PRODUCTS -- 2.2%
     350    Boise Cascade Corp. (Baa3)
             7.35% due 02/01/16.................       302
      75    Interpool, Inc. (B1)
             7.35% due 08/01/07.................        64
    @400    Stone Container Corp. (B2)
             9.75% due 02/01/11.................       415
     125    Stone Container Corp. (B2)
             12.58% due 08/01/16................       132
     170    Tembec Industries, Inc. (Ba1)
             8.50% due 02/01/11.................       175
     507    Tenneco Packaging, Inc. (Baa3)
             8.125% due 06/15/17................       464
                                                   -------
                                                     1,552
                                                   -------
            HEALTH SERVICES -- 10.2%
     625    Columbia/HCA Healthcare Corp. (Ba1)
             6.91% due 06/15/05.................       622
     350    Columbia/HCA Healthcare Corp. (Ba1)
             7.50% due 11/15/95.................       307
     250    Columbia/HCA Healthcare Corp. (Ba1)
             9.00% due 12/15/14.................       270
     290    HEALTH SOUTH Corp. (Ba3)
             3.25% due 04/01/03.................       266
     360    HEALTH SOUTH Corp. (Ba1)]
             6.875% due 06/15/05................       347

 THE HARTFORD HIGH YIELD FUND

 APRIL 30, 2001 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------



PRINCIPAL                                          MARKET
 AMOUNT                                             VALUE
---------                                          -------
CORPORATE NOTES + -- (CONTINUED)
            HEALTH SERVICES -- (CONTINUED)
$    340    HEALTH SOUTH Corp. (Ba1)
             7.00% due 06/15/08.................   $   317
     800    IASIS Healthcare Corp. (B3)
             13.00% due 10/15/09................       864
   1,200    Manor Care, Inc. (Ba1)
             7.50% due 06/15/06.................     1,170
     315    Quorum Health Group, Inc. (Ba3)
             8.75% due 11/01/05.................       318
     200    Tenet Healthcare Corp. (Ba1)
             7.625% due 06/01/08................       205
   1,325    Tenet Healthcare Corp. (Ba1)
             8.00% due 01/15/05.................     1,371
     100    Tenet Healthcare Corp. (Ba1)
             8.625% due 12/01/03................       104
    @300    Triad Hospitals, Inc. (B2)
             8.75% due 05/01/09.................       306
     400    Triad Hospitals, Inc. (B2)
             11.00% due 05/15/09................       439
     350    Universal Health Services, Inc.
             (Ba2)
             8.75% due 08/15/05.................       356
                                                   -------
                                                     7,262
                                                   -------
            HOTELS & GAMING -- 0.3%
      25    ITT Destinations, Inc. (Ba1)
             6.75% due 11/15/05.................        24
     200    MGM Grand, Inc. (Baa3)
             6.875% due 02/06/08................       191
                                                   -------
                                                       215
                                                   -------
            INSURANCE -- 2.3%
   1,000    Aetna, Inc. (Baa2)
             7.875% due 03/01/11................       989
     790    Conseco, Inc. (B1)
             6.80% due 06/15/05.................       679
                                                   -------
                                                     1,668
                                                   -------
            MACHINERY -- 1.1%
     100    American Standard Co., Inc. (Ba2)
             7.375% due 04/15/05................       100
     400    American Standard Co., Inc. (Ba2)
             7.375% due 02/01/08................       396
     955    Grove Holdings LLC (Caa1)
             0.00% due 05/01/09.................         4
    @255    Terex Corp. (B2)
             10.375% due 04/01/11...............       260
                                                   -------
                                                       760
                                                   -------
            MEDIA & ENTERTAINMENT -- 8.3%
     650    Allegiance Telecom, Inc. (B3)
             12.875% due 05/15/08...............       611
   1,235    Charter Communications Holdings LLC
             (B2)
             8.625% due 04/01/09................     1,201
     350    Charter Communications Holdings LLC
             (B2)
             11.125% due 01/15/11...............       378

PRINCIPAL                                          MARKET
 AMOUNT                                             VALUE
---------                                          -------
            MEDIA & ENTERTAINMENT -- (CONTINUED)
$    150    Comcast Corp. (Ba2)
             10.25% due 10/15/01................   $   153
    @700    CSC Holdings, Inc. (Ba)
             7.625% due 04/01/11................       679
     150    Fox/Liberty Networks, LLC (Ba1)
             8.875% due 08/15/07................       154
     375    Fox Kids Worldwide, Inc. (B1)
             9.25% due 11/01/07.................       377
     825    Hollinger International Publishing
             (Ba3)
             9.25% due 02/01/06.................       850
     125    Lenfest Communications, Inc. (Baa2)
             10.50% due 06/15/06................       146
     100    Park Place Entertainment (Ba2)
             9.375% due 02/15/07................       105
     175    PRIMEDIA, Inc. (Ba3)
             7.625% due 04/01/08................       163
     200    PRIMEDIA, Inc. (Ba3)
             8.50% due 02/01/06.................       196
     250    PRIMEDIA, Inc. (Ba3)
             10.25% due 06/01/04................       254
     250    Six Flags Entertainment Corp. (B2)
             8.875% due 04/01/06................       255
    @200    Six Flags Entertainment Corp. (B3)
             9.50% due 02/01/09.................       207
     175    World Color Press, Inc. (Baa3)
             7.75% due 02/15/09.................       171
                                                   -------
                                                     5,900
                                                   -------
            MEDICAL INSTRUMENTS &
             SUPPLIES -- 0.9%
    @260    Apogent Technologies, Inc. (Baa3)
             8.00% due 04/01/11.................       258
    @160    Omnicare, Inc. (Ba2)
             8.125% due 03/15/11................       164
     200    Owens & Minor, Inc. (B1)
             10.875% due 06/01/06...............       211
                                                   -------
                                                       633
                                                   -------
            METALS, MINERALS & MINING -- 0.4%
     250    AK Steel Holding Corp. (Ba2)
             7.875% due 02/15/09................       238
     100    Bethlehem Steel Corp. (Caa1)
             7.625% due 08/01/04................        48
                                                   -------
                                                       286
                                                   -------
            REAL ESTATE -- 0.1%
     100    Trizec Finance Ltd. (Baa3)
             10.875% due 10/15/05...............       102
                                                   -------
            RUBBER & PLASTICS PRODUCTS -- 0.8%
     800    Goodyear Tire & Rubber Co. (The)
             (Baa3)
             7.00% due 03/15/28.................       603
                                                   -------

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------



PRINCIPAL                                          MARKET
 AMOUNT                                             VALUE
---------                                          -------
CORPORATE NOTES + -- (CONTINUED)
            TRANSPORTATION -- 2.6%
$    100    Newport News Shipbuilding, Inc.
             (Ba1)
             8.625% due 12/01/06................   $   106
     200    Newport News Shipbuilding, Inc.
             (Ba3)
             9.25% due 12/01/06.................       212
     900    Sequa Corp. (Ba2)
             9.00% due 08/01/09.................       914
     100    United Air Lines, Inc. (Baa3)
             9.125% due 01/15/12................       100
     500    United Air Lines, Inc. (Baa3)
             10.67% due 05/01/04................       530
                                                   -------
                                                     1,862
                                                   -------
            UTILITIES -- 7.7%
     575    AES Corp. (The) (Ba1)
             9.50% due 06/01/09.................       597
      75    AES Corp. (The) (Ba3)
             10.25% due 07/15/06................        78
     550    Allied Waste North American, Inc.
             (Ba3)
             7.875% due 01/01/09................       540
     200    Allied Waste North American, Inc.
             (B2)
             10.00% due 08/01/09................       207
     300    Browning-Ferris Industries, Inc.
             (Ba3)
             6.375% due 01/15/08................       269
     250    Calpine Corp. (Ba1)
             8.50% due 02/15/11.................       249
     245    CMS Energy Corp. (Ba3)
             6.75% due 01/15/04.................       236
     150    CMS Energy Corp. (Ba3)
             7.50% due 01/15/09.................       139
      80    CMS Energy Corp. (Ba3)
             8.50% due 04/15/11.................        80
     130    CMS Energy Corp. (Ba3)
             9.875% due 10/15/07................       138
     350    Cogentrix Energy, Inc. (Baa3)
             8.75% due 10/15/08.................       364
     125    El Paso Electric Co. (Ba3)
             9.40% due 05/01/11.................       135
     100    General Chemical Industrial
             Products, Inc. (B3)
             10.625% due 05/01/09...............        57
     900    Pacific Gas & Electric Co. (A2)
             6.75% due 10/01/23.................       711
     170    Pacific Gas & Electric Co. (A2)
             7.05% due 03/01/24.................       136
     200    Time Warner Telecom, Inc. (B2)
             10.125% due 02/01/11...............       199
     175    Waste Management, Inc. (Ba1)
             6.875% due 05/15/09................       170
     510    Waste Management, Inc. (Ba1)
             7.375% due 08/01/10................       511
     800    Western Resources, Inc. (Ba1)
             7.65% due 04/15/23.................       701
                                                   -------
                                                     5,517
                                                   -------
            Total corporate notes...............   $52,435
                                                   =======

PRINCIPAL                                          MARKET
 AMOUNT                                             VALUE
---------                                          -------
FOREIGN/YANKEE BONDS & NOTES + -- 16.7%
            FOREIGN CORPORATIONS -- 15.3%
$    400    British Sky Broadcasting Group PLC
             (Ba1)
             8.20% due 07/15/09.................   $   395
    @350    Callahan Nordhein-Westfalen GmbH
             (B3)
             14.00% due 07/15/10................       355
     600    Deutsche Telekom International
             Finance AG (A2)
             8.25% due 06/15/30.................       587
     145    Domtar, Inc. (Baa3)
             8.75% due 08/01/06.................       154
    @350    E-Kabel Hessen GmbH & Co. (B3)
             14.50% due 09/01/10................       350
 EUR 400    Flowserve Finance B.V. (B3)
             12.25% due 08/15/10................       383
      50    Gulf Canada Resources Ltd. (Baa3)
             8.375% due 11/15/05................        54
     100    Gulf Canada Resources Ltd. (Ba1)
             9.625% due 07/01/05................       104
     600    Inco Ltd. (Baa3)
             9.60% due 06/15/22.................       611
 EUR 415    Kappa Beheer BV (B2)
             10.625% due 07/15/09...............       390
     600    Koninkliijke (Royal) KPN N.V. (Aa1)
             8.375% due 10/01/30................       558
 EUR 520    KPNQuest N.V. (Ba1)
             7.125% due 06/01/09................       360
 EUR 825    Level 3 Communications, Inc. (B3)
             11.25% due 03/15/10................       467
 EUR 400    Levi Strauss & Co. (Ba3)
             11.625% due 01/15/08...............       362
     825    Marconi PLC (A3)
             8.375% due 09/15/30................       744
 EUR 300    Metromedia Fiber Network, Inc. (B2)
             10.00% due 12/15/09................       181
 EUR 475    NTL Communications Corp. (B2)
             9.875% due 11/15/09................       331
EUR @500    NTL Communications Corp. (B2)
             12.375% due 02/01/08...............       403
     600    Ono Finance PLC (Caa1)
             13.00% due 05/01/09................       476
     500    Petroleos Mexicanos (Baa3)
             9.50% due 09/15/27.................       533
     100    Placer Dome, Inc. (Baa2)
             7.125% due 06/15/07................        96
     945    Rogers Cablesystems, Inc. (Baa3)
             10.00% due 12/01/07................     1,006
    @242    Rogers Cablesystems, Inc. (Baa3)
             10.125% due 09/01/12...............       257
     200    Rogers Wireless Communications, Inc.
             (Ba3)
             9.625% due 05/01/11................       200
     890    Telewest Communications PLC (Aa1)
             11.00% due 10/01/07................       859
     250    Telewest Communications PLC (B2)
             11.25% due 11/01/08................       249

 THE HARTFORD HIGH YIELD FUND

 APRIL 30, 2001 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------



PRINCIPAL                                          MARKET
 AMOUNT                                             VALUE
---------                                          -------
FOREIGN/YANKEE BONDS & NOTES + -- (CONTINUED)
            FOREIGN CORPORATIONS -- (CONTINUED)
$    250    Tembec Industries, Inc. (Ba1)
             8.625% due 06/30/09................   $   258
 EUR 330    United Pan-Europe Communications
             N.V. (Caa1)
             10.785% due 11/01/07...............       195
                                                   -------
                                                    10,918
                                                   -------
            FOREIGN GOVERNMENTS -- 1.4%
 EUR 280    France O.A.T. (Aaa)
             3.00% due 07/12/01.................       247
 EUR 130    France O.A.T. (Aaa)
             7.50% due 07/25/01.................       115
     250    Republic of Brazil (B1)
             12.75% due 01/15/20................       229
     100    Republic of Colombia (Ba2)
             8.375% due 02/15/27................        68
     145    Republic of Ecuador (Caa2)
             4.00% due 08/15/30.................        54
      @8    Republic of Ecuador (Caa2)
             12.00% due 11/15/12................         5
    @400    Russian Federation (B3)
             11.00% due 07/24/18................       300
                                                   -------
                                                     1,018
                                                   -------
            Total foreign/yankee bonds &
             notes..............................   $11,936
                                                   =======
 SHARES
---------
PREFERRED STOCKS -- 0.8%
            COMMUNICATIONS -- 0.1%
       5    NEXTLINK Communications, Inc. ......   $    90
                                                   -------
            METALS, MINERALS & MINING -- 0.7%
      21    Rio Algom Ltd. .....................   $   497
                                                   -------
            Total preferred stocks..............   $   587
                                                   =======
PRINCIPAL
 AMOUNT
---------
SHORT-TERM SECURITIES -- 6.2%
            REPURCHASE AGREEMENT -- 6.2%
$  4,428    Joint Repurchase Agreement
             (See Note 2(f))
             4.52% due 05/01/01.................   $ 4,428
                                                   -------
            Total short-term securities.........   $ 4,428
                                                   =======

                                                    MARKET
                                                     VALUE
                                                    -------
DIVERSIFICATION OF NET ASSETS:
Total corporate notes (cost $54,833).....    73.5%   52,435
Total foreign/yankee bonds & notes
  (cost $12,476).........................    16.7    11,936
Total preferred stock (cost $572)........     0.8       587
Total short-term securities (cost
  $4,428)................................     6.2     4,428
                                            -----   -------
Total investment in securities
  (total cost $72,309)...................    97.2    69,386
Cash, receivables and other assets.......     4.2     2,949
Payable for securities purchased.........    (1.2)     (824)
Payable for Fund shares redeemed.........    (0.2)     (123)
Other liabilities........................    (0.0)       (7)
                                            -----   -------
Net assets...............................   100.0%  $71,381
                                            =====   =======

SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value $0.001 per share;
  300,000 shares authorized; 7,885 shares
  outstanding...................................   $     8
Paid-in surplus.................................    76,331
Accumulated undistributed net investment
  income........................................        62
Accumulated net realized loss on investments....    (2,085)
Unrealized depreciation of investments..........    (2,923)
Unrealized depreciation of other assets and
  liabilities in foreign currency...............       (12)
                                                   -------
Net assets......................................   $71,381
                                                   =======

Class A
  Net asset value per share ($34,045 / 3,759 shares
    outstanding) (125,000 shares authorized).......  $9.06
                                                     =====
  Maximum offering price per share
    ($9.06 / 95.5%)................................  $9.48
                                                     =====
Class B
  Net asset value and maximum offering price per
    share ($13,937 / 1,541 shares outstanding)
    (75,000 shares authorized).....................  $9.04
                                                     =====
Class C
  Net asset value per share ($19,520 / 2,158 shares
    outstanding) (50,000 shares authorized)........  $9.05
                                                     =====
  Maximum offering price per share
    ($9.05 / 99.0%)................................  $9.14
                                                     =====
Class Y
  Net asset value and maximum offering price per
    share ($3,879 / 427 shares outstanding) (50,000
    shares authorized).............................  $9.09
                                                     =====

+ The ratings associated with the corresponding bond holdings were obtained from Moody's as of April 30, 2001.

@ Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2001, the market value of these securities amounted to $7,582 or 10.6% of net assets.

 ++ All or a portion of this security was on loan as of April 30, 2001
    (See Note 2(d)).

The accompanying notes are an integral part of this financial statement.

 THE HARTFORD BOND INCOME STRATEGY FUND

 STATEMENT OF ASSETS AND LIABILITIES
 APRIL 30, 2001 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                          MARKET
 AMOUNT                                             VALUE
---------                                          -------
ASSET-BACKED SECURITIES + -- 0.9%
$    600    Comed Transitional Funding Trust,
             Series 1998-1, Class A5 (Aaa)
             5.44% due 03/25/07.................   $   601
      84    Norwest Airlines Corp. Trust, Series
             2, Class C (Baa2)
             11.30% due 06/21/14................        97
     750    PP&L Transition Bond Co. LLC, Series
             1999-1, Class A5 (Aaa)
             6.83% due 03/25/07.................       783
                                                   -------
                                                     1,481
                                                   -------
            Total asset-backed securities (cost
             $1,476)............................   $ 1,481
                                                   =======
CORPORATE NOTES + -- 38.4%
            AGRICULTURE & FISHING -- 0.1%
    @190    Cargill, Inc. (Aa3)
             7.25% due 11/01/36.................   $   182
                                                   -------
            BANKS -- 11.6%
     500    Bayerische Landesbank Girozentrale
             (NY) (Aaa)
             6.375% due 10/15/05................       508
  @2,000    Dresdner Funding Trust I (A1)
             8.151% due 06/30/31................     1,992
   1,400    Fannie Mae (Aaa)
             5.00% due 02/15/03.................     1,409
   5,100    Fannie Mae (Aaa)
             5.50% due 02/15/06.................     5,115
     250    Federal Home Loan Bank (Aaa)
             7.668% due 02/20/07................       245
   1,000    Ford Motor Credit Co. (A2)
             6.875% due 02/01/06................     1,018
     500    Ford Motor Credit Co. (A2)
             7.375% due 10/28/09................       511
     500    Ford Motor Credit Co. (A2)
             7.375% due 02/01/11................       512
     250    Ford Motor Credit Co. (A2)
             7.875% due 06/15/10................       264
   7,600    Freddie Mac (Aaa)
             5.25% due 02/15/04.................     7,653
     200    General Motors Acceptance Corp. (A2)
             5.51% due 08/18/03.................       200
     550    Golden State Holdings, Inc. (Ba1)
             6.75% due 08/01/01.................       551
                                                   -------
                                                    19,978
                                                   -------
            CHEMICALS -- 0.2%
     300    du Pont (E.I.) de Nemours & Co.
             (Aa3)
             6.75% due 09/01/07.................       311
                                                   -------
            COMMUNICATIONS -- 3.2%
  @1,200    AT&T Wireless Services, Inc. (Baa2)
             8.75% due 03/01/31.................     1,232
   1,350    Global Crossing Holdings Ltd. (Ba2)
             9.50% due 11/15/09.................     1,256
   1,000    Global Crossing Holdings Ltd. (Ba2)
             9.625% due 05/15/08................       950

PRINCIPAL                                          MARKET
 AMOUNT                                             VALUE
---------                                          -------
            COMMUNICATIONS -- (CONTINUED)
$  2,309    Lucent Technologies, Inc. (Baa3)
             6.45% due 03/15/29.................   $ 1,528
     280    Lucent Technologies, Inc. (Baa3)
             6.50% due 01/15/28.................       185
     480    Motorola, Inc. (A2)
             5.22% due 10/01/97.................       256
     220    William Communications Group, Inc.
             (B2)
             10.875% due 10/01/09...............        97
                                                   -------
                                                     5,504
                                                   -------
            DRUGS -- 1.2%
  @2,000    American Home Products Corp. (A3)
             5.875% due 03/15/04................     1,997
                                                   -------
            ENERGY & SERVICES -- 4.1%
     500    Lasmo (USA), Inc. (A1)
             7.125% due 06/01/03................       518
     300    Lasmo (USA), Inc. (A1)
             8.375% due 06/01/23................       328
     650    Noble Drilling Corp. (Baa1)
             7.50% due 03/15/19.................       649
     650    Occidental Petroleum Corp. (Baa3)
             7.375% due 11/15/08................       672
     500    Ocean Energy, Inc. (Baa3)
             7.625% due 07/01/05................       524
     450    Pioneer Natural Resources Co. (Ba2)
             6.50% due 01/15/08.................       418
     175    Pioneer Natural Resources Co. (Ba2)
             7.20% due 01/15/28.................       146
     180    R&B Falcon Corp. (Baa3)
             6.75% due 04/15/05.................       182
     200    R&B Falcon Corp. (Baa3)
             7.375% due 04/15/18................       192
   1,150    Seagull Energy Corp. (Baa3)
             7.50% due 09/15/27.................     1,060
     100    Tesoro Petroleum Corp. (B1)
             9.00% due 07/01/08.................       102
    @500    Transocean Sedco Forex, Inc. (Baa2)
             7.50% due 04/15/31.................       496
     250    Tuboscope, Inc. (Baa2)
             7.50% due 02/15/08.................       237
     500    Vaster Resources, Inc. (Aa2)
             6.50% due 04/01/09.................       504
     500    Valero Energy Corp. (Baa3)
             8.375% due 06/15/05................       536
     500    Valero Energy Corp. (Baa3)
             8.75% due 06/15/30.................       561
                                                   -------
                                                     7,125
                                                   -------
            FOOD, BEVERAGE & TOBACCO -- 1.3%
   1,370    Archer-Daniels-Midland Co. (A1)
             6.95% due 12/15/97.................     1,244
     625    ConAgra Foods, Inc. (Baa1)
             7.00% due 10/01/28.................       568
    @465    Kellogg Co. (Baa2)
             7.45% due 04/01/31.................       462
                                                   -------
                                                     2,274
                                                   -------

 THE HARTFORD BOND INCOME STRATEGY FUND

 APRIL 30, 2001 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------



PRINCIPAL                                          MARKET
 AMOUNT                                             VALUE
---------                                          -------
CORPORATE NOTES + -- (CONTINUED)
            FOREST & PAPER PRODUCTS -- 1.3%
$  1,240    International Paper Co. (Baa1)
             6.875% due 04/15/29................   $ 1,091
     120    Interpool, Inc. (B1)
             7.20% due 08/01/07.................       102
     500    Mead Corp. (The) (A3)
             7.55% due 03/01/47.................       426
     700    Weyerhaeuser Co. (A3)
             7.25% due 07/01/13.................       680
                                                   -------
                                                     2,299
                                                   -------
            HEALTH SERVICES -- 2.5%
     250    Columbia/HCA Healthcare Corp. (Ba1)
             7.05% due 12/01/27.................       212
     100    Columbia/HCA Healthcare Corp. (Ba1)
             7.50% due 12/15/23.................        87
     300    Columbia/HCA Healthcare Corp. (Ba1)
             7.50% due 11/15/95.................       263
     405    HEALTH SOUTH Corp. (Ba1)
             6.875% due 06/15/05................       390
      30    HEALTH SOUTH Corp. (Ba1)
             7.00% due 06/15/08.................        28
    @475    HEALTH SOUTH Corp. (Ba1)
             8.50% due 02/01/08.................       476
     200    HEALTH SOUTH Corp. (Ba3)
             10.75% due 10/01/08................       215
     785    Manor Care, Inc. (Ba1)
             7.50% due 06/15/06.................       773
    @150    Manor Care, Inc. (Ba1)
             8.00% due 03/01/08.................       152
   1,580    Tenet Healthcare Corp. (Ba1)
             8.00% due 01/15/05.................     1,635
                                                   -------
                                                     4,231
                                                   -------
            INSURANCE -- 1.4%
     800    Aetna, Inc. (Baa2)
             7.375% due 03/01/06................       793
   1,300    Aetna, Inc. (Baa2)
             7.875% due 03/01/11................     1,285
     300    Trenwick Group, Inc. (Baa2)
             6.70% due 04/01/03.................       297
                                                   -------
                                                     2,375
                                                   -------
            MEDIA & ENTERTAINMENT -- 1.9%
   1,700    Liberty Media Corp. (Baa3)
             8.25% due 02/01/30.................     1,514
   1,800    News America Holdings, Inc. (Baa3)
             7.75% due 12/01/45.................     1,583
     113    Paramount Communications, Inc. (A3)
             7.50% due 07/15/23.................       109
                                                   -------
                                                     3,206
                                                   -------

PRINCIPAL                                          MARKET
 AMOUNT                                             VALUE
---------                                          -------
            MEDICAL INSTRUMENTS &
             SUPPLIES -- 0.5%
@$   500    Apogent Technologies, Inc. (Baa3)
             8.00% due 04/01/11.................   $   497
    @320    Omnicare, Inc. (Ba2)
             8.125% due 03/15/11................       327
                                                   -------
                                                       824
                                                   -------
            METALS, MINERALS & MINING -- 1.6%
   1,750    Alcan, Inc. (A2)
             7.25% due 03/15/31.................     1,708
   1,000    Lockheed Martin Corp. (Baa3)
             8.20% due 12/01/09.................     1,084
                                                   -------
                                                     2,792
                                                   -------
            RETAIL -- 0.5%
     825    Stop & Shop Cos., Inc. (The) (Baa1)
             9.75% due 02/01/02.................       849
                                                   -------
            RUBBER & PLASTICS PRODUCTS -- 0.4%
     795    Goodyear Tire & Rubber Co. (The)
             (Baa3)
             7.00% due 03/15/28.................       599
                                                   -------
            SOFTWARE & SERVICES -- 1.3%
   2,150    Time Warner, Inc. (Baa1)
             7.57% due 02/01/24.................     2,142
                                                   -------
            TRANSPORTATION -- 2.4%
     200    Chrysler Corp. (A3)
             7.45% due 02/01/97.................       172
    @500    Fedex Corp. (Baa2)
             6.625% due 02/12/04................       506
     725    Ford Motor Co. (A2)
             7.45% due 07/16/31.................       706
     800    Rockwell International Corp. (A1)
             5.20% due 01/15/98.................       527
   1,500    Rockwell International Corp. (A1)
             6.70% due 01/15/28.................     1,339
    @350    Sequa Corp. (Ba2)
             8.875% due 04/01/08................       354
    @500    TTX Corp. (Baa1)
             5.309% due 03/15/02................       501
                                                   -------
                                                     4,105
                                                   -------
            UTILITIES -- 2.9%
     810    Browning-Ferris Industries, Inc.
             (Ba3)
             7.40% due 09/15/35.................       655
     250    Cleveland Electric Illuminating Co.
             (Aaa)
             7.13% due 07/01/07.................       254
     120    CMS Energy Corp. (Ba3)
             6.75% due 01/15/04.................       116
     100    CMS Energy Corp. (Ba3)
             7.50% due 01/15/09.................        93
     200    CMS Energy Corp. (Ba3)
             9.875% due 10/15/07................       212
     400    CMS Panhandle Holding Co. (Baa3)
             6.125% due 03/15/04................       392
  @1,000    Entergy Gulf States, Inc. (Baa3)
             6.303% due 06/02/03................     1,002

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------



PRINCIPAL                                          MARKET
 AMOUNT                                             VALUE
---------                                          -------
CORPORATE NOTES + -- (CONTINUED)
            UTILITIES -- (CONTINUED)
$  1,100    NiSource Finance Corp. (Baa2)
             7.875% due 11/15/10................   $ 1,164
     600    Pacific Gas & Electric Co. (A2)
             7.05% due 03/01/24.................       482
     250    Pacific Gas & Electric Co. (A2)
             7.25% due 03/01/26.................       199
     200    PacifiCorp. (A2)
             6.12% due 01/15/06.................       198
     125    Public Service Electric & Gas Co.
             (Aaa)
             7.00% due 09/01/24.................       113
                                                   -------
                                                     4,880
                                                   -------
            Total corporate notes (cost
             $65,247)...........................   $65,673
                                                   =======
FOREIGN/YANKEE BONDS & NOTES + -- 15.3%
            FOREIGN CORPORATIONS -- 10.9%
   1,150    Amoco Co. (Aa1)
             6.00% due 06/09/08.................   $ 1,139
   2,000    Bank of Tokyo-Mitsubishi Ltd. (A3)
             8.40% due 04/15/10.................     2,131
   1,230    British Sky Broadcasting Group PLC
             (Ba1)
             8.20% due 07/15/09.................     1,215
   1,500    British Telecommunications PLC (A2)
             8.625% due 12/15/30................     1,585
   1,900    Deutsche Telekom International
             Finance AG (A2)
             8.25% due 06/15/30.................     1,860
     550    Enterprise Oil PLC (Baa1)
             6.50% due 05/01/05.................       550
     800    Enterprise Oil PLC (Baa1)
             6.70% due 09/15/07.................       792
    @800    France Telecom S.A. (A3)
             8.50% due 03/01/31.................       824
     100    Gulf Canada Resources Ltd. (Aa1)
             8.25% due 03/15/17.................       105
     200    Gulf Canada Resources Ltd.
             8.375% due 11/15/05................       214
     300    Inter-American Development Bank
             (Aaa)
             8.50% due 05/01/01.................       300
     700    Inter-American Development Bank
             (Aaa)
             8.875% due 06/01/09................       832
     400    Koninkliijke (Royal) KPN N.V. (Aa1)
             8.00% due 10/01/10.................       389
   1,550    Koninkliijke (Royal) KPN N.V. (Aa1)
             8.375% due 10/01/30................     1,442
   1,400    Koninkliijke (Royal) Phillips
             Electronic N.V. (A3) 7.75% due
             05/15/25...........................     1,418
   2,225    Marconi PLC (A3)
             8.375% due 09/15/30................     2,007
     400    Placer Dome, Inc. (Baa2)
             7.125% due 05/15/03................       404
     600    Placer Dome, Inc. (Baa2)
             7.125% due 06/15/07................       578
     200    Rogers Cablesystems, Inc. (Baa3)
             10.125% due 09/01/12...............       212

PRINCIPAL                                          MARKET
 AMOUNT                                             VALUE
---------                                          -------
            FOREIGN CORPORATIONS -- (CONTINUED)
$    420    Shaw Communications, Inc.
             8.25% due 04/11/10.................   $   438
     250    Southern Investments UK PLC (Baa1)
             6.80% due 12/01/06.................       242
                                                   -------
                                                    18,677
                                                   -------
            FOREIGN GOVERNMENTS -- 4.4%
EUR2,950    Deutscheland Republic (Aaa)
             8.375% due 05/21/01................     2,619
 EUR 800    France O.A.T. (Aaa)
             7.50% due 07/25/01.................       709
 EUR 700    Italy BTPS (Aa3)
             4.50% due 07/01/01.................       620
   2,150    Province of Quebec (A2)
             5.50% due 04/11/06.................     2,115
EUR1,700    Republic of Italy (Aa3)
             3.00% due 06/15/02.................     1,479
                                                   -------
                                                     7,542
                                                   -------
            Total foreign/yankee bonds & notes
             (cost 25,701)......................   $26,219
                                                   =======

 SHARES
---------
PREFERRED STOCKS -- 0.2%
            ENERGY & SERVICES -- 0.2%
      11    Coastal Finance Corp. ..............   $   276
                                                   -------
            Total preferred stocks (cost
             $246)..............................   $   276
                                                   =======
PRINCIPAL
 AMOUNT
---------
U.S. TREASURIES & FEDERAL
AGENCIES -- 31.9%
            FEDERAL NATIONAL MORTGAGE
            ASSOCIATION -- 17.6%
$ 23,273    6.00 due 02/01/13-04/01/16..........   $23,110
   7,000    6.50 due 05/15/31...................     6,926
                                                   -------
                                                    30,036
                                                   -------
            U.S. TREASURY BONDS -- 2.8%
   1,000    5.75 due 10/31/02...................     1,022
   1,250    6.00 due 08/15/09...................     1,303
   1,000    6.125 due 08/15/07..................     1,053
     850    6.50 due 08/15/05...................       903
     420    11.875 due 11/15/03.................       492
                                                   -------
                                                     4,773
                                                   -------
            U.S. TREASURY INFLATION-INDEXED
            SECURITIES -- 3.5%
   5,818    3.625 due 07/15/02..................     5,929
                                                   -------
            U.S. TREASURY NOTES -- 8.0%
     500    5.25 due 05/15/04...................       509
     150    5.50 due 02/15/08...................       153
     500    5.625 due 05/15/08..................       512
  +2,400    5.75 due 11/15/05...................     2,483

 THE HARTFORD BOND INCOME STRATEGY FUND

 APRIL 30, 2001 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------



PRINCIPAL                                          MARKET
 AMOUNT                                             VALUE
---------                                          -------
U.S. TREASURIES & FEDERAL
AGENCIES -- (CONTINUED)
            U.S. TREASURY NOTES -- (CONTINUED)
$  2,570    5.875 due 11/15/04..................   $ 2,662
     500    6.00 due 09/30/02...................       512
   1,860    6.50 due 10/15/06...................     1,988
   2,200    6.75 due 05/15/05...................     2,352
  +2,350    7.875 due 11/15/04..................     2,585
                                                   -------
                                                    13,756
                                                   -------
            Total U.S. treasuries & federal
             agencies (cost $54,048)............   $54,494
                                                   =======
SHORT-TERM SECURITIES -- 14.7%
            REPURCHASE AGREEMENT -- 14.7%
  25,224    Joint Repurchase Agreement
             (See Note 2(f))
             4.52% due 05/01/01.................   $25,224
                                                   -------
            Total short-term securities
             (cost $25,224).....................   $25,224
                                                   =======

STATEMENT OF ASSETS AND LIABILITIES
ASSETS
Investment in securities, at value (total cost
  $172,661) -- see accompanying portfolio......   $173,367
Receivable for securities sold.................      4,960
Receivable for Fund shares sold................      4,682
Receivable for dividends and interest..........      2,433
Security lending collateral....................      4,740
Cash and other assets..........................         12
                                                  --------
Total assets...................................   $190,194
                                                  ========
LIABILITIES
Payable for securities purchased...............   $ 13,263
Payable for Fund shares redeemed...............      1,131
Security lending collateral payable to
  brokers......................................      4,740
Other Liabilities..............................         14
                                                  --------
Total liabilities..............................     19,148
                                                  --------
Net assets.....................................   $171,046
                                                  ========

                                                   MARKET
                                                   VALUE
                                                  --------
SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value $0.001 per share;
  300,000 shares authorized; 13,002 shares
  outstanding..................................   $     16
Paid-in surplus................................    171,275
Distribution in excess of net investment
  income.......................................         (2)
Accumulated net realized loss on investments...       (943)
Unrealized appreciation of investments.........        706
Unrealized depreciation of other assets and
  liabilities in foreign currency..............         (6)
                                                  --------
Net assets.....................................   $171,046
                                                  ========

Class A
  Net asset value per share ($68,844 / 6,533 shares
    outstanding) (125,000 shares authorized).......  $10.54
                                                     ======
  Maximum offering price per share ($10.54 /
    95.5%).........................................  $11.03
                                                     ======
Class B
  Net asset value and maximum offering price per
    share ($32,371 / 3,084 shares outstanding)
    (75,000 shares authorized).....................  $10.50
                                                     ======
Class C
  Net asset value per share ($35,657 / 3,385 shares
    outstanding) (50,000 shares authorized)........  $10.53
                                                     ======
  Maximum offering price per share ($10.53 /
    99.0%).........................................  $10.64
                                                     ======
Class Y
  Net asset value and maximum offering price per
    share ($34,174 / 3,217 shares outstanding)
    (50,000 shares authorized).....................  $10.62
                                                     ======

+ The ratings associated with the corresponding bond holdings were obtained from Moody's as of April 30, 2001.

@ Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2001, the market value of these securities amounted to $11,000 or 6.4% of net assets.

 ++ All or a portion of this security was on loan as of April 30, 2001
    (See Note 2(d)).

The accompanying notes are an integral part of this financial statement.

 THE HARTFORD MONEY MARKET FUND

 STATEMENT OF NET ASSETS
 APRIL 30, 2001 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                            MARKET
 AMOUNT                                              VALUE
---------                                           --------
COMMERCIAL PAPER -- 71.2%
 $   500    7-Eleven
             4.86% due 06/21/01..................   $    497
     500    7-Eleven
             4.93% due 06/04/01..................        498
   2,000    7-Eleven
             4.94% due 06/12/01..................      1,988
   2,500    American Express Credit Corp.
             4.74% due 05/08/01..................      2,498
     500    American Honda Finance Corp.
             4.64% due 07/09/01..................        496
   1,000    American Honda Finance Corp.
             4.75% due 06/08/01..................        995
   1,000    Anheuser-Busch Cos., Inc.
             4.62% due 06/26/01..................        993
     500    Anheuser-Busch Cos., Inc.
             4.93% due 05/21/01..................        499
   2,000    Anheuser-Busch Cos., Inc.
             6.38% due 05/22/01..................      1,993
   2,500    BankAmerica Corp.
             4.49% due 08/07/01..................      2,469
   2,000    Bemis Co., Inc.
             4.37% due 05/30/01..................      1,993
   2,000    Bradford & Bingley Building PLC
             4.22% due 07/23/01..................      1,981
   1,000    Bradford & Bingley Building PLC
             4.73% due 06/11/01..................        995
     500    Campbell Soup Co.
             4.75% due 06/05/01..................        498
     500    Campbell Soup Co.
             6.01% due 06/13/01..................        496
   2,000    Campbell Soup Co.
             6.285% due 06/11/01.................      1,986
     500    Cargill, Inc.
             5.32% due 05/17/01..................        499
   1,000    Caterpillar Financial Services, Inc.
             4.77% due 05/29/01..................        996
   3,000    Coca-Cola Co.
             4.17% due 07/23/01..................      2,971
     500    Coca-Cola Co.
             4.72% due 06/04/01..................        498
   2,500    Colgate-Palmolive Co.
             4.66% due 06/20/01..................      2,484
   1,500    Dow Chemical Co. (The)
             4.22% due 07/06/01..................      1,488
   1,000    du Pont (E.I.) de Nemours & Co.
             4.65% due 06/20/01..................        994
   2,500    du Pont (E.I.) de Nemours & Co.
             4.95% due 05/07/01..................      2,498
   2,000    Eastman Kodak Co.
             5.25% due 05/18/01..................      1,995
     500    Electronic Data Systems Corp.
             4.68% due 06/25/01..................        496
   2,500    Electronic Data Systems Corp.
             4.95% due 05/02/01..................      2,500
     496    Emerson Electric Co.
             4.76% due 05/30/01..................        494

PRINCIPAL                                            MARKET
 AMOUNT                                              VALUE
---------                                           --------
 $ 2,000    Federal National Mortgage Association
             4.86% due 08/09/01..................   $  1,973
   2,500    Ford Motor Credit Co.
             5.36% due 05/18/01..................      2,494
     500    General Electric Capital Corp.
             4.69% due 06/25/01..................        496
   1,600    General Electric Capital Corp.
             4.70% due 06/06/01..................      1,592
   1,400    General Electric Capital Corp.
             4.82% due 05/08/01..................      1,399
   3,500    Gillette Co.
             4.63% due 07/16/01..................      3,466
     500    Goldman Sachs Group, Inc. (The)
             4.62% due 07/10/01..................        496
   3,000    Halifax PLC
             4.67% due 06/19/01..................      2,981
     500    Heinz (H.J.) Co.
             4.82% due 05/14/01..................        499
     500    Heinz (H.J.) Co.
             4.95% due 05/07/01..................        500
   2,000    Heinz (H.J.) Co.
             5.00% due 05/03/01..................      1,999
   2,000    Hewlett-Packard Co.
             4.18% due 07/31/01..................      1,979
     500    Hewlett-Packard Co.
             4.53% due 07/05/01..................        496
     500    Hewlett-Packard Co.
             4.70% due 05/23/01..................        499
   3,500    International Business Machines Corp.
             4.19% due 07/18/01..................      3,468
   1,500    International Lease Financing Corp.
             4.19% due 07/23/01..................      1,486
   3,000    KFW International Finance, Inc.
             4.25% due 06/25/01..................      2,981
     500    KFW International Finance, Inc.
             4.78% due 05/30/01..................        498
   2,000    Merrill Lynch & Co., Inc.
             4.71% due 06/06/01..................      1,991
   2,500    Monsanto Co.
             5.14% due 06/12/01..................      2,485
     500    Morgan Stanley Dean Witter & Co.
             4.60% due 07/09/01..................        496
     500    Morgan Stanley Dean Witter & Co.
             4.80% due 05/29/01..................        498
   2,000    Nationwide Building Society
             4.57% due 07/09/01..................      1,982
   1,000    Nationwide Building Society
             4.67% due 06/12/01..................        995
   3,500    Province of Quebec
             4.72% due 06/27/01..................      3,474
   2,000    Salomon Smith Barney
             4.95% due 05/07/01..................      1,998
     695    Sherwin-Williams Co. (The)
             4.82% due 05/07/01..................        694
   3,000    Stanley Works
             4.71% due 06/05/01..................      2,986
   2,000    Svenska Handelsbanken, Inc.
             4.60% due 09/17/01..................      1,964

 THE HARTFORD MONEY MARKET FUND

 APRIL 30, 2001 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------



PRINCIPAL                                            MARKET
 AMOUNT                                              VALUE
---------                                           --------
COMMERCIAL PAPER -- (CONTINUED)
 $   500    Swedbank
             4.55% due 08/06/01..................   $    494
     700    Swedbank
             4.80% due 08/23/01..................        689
   2,000    Textron, Inc.
             4.93% due 05/10/01..................      1,998
   2,500    Toronto-Dominion Holdings Corp.
             4.54% due 07/10/01..................      2,478
     500    Toronto-Dominion Holdings Corp.
             5.30% due 07/17/01..................        494
   1,500    Toyota Motor Credit Corp.
             4.66% due 06/04/01..................      1,493
   2,000    Toyota Motor Credit Corp.
             4.78% due 05/01/01..................      2,000
     500    UBS Finance (Delaware), Inc.
             4.65% due 07/16/01..................        495
     500    UBS Finance (Delaware), Inc.
             4.72% due 06/13/01..................        497
   2,500    UBS Finance (Delaware), Inc.
             5.29% due 05/22/01..................      2,492
     500    Verizon Global
             4.80% due 05/30/01..................        498
   2,500    Verizon Global
             4.96% due 05/16/01..................      2,495
     500    Walt Disney Co.
             4.65% due 08/07/01..................        494
   2,500    Walt Disney Co.
             6.02% due 05/30/01..................      2,488
   1,000    Washington Post Co.
             4.54% due 07/09/01..................        991
   2,000    Washington Post Co.
             4.62% due 07/16/01..................      1,980
                                                    --------
                                                     111,696
                                                    --------
            Total commercial paper...............   $111,696
                                                    ========
CORPORATE NOTES -- 25.8%
  @2,000    American Honda Finance Corp.
             5.39% due 02/08/02..................   $  2,000
   2,000    Australia and New Zealand Banking
             Group
             5.04% due 12/13/01..................      2,001
   1,000    Bank One Corp.
             4.903% due 01/07/02.................      1,001
   1,500    Bank One Corp.
             5.06% due 12/20/01..................      1,502
   1,000    BankAmerica Corp.
             5.558% due 02/11/02.................      1,001
  @1,000    Cargill, Inc.
             4.51% due 01/22/02..................      1,001
  @1,000    Cargill, Inc.
             4.90% due 01/14/02..................      1,001

PRINCIPAL                                            MARKET
 AMOUNT                                              VALUE
---------                                           --------
 $ 2,000    Caterpillar Financial Services, Inc.
             5.314% due 02/28/02.................   $  2,003
   2,000    Chase Manhattan Corp.
             4.53% due 04/23/02..................      2,000
   1,000    Citicorp
             5.733% due 02/21/02.................      1,003
   2,000    Deere (John) Capital Corp.
             4.71% due 01/14/02..................      1,999
   2,000    First Union National Bank
             5.395% due 11/21/01.................      2,000
   1,500    Fleet National Bank
             5.173% due 03/06/02.................      1,501
   1,000    Fleet National Bank
             5.65% due 02/01/02..................      1,001
     500    Ford Motor Credit Co.
             5.125% due 10/15/01.................        500
   2,000    General Motors Acceptance Corp.
             4.86% due 01/15/02..................      2,001
     500    General Motors Acceptance Corp.
             5.16% due 12/10/01..................        500
   1,000    Goldman Sachs Group, Inc. (The)
             4.94% due 03/21/02..................      1,000
   2,000    Goldman Sachs Group, Inc. (The)
             5.08% due 12/27/01..................      2,004
   1,000    Key Bank N.A.
             4.71% due 10/26/01..................      1,002
   2,000    Key Bank N.A.
             5.285% due 05/25/01.................      2,000
   1,000    Merrill Lynch & Co., Inc.
             4.39% due 01/28/02..................      1,001
   1,000    Morgan (J.P.) Chase & Co., Inc.
             4.54% due 01/28/02..................      1,002
   2,500    Morgan Stanley Dean Witter & Co.
             5.123% due 12/17/01.................      2,503
   2,500    PNC Financial Services Group
             4.48% due 01/24/02..................      2,503
  @2,500    Unilever Capital Corp.
             6.649% due 09/07/01.................      2,501
   1,000    Wells Fargo & Co.
             5.71% due 04/26/02..................      1,002
                                                    --------
                                                      40,533
                                                    --------
            Total corporate notes................   $ 40,533
                                                    ========
REPURCHASE AGREEMENT -- 1.8%
   2,828    Joint Repurchase Agreement
             (See Note 2(f))
             4.52% due 05/01/01..................   $  2,828
                                                    --------
            Total repurchase agreement...........   $  2,828
                                                    ========

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------



                                                    MARKET
                                                    VALUE
                                                   --------
DIVERSIFICATION OF NET ASSETS:
Total commercial paper (cost
  $111,693).............................    71.2%  $111,696
Total corporate notes (cost $40,536)....    25.8     40,533
Total repurchase agreement (cost
  $2,828)...............................     1.8      2,828
                                           -----   --------
Total investment in securities
  (total cost $155,057).................    98.8    155,057
Cash, receivables and other assets......     3.1      4,854
Payable for Fund shares redeemed........    (1.6)    (2,569)
Payable for dividends...................    (0.3)      (457)
                                           -----   --------
Net assets..............................   100.0%  $156,885
                                           =====   ========

                                                   MARKET
                                                   VALUE
                                                  --------
SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value $0.001 per share;
  800,000 shares authorized; 156,885 shares
  outstanding..................................   $    157
Paid-in surplus................................    156,728
                                                  --------
Net assets.....................................   $156,885
                                                  ========

Class A
  Shares of benefical interest outstanding, $0.001
    par value 400,000 shares authorized
    (Net assets $63,074)...........................  63,074
                                                     ======
  Net asset value and maximum offering price per
    share..........................................   $1.00
                                                     ======
Class B
  Shares of benefical interest outstanding, $0.001
    par value 200,000 shares authorized (Net assets
    $29,195).......................................  29,195
                                                     ======
  Net asset value and maximum offering price per
    share..........................................   $1.00
                                                     ======
Class C
  Shares of benefical interest outstanding, $0.001
    par value 100,000 shares authorized (Net assets
    $44,478).......................................  44,478
                                                     ======
  Net asset value and offering price per share.....   $1.00
                                                     ======
  Maximum offering price per share
    ($1.00 / 99.0%)................................   $1.01
                                                     ======
Class Y
  Shares of benefical interest outstanding, $0.001
    par value 100,000 shares authorized
    (Net assets $20,138)...........................  20,138
                                                     ======
  Net asset value and maximum offering price per
    share..........................................   $1.00
                                                     ======

@ Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2001, the market value of these securities amounted to $6,503 or 4.1% of net assets.

 THE HARTFORD MUTUAL FUNDS, INC.
 STATEMENT OF OPERATIONS
 FOR THE SIX MONTHS ENDED APRIL 30, 2001 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                         THE HARTFORD
                                         THE HARTFORD       GLOBAL      THE HARTFORD   THE HARTFORD   THE HARTFORD   THE HARTFORD
                                            GLOBAL        FINANCIAL        GLOBAL         GLOBAL         SMALL         CAPITAL
                                        COMMUNICATIONS     SERVICES        HEALTH       TECHNOLOGY      COMPANY      APPRECIATION
                                             FUND            FUND           FUND           FUND           FUND           FUND
                                        --------------   ------------   ------------   ------------   ------------   ------------
INVESTMENT INCOME:
  Dividends...........................     $    30           $ 93         $   605        $     24       $    580       $11,228
  Interest............................          21             16             149             116            839         1,105
  Securities lending..................          --             --              17              47             41           307
  Less: Foreign tax withheld..........          (2)            (8)            (30)             --             (1)          (69)
                                           -------           ----         -------        --------       --------       -------
    Total investment income (loss),
      net.............................          49            101             741             187          1,459        12,571
                                           -------           ----         -------        --------       --------       -------
EXPENSES:
  Investment advisory fees............          37             51             633             369          1,328         9,635
  Transfer agent fees.................          11             14             100              78            335         2,483
  Distribution fees
    Class A...........................           9             13             110              57            253         2,390
    Class B...........................           4              5             138              72            311         4,159
    Class C...........................           4              5             166             104            331         2,635
  Custodian fees, gross...............           1              5              10              15             14           120
  Custodian fees expense offset.......          --             (5)             --              (4)            (8)          (27)
  Accounting services.................           1              1              12               7             28           259
  Registration and filing fees........           2              2              22              12             36           376
  Board of Directors fees.............          --             --              --              --              1             6
  Other expenses......................           1              1              14               8             30           284
                                           -------           ----         -------        --------       --------       -------
    Total expenses, (before
      reimbursements and waivers).....          70             92           1,205             718          2,659        22,320
  Expense reimbursements..............          --             --              --              --             --            --
  Class A distribution fees waived....          (1)            (2)            (16)             (8)           (36)         (341)
                                           -------           ----         -------        --------       --------       -------
  Total expenses, net.................          69             90           1,189             710          2,623        21,979
                                           -------           ----         -------        --------       --------       -------
  Net investment income (loss)........         (20)            11            (448)           (523)        (1,164)       (9,408)
                                           -------           ----         -------        --------       --------       -------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on
    investments.......................      (1,526)           (94)          3,180         (27,279)       (60,461)        5,078
  Net realized gain (loss) on forward
    foreign currency contracts........         (17)           (10)            (14)             14            (17)        4,963
  Net realized gain (loss) on option
    contracts.........................          --             --              --              --             --            --
  Net realized gain (loss) on futures
    contracts.........................          --             --              --              --             --            --
  Net realized gain (loss) on foreign
    currency transactions.............          22            (18)              4              (4)            26          (373)
  Net unrealized appreciation
    (depreciation) of investments.....      (1,573)           430          (4,873)         (2,825)        (1,614)       41,278
  Net unrealized appreciation
    (depreciation) of future
    contracts.........................          --             --              --              --            303            --
  Net unrealized appreciation
    (depreciation) of foreign forward
    currency contracts................          --             --              (2)             --             --           (14)
  Net unrealized appreciation
    (depreciation) on translation of
    other assets and liabilities in
    foreign currencies................           1             --               6              --             --            27
                                           -------           ----         -------        --------       --------       -------
  Net realized and unrealized gain
    (loss) on investments.............      (3,093)           308          (1,699)        (30,094)       (61,763)       50,959
                                           -------           ----         -------        --------       --------       -------
  Net increase (decrease) in net
    assets resulting from
    operations........................     $(3,113)          $319         $(2,147)       $(30,617)      $(62,927)      $41,551
                                           =======           ====         =======        ========       ========       =======

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




                         THE HARTFORD    THE HARTFORD                  THE HARTFORD   THE HARTFORD
          THE HARTFORD   INTERNATIONAL      GLOBAL      THE HARTFORD      GROWTH        DIVIDEND     THE HARTFORD   THE HARTFORD
             MIDCAP      OPPORTUNITIES     LEADERS         STOCK        AND INCOME     AND GROWTH      ADVISERS      HIGH YIELD
              FUND           FUND            FUND           FUND           FUND           FUND           FUND           FUND
          ------------   -------------   ------------   ------------   ------------   ------------   ------------   ------------
            $  2,457       $  1,310        $  3,107      $  11,486       $  1,783       $ 5,910       $   6,809        $   33
               1,861            393             879          2,263            269           657          26,852         2,734
                 180             35              72             99             18            27             337             1
                 (25)          (142)           (216)            (2)            --           (19)             (1)           (6)
            --------       --------        --------      ---------       --------       -------       ---------        ------
               4,473          1,596           3,842         13,846          2,070         6,575          33,997         2,762
            --------       --------        --------      ---------       --------       -------       ---------        ------
               4,020            675           2,040          7,366          1,269         2,056           6,703           204
                 743            158             454          2,089            272           461           1,863            39
                 859            154             456          1,850            369           583           1,641            48
               1,076            121             370          2,733            210           620           3,131            50
               1,221            126             679          2,398            321           376           2,204            69
                  10             82             117              4             10             1              32             3
                  (9)            (1)            (20)            (1)            --            (1)             (5)           (3)
                  93             15              44            194             29            51             190             5
                 167             20              60            260             45            84             262            10
                   2             --               1              5              1             1               5            --
                 104             16              47            206             33            57             205             6
            --------       --------        --------      ---------       --------       -------       ---------        ------
               8,286          1,366           4,248         17,104          2,559         4,289          16,231           431
                  --             --              --             --             --            --              --            --
                (123)           (22)            (65)          (264)           (53)          (83)           (234)           (7)
            --------       --------        --------      ---------       --------       -------       ---------        ------
               8,163          1,344           4,183         16,840          2,506         4,206          15,997           424
            --------       --------        --------      ---------       --------       -------       ---------        ------
              (3,690)           252            (341)        (2,994)          (436)        2,369          18,000         2,338
            --------       --------        --------      ---------       --------       -------       ---------        ------
             (36,256)       (17,077)        (80,599)       (19,750)       (15,249)       (1,652)         (4,091)         (260)
                  --             41             (28)            --             --            --              --           (12)
                  --             --              --             --            111            48              --            --
                  --             --              --             --         (1,538)           --              --            --
                  --           (451)            (83)            --             --            (2)             --            26
             (40,229)         4,751          23,044       (208,370)        (7,961)       14,089         (98,529)         (648)
                  --             --              --             --            (48)           --              --            --
                  --             34             (42)            --             --            --              --            --
                  --             (9)              6             --             --            --              --            (4)
            --------       --------        --------      ---------       --------       -------       ---------        ------
             (76,485)       (12,711)        (57,702)      (228,120)       (24,685)       12,483        (102,620)         (898)
            --------       --------        --------      ---------       --------       -------       ---------        ------
            $(80,175)      $(12,459)       $(58,043)     $(231,114)      $(25,121)      $14,852       $ (84,620)       $1,440
            ========       ========        ========      =========       ========       =======       =========        ======

           THE HARTFORD   THE HARTFORD
           BOND INCOME       MONEY
             STRATEGY        MARKET
               FUND           FUND
           ------------   ------------
              $   10         $   --
               4,239          3,450
                  12             --
                  --             --
              ------         ------
               4,261          3,450
              ------         ------
                 432            289
                  82            116
                  89             96
                 129             96
                 120            118
                   5              2
                  (3)            (2)
                  12             11
                  25             24
                  --             --
                  15             13
              ------         ------
                 906            763
                  --            (61)
                 (13)           (14)
              ------         ------
                 893            688
              ------         ------
               3,368          2,762
              ------         ------
               3,204              2
                 (32)            --
                  --             --
                  27             --
                (109)            --
               1,179             --
                 (33)            --
                  --             --
                  19             --
              ------         ------
               4,255              2
              ------         ------
              $7,623         $2,764
              ======         ======

 THE HARTFORD MUTUAL FUNDS, INC.
 STATEMENT OF CHANGES IN NET ASSETS
 FOR THE SIX MONTHS ENDED APRIL 30, 2001 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                         THE HARTFORD
                                         THE HARTFORD       GLOBAL      THE HARTFORD   THE HARTFORD   THE HARTFORD   THE HARTFORD
                                            GLOBAL        FINANCIAL        GLOBAL         GLOBAL         SMALL         CAPITAL
                                        COMMUNICATIONS     SERVICES        HEALTH       TECHNOLOGY      COMPANY      APPRECIATION
                                             FUND            FUND           FUND           FUND           FUND           FUND
                                        --------------   ------------   ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income (loss)........     $   (20)        $    11        $   (448)      $   (523)      $ (1,164)     $   (9,408)
  Net realized gain (loss) on
    investments.......................      (1,521)           (122)          3,170        (27,269)       (60,452)          9,668
  Net unrealized appreciation
    (depreciation) of investments.....      (1,572)            430          (4,869)        (2,825)        (1,311)         41,291
                                           -------         -------        --------       --------       --------      ----------
  Net increase (decrease) in net
    assets resulting from
    operations........................      (3,113)            319          (2,147)       (30,617)       (62,927)         41,551
                                           -------         -------        --------       --------       --------      ----------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A...........................          --              --              --             --             --              --
    Class B...........................          --              --              --             --             --              --
    Class C...........................          --              --              --             --             --              --
    Class Y...........................          --              --              --             --             --              --
  From net realized gain on
    investments
    Class A...........................          --              --          (1,849)          (331)        (5,378)       (156,270)
    Class B...........................          --              --            (856)          (154)        (2,421)       (102,090)
    Class C...........................          --              --          (1,109)          (213)        (2,610)        (61,122)
    Class Y...........................          --              --            (108)           (49)        (1,469)        (10,512)
                                           -------         -------        --------       --------       --------      ----------
    Total distributions...............          --              --          (3,922)          (747)       (11,878)       (329,994)
                                           -------         -------        --------       --------       --------      ----------
CAPITAL SHARE TRANSACTIONS:
    Class A...........................         542           1,183          33,670         13,885         13,717         396,763
    Class B...........................         260             412          14,385          5,105          4,712         194,992
    Class C...........................         134             355          12,425          8,801          3,352         182,736
    Class Y...........................          --              --             907          3,633          2,302          13,434
                                           -------         -------        --------       --------       --------      ----------
  Net increase (decrease) from capital
    share transactions................         936           1,950          61,387         31,424         24,083         787,925
                                           -------         -------        --------       --------       --------      ----------
  Net increase (decrease) in net
    assets............................      (2,177)          2,269          55,318             60        (50,722)        499,482
NET ASSETS:
  Beginning of period.................      10,002*         10,002*         94,828         75,209        359,145       2,720,199
                                           -------         -------        --------       --------       --------      ----------
  End of period.......................     $ 7,825         $12,271        $150,146       $ 75,269       $308,423      $3,219,681
                                           =======         =======        ========       ========       ========      ==========
Accumulated undistributed net
  investment income (Distribution in
  excess of net investment income)....     $   (18)        $    13        $   (448)      $   (523)      $ (1,164)     $   (9,408)
                                           =======         =======        ========       ========       ========      ==========

* These amounts represent seed money deposited in The Hartford Global Communications Fund and The Hartford Global Financial Services Fund on October 31, 2000.

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------





                         THE HARTFORD    THE HARTFORD                  THE HARTFORD   THE HARTFORD
          THE HARTFORD   INTERNATIONAL      GLOBAL      THE HARTFORD      GROWTH        DIVIDEND     THE HARTFORD   THE HARTFORD
             MIDCAP      OPPORTUNITIES     LEADERS         STOCK        AND INCOME     AND GROWTH      ADVISERS      HIGH YIELD
              FUND           FUND            FUND           FUND           FUND           FUND           FUND           FUND
          ------------   -------------   ------------   ------------   ------------   ------------   ------------   ------------
           $   (3,690)     $    252        $   (341)     $   (2,994)     $   (436)      $  2,369      $   18,000      $ 2,338
              (36,256)      (17,487)        (80,710)        (19,750)      (16,676)        (1,606)         (4,091)        (246)
              (40,229)        4,776          23,008        (208,370)       (8,009)        14,089         (98,529)        (652)
           ----------      --------        --------      ----------      --------       --------      ----------      -------
              (80,175)      (12,459)        (58,043)       (231,114)      (25,121)        14,852         (84,620)       1,440
           ----------      --------        --------      ----------      --------       --------      ----------      -------
                   --            --              --              --            --         (1,906)         (9,681)      (1,195)
                   --            --              --              --            --           (268)         (4,286)        (420)
                   --            --              --              --            --           (190)         (2,995)        (575)
                   --            --              --              --            --           (166)           (717)        (152)
              (36,770)       (4,068)         (2,305)        (48,501)       (7,583)       (12,819)        (33,510)          --
              (16,518)       (1,223)           (711)        (27,077)       (1,607)        (5,208)        (23,894)          --
              (19,207)       (1,266)         (1,343)        (23,073)       (2,474)        (2,777)        (16,207)          --
               (5,354)       (1,015)            (92)         (1,410)          (19)          (961)         (2,394)          --
           ----------      --------        --------      ----------      --------       --------      ----------      -------
              (77,849)       (7,572)         (4,451)       (100,061)      (11,683)       (24,295)        (93,684)      (2,342)
           ----------      --------        --------      ----------      --------       --------      ----------      -------
              239,984        12,945          53,451         207,869        67,515        121,016         207,327       11,071
              109,935         1,059           9,218          62,701        10,591         23,321          72,969        6,175
              109,980           735           5,145          77,833        13,277         34,806          73,971       10,404
                7,659           806             289           3,618            48          4,442           3,225        1,001
           ----------      --------        --------      ----------      --------       --------      ----------      -------
              467,558        15,545          68,103         352,021        91,431        183,585         357,492       28,651
           ----------      --------        --------      ----------      --------       --------      ----------      -------
              309,534        (4,486)          5,609          20,846        54,627        174,142         179,188       27,749
              891,824       164,547         484,211       2,171,491       302,442        499,783       2,022,944       43,632
           ----------      --------        --------      ----------      --------       --------      ----------      -------
           $1,201,358      $160,061        $489,820      $2,192,337      $357,069       $673,925      $2,202,132      $71,381
           ==========      ========        ========      ==========      ========       ========      ==========      =======
           $   (3,690)     $    201        $   (450)     $   (2,994)     $   (574)      $    202      $    3,365      $    62
           ==========      ========        ========      ==========      ========       ========      ==========      =======

           THE HARTFORD
               BOND       THE HARTFORD
              INCOME         MONEY
             STRATEGY        MARKET
               FUND           FUND
           ------------   ------------
             $  3,368       $  2,762
                3,090              2
                1,165             --
             --------       --------
                7,623          2,764
             --------       --------
               (1,379)        (1,376)
                 (608)          (409)
                 (583)          (485)
                 (919)          (494)
                   --             --
                   --             --
                   --             --
                   --             --
             --------       --------
               (3,489)        (2,764)
             --------       --------
               30,016         19,177
                9,355         14,221
               18,202         37,636
                2,632          1,813
             --------       --------
               60,205         72,847
             --------       --------
               64,339         72,847
              106,707         84,038
             --------       --------
             $171,046       $156,885
             ========       ========
             $     (2)      $     --
             ========       ========

 THE HARTFORD MUTUAL FUNDS, INC.
 STATEMENT OF CHANGES IN NET ASSETS
 FOR THE PERIOD ENDED OCTOBER 31, 2000*
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 THE HARTFORD                     THE HARTFORD
                                                 THE HARTFORD       GLOBAL      THE HARTFORD         CAPITAL
                                                 GLOBAL HEALTH    TECHNOLOGY    SMALL COMPANY     APPRECIATION      THE HARTFORD
                                                     FUND*          FUND*           FUND              FUND          MIDCAP FUND
                                                 -------------   ------------   -------------   -----------------   ------------
OPERATIONS:
  Net investment income (loss).................     $  (161)       $   (438)      $ (2,610)        $  (14,127)        $ (4,566)
  Net realized gain (loss) on investments......       3,860             142          8,658            348,049           77,050
  Net unrealized appreciation (depreciation) of
    investments................................      11,136          (9,818)       (42,407)          (152,996)          42,958
                                                    -------        --------       --------         ----------         --------
  Net increase (decrease) in net assets
    resulting from operations..................      14,835         (10,114)       (36,359)           180,926          115,442
                                                    -------        --------       --------         ----------         --------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A....................................          --              --             --                 --               --
    Class B....................................          --              --             --                 --               --
    Class C....................................          --              --             --                 --               --
    Class Y....................................          --              --             --                 --               --
  From net realized gain on investments
    Class A....................................          --              --         (7,133)           (55,488)          (8,249)
    Class B....................................          --              --         (3,189)           (37,768)          (3,683)
    Class C....................................          --              --         (3,275)           (20,538)          (4,227)
    Class Y....................................          --              --         (2,104)            (3,920)          (1,322)
                                                    -------        --------       --------         ----------         --------
    Total distributions........................          --              --        (15,701)          (117,714)         (17,481)
                                                    -------        --------       --------         ----------         --------
CAPITAL SHARE TRANSACTIONS:
    Class A....................................      37,134          37,616         77,944            476,289          259,600
    Class B....................................      17,878          17,997         28,894            236,605          115,438
    Class C....................................      23,007          24,469         51,080            299,735          147,319
    Class Y....................................       1,974           5,241         13,162             21,346           36,703
                                                    -------        --------       --------         ----------         --------
  Net increase (decrease) from capital share
    transactions...............................      79,993          85,323        171,080          1,033,975          559,060
                                                    -------        --------       --------         ----------         --------
  Net increase (decrease) in net assets........      94,828          75,209        119,020          1,097,187          657,021
NET ASSETS:
  Beginning of period..........................          --              --        240,125          1,623,012          234,803
                                                    -------        --------       --------         ----------         --------
  End of period................................     $94,828        $ 75,209       $359,145         $2,720,199         $891,824
                                                    =======        ========       ========         ==========         ========
  Accumulated undistributed net investment
    income (Distribution in excess of net
    investment income).........................     $    --        $     --       $     --         $       --         $     --
                                                    =======        ========       ========         ==========         ========

* Results are for the period January 1, 2000, through October 31, 2000, except for The Hartford Global Health Fund and The Hartford Global Technology Fund which are for the period May 1, 2000, through October 31, 2000.

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




          THE HARTFORD
          INTERNATIONAL    THE HARTFORD                   THE HARTFORD   THE HARTFORD                   THE HARTFORD
          OPPORTUNITIES   GLOBAL LEADERS   THE HARTFORD    GROWTH AND    DIVIDEND AND   THE HARTFORD     HIGH YIELD
              FUND             FUND         STOCK FUND    INCOME FUND    GROWTH FUND    ADVISERS FUND       FUND
          -------------   --------------   ------------   ------------   ------------   -------------   ------------
            $    637         $ (1,140)      $   (8,505)     $   (786)      $  3,031      $   21,168       $ 2,651
               6,230           (2,963)         110,546        11,870         20,189          75,977        (1,658)
             (33,208)         (29,134)        (110,409)      (10,974)         6,814         (57,430)       (1,270)
            --------         --------       ----------      --------       --------      ----------       -------
             (26,341)         (33,237)          (8,368)          110         30,034          39,715          (277)
            --------         --------       ----------      --------       --------      ----------       -------
                 (32)              --               --            --         (1,886)        (10,080)       (1,415)
                  (6)              --               --            --           (250)         (4,464)         (468)
                  (8)              --               --            --           (149)         (2,913)         (559)
                 (10)              --               --            --           (195)           (936)         (168)
                (306)          (1,002)          (8,436)       (1,200)        (1,160)         (7,469)           --
                 (96)            (329)          (4,942)         (278)          (517)         (5,679)           --
                 (96)            (619)          (3,998)         (432)          (249)         (3,636)           --
                 (84)             (40)            (286)           (4)           (96)           (605)           --
            --------         --------       ----------      --------       --------      ----------       -------
                (638)          (1,990)         (17,662)       (1,914)        (4,502)        (35,782)       (2,610)
            --------         --------       ----------      --------       --------      ----------       -------
              40,089          188,869          325,161       123,307         37,504         198,946         7,245
               7,583           56,939          124,764        21,060         (8,746)         75,441         1,039
              17,906          110,799          194,679        34,984         17,270         107,885         1,628
                 914            6,176            1,140            12         (2,293)         (3,499)          819
            --------         --------       ----------      --------       --------      ----------       -------
              66,492          362,783          645,744       179,363         43,735         378,773        10,731
            --------         --------       ----------      --------       --------      ----------       -------
              39,513          327,556          619,714       177,559         69,267         382,706         7,844
             125,034          156,655        1,551,777       124,883        430,516       1,640,238        35,788
            --------         --------       ----------      --------       --------      ----------       -------
            $164,547         $484,211       $2,171,491      $302,442       $499,783      $2,022,944       $43,632
            ========         ========       ==========      ========       ========      ==========       =======
            $    (51)        $   (109)      $       --      $   (138)      $    363      $    3,044       $    66
            ========         ========       ==========      ========       ========      ==========       =======


           THE HARTFORD    THE HARTFORD
            BOND INCOME       MONEY
           STRATEGY FUND   MARKET FUND
           -------------   ------------
             $  4,959        $ 3,467
               (2,043)            (1)
                3,892             --
             --------        -------
                6,808          3,466
             --------        -------
               (1,883)        (1,285)
                 (899)          (405)
                 (634)          (204)
               (1,424)          (528)
                   --           (595)
                   --           (213)
                   --           (118)
                   --           (119)
             --------        -------
               (4,840)        (3,467)
             --------        -------
              (20,657)          (766)
                  323        (10,787)
               (1,528)        (3,062)
                1,651          9,373
             --------        -------
              (20,211)        (5,242)
             --------        -------
              (18,243)        (5,243)
              124,950         89,281
             --------        -------
             $106,707        $84,038
             ========        =======
             $    119        $    --
             ========        =======

 THE HARTFORD MUTUAL FUNDS, INC.
 NOTES TO FINANCIAL STATEMENTS
 FOR THE SIX MONTHS ENDED APRIL 30, 2001
 (000'S OMITTED)
--------------------------------------------------------------------------------

1.   ORGANIZATION:

     The Hartford Mutual Funds, Inc. (the Company) is an open-end management investment company comprised of seventeen portfolios (each a "Fund" or together the "Funds"). The Funds included in these financial statements are The Hartford Global Communications Fund, The Hartford Global Financial Services Fund, The Hartford Global Health Fund, The Hartford Global Technology Fund, The Hartford Small Company Fund, The Hartford Capital Appreciation Fund, The Hartford MidCap Fund, The Hartford International Opportunities Fund, The Hartford Global Leaders Fund, The Hartford Stock Fund, The Hartford Growth and Income Fund, The Hartford Dividend and Growth Fund, The Hartford Advisers Fund, The Hartford High Yield Fund, The Hartford Bond Income Strategy Fund and The Hartford Money Market Fund. The Company was organized under the laws of the State of Maryland and was registered with the Securities and Exchange Commission (SEC) under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company, except for The Hartford Global Communications Fund, The Hartford Global Financial Services Fund, The Hartford Global Health Fund and The Hartford Global Technology Fund which are non-diversified.

     The Funds and their investment objectives are listed below:

    The Hartford Global Communications Fund             --   Seeks long-term capital appreciation by investing
      (Global Communications Fund)                           at least 80% of its total assets in the equity
                                                             securities of communications companies worldwide.

    The Hartford Global Financial Services Fund         --   Seeks long-term capital appreciation by investing
      (Global Financial Services Fund)                       at least 80% of its total assets in the equity
                                                             securities of financial services companies
                                                             worldwide.

    The Hartford Global Health Fund                     --   Seeks long-term capital appreciation by investing
      (Global Health Fund)                                   at least 80% of its total assets in the equity
                                                             securities of health care companies worldwide.

    The Hartford Global Technology Fund                 --   Seeks long-term capital appreciation by investing
      (Global Technology Fund)                               at least 80% of its total assets in the equity
                                                             securities of technology companies worldwide.

    The Hartford Small Company Fund                     --   Seeks growth of capital by investing primarily in
      (Small Company Fund)                                   stocks selected on the basis of potential for
                                                             capital appreciation and that are within the range
                                                             represented by the Russell 2000 Index.

    The Hartford Capital Appreciation Fund              --   Seeks growth of capital by investing primarily in
      (Capital Appreciation Fund)                            stocks selected on the basis of potential for
                                                             capital appreciation.

    The Hartford MidCap Fund                            --   Seeks to achieve long-term capital growth through
      (MidCap Fund)                                          capital appreciation by investing primarily in
                                                             equity securities.

    The Hartford International Opportunities Fund       --   Seeks growth of capital by investing primarily in
      (International Opportunities Fund)                     stocks issued by non-U.S. companies.

    The Hartford Global Leaders Fund                    --   Seeks growth of capital by investing primarily in
      (Global Leaders Fund)                                  stocks issued by companies worldwide.

    The Hartford Stock Fund                             --   Seeks long-term growth of capital, with income as a
      (Stock Fund)                                           secondary consideration, by investing primarily in
                                                             stocks.

    The Hartford Growth and Income Fund                 --   Seeks growth of capital and current income by
      (Growth and Income Fund)                               investing primarily in stocks with earnings growth
                                                             potential and steady or rising dividends.

    The Hartford Dividend and Growth Fund               --   Seeks a high level of current income consistent
      (Dividend and Growth Fund)                             with growth of capital by investing primarily in
                                                             stocks.

--------------------------------------------------------------------------------





The Hartford Advisers Fund                                 --
  (Advisers Fund)
The Hartford High Yield Fund                               --
  (High Yield Fund)
The Hartford Bond Income Strategy Fund                     --
  (Bond Income Strategy Fund)
The Hartford Money Market Fund                             --
  (Money Market Fund)

The Hartford Advisers Fund                                 Seeks maximum long-term total return by investing in common stocks
  (Advisers Fund)                                          and other equity securities, bonds and other debt securities and money market instruments.
The Hartford High Yield Fund                               Seeks high current income by investing in non-investment grade
  (High Yield Fund)                                        securities. Growth of capital is a secondary objective.
The Hartford Bond Income Strategy Fund                     Seeks a high level of current income, consistent with a competitive
  (Bond Income Strategy Fund)                              total return, as compared to bond funds with similar investment objectives and policies, by investing primarily in debt securities.
The Hartford Money Market Fund                             Seeks maximum current income consistent with liquidity and
  (Money Market Fund)                                      preservation of capital.

     Each Fund is divided into Class A, Class B, Class C and Class Y shares. Class A shares are sold with a front-end sales charge of up to 5.50%. Class B shares are sold with a contingent deferred sales charge which is assessed on the lesser of the net asset value of the shares at the time of redemption or the original purchase price, and declines from 5.00% to zero depending on the period of time the shares are held. Class C Shares are sold with a front-end sales charge of up to 1% and a contingent deferred sales charge of up to 1%. Class Y shares are sold to certain eligible institutional investors without a sales charge. All classes of shares have identical voting, redemption, dividend, liquidation and other rights and the same terms and conditions, except that each class may have different expenses, which may affect performance, and except that Class B shares automatically convert to Class A shares after 8 years.

2.   SIGNIFICANT ACCOUNTING POLICIES:

     The following is a summary of significant accounting policies of the Funds, which are in accordance with generally accepted accounting principles in the investment company industry:

     a) Security Transactions--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Security gains and losses are determined on the basis of identified cost.

     b) Security Valuation--Equity securities are valued at the last sales price reported on the principal securities exchange on which such securities are traded (domestic or foreign) or on the principal over-the-counter market on which such securities are traded, as of the close of business on the day the securities are being valued. If no sale took place on a particular day then such securities are valued at the mean between the bid and asked prices. The difference between cost and market value for debt and equity securities is recorded in the Statement of Operations and accumulated in shareholders equity.

         Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by an unaffiliated pricing service which determines valuations for normal institutional size trading units of debt securities. Mortgage securities are valued at the bid price. Short-term securities held in the Money Market Fund are valued at amortized cost or original cost plus accrued interest receivable, both of which approximate market value. In the remaining Funds, short-term investments with a maturity of 60 days or less when purchased are valued at amortized cost, which approximates market value. Short-term investments purchased with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity becomes less than 61 days. From such time until maturity, the investments are valued at amortized cost.

         Securities quoted in foreign currencies are translated into U.S. dollars at the exchange rates at the end of each business day. Options are valued at the last sales price. If no sale took place on such day, then options are valued at the mean between the bid and asked prices. Securities for which market quotations are not readily available and all other assets are valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. (See note 2 (g))

     c) Foreign Currency Transactions--The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates.

 THE HARTFORD MUTUAL FUNDS, INC.
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 FOR THE SIX MONTHS ENDED APRIL 30, 2001
 (000'S OMITTED)
--------------------------------------------------------------------------------





        Purchases and sales of investment securities, dividend and interest income and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

         The Funds do not isolate that portion of portfolio security valuation resulting from fluctuations in foreign currency exchange rates on portfolio securities from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

         Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

     d) Securities Lending--The Funds, except for the Money Market Fund, may lend their securities to certain qualified brokers who pay these Funds negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, these Funds may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. For the six months ended April 30, 2001, the market value of the securities loaned and the market value of the collateral were as follows:

                                    FUND                              VALUE OF SECURITIES LOANED   VALUE OF COLLATERAL
        ------------------------------------------------------------  --------------------------   -------------------
        Global Financial Services Fund..............................           $    146                 $    156

        Global Health Fund..........................................             16,969                   17,587

        Global Technology Fund......................................              5,518                    5,744

        Small Company Fund..........................................             51,376                   53,507

        Capital Appreciation Fund...................................            370,966                  385,756

        MidCap Fund.................................................            206,843                  214,182

        International Opportunities Fund............................             11,149                   11,678

        Global Leaders Fund.........................................             40,695                   42,634

        Stock Fund..................................................            101,482                  105,387

        Growth and Income Fund......................................             26,655                   27,486

        Dividend and Growth Fund....................................             64,006                   65,852

        Advisers Fund...............................................            374,540                  383,635

        Bond Income Strategy Fund...................................              4,622                    4,740

     e) Joint Trading Account--Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may transfer uninvested cash balances into a joint trading account managed by The Hartford Investment Management Company (HIMCO) or Wellington Management Company LLP (Wellington). These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

     f) Repurchase Agreements--A repurchase agreement is an agreement by which the seller of a security agrees to repurchase the security sold at a mutually agreed upon time and price. At the time the Funds enter into a repurchase agreement, the value of the underlying collateral security(ies), including accrued interest, will be equal to or exceed the value of the repurchase agreement. Securities which serve to collateralize the repurchase agreement are held by each Fund's custodian in book entry or physical form in the custodial account of the Fund. Repurchase agreements are valued at cost plus accrued interest receivable. All repurchase agreements are executed through the Fund's custodian, State Street Bank.

         The Global Communications Fund, the Global Financial Services Fund, the Global Health Fund, the Global Technology Fund, the Small Company Fund, the Capital Appreciation Fund, the MidCap Fund, the International Opportunities Fund, the Global Leaders Fund, the Stock Fund, the Growth and Income Fund, the Dividend and Growth Fund and the Advisers Fund together with other investment management companies having investment advisory agreements with Wellington have an interest in $2,234,546 joint repurchase agreement dated 04/30/01 with State Street Bank, 4.52% due 05/01/01. This joint repurchase agreement is collateralized by $1,568,649 U.S. Treasury Bonds 6.00% - 14.25% due 02/15/02 - 05/15/30,
         $111,140 U.S. Treasury Notes 5.625% - 7.875% due

--------------------------------------------------------------------------------





         01/03/02 - 11/15/04, $490,313 U.S. Treasury Bills 0.00% due
         06/07/01 - 10/25/01 and $109,104 U.S. Treasury Strips 0.00% due
         02/15/15. The maturity amounts are as follows:

                                                              MATURITY
                            FUND                               AMOUNT
------------------------------------------------------------  --------
Global Communications Fund..................................  $   700
Global Financial Services...................................      514
Global Health Fund..........................................    5,667
Global Technology Fund......................................    3,780
Small Company Fund..........................................   28,308
Capital Appreciation Fund...................................   99,463
MidCap Fund.................................................   73,475
International Opportunities Fund............................   20,623
Global Leaders Fund.........................................   39,476
Stock Fund..................................................   58,318
Growth and Income Fund......................................    5,596
Dividend and Growth Fund....................................   27,781
Advisers Fund...............................................   79,597

        The High Yield Fund, the Bond Income Strategy Fund and the Money Market Fund together with other investment management companies having investment advisory agreements with Wellington have an interest in $298,227 joint repurchase agreement dated 04/30/01 with State Street Bank, 4.52% due 05/01/01. This joint repurchase agreement is collateralized by $298,264 U.S. Treasury Bonds 3.875% - 6.25% due 08/15/20 - 05/15/30. The maturity amounts are as follows:

                                                             MATURITY
FUND                                                          AMOUNT
-----------------------------------------------------------  --------
High Yield Fund............................................  $ 4,429
Bond Income Strategy Fund..................................   25,227
Money Market Fund..........................................    2,828

     g) Futures, Options on Futures and Options Transactions--A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. When the Funds enter into such contracts, they are required to deposit with their custodian an amount of "initial margin" of cash, commercial paper or U.S. Treasury Bills. Subsequent payments, called maintenance margin, to and from the broker, are made on a daily basis as the price of the underlying security fluctuates, making the long and short positions in the futures contract more or less valuable (i.e., mark-to-market), which results in an unrealized gain or loss to the Funds. The market value of a traded futures contract is the last sale price. In the absence of a last sale price, the last offering price is used. In the absence of either of these prices, fair value is determined according to procedures established by the Funds' Board of Directors.

         At any time prior to expiration of the futures contract, the Funds may close the position by taking an opposite position, which would operate to terminate the position in the futures contract. A final determination of maintenance margin is then made, additional cash is required to be paid by or released to the Funds and the Funds realize a gain or loss.

         The use of futures contracts involve elements of market and counter party risk, which may exceed the amounts recognized in the Statements of Net Assets. Change in the value of the futures contracts may decrease the effectiveness of a Fund's strategies and potentially result in loss.

         The premium paid by a Fund for the purchase of a call or put option is included in the Fund's Statement of Net Assets as an investment and subsequently "marked-to-market" through net unrealized appreciation (depreciation) of options to reflect the current market value of the option as of the end of the reporting period. If a purchased option expires on its stipulated expiration date, the Fund realizes a loss in the amount of the cost of the option. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the

 THE HARTFORD MUTUAL FUNDS, INC.
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 FOR THE SIX MONTHS ENDED APRIL 30, 2001
 (000'S OMITTED)
--------------------------------------------------------------------------------





proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a call option, the cost of the security, which the Fund purchases upon exercise will be increased by the premium originally paid to buy the call.

The Funds may write covered options. "Covered" means that so long as a Fund is obligated as the writer of an option, it will own either the underlying securities or currency or the option to purchase or sell the same underlying securities or currency having the expiration date of the covered option and an exercise price equal to or less than the exercise price of the covered option, or will establish or maintain with it's custodian for the term of the option a "segregated account" consisting of cash or other liquid securities having a value equal to the fluctuating market value of the option securities or currencies. A Fund receives a premium for writing a call or put option, recorded as a component of other liabilities on the Statement of Net Assets, which increases the Funds' return, recorded as a realized gain, if the option expires unexercised or is closed out at a net profit. Any loss realized from the covered option is offset by the gain realized on the sale of the underlying securities or currency. Covered options, at times before exercise or close out, are marked-to-market through net unrealized appreciation (depreciation) of options. There is a risk of loss from a change in value of such options, which may exceed the related premiums received.

The Fund's option activity for the six months ended April 30, 2001, was as follows:

                         THE HARTFORD DIVIDEND AND GROWTH FUND
                      OPTIONS CONTRACTS WRITTEN DURING THE PERIOD

                                                                      NUMBER OF    DOLLAR
        WRITTEN CALLS                                                 CONTRACTS    AMOUNTS
        ------------------------------------------------------------  ---------    -------
        Beginning of Period.........................................      --        $ --

        During the Period...........................................     #--          53

        Expired during the period...................................     #--         (38)

        Closed during the period....................................     #--         (15)

        Exercised during the period.................................      --          --
                                                                        ----        ----

        Balance at the end of period................................      --          --
                                                                        ====        ====

        # Due to the presentation of the financial statements in thousands, the number of contracts round to zero.

     h) Forward Foreign Currency Contracts--For the six months ended April 30, 2001, the Global Communications Fund, the Global Health Fund, the Capital Appreciation Fund, the International Opportunities Fund and the Global Leaders Fund entered into forward foreign currency exchange contracts that obligate the Funds to repurchase/replace or sell currencies at specified future dates. The Funds enter into forward foreign currency contracts to hedge against adverse fluctuations in exchange rates between currencies.

         Forward contracts involve elements of market risk in excess of the amount reflected in the Statement of Net Assets. In addition, risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movement in the value of foreign currencies relative to the U.S. dollar.

     i) Indexed Securities--The Funds may invest in indexed securities whose values are linked to changes in interest rates, indices, or other underlying instruments. The Funds use these securities to increase or decrease their exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment and there is a limit to the potential appreciation of the investment.

     j) Federal Income Taxes--For federal income tax purposes, the Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code by distributing substantially all of their taxable net investment income and net realized capital gains to their shareholders or otherwise complying with

--------------------------------------------------------------------------------





         the requirements of regulated investment companies. Accordingly, no provision for federal income taxes has been made in the accompanying financial statements.

     k) Fund Share Valuation and Dividend Distributions to Shareholders--Orders for a Fund's shares are executed in accordance with the investment instructions of the shareholders. Dividend income is accrued as of the ex-dividend date, except that certain dividends for foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund is informed of the dividend in the exercise of reasonable diligence. Interest income and expenses are accrued on a daily basis. The net asset value of each Fund's shares is determined as of the close of each business day of the New York Stock Exchange (the Exchange). The net asset value per share is determined separately for each class of each fund by dividing the Fund's net assets attributable to that class by the number of shares of the class outstanding. Orders for the purchase of a Fund's shares received prior to the close of the Exchange on any day on which the Exchange is open for business are priced at the per-share net asset value determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the per-share net asset value next determined.

         Each Fund intends to distribute substantially all of its net investment income and net realized capital gains to shareholders no less frequently than once a year. Normally, dividends from net investment income of the Global Communications Fund, the Global Financial Services Fund, the Global Health Fund, the Global Technology Fund, the Small Company Fund, the Capital Appreciation Fund, the MidCap Fund, the International Opportunities Fund, the Global Leaders Fund and the Stock Fund will be declared and paid annually; dividends from net investment income of the Growth and Income Fund, the Dividend and Growth Fund and the Advisers Fund will be declared and paid quarterly; dividends from the net investment income of the High Yield Fund and the Bond Income Strategy Fund will be declared and paid monthly and dividends from net investment income of the Money Market Fund will be declared daily and paid monthly. Dividends from the Money Market Fund are not paid on shares until the day following the date on which the shares are issued. Unless shareholders specify otherwise, all dividends and distributions will be automatically reinvested in additional full or fractional shares of each Fund.

         Net investment income and net realized capital gains available for distribution are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gains and losses; losses deferred due to wash sales and excise tax regulations. Permanent book and federal income tax basis differences relating to shareholder distributions will result in reclassifications to certain of the Funds' capital accounts (see Note 8).

     l) Use of Estimates--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

    m) Restricted Securities--Each Fund is permitted to invest up to 15% of its net assets in illiquid securities, except for the Money Market Fund, which may invest up to 10% in such securities. "Illiquid Securities" are those that may not be sold or disposed of in the ordinary course of business, at approximately the price used to determine a Fund's net asset value per share. Each Fund may also purchase certain restricted securities, commonly known as Rule 144A securities, that can be resold to institutions and which may be determined to be liquid pursuant to policies and guidelines established by the Funds' Board of Directors.

 THE HARTFORD MUTUAL FUNDS, INC.
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 FOR THE SIX MONTHS ENDED APRIL 30, 2001
 (000'S OMITTED)
--------------------------------------------------------------------------------





        For the six months ended April 30, 2001, the Funds held the following restricted securities (excluding 144A issues):

                                                                                                              PERCENTAGE OF
                                                                        ACQUISITION   ACQUISITION   MARKET       FUND'S
                    FUND                          SECURITY                 DATE          COST        VALUE     NET ASSETS
        ----------------------------    -----------------------------   -----------   -----------   -------   -------------
        Capital Appreciation Fund...    Optical Switch Corp., Class B      03/02/00     $7,750      $ 7,750        0.2%

        Capital Appreciation Fund...    Sensable Technology, Inc.          04/05/00      9,700        4,000        0.1

3.   EXPENSES:

     a) Investment Management and Advisory Agreements--Hartford Investment Financial Services Company (HIFSCO), a wholly-owned indirect subsidiary of The Hartford Financial Services Group, Inc. (The Hartford), serves as investment manager to each Fund pursuant to an Investment Advisory Agreement dated March 3, 1997. As investment manager, HIFSCO has overall investment supervisory responsibility for each Fund. In addition, HIFSCO provides administrative personnel, services, equipment and facilities and office space for proper operation of the Fund. HIFSCO has contracted with Wellington for the provision of day to day investment management services to the Global Communications Fund, Global Financial Services Fund, Global Health Fund, Global Technology Fund, Small Company Fund, Capital Appreciation Fund, MidCap Fund, International Opportunities Fund, Global Leaders Fund, Stock Fund, Growth and Income Fund, Dividend and Growth Fund and Advisers Fund in accordance with each Fund's investment objective and policies. In addition, HIFSCO has contracted with HIMCO, a wholly owned subsidiary of The Hartford, for the provision of day to day investment management services for the High Yield Fund, Bond Income Strategy Fund and Money Market Fund. Each Fund pays a fee to HIFSCO, a portion of which may be used to compensate Wellington or HIMCO.

         The schedule below reflects the rates of compensation paid to HIFSCO for investment advisory services rendered:

                                    MONEY MARKET FUND

           AVERAGE DAILY NET ASSETS        ANNUAL FEE
           ------------------------------  ----------
           On first $500 million              .50%

           On next $500 million               .45%

           Over $1 billion                    .40%

                                BOND INCOME STRATEGY FUND

           AVERAGE DAILY NET ASSETS        ANNUAL FEE
           ------------------------------  ----------
           On first $500 million              .65%

           On next $500 million               .55%

           Over $1 billion                    .50%

                                DIVIDEND AND GROWTH FUND,
                            ADVISERS FUND AND HIGH YIELD FUND

           AVERAGE DAILY NET ASSETS        ANNUAL FEE
           ------------------------------  ----------
           On first $500 million              .75%

           On next $500 million               .65%

           Over $1 billion                    .60%

                   CAPITAL APPRECIATION FUND, STOCK FUND AND
                             GROWTH AND INCOME FUND

AVERAGE DAILY NET ASSETS                ANNUAL FEE
--------------------------------------  ----------
On first $500 million                      .80%
On next $500 million                       .70%
Over $1 billion                            .65%

                 SMALL COMPANY FUND, MIDCAP FUND, INTERNATIONAL
                   OPPORTUNITIES FUND AND GLOBAL LEADERS FUND

AVERAGE DAILY NET ASSETS                ANNUAL FEE
--------------------------------------  ----------
On first $500 million                      .85%
On next $500 million                       .75%
Over $1 billion                            .70%

                          GLOBAL COMMUNICATIONS FUND,
                        GLOBAL FINANCIAL SERVICES FUND,
                 GLOBAL HEALTH FUND AND GLOBAL TECHNOLOGY FUND

AVERAGE DAILY NET ASSETS                ANNUAL FEE
--------------------------------------  ----------
On first $500 million                      1.00%
On next $500 million                        .95%
Over $1 billion                             .90%

     b) Distribution and Service Plan for Class A, B and C Shares--HIFSCO, is the principal underwriter and distributor of the Funds. HIFSCO is engaged in distribution activities which include marketing, distribution and clearing of

--------------------------------------------------------------------------------





         shares through broker-dealers, financing distribution costs, supervising the activities of the transfer agent and maintaining financial books and records. For the six months ended April 30, 2001, the following revenues were received by HIFSCO:

                                             FRONT-END LOAD                CONTINGENT DEFERRED
                                              SALES CHARGE                    SALES CHARGE
                                             --------------                -------------------
                HIFSCO                          $48,179                          $3,388

        The Funds have adopted Distribution and Service Plans in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended, to compensate the Distributor (HIFSCO) for activities intended to result in the sale and distribution of Class A, Class B and Class C shares and servicing of accounts of Class A, Class B and Class C shareholders. The Distributor is compensated at an annual rate that may not exceed 0.35% of the average daily net asset value of Class A shares of the Fund, some or all of which may be remitted to brokers. Up to 0.25% of the fee may be used for shareholder servicing expenses with the remainder used for distribution expenses. The Class A Rule 12b-1 fee for each Fund has been voluntarily capped at 0.30% through at least February 28, 2002. The cap may be removed at any time thereafter. Some or the entire 12b-1 fee for Class B shares may be remitted to broker-dealers for distribution and/or shareholder account services. Under the Class B Plan, the Fund pays the Distributor 1.00% of the average daily net assets of Class B shares that are outstanding for 8 years or less, 0.25% of which is a fee for service provided to existing shareholders with the remainder used for distribution expenses. After eight years, Class B shares convert to Class A shares. Upon conversion to Class A shares, the Class A plan described above will apply to those shares. Under the Class C Plan, the Fund pays the Distributor 1.00% of the average daily net assets of Class C shares outstanding, 0.25% of which is intended as a fee for services provided to existing shareholders with the remainder used for distribution expenses. For Class C shares, some or the entire fee may be remitted to broker-dealers for distribution and/or shareholder account services. There is no distribution plan for Class Y shares.

     c) Operating Expenses--Allocable expenses incurred by the Funds are allocated to each Fund in proportion to the average daily net assets of each Fund, except where allocation of certain expenses is more fairly made directly to the Fund or to specific classes within a Fund. The Hartford has voluntarily agreed to limit the total operating expenses of the Class A, B, C and Y shares of all the Funds, exclusive of taxes, interest, brokerage commissions, certain distribution expenses and extraordinary expenses, until at least February 28, 2002 as follows:

        FUND                                                      CLASS A     CLASS B     CLASS C     CLASS Y
        -------------------------------------------------------  ---------   ---------   ---------   ---------
        Global Communications Fund.............................    1.65%       2.35%       2.35%       1.20%

        Global Financial Services Fund.........................    1.65%       2.35%       2.35%       1.20%

        Global Health Fund.....................................    1.65%       2.35%       2.35%       1.20%

        Global Technology Fund.................................    1.65%       2.35%       2.35%       1.20%

        Small Company Fund.....................................    1.45%       2.15%       2.15%       1.00%

        Capital Appreciation Fund..............................    1.45%       2.15%       2.15%       1.00%

        MidCap Fund............................................    1.45%       2.15%       2.15%       1.00%

        International Opportunities Fund.......................    1.65%       2.35%       2.35%       1.20%

        Global Leaders Fund....................................    1.65%       2.35%       2.35%       1.20%

        Stock Fund.............................................    1.45%       2.15%       2.15%       1.00%

        Growth and Income Fund.................................    1.45%       2.15%       2.15%       1.00%

        Dividend and Growth Fund...............................    1.40%       2.10%       2.10%       0.95%

        Advisers Fund..........................................    1.40%       2.10%       2.10%       0.95%

        High Yield Fund........................................    1.40%       2.10%       2.10%       0.95%

        Bond Income Strategy Fund..............................    1.25%       1.95%       1.95%       0.80%

        Money Market Fund......................................    1.00%       1.70%       1.70%       0.55%

 THE HARTFORD MUTUAL FUNDS, INC.
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 FOR THE SIX MONTHS ENDED APRIL 30, 2001
 (000'S OMITTED)
--------------------------------------------------------------------------------





        The Hartford may terminate such voluntary and temporary fee waivers and expense limitation arrangements at any time after February 28, 2002 without notice.

        Amounts incurred which exceed the above limits, are deducted from expenses and are reported as expense reimbursements or waivers on the accompanying Statement of Operations.

     d) Other Related Party Transactions--The Hartford and its subsidiaries provide facilities and office equipment, as well as perform certain other services, including fund accounting and financial reporting, to the Funds. Certain officers of the Funds are directors and/or officers of HIFSCO, HIMCO and/or The Hartford or its subsidiaries. No officer of the Funds receives any compensation directly from the Funds.

     e) Expense Offset--The Funds have entered into certain expense offset arrangements with the Custodian bank. The amount of the Funds' expense reductions is shown on the accompanying Statement of Operations as custodian fee expense offset.

4.   AFFILIATE HOLDINGS:

     For the six months ended April 30, 2001, affiliates of The Hartford had ownership of shares in the Funds as follows:

        FUND                                                          CLASS A   CLASS B   CLASS C   CLASS Y
        ------------------------------------------------------------  -------   -------   -------   -------
        Global Communications Fund..................................    700       100       100       100

        Global Financial Services Fund..............................    700       100       100       100

        Global Health Fund..........................................    #--       #--       #--       #--

        Growth and Income Fund......................................     --        --        --        32

        High Yield Fund.............................................    325       121       121       124

        # Due to the presentation of the financial statements in thousands, the number of shares held round to zero.

5.   INVESTMENT TRANSACTIONS:

     For the six months ended April 30, 2001, aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:

                                                                                          PROCEEDS FROM
                                    FUND                              COST OF PURCHASES       SALES
        ------------------------------------------------------------  -----------------   -------------
        Global Communications Fund..................................     $   12,831             2,764

        Global Financial Services Fund..............................         16,235             5,091

        Global Health Fund..........................................         88,082            35,034

        Global Technology Fund......................................        123,352            94,596

        Small Company Fund..........................................        340,332           300,440

        Capital Appreciation Fund...................................      2,190,879         1,867,476

        MidCap Fund.................................................      1,024,248           603,486

        International Opportunities Fund............................        136,473           134,100

        Global Leaders Fund.........................................      1,011,892           927,988

        Stock Fund..................................................        774,980           478,744

        Growth and Income Fund......................................        200,992           122,069

        Dividend and Growth Fund....................................        303,553           157,440

        Advisers Fund...............................................        802,825           480,832

        High Yield Fund.............................................         45,020            19,684

        Bond Income Strategy Fund...................................        180,574           133,385

--------------------------------------------------------------------------------





6.   TAX COST AND UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS:

     For the six months ended April 30, 2001, the aggregate gross unrealized appreciation and depreciation of all investments, based on cost for federal income tax purposes, was as follows:

                                                                AGGREGATE GROSS    AGGREGATE GROSS   NET UNREALIZED
                                                                   UNREALIZED        UNREALIZED       APPRECIATION
                          FUND                      TAX COST      APPRECIATION      DEPRECIATION     (DEPRECIATION)
        -----------------------------------------  ----------   ----------------   ---------------   --------------
        Global Communications Fund...............  $    9,240       $    109          $  (1,682)        $ (1,573)

        Global Financial Services Fund...........      11,613            945               (563)             382

        Global Health Fund.......................     142,465         15,501             (9,620)           5,881

        Global Technology Fund...................      93,934          5,727            (23,316)         (17,589)

        Small Company Fund.......................     309,044         33,399            (29,644)           3,755

        Capital Appreciation Fund................   2,909,322        540,331           (289,981)         250,350

        MidCap Fund..............................   1,211,869        108,490            (99,842)           8,648

        International Opportunities Fund.........     166,152          9,104            (14,929)          (5,825)

        Global Leaders Fund......................     497,886         30,278            (16,069)          14,209

        Stock Fund...............................   2,259,503        212,865           (297,137)         (84,272)

        Growth and Income Fund...................     363,868         34,705            (42,660)          (7,955)

        Dividend and Growth Fund.................     612,556         84,158            (30,775)          53,383

        Advisers Fund............................   2,185,818        163,392           (171,134)          (7,742)

        High Yield Fund..........................      72,413          1,945             (4,971)          (3,026)

        Bond Income Strategy Fund................     172,571          2,393             (1,598)             795

7.   CAPITAL SHARE TRANSACTIONS:

     The following information is for the six months ended April 30, 2001:

                                          CLASS A               CLASS B              CLASS C              CLASS Y
                                    --------------------   ------------------   ------------------   ------------------
                                     SHARES     AMOUNT     SHARES     AMOUNT    SHARES     AMOUNT    SHARES     AMOUNT
                                    --------   ---------   -------   --------   -------   --------   -------   --------
        GLOBAL COMMUNICATIONS FUND

        Shares sold...............        81   $     542        39   $    261        21   $    138        --   $     --

        Shares issued on
          reinvestment of
          distributions...........        --          --        --         --        --         --        --         --

        Shares redeemed...........       #--         #--        --         (1)       (1)        (4)       --         --
                                    --------   ---------   -------   --------   -------   --------   -------   --------

        Net Increase (Decrease)...        81   $     542        39   $    260        20   $    134        --   $     --
                                    ========   =========   =======   ========   =======   ========   =======   ========

                                          CLASS A               CLASS B              CLASS C              CLASS Y
                                    --------------------   ------------------   ------------------   ------------------
                                     SHARES     AMOUNT     SHARES     AMOUNT    SHARES     AMOUNT    SHARES     AMOUNT
                                    --------   ---------   -------   --------   -------   --------   -------   --------
        GLOBAL FINANCIAL SERVICES
          FUND

        Shares sold...............       119   $   1,190        41   $    412        35   $    356        --   $     --

        Shares issued on
          reinvestment of
          distributions...........        --          --        --         --        --         --        --         --

        Shares redeemed...........        (1)         (7)       --         --        --         (1)       --         --
                                    --------   ---------   -------   --------   -------   --------   -------   --------

        Net Increase (Decrease)...       118   $   1,183        41   $    412        35   $    355        --   $     --
                                    ========   =========   =======   ========   =======   ========   =======   ========

 THE HARTFORD MUTUAL FUNDS, INC.
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 FOR THE SIX MONTHS ENDED APRIL 30, 2001
 (000'S OMITTED)
--------------------------------------------------------------------------------





                                          CLASS A               CLASS B              CLASS C              CLASS Y
                                    --------------------   ------------------   ------------------   ------------------
                                     SHARES     AMOUNT     SHARES     AMOUNT    SHARES     AMOUNT    SHARES     AMOUNT
                                    --------   ---------   -------   --------   -------   --------   -------   --------
        GLOBAL HEALTH FUND

        Shares sold...............     2,945   $  39,201     1,262   $ 16,652     1,398   $ 18,362       126   $  1,697

        Shares issued on
          reinvestment of
          distributions...........       134       1,821        57        775        79      1,068         8        108

        Shares redeemed...........      (574)     (7,352)     (237)     3,042      (554)    (7,005)      (69)      (898)
                                    --------   ---------   -------   --------   -------   --------   -------   --------

        Net Increase (Decrease)...     2,505   $  33,670     1,082   $ 14,385       923   $ 12,425        65   $    907
                                    ========   =========   =======   ========   =======   ========   =======   ========

                                          CLASS A               CLASS B              CLASS C              CLASS Y
                                    --------------------   ------------------   ------------------   ------------------
                                     SHARES     AMOUNT     SHARES     AMOUNT    SHARES     AMOUNT    SHARES     AMOUNT
                                    --------   ---------   -------   --------   -------   --------   -------   --------
        GLOBAL TECHNOLOGY FUND

        Shares sold...............     4,284   $  28,545     1,082   $  7,288     3,115   $ 20,723     1,359   $  9,212

        Shares issued on
          reinvestment of
          distributions...........        40         327        18        149        25        206         6         49

        Shares redeemed...........    (2,473)    (14,987)     (395)    (2,332)   (1,880)   (12,128)     (844)    (5,628)
                                    --------   ---------   -------   --------   -------   --------   -------   --------

        Net Increase (Decrease)...     1,851   $  13,885       705   $  5,105     1,260   $  8,801       481   $  3,633
                                    ========   =========   =======   ========   =======   ========   =======   ========

                                          CLASS A               CLASS B              CLASS C              CLASS Y
                                    --------------------   ------------------   ------------------   ------------------
                                     SHARES     AMOUNT     SHARES     AMOUNT    SHARES     AMOUNT    SHARES     AMOUNT
                                    --------   ---------   -------   --------   -------   --------   -------   --------
        SMALL COMPANY FUND

        Shares sold...............     2,746   $  41,645       621   $  9,117       766   $ 11,209       312   $  4,780

        Shares issued on
          reinvestment of
          distributions...........       300       5,218       132      2,225       149      2,509        82      1,469

        Shares redeemed...........    (2,222)    (33,146)     (477)    (6,630)     (726)   (10,366)     (260)    (3,947)
                                    --------   ---------   -------   --------   -------   --------   -------   --------

        Net Increase (Decrease)...       824   $  13,717       276   $  4,712       189   $  3,352       134   $  2,302
                                    ========   =========   =======   ========   =======   ========   =======   ========

                                          CLASS A               CLASS B              CLASS C              CLASS Y
                                    --------------------   ------------------   ------------------   ------------------
                                     SHARES     AMOUNT     SHARES     AMOUNT    SHARES     AMOUNT    SHARES     AMOUNT
                                    --------   ---------   -------   --------   -------   --------   -------   --------
        CAPITAL APPRECIATION FUND

        Shares sold...............    12,664   $ 361,110     5,445   $149,203     6,133   $168,169       379   $ 11,245

        Shares issued on
          reinvestment of
          distributions...........     5,294     152,787     3,461     96,214     2,113     58,643       355     10,512

        Shares redeemed...........    (4,086)   (117,134)   (1,854)   (50,425)   (1,608)   (44,076)     (292)    (8,323)
                                    --------   ---------   -------   --------   -------   --------   -------   --------

        Net Increase (Decrease)...    13,872   $ 396,793     7,052   $194,992     6,638   $182,736       442   $ 13,434
                                    ========   =========   =======   ========   =======   ========   =======   ========

                                          CLASS A               CLASS B              CLASS C              CLASS Y
                                    --------------------   ------------------   ------------------   ------------------
                                     SHARES     AMOUNT     SHARES     AMOUNT    SHARES     AMOUNT    SHARES     AMOUNT
                                    --------   ---------   -------   --------   -------   --------   -------   --------
        MIDCAP FUND

        Shares sold...............    13,621   $ 257,769     5,847   $108,014     6,159   $113,887       662   $ 12,919

        Shares issued on
          reinvestment of
          distributions...........     1,795      35,951       801     15,697       944     18,494       263      5,353

        Shares redeemed...........    (2,850)    (53,736)     (767)   (13,776)   (1,221)   (22,401)     (566)   (10,613)
                                    --------   ---------   -------   --------   -------   --------   -------   --------

        Net Increase (Decrease)...    12,566   $ 239,984     5,881   $109,935     5,882   $109,980       359   $  7,659
                                    ========   =========   =======   ========   =======   ========   =======   ========

--------------------------------------------------------------------------------





                                          CLASS A               CLASS B              CLASS C              CLASS Y
                                    --------------------   ------------------   ------------------   ------------------
                                     SHARES     AMOUNT     SHARES     AMOUNT    SHARES     AMOUNT    SHARES     AMOUNT
                                    --------   ---------   -------   --------   -------   --------   -------   --------
        INTERNATIONAL
          OPPORTUNITIES FUND

        Shares sold...............    13,526   $ 157,836       211   $  2,442     1,772   $ 19,703       159   $  1,904

        Shares issued on
          reinvestment of
          distributions...........       318       3,989        97      1,192       100      1,222        80      1,015

        Shares redeemed...........   (12,701)   (148,880)     (223)    (2,575)   (1,813)   (20,190)     (175)    (2,113)
                                    --------   ---------   -------   --------   -------   --------   -------   --------

        Net Increase (Decrease)...     1,143   $  12,945        85   $  1,059        59   $    735        64   $    806
                                    ========   =========   =======   ========   =======   ========   =======   ========

                                          CLASS A               CLASS B              CLASS C              CLASS Y
                                    --------------------   ------------------   ------------------   ------------------
                                     SHARES     AMOUNT     SHARES     AMOUNT    SHARES     AMOUNT    SHARES     AMOUNT
                                    --------   ---------   -------   --------   -------   --------   -------   --------
        GLOBAL LEADERS FUND

        Shares sold...............    10,407   $ 167,298       963   $ 15,349     3,084   $ 49,095        89   $  1,447

        Shares issued on
          reinvestment of
          distributions...........       130       2,252        39        672        75      1,288         5         92

        Shares redeemed...........    (7,228)   (116,099)     (440)    (6,803)   (2,896)   (45,238)      (79)    (1,250)
                                    --------   ---------   -------   --------   -------   --------   -------   --------

        Net Increase (Decrease)...     3,309   $  53,451       562   $  9,218       263   $ 5 ,145        15   $    289
                                    ========   =========   =======   ========   =======   ========   =======   ========

                                          CLASS A               CLASS B              CLASS C              CLASS Y
                                    --------------------   ------------------   ------------------   ------------------
                                     SHARES     AMOUNT     SHARES     AMOUNT    SHARES     AMOUNT    SHARES     AMOUNT
                                    --------   ---------   -------   --------   -------   --------   -------   --------
        STOCK FUND

        Shares sold...............    11,485   $ 237,616     3,669   $ 73,124     5,322   $106,353       252   $  5,367

        Shares issued on
          reinvestment of
          distributions...........     2,157      47,580     1,205     25,731     1,051     22,425        63     1, 410

        Shares redeemed...........    (3,779)    (77,327)   (1,840)   (36,154)   (2,586)   (50,945)     (145)    (3,159)
                                    --------   ---------   -------   --------   -------   --------   -------   --------

        Net Increase (Decrease)...     9,863   $ 207,869     3,034   $ 62,701     3,787   $ 77,833       170   $  3,618
                                    ========   =========   =======   ========   =======   ========   =======   ========

                                          CLASS A               CLASS B              CLASS C              CLASS Y
                                    --------------------   ------------------   ------------------   ------------------
                                     SHARES     AMOUNT     SHARES     AMOUNT    SHARES     AMOUNT    SHARES     AMOUNT
                                    --------   ---------   -------   --------   -------   --------   -------   --------
        GROWTH AND INCOME FUND

        Shares sold...............     6,082   $  73,755     1,001   $ 11,932     1,388   $ 16,555         3   $     40

        Shares issued on
          reinvestment of
          distributions...........       591       7,543       124      1,555       191      2,395         1         18

        Shares redeemed...........    (1,150)    (13,783)     (247)    (2,896)     (482)    (5,673)       (1)       (10)
                                    --------   ---------   -------   --------   -------   --------   -------   --------

        Net Increase (Decrease)...     5,523   $  67,515       878   $ 10,591     1,097   $ 13,277         3   $     48
                                    ========   =========   =======   ========   =======   ========   =======   ========

                                          CLASS A               CLASS B              CLASS C              CLASS Y
                                    --------------------   ------------------   ------------------   ------------------
                                     SHARES     AMOUNT     SHARES     AMOUNT    SHARES     AMOUNT    SHARES     AMOUNT
                                    --------   ---------   -------   --------   -------   --------   -------   --------
        DIVIDEND AND GROWTH FUND

        Shares sold...............     7,448   $ 125,745     1,613   $ 26,940     2,285   $ 38,138       283   $  4,830

        Shares issued on
          reinvestment of
          distributions...........       862      14,512       312      5,198       174      2,887        66      1,127

        Shares redeemed...........    (1,143)    (19,241)     (529)    (8,817)     (376)    (6,219)      (90)    (1,515)
                                    --------   ---------   -------   --------   -------   --------   -------   --------

        Net Increase (Decrease)...     7,167   $ 121,016     1,396   $ 23,321     2,083   $ 34,806       259   $  4,442
                                    ========   =========   =======   ========   =======   ========   =======   ========

 THE HARTFORD MUTUAL FUNDS, INC.
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 FOR THE SIX MONTHS ENDED APRIL 30, 2001
 (000'S OMITTED)
--------------------------------------------------------------------------------





                                          CLASS A               CLASS B              CLASS C              CLASS Y
                                    --------------------   ------------------   ------------------   ------------------
                                     SHARES     AMOUNT     SHARES     AMOUNT    SHARES     AMOUNT    SHARES     AMOUNT
                                    --------   ---------   -------   --------   -------   --------   -------   --------
        ADVISERS FUND

        Shares sold...............    15,468   $ 245,010     5,871   $ 91,824     6,620   $104,914       283   $  4,521

        Shares issued on
          reinvestment of
          distributions...........     2,628      42,346     1,665     26,666     1,128     18,231       191      3,112

        Shares redeemed...........    (5,073)    (80,029)   (2,926)   (45,521)   (3,128)   (49,174)     (278)    (4,408)
                                    --------   ---------   -------   --------   -------   --------   -------   --------

        Net Increase (Decrease)...    13,023   $ 207,327     4,610   $ 72,969     4,620   $ 73,971       196   $  3,225
                                    ========   =========   =======   ========   =======   ========   =======   ========

                                          CLASS A               CLASS B              CLASS C              CLASS Y
                                    --------------------   ------------------   ------------------   ------------------
                                     SHARES     AMOUNT     SHARES     AMOUNT    SHARES     AMOUNT    SHARES     AMOUNT
                                    --------   ---------   -------   --------   -------   --------   -------   --------
        HIGH YIELD FUND

        Shares sold...............     2,221   $  20,679       784   $  7,260     1,406   $ 13,161       254   $  2,410

        Shares issued on
          reinvestment of
          distributions...........       122       1,116        31        287        43        392        17        152

        Shares redeemed...........    (1,145)    (10,724)     (150)    (1,372)     (344)    (3,149)     (169)    (1,561)
                                    --------   ---------   -------   --------   -------   --------   -------   --------

        Net Increase (Decrease)...     1,198   $  11,071       665   $  6,175     1,105   $ 10,404       102   $  1,001
                                    ========   =========   =======   ========   =======   ========   =======   ========

                                          CLASS A               CLASS B              CLASS C              CLASS Y
                                    --------------------   ------------------   ------------------   ------------------
                                     SHARES     AMOUNT     SHARES     AMOUNT    SHARES     AMOUNT    SHARES     AMOUNT
                                    --------   ---------   -------   --------   -------   --------   -------   --------
        BOND INCOME STRATEGY FUND

        Shares sold...............    10,633   $ 111,662     1,583   $ 16,664     2,406   $ 25,435       575   $  6,103

        Shares issued on
          reinvestment of
          distributions...........       119       1,248        49        507        47        494        87        919

        Shares redeemed...........    (7,897)    (82,894)     (746)    (7,816)     (734)    (7,727)     (413)    (4,391)
                                    --------   ---------   -------   --------   -------   --------   -------   --------

        Net Increase (Decrease)...     2,855   $  30,016       886   $  9,355     1,719   $ 18,202       249   $  2,632
                                    ========   =========   =======   ========   =======   ========   =======   ========

                                          CLASS A               CLASS B              CLASS C              CLASS Y
                                    --------------------   ------------------   ------------------   ------------------
                                     SHARES     AMOUNT     SHARES     AMOUNT    SHARES     AMOUNT    SHARES     AMOUNT
                                    --------   ---------   -------   --------   -------   --------   -------   --------
        MONEY MARKET FUND

        Shares sold...............   270,668   $ 270,668    29,671   $ 29,671    97,472   $ 97,472    14,190   $ 14,190

        Shares issued on
          reinvestment of
          distributions...........     1,140       1,140       382        382       437        437       497        497

        Shares redeemed...........  (252,631)   (252,631)  (15,832)   (15,832)  (60,273)   (60,273)  (12,874)   (12,874)
                                    --------   ---------   -------   --------   -------   --------   -------   --------

        Net Increase (Decrease)...    19,177   $  19,177    14,221   $ 14,221    37,636   $ 37,636     1,813   $  1,813
                                    ========   =========   =======   ========   =======   ========   =======   ========

---------------
# Due to the presentation of the financial statements in thousands, the number of shares held round to zero.

     The following information is for the ten months ended October 31, 2000:

                                          CLASS A               CLASS B              CLASS C              CLASS Y
                                    --------------------   ------------------   ------------------   ------------------
                                     SHARES     AMOUNT     SHARES     AMOUNT    SHARES     AMOUNT    SHARES     AMOUNT
                                    --------   ---------   -------   --------   -------   --------   -------   --------
        GLOBAL HEALTH FUND

        Shares sold...............     4,050   $  47,852     1,618   $ 19,573     2,135   $ 25,482       308   $  3,687

        Shares issued on
          reinvestment of
          distributions...........        --          --        --         --        --         --        --         --

        Shares redeemed...........      (810)    (10,718)     (128)    (1,695)     (193)    (2,475)     (128)    (1,713)
                                    --------   ---------   -------   --------   -------   --------   -------   --------

        Net Increase (Decrease)...     3,240   $  37,134     1,490   $ 17,878     1,942   $ 23,007       180   $  1,974
                                    ========   =========   =======   ========   =======   ========   =======   ========

--------------------------------------------------------------------------------





                                          CLASS A               CLASS B              CLASS C              CLASS Y
                                    --------------------   ------------------   ------------------   ------------------
                                     SHARES     AMOUNT     SHARES     AMOUNT    SHARES     AMOUNT    SHARES     AMOUNT
                                    --------   ---------   -------   --------   -------   --------   -------   --------
        GLOBAL TECHNOLOGY FUND

        Shares sold...............     4,023   $  39,760     1,842   $ 18,359     2,558   $ 25,138       641   $  6,169

        Shares issued on
          reinvestment of
          distributions...........        --          --        --         --        --         --        --         --

        Shares redeemed...........      (212)     (2,144)      (37)      (362)      (68)      (669)     (105)      (928)
                                    --------   ---------   -------   --------   -------   --------   -------   --------

        Net Increase (Decrease)...     3,811   $  37,616     1,805   $ 17,997     2,490   $ 24,469       536   $  5,241
                                    ========   =========   =======   ========   =======   ========   =======   ========

                                          CLASS A               CLASS B              CLASS C              CLASS Y
                                    --------------------   ------------------   ------------------   ------------------
                                     SHARES     AMOUNT     SHARES     AMOUNT    SHARES     AMOUNT    SHARES     AMOUNT
                                    --------   ---------   -------   --------   -------   --------   -------   --------
        SMALL COMPANY FUND

        Shares sold...............     5,223   $ 107,566     2,013   $ 40,860     2,823   $ 56,814     1,084   $ 23,085

        Shares issued on
          reinvestment of
          distributions...........       353       6,910       154      2,925       165      3,144       105      2,104

        Shares redeemed...........    (1,839)    (36,532)     (762)   (14,891)     (457)    (8,878)     (589)   (12,027)
                                    --------   ---------   -------   --------   -------   --------   -------   --------

        Net Increase (Decrease)...     3,737   $  77,944     1,405   $ 28,894     2,531   $ 51,080       600   $ 13,162
                                    ========   =========   =======   ========   =======   ========   =======   ========

                                          CLASS A               CLASS B              CLASS C              CLASS Y
                                    --------------------   ------------------   ------------------   ------------------
                                     SHARES     AMOUNT     SHARES     AMOUNT    SHARES     AMOUNT    SHARES     AMOUNT
                                    --------   ---------   -------   --------   -------   --------   -------   --------
        CAPITAL APPRECIATION FUND

        Shares sold...............    16,709   $ 559,112     7,829   $255,521     9,465   $309,241       962   $ 32,957

        Shares issued on
          reinvestment of
          distributions...........     1,717      54,241     1,162     35,611       644     19,726       122      3,920

        Shares redeemed...........    (4,126)   (137,064)   (1,678)   (54,527)     (906)   (29,232)     (453)   (15,531)
                                    --------   ---------   -------   --------   -------   --------   -------   --------

        Net Increase (Decrease)...    14,300   $ 476,289     7,313   $236,605     9,203   $299,735       631   $ 21,346
                                    ========   =========   =======   ========   =======   ========   =======   ========

                                          CLASS A               CLASS B              CLASS C              CLASS Y
                                    --------------------   ------------------   ------------------   ------------------
                                     SHARES     AMOUNT     SHARES     AMOUNT    SHARES     AMOUNT    SHARES     AMOUNT
                                    --------   ---------   -------   --------   -------   --------   -------   --------
        MIDCAP FUND

        Shares sold...............    13,319   $ 279,977     5,810   $119,788     7,347   $151,203     2,192   $ 46,197

        Shares issued on
          reinvestment of
          distributions...........       399       8,017       179      3,530       207      4,095        65      1,321

        Shares redeemed...........    (1,382)    (28,394)     (395)    (7,880)     (386)    (7,979)     (516)   (10,815)
                                    --------   ---------   -------   --------   -------   --------   -------   --------

        Net Increase (Decrease)...    12,336   $ 259,600     5,594   $115,438     7,168   $147,319     1,741   $ 36,703
                                    ========   =========   =======   ========   =======   ========   =======   ========

                                          CLASS A               CLASS B              CLASS C              CLASS Y
                                    --------------------   ------------------   ------------------   ------------------
                                     SHARES     AMOUNT     SHARES     AMOUNT    SHARES     AMOUNT    SHARES     AMOUNT
                                    --------   ---------   -------   --------   -------   --------   -------   --------
        INTERNATIONAL
          OPPORTUNITIES FUND

        Shares sold...............     6,925   $  99,977       815   $ 11,838     1,623   $ 23,373       808   $ 11,905

        Shares issued on
          reinvestment of
          distributions...........        23         332         7         99         8        100         7         93

        Shares redeemed...........    (4,195)    (60,220)     (296)    (4,354)     (403)    (5,567)     (746)   (11,084)
                                    --------   ---------   -------   --------   -------   --------   -------   --------

        Net Increase (Decrease)...     2,753   $  40,089       526   $  7,583     1,228   $ 17,906        69   $    914
                                    ========   =========   =======   ========   =======   ========   =======   ========

 THE HARTFORD MUTUAL FUNDS, INC.
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 FOR THE SIX MONTHS ENDED APRIL 30, 2001
 (000'S OMITTED)
--------------------------------------------------------------------------------





                                          CLASS A               CLASS B              CLASS C              CLASS Y
                                    --------------------   ------------------   ------------------   ------------------
                                     SHARES     AMOUNT     SHARES     AMOUNT    SHARES     AMOUNT    SHARES     AMOUNT
                                    --------   ---------   -------   --------   -------   --------   -------   --------
        GLOBAL LEADERS FUND

        Shares sold...............    13,917   $ 261,458     3,281   $ 61,403     6,343   $118,829       440   $  8,310

        Shares issued on
          reinvestment of
          distributions...........        52         975        17        312        32        597         2         40

        Shares redeemed...........    (3,945)    (73,564)     (256)    (4,776)     (470)    (8,627)     (115)    (2,174)
                                    --------   ---------   -------   --------   -------   --------   -------   --------

        Net Increase (Decrease)...    10,024   $ 188,869     3,042   $ 56,939     5,905   $110,799       327   $  6,176
                                    ========   =========   =======   ========   =======   ========   =======   ========

                                          CLASS A               CLASS B              CLASS C              CLASS Y
                                    --------------------   ------------------   ------------------   ------------------
                                     SHARES     AMOUNT     SHARES     AMOUNT    SHARES     AMOUNT    SHARES     AMOUNT
                                    --------   ---------   -------   --------   -------   --------   -------   --------
        STOCK FUND

        Shares sold...............    17,531   $ 413,116     7,798   $178,634    10,500   $240,753       162   $  3,894

        Shares issued on
          reinvestment of
          distributions...........       351       8,267       205      4,702       170      3,898        12        286

        Shares redeemed...........    (4,095)    (96,222)   (2,564)   (58,572)   (2,193)   (49,972)     (124)    (3,040)
                                    --------   ---------   -------   --------   -------   --------   -------   --------

        Net Increase (Decrease)...    13,787   $ 325,161     5,439   $124,764     8,477   $194,679        50   $  1,140
                                    ========   =========   =======   ========   =======   ========   =======   ========

                                          CLASS A               CLASS B              CLASS C              CLASS Y
                                    --------------------   ------------------   ------------------   ------------------
                                     SHARES     AMOUNT     SHARES     AMOUNT    SHARES     AMOUNT    SHARES     AMOUNT
                                    --------   ---------   -------   --------   -------   --------   -------   --------
        GROWTH AND INCOME FUND

        Shares sold...............     9,961   $ 136,117     1,916   $ 25,745     3,014   $ 40,620         2   $     26

        Shares issued on
          reinvestment of
          distributions...........        87       1,191        20        269        31        420        --          4

        Shares redeemed...........    (1,027)    (14,001)     (367)    (4,954)     (453)    (6,056)       (1)       (18)
                                    --------   ---------   -------   --------   -------   --------   -------   --------

        Net Increase (Decrease)...     9,021   $ 123,307     1,569   $ 21,060     2,592   $ 34,984         1   $     12
                                    ========   =========   =======   ========   =======   ========   =======   ========

                                          CLASS A               CLASS B              CLASS C              CLASS Y
                                    --------------------   ------------------   ------------------   ------------------
                                     SHARES     AMOUNT     SHARES     AMOUNT    SHARES     AMOUNT    SHARES     AMOUNT
                                    --------   ---------   -------   --------   -------   --------   -------   --------
        DIVIDEND AND GROWTH FUND

        Shares sold...............     4,922   $  82,124     1,074   $ 17,655     1,693   $ 27,856       285   $  4,854

        Shares issued on
          reinvestment of
          distributions...........       180       3,003        44        723        24        387        17        290

        Shares redeemed...........    (2,880)    (47,623)   (1,666)   (27,124)     (673)   (10,973)     (446)    (7,437)
                                    --------   ---------   -------   --------   -------   --------   -------   --------

        Net Increase (Decrease)...     2,222   $  37,504      (548)  $ (8,746)    1,044   $ 17,270      (144)  $ (2,293)
                                    ========   =========   =======   ========   =======   ========   =======   ========

                                          CLASS A               CLASS B              CLASS C              CLASS Y
                                    --------------------   ------------------   ------------------   ------------------
                                     SHARES     AMOUNT     SHARES     AMOUNT    SHARES     AMOUNT    SHARES     AMOUNT
                                    --------   ---------   -------   --------   -------   --------   -------   --------
        ADVISERS FUND

        Shares sold...............    17,230   $ 294,079     8,680   $146,388    10,045   $171,008       492   $  8,480

        Shares issued on
          reinvestment of
          distributions...........     1,007      17,136       568      9,580       365      6,212        89      1,541

        Shares redeemed...........    (6,588)   (112,269)   (4,782)   (80,527)   (4,085)   (69,335)     (788)   (13,520)
                                    --------   ---------   -------   --------   -------   --------   -------   --------

        Net Increase (Decrease)...    11,649   $ 198,946     4,466   $ 75,441     6,325   $107,885      (207)  $ (3,499)
                                    ========   =========   =======   ========   =======   ========   =======   ========

--------------------------------------------------------------------------------





                                          CLASS A               CLASS B              CLASS C              CLASS Y
                                    --------------------   ------------------   ------------------   ------------------
                                     SHARES     AMOUNT     SHARES     AMOUNT    SHARES     AMOUNT    SHARES     AMOUNT
                                    --------   ---------   -------   --------   -------   --------   -------   --------
        HIGH YIELD FUND

        Shares sold...............     1,224   $  11,516       402   $  3,778       778   $  7,321       137   $  1,284

        Shares issued on
          reinvestment of
          distributions...........       145       1,354        36        337        44        407        18        168

        Shares redeemed...........      (598)     (5,625)     (325)    (3,076)     (649)    (6,100)      (67)      (633)
                                    --------   ---------   -------   --------   -------   --------   -------   --------

        Net Increase (Decrease)...       771   $   7,245       113   $  1,039       173   $  1,628        88   $    819
                                    ========   =========   =======   ========   =======   ========   =======   ========

                                          CLASS A               CLASS B              CLASS C              CLASS Y
                                    --------------------   ------------------   ------------------   ------------------
                                     SHARES     AMOUNT     SHARES     AMOUNT    SHARES     AMOUNT    SHARES     AMOUNT
                                    --------   ---------   -------   --------   -------   --------   -------   --------
        BOND INCOME STRATEGY FUND

        Shares sold...............     6,358   $  64,219       577   $  5,748       909   $  9,083       339   $  3,429

        Shares issued on
          reinvestment of
          distributions...........       168       1,682        78        773        56        563       141      1,424

        Shares redeemed...........    (8,619)    (86,558)     (623)    (6,198)   (1,122)   (11,174)     (319)    (3,202)
                                    --------   ---------   -------   --------   -------   --------   -------   --------

        Net Increase (Decrease)...    (2,093)  $ (20,657)       32   $    323      (157)  $ (1,528)      161   $  1,651
                                    ========   =========   =======   ========   =======   ========   =======   ========

                                          CLASS A               CLASS B              CLASS C              CLASS Y
                                    --------------------   ------------------   ------------------   ------------------
                                     SHARES     AMOUNT     SHARES     AMOUNT    SHARES     AMOUNT    SHARES     AMOUNT
                                    --------   ---------   -------   --------   -------   --------   -------   --------
        MONEY MARKET FUND

        Shares sold...............   244,226   $ 244,226    20,036   $ 20,037    20,662   $ 20,662    27,666   $ 27,667

        Shares issued on
          reinvestment of
          distributions...........     1,687       1,687       561        561       298        298       645        645

        Shares redeemed...........  (246,679)   (246,679)  (31,385)   (31,385)  (24,022)   (24,022)  (18,939)   (18,939)
                                    --------   ---------   -------   --------   -------   --------   -------   --------

        Net Increase (Decrease)...      (766)  $    (766)  (10,788)  $(10,787)   (3,062)  $ (3,062)    9,372   $  9,373
                                    ========   =========   =======   ========   =======   ========   =======   ========

8.   RECLASSIFICATION OF CAPITAL ACCOUNTS:

     In accordance with American Institute of Certified Public Accountants Statement of Position 93-2, Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies, the Funds have recorded several reclassifications in their capital accounts. These reclassifications had no impact on the net asset value of the Funds and are designed generally to present accumulated undistributed (distribution in excess of) net investment income and realized gain on investments on a tax basis which is considered to be more informative to the shareholder. The reclassifications are a result of permanent differences between GAAP and tax accounting for such items as foreign currency and passive foreign investment company
     (PFIC) income classifications, and net operating losses that reduce capital gain distribution requirements. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Funds' distributions may be shown in the accompanying Statement of Changes in Net Assets as from investment income, from net realized gains on investments or from capital depending on the type of book and tax

 THE HARTFORD MUTUAL FUNDS, INC.
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 FOR THE SIX MONTHS ENDED APRIL 30, 2001
 (000'S OMITTED)
--------------------------------------------------------------------------------





     differences that exist. For the ten months ended October 31, 2000, the Funds recorded the following reclassifications to increase (decrease) the accounts listed below.

                                                                                       ACCUMULATED
                                                                     ACCUMULATED      UNDISTRIBUTED
                                                                    UNDISTRIBUTED     (DISTRIBUTION
                                                                    (DISTRIBUTIONS    IN EXCESS OF)
                                                                    IN EXCESS OF)     NET REALIZED
                                                                    NET INVESTMENT       GAIN ON       PAID-IN
                                                                        INCOME         INVESTMENTS     SURPLUS
                                                                    --------------    -------------    -------
        Global Health Fund........................................     $   161          $   (161)      $    --

        Global Technology Fund....................................         438               438            --

        Small Company Fund........................................       2,610                --        (2,610)

        Capital Appreciation Fund.................................      14,718           (14,718)           --

        MidCap Fund...............................................       4,566            (4,566)           --

        International Opportunities Fund..........................        (321)              321            --

        Global Leaders Fund.......................................       1,061            (1,061)           --

        Stock Fund................................................       8,505            (8,505)           --

        Growth and Income Fund....................................         786              (786)           --

        Dividend and Growth Fund..................................          (9)                9            --

        Advisers Fund.............................................         (30)               30            --

        High Yield Fund...........................................          (7)                7            --

        Bond Income Strategy Fund.................................        (245)              245            --

9.   CAPITAL LOSS CARRYOVER:

     As of October 31, 2000 (tax year-end), the following Funds had capital loss forwards for U.S. federal tax purposes of approximately:

                                                                        YEAR OF
                            FUND                              AMOUNT   EXPIRATION
------------------------------------------------------------  ------   ----------
High Yield Fund.............................................  $ 151       2007
High Yield Fund.............................................  1,611       2008
Bond Income Strategy Fund...................................  1,559       2007
Bond Income Strategy Fund...................................  2,440       2008

10. LINE OF CREDIT:

     The Funds participate in a $500,000,000 committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, the Funds are required to own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on borrowings varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment, which has not been utilized. As of April 30, 2001, the Funds did not have any borrowings under these facilities.

--------------------------------------------------------------------------------





11. REVERSE STOCK SPLIT FOR CLASS C:

     On February 11, 1999, a reverse stock split was declared for Class C of each of the following Funds, using the following reverse split percentages:

                                                           REVERSE SPLIT
                          FUND                              PERCENTAGES
---------------------------------------------------------  -------------
Small Company Fund.......................................    80.784331%
Capital Appreciation Fund................................    50.849102
MidCap Fund..............................................    89.020270
International Opportunities Fund.........................    81.545064
Stock Fund...............................................    53.974026
Growth and Income Fund...................................    98.582817
Dividend and Growth Fund.................................    62.727844
Advisers Fund............................................    64.258312
Bond Income Strategy Fund................................    93.451824

 THE HARTFORD MUTUAL FUNDS, INC.

 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------





                                  -- SELECTED PER-SHARE DATA(a) --
                                  -----------------------------------------------------------------------------------------------
                                                           NET REALIZED
                                                               AND                                  DISTRIBUTIONS
                                  NET ASSET      NET        UNREALIZED                 DIVIDENDS        FROM
                                  VALUE AT    INVESTMENT       GAIN       TOTAL FROM    FROM NET      REALIZED      DISTRIBUTIONS
                                  BEGINNING     INCOME      (LOSS) ON     INVESTMENT   INVESTMENT      CAPITAL          FROM
                                  OF PERIOD     (LOSS)     INVESTMENTS    OPERATIONS     INCOME         GAINS          CAPITAL
                                  ---------   ----------   ------------   ----------   ----------   -------------   -------------
THE HARTFORD GLOBAL
 COMMUNICATIONS FUND
   For the Six Months Ended
     April 30, 2001 (Unaudited)
   Class A......................   $10.00       $(0.01)       $(3.12)       $(3.13)      $   --        $   --          $   --
   Class B......................    10.00        (0.03)        (3.12)        (3.15)          --            --              --
   Class C......................    10.00        (0.04)        (3.12)        (3.16)          --            --              --
   Class Y......................    10.00           --         (3.12)        (3.12)          --            --              --
THE HARTFORD GLOBAL FINANCIAL
 SERVICES FUND
   For the Six Months Ended
     April 30, 2001 (Unaudited)
   Class A......................    10.00         0.02          0.26          0.28           --            --              --
   Class B......................    10.00        (0.01)         0.25          0.24           --            --              --
   Class C......................    10.00        (0.01)         0.25          0.24           --            --              --
   Class Y......................    10.00         0.04          0.26          0.30           --            --              --
THE HARTFORD GLOBAL HEALTH FUND
   For the Six Months Ended
     April 30, 2001 (Unaudited)
   Class A......................    13.86        (0.02)        (0.10)        (0.12)          --         (0.55)             --
   Class B......................    13.81        (0.04)        (0.13)        (0.17)          --         (0.55)             --
   Class C......................    13.81        (0.05)        (0.12)        (0.17)          --         (0.55)             --
   Class Y......................    13.89           --         (0.10)        (0.10)          --         (0.55)             --
   From inception May 1, 2000,
     through October 31, 2000
   Class A......................    10.00        (0.01)         3.87          3.86           --            --              --
   Class B......................    10.00        (0.04)         3.85          3.81           --            --              --
   Class C......................    10.00        (0.04)         3.85          3.81           --            --              --
   Class Y......................    10.00         0.01          3.88          3.89           --            --              --
THE HARTFORD GLOBAL TECHNOLOGY
 FUND
   For the Six Months Ended
     April 30, 2001 (Unaudited)
   Class A......................     8.72        (0.02)        (2.78)        (2.80)          --         (0.08)             --
   Class B......................     8.68        (0.03)        (2.78)        (2.81)          --         (0.08)             --
   Class C......................     8.68        (0.03)        (2.78)        (2.81)          --         (0.08)             --
   Class Y......................     8.73        (0.01)        (2.77)        (2.78)          --         (0.08)             --
   From inception May 1, 2000,
     through October 31, 2000
   Class A......................    10.00        (0.05)        (1.23)        (1.28)          --            --              --
   Class B......................    10.00        (0.07)        (1.25)        (1.32)          --            --              --
   Class C......................    10.00        (0.06)        (1.26)        (1.32)          --            --              --
   Class Y......................    10.00        (0.02)        (1.25)        (1.27)          --            --              --
THE HARTFORD SMALL COMPANY FUND
   For the Six Months Ended
     April 30, 2001 (Unaudited)
   Class A......................    18.08        (0.02)        (2.95)        (2.97)          --         (0.59)             --
   Class B......................    17.49        (0.06)        (2.86)        (2.92)          --         (0.59)             --
   Class C......................    17.51        (0.08)        (2.85)        (2.93)          --         (0.59)             --
   Class Y......................    18.50           --         (3.01)        (3.01)          --         (0.59)             --
   For the Ten Months Ended
     October 31, 2000
   Class A......................    20.48        (0.04)        (1.47)        (1.51)          --         (0.89)             --
   Class B......................    19.96        (0.11)        (1.47)        (1.58)          --         (0.89)             --
   Class C......................    19.97        (0.12)        (1.45)        (1.57)          --         (0.89)             --
   Class Y......................    20.84        (0.02)        (1.43)        (1.45)          --         (0.89)             --
   For the Year Ended December
     31, 1999
   Class A......................    13.31        (0.05)         8.52          8.47           --         (1.30)             --
   Class B......................    13.09        (0.09)         8.26          8.17           --         (1.30)             --
   Class C......................    13.09(f)     (0.08)(f)      8.26(f)       8.18(f)        --(f)      (1.30)(f)          --(f)
   Class Y......................    13.47        (0.03)         8.70          8.67           --         (1.30)             --
   For the Year Ended December
     31, 1998
   Class A......................    12.16        (0.06)         1.33          1.27           --         (0.12)             --
   Class B......................    12.04        (0.12)         1.29          1.17           --         (0.12)             --
   Class Y......................    12.24        (0.03)         1.38          1.35           --         (0.12)             --
   From inception August 1,
     1998, through December 31,
     1998
   Class C......................    12.49(f)     (0.02)(f)      0.62(f)       0.60(f)        --(f)         --(f)           --(f)
   For the Year Ended December
     31, 1997
   Class A......................    10.68        (0.02)         2.05          2.03           --         (0.55)             --
   Class B......................    10.65        (0.03)         1.97          1.94           --         (0.55)             --
   Class Y......................    10.71        (0.01)         2.09          2.08           --         (0.55)             --
   From inception July 1, 1996
     to December 31, 1996
   Class A......................    10.00        (0.02)         1.42          1.40           --         (0.72)             --
   Class B......................    10.00        (0.02)         1.39          1.37           --         (0.72)             --
   Class Y......................    10.00           --          1.43          1.43           --         (0.72)             --

---------------
(a) Information presented relates to a share of capital outstanding throughout the indicated period.
(b) Annualized.
(c) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(d) Not annualized.
(e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f) Per share amounts have been restated to reflect a reverse stock split for Class C shares effective February 11, 1999 (See Note 11).

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




                                                        -- RATIOS AND SUPPLEMENTAL DATA --
          -----------------------------------------------------------------------------------------------
                                                                                            RATIO OF
                                                                                            EXPENSES
                                                                        NET ASSETS         TO AVERAGE
                          NET INCREASE      NET ASSET                   AT END OF          NET ASSETS
              TOTAL       (DECREASE) IN     VALUE AT        TOTAL         PERIOD       BEFORE WAIVERS AND
          DISTRIBUTIONS    NET ASSETS     END OF PERIOD   RETURN(c)   (IN THOUSANDS)     REIMBURSEMENTS
          -------------   -------------   -------------   ---------   --------------   ------------------
             $   --          $(3.13)         $ 6.87        (31.50)%      $  5,363              1.71%(b)
                 --           (3.15)           6.85        (31.50)            951              2.36(b)
                 --           (3.16)           6.84        (31.60)            823              2.36(b)
                 --           (3.12)           6.88        (31.20)            688              1.21(b)
                 --            0.28           10.28          2.80           8,407              1.80(b)
                 --            0.24           10.24          2.40           1,447              2.45(b)
                 --            0.24           10.24          2.40           1,387              2.45(b)
                 --            0.30           10.30          3.00           1,030              1.30(b)
              (0.55)          (0.67)          13.19         (0.99)         75,745              1.60(b)
              (0.55)          (0.72)          13.09         (1.37)         33,660              2.26(b)
              (0.55)          (0.72)          13.09         (1.37)         37,497              2.25(b)
              (0.55)          (0.65)          13.24         (0.84)          3,244              1.12(b)
                 --            3.86           13.86         38.74(d)       44,917              1.72(b)
                 --            3.81           13.81         38.24(d)       20,574              2.43(b)
                 --            3.81           13.81         38.24(d)       26,830              2.40(b)
                 --            3.89           13.89         39.04(d)        2,507              1.20(b)
              (0.08)          (2.88)           5.84        (32.37)         33,040              1.69(b)
              (0.08)          (2.89)           5.79        (32.64)         14,545              2.36(b)
              (0.08)          (2.89)           5.79        (32.64)         21,719              2.33(b)
              (0.08)          (2.86)           5.87        (32.10)          5,965              1.14(b)
                 --           (1.28)           8.72        (14.26)(d)      33,221              1.77(b)
                 --           (1.32)           8.68        (14.65)(d)      15,676              2.46(b)
                 --           (1.32)           8.68        (14.65)(d)      21,615              2.43(b)
                 --           (1.27)           8.73        (14.16)(d)       4,677              1.32(b)
              (0.59)          (3.56)          14.52        (16.96)        143,872              1.50(b)
              (0.59)          (3.51)          13.98        (17.26)         60,868              2.16(b)
              (0.59)          (3.52)          13.99        (17.30)         64,467              2.16(b)
              (0.59)          (3.60)          14.90        (16.79)         39,216              0.97(b)
              (0.89)          (2.40)          18.08         (7.70)(d)     164,280              1.50(b)
              (0.89)          (2.47)          17.49         (8.26)(d)      71,323              2.16(b)
              (0.89)          (2.46)          17.51         (8.21)(d)      77,337              2.16(b)
              (0.89)          (2.34)          18.50         (7.27)(d)      46,205              0.96(b)
              (1.30)           7.17           20.48         65.66         109,559              1.51
              (1.30)           6.87           19.96         64.46          53,358              2.15
              (1.30)(f)        6.88(f)        19.97(f)      64.58          37,672              2.20
              (1.30)           7.37           20.84         66.37          39,536              0.99
              (0.12)           1.15           13.31         10.46          37,623              1.57
              (0.12)           1.05           13.09          9.73          18,345              2.22
              (0.12)           1.23           13.47         11.05          13,004              1.02
                 --(f)         0.60(f)        13.09(f)       4.80(d)        2,765              2.46(b)
              (0.55)           1.48           12.16         19.28          19,391              1.82
              (0.55)           1.39           12.04         18.49           9,694              2.53
              (0.55)           1.53           12.24         19.69           9,062              1.30
              (0.72)           0.68           10.68         14.11(d)        4,673              4.29(b)
              (0.72)           0.65           10.65         13.81(d)          241             20.03(b)
              (0.72)           0.71           10.71         14.41(d)           72            115.33(b)

               -- RATIOS AND SUPPLEMENTAL DATA --
           ------------------------------------------
               RATIO OF         RATIO OF
               EXPENSES           NET
              TO AVERAGE       INVESTMENT
              NET ASSETS         INCOME     PORTFOLIO
           AFTER WAIVERS AND   TO AVERAGE   TURNOVER
            REIMBURSEMENTS     NET ASSETS    RATE(e)
           -----------------   ----------   ---------
                 1.66%(b)        (0.43)%(b)    37.3%
                 2.36(b)         (1.13)(b)       --
                 2.36(b)         (1.13)(b)       --
                 1.21(b)          0.02(b)        --
                 1.75(b)          0.31(b)      49.5
                 2.45(b)         (0.39)(b)       --
                 2.45(b)         (0.39)(b)       --
                 1.30(b)          0.77(b)        --
                 1.55(b)         (0.38)(b)     28.2
                 2.26(b)         (1.09)(b)       --
                 2.25(b)         (1.08)(b)       --
                 1.12(b)          0.05(b)        --
                 1.65(b)         (0.33)(b)     92.0
                 2.35(b)         (1.03)(b)       --
                 2.35(b)         (1.03)(b)       --
                 1.20(b)          0.12(b)        --
                 1.64(b)         (1.12)(b)    135.7
                 2.36(b)         (1.85)(b)       --
                 2.33(b)         (1.81)(b)       --
                 1.14(b)         (0.62)(b)       --
                 1.65(b)         (1.36)(b)    103.7
                 2.35(b)         (2.07)(b)       --
                 2.35(b)         (2.07)(b)       --
                 1.20(b)         (0.92)(b)       --
                 1.45(b)         (0.52)(b)    103.9
                 2.16(b)         (1.23)(b)       --
                 2.16(b)         (1.22)(b)       --
                 0.97(b)         (0.03)(b)       --
                 1.45(b)         (0.72)(b)    158.2
                 2.16(b)         (1.42)(b)       --
                 2.16(b)         (1.42)(b)       --
                 0.96(b)         (0.23)(b)       --
                 1.45            (0.92)       176.7
                 2.15            (1.62)          --
                 2.15            (1.61)          --
                 0.99            (0.46)          --
                 1.45            (0.79)       266.8
                 2.15            (1.49)          --
                 1.00            (0.33)          --
                 2.15(b)         (1.49)(b)       --
                 1.45            (0.61)       255.4
                 2.15            (1.30)          --
                 1.00            (0.14)          --
                 1.45(b)         (0.60)(b)     69.9
                 2.15(b)         (1.30)(b)       --
                 1.00(b)          0.03(b)        --

 THE HARTFORD MUTUAL FUNDS, INC.

 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------





                                  -- SELECTED PER-SHARE DATA(a) --
                                  -----------------------------------------------------------------------------------------------
                                                           NET REALIZED
                                                               AND                                  DISTRIBUTIONS
                                  NET ASSET      NET        UNREALIZED                 DIVIDENDS        FROM
                                  VALUE AT    INVESTMENT       GAIN       TOTAL FROM    FROM NET      REALIZED      DISTRIBUTIONS
                                  BEGINNING     INCOME      (LOSS) ON     INVESTMENT   INVESTMENT      CAPITAL          FROM
                                  OF PERIOD     (LOSS)     INVESTMENTS    OPERATIONS     INCOME         GAINS          CAPITAL
                                  ---------   ----------   ------------   ----------   ----------   -------------   -------------
THE HARTFORD CAPITAL
 APPRECIATION FUND
   For the Six Months Ended
     April 30, 2001 (Unaudited)
   Class A......................   $33.20       $ 0.02        $ 0.26        $ 0.28       $   --        $(3.96)         $   --
   Class B......................    32.14           --          0.16          0.16           --         (3.96)             --
   Class C......................    32.10        (0.04)         0.20          0.16           --         (3.96)             --
   Class Y......................    33.94         0.02          0.33          0.35           --         (3.96)             --
   For the Ten Months Ended
     October 31, 2000
   Class A......................    31.72        (0.01)         3.15          3.14           --         (1.66)             --
   Class B......................    30.92        (0.12)         3.00          2.88           --         (1.66)             --
   Class C......................    30.89        (0.15)         3.02          2.87           --         (1.66)             --
   Class Y......................    32.27         0.03          3.30          3.33           --         (1.66)             --
   For the Year Ended December
     31, 1999
   Class A......................    20.42        (0.07)        13.28         13.21           --         (1.91)             --
   Class B......................    20.08        (0.19)        12.94         12.75           --         (1.91)             --
   Class C......................    20.08(f)     (0.12)(f)     12.84(f)      12.72(f)        --(f)      (1.91)(f)          --(f)
   Class Y......................    20.66           --         13.52         13.52           --         (1.91)             --
   For the Year Ended December
     31, 1998
   Class A......................    19.90        (0.10)         0.75          0.65           --         (0.13)             --
   Class B......................    19.71        (0.21)         0.71          0.50           --         (0.13)             --
   Class Y......................    20.05        (0.06)         0.80          0.74           --         (0.13)             --
   From inception August 1,
     1998, through December 31,
     1998
   Class C......................    19.67(f)     (0.06)(f)      0.47(f)       0.41(f)        --(f)         --(f)           --(f)
   For the Year Ended December
     31, 1997
   Class A......................    13.36        (0.03)         7.34          7.31           --         (0.77)             --
   Class B......................    13.32        (0.06)         7.22          7.16           --         (0.77)             --
   Class Y......................    13.38        (0.03)         7.47          7.44           --         (0.77)             --
   From inception July 1, 1996
     to December 31, 1996
   Class A......................    10.00        (0.03)         3.80          3.77           --         (0.41)             --
   Class B......................    10.00        (0.02)         3.75          3.73           --         (0.41)             --
   Class Y......................    10.00           --          3.79          3.79           --         (0.41)             --
THE HARTFORD MIDCAP FUND
   For the Six Months Ended
     April 30, 2001 (Unaudited)
   Class A......................    22.42         0.01         (1.76)        (1.75)          --         (1.92)             --
   Class B......................    21.96           --         (1.78)        (1.78)          --         (1.92)             --
   Class C......................    21.96        (0.02)        (1.75)        (1.77)          --         (1.92)             --
   Class Y......................    22.72         0.01         (1.75)        (1.74)          --         (1.92)             --
   For the Ten Months Ended
     October 31, 2000
   Class A......................    17.78        (0.03)         5.37          5.34           --         (0.70)             --
   Class B......................    17.54        (0.07)         5.19          5.12           --         (0.70)             --
   Class C......................    17.53        (0.10)         5.23          5.13           --         (0.70)             --
   Class Y......................    17.94        (0.01)         5.49          5.48           --         (0.70)             --
   For the Year Ended December
     31, 1999
   Class A......................    12.30        (0.03)         6.08          6.05           --         (0.57)             --
   Class B......................    12.22        (0.03)         5.92          5.89           --         (0.57)             --
   Class C......................    12.21(f)     (0.04)(f)      5.93(f)       5.89(f)        --(f)      (0.57)(f)          --(f)
   Class Y......................    12.35        (0.02)         6.18          6.16           --         (0.57)             --
   For the Year Ended December
     31, 1998
   Class A......................    10.00        (0.05)         2.35          2.30           --            --              --
   Class B......................    10.00        (0.10)         2.32          2.22           --            --              --
   Class Y......................    10.00        (0.02)         2.37          2.35           --            --              --
   From inception August 1,
     1998, through December 31,
     1998
   Class C......................    11.23(f)     (0.03)(f)      1.01(f)       0.98(f)        --(f)         --(f)           --(f)

---------------
(a) Information presented relates to a share of capital outstanding throughout the indicated period.
(b) Annualized.
(c) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(d) Not annualized.
(e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f) Per share amounts have been restated to reflect a reverse stock split for Class C shares effective February 11, 1999 (See Note 11).

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




                                                        -- RATIOS AND SUPPLEMENTAL DATA --
---------------------------------------------------------------------------------------------------------
                                                                                            RATIO OF
                                                                                            EXPENSES
                                                                        NET ASSETS         TO AVERAGE
                          NET INCREASE      NET ASSET                   AT END OF          NET ASSETS
              TOTAL       (DECREASE) IN     VALUE AT        TOTAL         PERIOD       BEFORE WAIVERS AND
          DISTRIBUTIONS    NET ASSETS     END OF PERIOD   RETURN(c)   (IN THOUSANDS)     REIMBURSEMENTS
          -------------   -------------   -------------   ---------   --------------   ------------------
             $(3.96)         $(3.68)         $29.52          1.12%      $1,573,907            1.29%(b)
              (3.96)          (3.80)          28.34          0.74          928,601            1.95(b)
              (3.96)          (3.80)          28.30          0.74          623,802            1.93(b)
              (3.96)          (3.61)          30.33          1.32           93,371            0.79(b)
              (1.66)           1.48           33.20         10.18(d)     1,309,836            1.32(b)
              (1.66)           1.22           32.14          9.59(d)       826,495            1.97(b)
              (1.66)           1.21           32.10          9.56(d)       494,391            1.99(b)
              (1.66)           1.67           33.94         10.60(d)        89,477            0.80(b)
              (1.91)          11.30           31.72         66.76          797,656            1.38
              (1.91)          10.84           30.92         65.58          569,201            2.02
              (1.91)(f)       10.81(f)        30.89(f)      65.44          191,466            2.09
              (1.91)          11.61           32.27         67.49           64,688            0.87
              (0.13)           0.52           20.42          3.26          364,951            1.49
              (0.13)           0.37           20.08          2.52          290,756            2.15
              (0.13)           0.61           20.66          3.68           27,700            0.96
                 --(f)         0.41(f)        20.08(f)       2.10(d)        15,231            2.29(b)
              (0.77)           6.54           19.90         55.11          233,601            1.69
              (0.77)           6.39           19.71         54.15          174,392            2.38
              (0.77)           6.67           20.05         56.00           26,693            1.13
              (0.41)           3.36           13.36         37.75(d)         9,028            4.15(b)
              (0.41)           3.32           13.32         37.35(d)           889            9.05(b)
              (0.41)           3.38           13.38         37.95(d)           107           93.64(b)
              (1.92)          (3.67)          18.75         (8.37)         591,557            1.37(b)
              (1.92)          (3.70)          18.26         (8.72)         261,952            2.03(b)
              (1.92)          (3.69)          18.27         (8.67)         288,705            2.03(b)
              (1.92)          (3.66)          19.06         (8.21)          59,144            0.90(b)
              (0.70)           4.64           22.42         30.50(d)       425,686            1.48(b)
              (0.70)           4.42           21.96         29.72(d)       185,830            2.15(b)
              (0.70)           4.43           21.96         29.72(d)       217,965            2.14(b)
              (0.70)           4.78           22.72         31.01(d)        62,343            0.96(b)
              (0.57)           5.48           17.78         50.17          118,194            1.51
              (0.57)           5.32           17.54         49.10           50,301            2.17
              (0.57)(f)        5.32(f)        17.53(f)      49.22           48,310            2.22
              (0.57)           5.59           17.94         50.87           17,997            0.97
                 --            2.30           12.30         23.12           24,294            1.62
                 --            2.22           12.22         22.32            8,403            2.31
                 --            2.35           12.35         23.62            3,750            1.12
                 --(f)         0.98(f)        12.21(f)       8.70(d)         1,077            2.57(b)

               -- RATIOS AND SUPPLEMENTAL DATA --
---------  ------------------------------
               RATIO OF         RATIO OF
               EXPENSES           NET
              TO AVERAGE       INVESTMENT
              NET ASSETS         INCOME     PORTFOLIO
           AFTER WAIVERS AND   TO AVERAGE   TURNOVER
            REIMBURSEMENTS     NET ASSETS    RATE(e)
           -----------------   ----------   ---------
                 1.24%(b)        (0.34)%(b)    67.3%
                 1.95(b)         (1.05)(b)       --
                 1.93(b)         (1.04)(b)       --
                 0.79(b)          0.11(b)        --
                 1.27(b)         (0.42)(b)    129.8
                 1.97(b)         (1.12)(b)       --
                 1.99(b)         (1.14)(b)       --
                 0.80(b)          0.05(b)        --
                 1.33            (0.61)       169.0
                 2.02            (1.31)          --
                 2.09            (1.37)          --
                 0.87            (0.16)          --
                 1.44            (0.70)       123.4
                 2.15            (1.39)          --
                 0.96            (0.27)          --
                 2.15(b)         (1.34)(b)       --
                 1.45            (0.80)       119.6
                 2.15            (1.46)          --
                 1.00            (0.35)          --
                 1.45(b)         (0.70)(b)    150.0
                 2.15(b)         (1.53)(b)       --
                 1.00(b)          0.04(b)        --
                 1.32(b)         (0.44)(b)     62.5
                 2.03(b)         (1.14)(b)       --
                 2.03(b)         (1.14)(b)       --
                 0.90(b)         (0.01)(b)       --
                 1.43(b)         (0.80)(b)    110.4
                 2.15(b)         (1.52)(b)       --
                 2.14(b)         (1.51)(b)       --
                 0.96(b)         (0.33)(b)       --
                 1.45            (0.79)       122.5
                 2.15            (1.48)          --
                 2.15            (1.48)          --
                 0.97            (0.31)          --
                 1.45            (0.78)       139.0
                 2.15            (1.48)          --
                 1.00            (0.33)          --
                 2.15(b)         (1.45)(b)       --

 THE HARTFORD MUTUAL FUNDS, INC.

 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------





                                  -- SELECTED PER-SHARE DATA(a) --
                                  -----------------------------------------------------------------------------------------------
                                                           NET REALIZED
                                                               AND                                  DISTRIBUTIONS
                                  NET ASSET      NET        UNREALIZED                 DIVIDENDS        FROM
                                  VALUE AT    INVESTMENT       GAIN       TOTAL FROM    FROM NET      REALIZED      DISTRIBUTIONS
                                  BEGINNING     INCOME      (LOSS) ON     INVESTMENT   INVESTMENT      CAPITAL          FROM
                                  OF PERIOD     (LOSS)     INVESTMENTS    OPERATIONS     INCOME         GAINS          CAPITAL
                                  ---------   ----------   ------------   ----------   ----------   -------------   -------------
THE HARTFORD INTERNATIONAL
 OPPORTUNITIES FUND
   For the Six Months Ended
     April 30, 2001 (Unaudited)
   Class A......................   $13.03       $ 0.03        $(1.00)       $(0.97)      $   --        $(0.60)         $   --
   Class B......................    12.74        (0.02)        (0.97)        (0.99)          --         (0.60)             --
   Class C......................    12.68        (0.01)        (0.97)        (0.98)          --         (0.60)             --
   Class Y......................    13.19         0.04         (0.99)        (0.95)          --         (0.60)             --
   For the Ten Months Ended
     October 31, 2000
   Class A......................    15.43         0.08         (2.42)        (2.34)       (0.01)        (0.05)             --
   Class B......................    15.17         0.01         (2.39)        (2.38)       (0.00)        (0.05)             --
   Class C......................    15.10         0.07         (2.44)        (2.37)       (0.00)        (0.05)             --
   Class Y......................    15.56         0.12         (2.43)        (2.31)       (0.01)        (0.05)             --
   For the Year Ended December
     31, 1999
   Class A......................    11.89         0.06          4.46          4.52        (0.15)        (0.83)             --
   Class B......................    11.73         0.01          4.32          4.33        (0.06)        (0.83)             --
   Class C......................    11.74(f)     (0.02)(f)      4.33(f)       4.31(f)     (0.12)(f)     (0.83)(f)          --(f)
   Class Y......................    11.97         0.09          4.51          4.60        (0.18)        (0.83)             --
   For the Year Ended December
     31, 1998
   Class A......................    10.58         0.07          1.26          1.33        (0.02)           --              --
   Class B......................    10.49         0.01          1.23          1.24           --            --              --
   Class Y......................    10.62         0.12          1.27          1.39        (0.04)           --              --
   From inception August 1,
     1998, through December 31,
     1998
   Class C......................    12.26(f)     (0.01)(f)     (0.49)(f)     (0.50)(f)    (0.03)(f)        --(f)           --(f)
   For the Year Ended December
     31, 1997
   Class A......................    10.72         0.09         (0.01)         0.08        (0.05)        (0.17)             --
   Class B......................    10.69         0.07         (0.06)         0.01        (0.04)        (0.17)             --
   Class Y......................    10.73         0.15         (0.02)         0.13        (0.07)        (0.17)             --
   From inception July 1, 1996
     to December 31, 1996
   Class A......................    10.00         0.02          0.79          0.81        (0.06)        (0.03)             --
   Class B......................    10.00        (0.01)         0.80          0.79        (0.07)        (0.03)             --
   Class Y......................    10.00           --          0.84          0.84        (0.08)        (0.03)             --
THE HARTFORD GLOBAL LEADERS FUND
   For the Six Months Ended
     April 30, 2001 (Unaudited)
   Class A......................    17.55         0.02         (1.95)        (1.93)          --         (0.16)             --
   Class B......................    17.29        (0.03)        (1.92)        (1.95)          --         (0.16)             --
   Class C......................    17.30        (0.04)        (1.92)        (1.96)          --         (0.16)             --
   Class Y......................    17.73         0.04         (1.95)        (1.91)          --         (0.16)             --
   For the Ten Months Ended
     October 31, 2000
   Class A......................    18.56           --         (0.92)        (0.92)          --         (0.09)             --
   Class B......................    18.40        (0.06)        (0.96)        (1.02)          --         (0.09)             --
   Class C......................    18.40        (0.06)        (0.95)        (1.01)          --         (0.09)             --
   Class Y......................    18.68         0.03         (0.89)        (0.86)          --         (0.09)             --
   For the Year Ended December
     31, 1999
   Class A......................    12.67           --          6.01          6.01           --         (0.12)             --
   Class B......................    12.65        (0.02)         5.89          5.87           --         (0.12)             --
   Class C......................    12.65        (0.02)         5.89          5.87           --         (0.12)             --
   Class Y......................    12.69         0.03          6.08          6.11           --         (0.12)             --
   From inception September 30,
     1998, through December 31,
     1998
   Class A......................    10.00        (0.01)         3.03          3.02           --         (0.35)             --
   Class B......................    10.00        (0.02)         3.02          3.00           --         (0.35)             --
   Class C......................    10.00        (0.02)         3.02          3.00           --         (0.35)             --
   Class Y......................    10.00         0.01          3.03          3.04           --         (0.35)             --

---------------
(a) Information presented relates to a share of capital outstanding throughout the indicated period.
(b) Annualized.
(c) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(d) Not annualized.
(e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f) Per share amounts have been restated to reflect a reverse stock split for Class C shares effective February 11, 1999 (See Note 11).

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




                                                        -- RATIOS AND SUPPLEMENTAL DATA --
          -----------------------------------------------------------------------------------------------
                                                                                            RATIO OF
                                                                                            EXPENSES
                                                                        NET ASSETS         TO AVERAGE
                          NET INCREASE      NET ASSET                   AT END OF          NET ASSETS
              TOTAL       (DECREASE) IN     VALUE AT        TOTAL         PERIOD       BEFORE WAIVERS AND
          DISTRIBUTIONS    NET ASSETS     END OF PERIOD   RETURN(c)   (IN THOUSANDS)     REIMBURSEMENTS
          -------------   -------------   -------------   ---------   --------------   ------------------
             $(0.60)         $(1.57)         $11.46         (7.81)%      $ 91,684              1.58%(b)
              (0.60)          (1.59)          11.15         (8.16)         23,606              2.27(b)
              (0.60)          (1.58)          11.10         (8.12)         24,220              2.24(b)
              (0.60)          (1.55)          11.64         (7.56)         20,551              1.07(b)
              (0.06)          (2.40)          13.03        (15.18)(d)      89,309              1.60(b)
              (0.05)          (2.43)          12.74        (15.70)(d)      25,872              2.29(b)
              (0.05)          (2.42)          12.68        (15.70)(d)      26,912              2.27(b)
              (0.06)          (2.37)          13.19        (14.91)(d)      22,454              1.06(b)
              (0.98)           3.54           15.43         39.13          63,281              1.61
              (0.89)           3.44           15.17         38.11          22,835              2.26
              (0.95)(f)        3.36(f)        15.10(f)      37.98          13,514              2.31
              (1.01)           3.59           15.56         39.63          25,403              1.11
              (0.02)           1.31           11.89         12.53          32,014              1.89
                 --            1.24           11.73         11.82          11,767              2.56
              (0.04)           1.35           11.97         13.11          10,860              1.36
              (0.03)(f)       (0.53)(f)       11.74(f)      (4.05)(d)       1,379              2.83(b)
              (0.22)          (0.14)          10.58          0.84          15,701              2.30
              (0.21)          (0.20)          10.49          0.12           7,188              3.03
              (0.24)          (0.11)          10.62          1.31           6,422              1.76
              (0.09)           0.72           10.72          8.14(d)        4,294              5.40(b)
              (0.10)           0.69           10.69          7.86(d)          163             32.61(b)
              (0.11)           0.73           10.73          8.36(d)           64            126.52(b)
              (0.16)          (2.09)          15.46        (11.09)        276,655              1.49(b)
              (0.16)          (2.11)          15.18        (11.38)         74,974              2.18(b)
              (0.16)          (2.12)          15.18        (11.43)        129,126              2.16(b)
              (0.16)          (2.07)          15.66        (10.86)          9,065              1.01(b)
              (0.09)          (1.01)          17.55         (4.98)(d)     255,959              1.53(b)
              (0.09)          (1.11)          17.29         (5.56)(d)      75,702              2.22(b)
              (0.09)          (1.10)          17.30         (5.51)(d)     142,549              2.19(b)
              (0.09)          (0.95)          17.73         (4.62)(d)      10,001              1.01(b)
              (0.12)           5.89           18.56         47.68          84,632              1.62
              (0.12)           5.75           18.40         46.64          24,588              2.29
              (0.12)           5.75           18.40         46.64          43,012              2.33
              (0.12)           5.99           18.68         48.39           4,423              1.10
              (0.35)           2.67           12.67         30.36(d)        3,771              2.71(b)
              (0.35)           2.65           12.65         30.16(d)          486              3.55(b)
              (0.35)           2.65           12.65         30.16(d)          517              3.57(b)
              (0.35)           2.69           12.69         30.57(d)          392              2.46(b)

               -- RATIOS AND SUPPLEMENTAL DATA --
           ------------------------------------------
               RATIO OF         RATIO OF
               EXPENSES           NET
              TO AVERAGE       INVESTMENT
              NET ASSETS         INCOME     PORTFOLIO
           AFTER WAIVERS AND   TO AVERAGE   TURNOVER
            REIMBURSEMENTS     NET ASSETS    RATE(e)
           -----------------   ----------   ---------
                 1.53%(b)         0.48%(b)     91.6%
                 2.27(b)         (0.26)(b)       --
                 2.24(b)         (0.23)(b)       --
                 1.07(b)          0.94(b)        --
                 1.55(b)          0.64(b)     120.9
                 2.29(b)         (0.09)(b)       --
                 2.27(b)         (0.07)(b)       --
                 1.06(b)          1.13(b)        --
                 1.56             0.61        128.3
                 2.26            (0.09)          --
                 2.31            (0.13)          --
                 1.11             1.07           --
                 1.65             0.69        148.6
                 2.35             0.01           --
                 1.20             1.17           --
                 2.35(b)         (0.71)(b)       --
                 1.65             0.88         59.2
                 2.35            (0.05)          --
                 1.20             1.33           --
                 1.65(b)          0.51(b)      21.5
                 2.35(b)         (0.86)(b)       --
                 1.20(b)          0.57(b)        --
                 1.44(b)          0.17(b)     206.2
                 2.18(b)         (0.57)(b)       --
                 2.16(b)         (0.55)(b)       --
                 1.01(b)          0.60(b)        --
                 1.48(b)         (0.06)(b)    290.0
                 2.22(b)         (0.80)(b)       --
                 2.19(b)         (0.77)(b)       --
                 1.01(b)          0.41(b)        --
                 1.57            (0.15)       203.7
                 2.29            (0.86)          --
                 2.33            (0.89)          --
                 1.10             0.32           --
                 1.65(b)         (0.19)(b)     49.0
                 2.35(b)         (0.92)(b)       --
                 2.35(b)         (0.90)(b)       --
                 1.20(b)          0.31(b)        --

 THE HARTFORD MUTUAL FUNDS, INC.

 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------





                                  -- SELECTED PER-SHARE DATA(a) --
                                  -----------------------------------------------------------------------------------------------
                                                           NET REALIZED
                                                               AND                                  DISTRIBUTIONS
                                  NET ASSET      NET        UNREALIZED                 DIVIDENDS        FROM
                                  VALUE AT    INVESTMENT       GAIN       TOTAL FROM    FROM NET      REALIZED      DISTRIBUTIONS
                                  BEGINNING     INCOME      (LOSS) ON     INVESTMENT   INVESTMENT      CAPITAL          FROM
                                  OF PERIOD     (LOSS)     INVESTMENTS    OPERATIONS     INCOME         GAINS          CAPITAL
                                  ---------   ----------   ------------   ----------   ----------   -------------   -------------
THE HARTFORD STOCK FUND
   For the Six Months Ended
     April 30, 2001 (Unaudited)
   Class A......................   $23.40       $ 0.01        $(2.27)       $(2.26)      $   --        $(1.06)         $   --
   Class B......................    22.69        (0.03)        (2.23)        (2.26)          --         (1.06)             --
   Class C......................    22.68        (0.03)        (2.22)        (2.25)          --         (1.06)             --
   Class Y......................    23.85         0.04         (2.30)        (2.26)          --         (1.06)             --
   For the Ten Months Ended
     October 31, 2000
   Class A......................    23.64        (0.03)        (0.00)        (0.03)          --         (0.21)             --
   Class B......................    23.06        (0.12)        (0.04)        (0.16)          --         (0.21)             --
   Class C......................    23.05        (0.11)        (0.05)        (0.16)          --         (0.21)             --
   Class Y......................    23.99         0.05          0.02          0.07           --         (0.21)             --
   For the Year Ended December
     31, 1999
   Class A......................    19.70           --          4.36          4.36           --         (0.42)             --
   Class B......................    19.36        (0.07)         4.19          4.12           --         (0.42)             --
   Class C......................    19.36(f)     (0.08)(f)      4.19(f)       4.11(f)        --(f)      (0.42)(f)          --(f)
   Class Y......................    19.89        (0.01)         4.53          4.52           --         (0.42)             --
   For the Year Ended December
     31, 1998
   Class A......................    15.16        (0.01)         4.75          4.74           --         (0.19)          (0.01)
   Class B......................    15.01        (0.05)         4.60          4.55           --         (0.19)          (0.01)
   Class Y......................    15.25         0.06          4.78          4.84           --         (0.19)          (0.01)
   From inception August 1,
     1998, through December 31,
     1998
   Class C......................    18.53(f)     (0.02)(f)      1.22(f)       1.20(f)        --(f)      (0.35)(f)       (0.02)(f)
   For the Year Ended December
     31, 1997
   Class A......................    11.53           --          3.66          3.66           --         (0.03)             --
   Class B......................    11.50        (0.02)         3.56          3.54           --         (0.03)             --
   Class Y......................    11.55         0.03          3.70          3.73           --         (0.03)             --
   From inception July 1, 1996
     to December 31, 1996
   Class A......................    10.00         0.02          1.53          1.55        (0.02)           --              --
   Class B......................    10.00           --          1.52          1.52        (0.02)           --              --
   Class Y......................    10.00         0.01          1.57          1.58        (0.03)           --              --
THE HARTFORD GROWTH AND INCOME
 FUND
   For the Six Months Ended
     April 30, 2001 (Unaudited)
   Class A......................    13.63           --         (1.06)        (1.06)          --         (0.52)             --
   Class B......................    13.40        (0.02)        (1.06)        (1.08)          --         (0.52)             --
   Class C......................    13.41        (0.02)        (1.06)        (1.08)          --         (0.52)             --
   Class Y......................    13.78         0.01         (1.05)        (1.04)          --         (0.52)             --
   For the Ten Months Ended
     October 31, 2000
   Class A......................    13.72        (0.02)         0.04          0.02           --         (0.11)             --
   Class B......................    13.58        (0.06)        (0.01)        (0.07)          --         (0.11)             --
   Class C......................    13.58        (0.06)         0.00         (0.06)          --         (0.11)             --
   Class Y......................    13.83         0.02          0.04          0.06           --         (0.11)             --
   For the Year Ended December
     31, 1999
   Class A......................    11.45         0.01          2.36          2.37           --         (0.10)             --
   Class B......................    11.41        (0.02)         2.29          2.27           --         (0.10)             --
   Class C......................    11.41(f)     (0.03)(f)      2.30(f)       2.27(f)        --(f)      (0.10)(f)          --(f)
   Class Y......................    11.48         0.06          2.39          2.45           --         (0.10)             --
   From inception April 30,
     1998, through December 31,
     1998
   Class A......................    10.00         0.02          1.45          1.47           --            --            (.02)
   Class B......................    10.00        (0.01)         1.43          1.42           --            --           (0.01)
   Class Y......................    10.00         0.05          1.46          1.51           --            --             .03)
   From inception August 1,
     1998, through December 31,
     1998
   Class C......................    10.14(f)      0.01(f)       1.29(f)       1.30(f)        --(f)         --(f)         (.03)(f)

---------------
(a) Information presented relates to a share of capital outstanding throughout the indicated period.
(b) Annualized.
(c) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(d) Not annualized.
(e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f) Per share amounts have been restated to reflect a reverse stock split for Class C shares effective February 11, 1999 (See Note 11).

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




                                                        -- RATIOS AND SUPPLEMENTAL DATA --
---------------------------------------------------------------------------------------------------------
                                                                                            RATIO OF
                                                                                            EXPENSES
                                                                        NET ASSETS         TO AVERAGE
                          NET INCREASE      NET ASSET                   AT END OF          NET ASSETS
              TOTAL       (DECREASE) IN     VALUE AT        TOTAL         PERIOD       BEFORE WAIVERS AND
          DISTRIBUTIONS    NET ASSETS     END OF PERIOD   RETURN(c)   (IN THOUSANDS)     REIMBURSEMENTS
          -------------   -------------   -------------   ---------   --------------   ------------------
             $(1.06)         $(3.32)         $20.08        (10.06)%     $1,114,405             1.31%(b)
              (1.06)          (3.32)          19.37        (10.39)         552,550             1.97(b)
              (1.06)          (3.31)          19.37        (10.35)         494,239             1.96(b)
              (1.06)          (3.32)          20.53         (9.86)          31,143             0.80(b)
              (0.21)          (0.24)          23.40         (0.14)(d)    1,067,970             1.32(b)
              (0.21)          (0.37)          22.69         (0.71)(d)      578,402             1.99(b)
              (0.21)          (0.37)          22.68         (0.71)(d)      492,996             1.98(b)
              (0.21)          (0.14)          23.85          0.28(d)        32,123             0.80(b)
              (0.42)           3.94           23.64         22.31          752,763             1.38
              (0.42)           3.70           23.06         21.46          462,318             2.03
              (0.42)(f)        3.69(f)        23.05(f)      21.40          305,566             2.07
              (0.42)           4.10           23.99         22.91           31,129             0.91
              (0.20)           4.54           19.70         31.33          268,226             1.49
              (0.20)           4.35           19.36         30.38          185,205             2.16
              (0.20)           4.64           19.89         31.80            7,919             0.96
              (0.37)(f)        0.83(f)        19.36(f)       6.60(d)        36,039             2.24(b)
              (0.03)           3.63           15.16         31.78           65,763             1.69
              (0.03)           3.51           15.01         30.82           35,294             2.38
              (0.03)           3.70           15.25         32.33            5,510             1.11
              (0.02)           1.53           11.53         15.50(d)         6,273             4.01(b)
              (0.02)           1.50           11.50         15.20(d)         1,254             7.76(b)
              (0.03)           1.55           11.55         15.80(d)            44           133.50(b)
              (0.52)          (1.58)          12.05         (8.00)         240,980             1.39(b)
              (0.52)          (1.60)          11.80         (8.30)          46,588             2.06(b)
              (0.52)          (1.60)          11.81         (8.29)          69,020             2.05(b)
              (0.52)          (1.56)          12.22         (7.77)             481             0.95(b)
              (0.11)          (0.09)          13.63          0.15(d)       197,176             1.43(b)
              (0.11)          (0.18)          13.40         (0.51)(d)       41,126             2.11(b)
              (0.11)          (0.17)          13.41         (0.44)(d)       63,650             2.09(b)
              (0.11)          (0.05)          13.78          0.44(d)           490             0.95(b)
              (0.10)           2.27           13.72         20.80           74,764             1.49
              (0.10)           2.17           13.58         20.00           20,375             2.13
              (0.10)(f)        2.17(f)        13.58(f)      19.98           29,265             2.16
              (0.10)           2.35           13.83         21.45              480             0.93
              (0.02)           1.45           11.45         14.78(d)        11,120             1.63(b)
              (0.01)           1.41           11.41         14.21(d)         3,538             2.32(b)
              (0.03)           1.48           11.48         15.18(d)           386             1.20(b)
              (0.03)(f)        1.27(f)        11.41(f)      12.80(d)         3,726             2.38(b)

               -- RATIOS AND SUPPLEMENTAL DATA --
---------  ------------------------------
               RATIO OF         RATIO OF
               EXPENSES           NET
              TO AVERAGE       INVESTMENT
              NET ASSETS         INCOME     PORTFOLIO
           AFTER WAIVERS AND   TO AVERAGE   TURNOVER
            REIMBURSEMENTS     NET ASSETS    RATE(e)
           -----------------   ----------   ---------
                 1.26%(b)         0.06%(b)     23.2%
                 1.97(b)         (0.66)(b)       --
                 1.96(b)         (0.65)(b)       --
                 0.80(b)          0.51(b)        --
                 1.27(b)         (0.19)(b)     37.9
                 1.99(b)         (0.90)(b)       --
                 1.98(b)         (0.90)(b)       --
                 0.80(b)          0.28(b)        --
                 1.33            (0.06)        33.6
                 2.03            (0.75)          --
                 2.07            (0.78)          --
                 0.91             0.36           --
                 1.44            (0.07)        37.0
                 2.15            (0.77)          --
                 0.96             0.36           --
                 2.15(b)         (0.76)(b)       --
                 1.45             0.06         42.8
                 2.15            (0.66)          --
                 1.00             0.53           --
                 1.45(b)          0.71(b)      11.9
                 2.15(b)         (0.12)(b)       --
                 1.00(b)          1.37(b)        --
                 1.34(b)         (0.03)(b)     38.8
                 2.06(b)         (0.76)(b)       --
                 2.05(b)         (0.75)(b)       --
                 0.95(b)          0.35(b)        --
                 1.38(b)         (0.17)(b)     62.6
                 2.11(b)         (0.90)(b)       --
                 2.09(b)         (0.88)(b)       --
                 0.95(b)          0.26(b)        --
                 1.44             0.01         53.0
                 2.13            (0.68)          --
                 2.15            (0.69)          --
                 0.93             0.51           --
                 1.45(b)          0.23(b)      35.1
                 2.15(b)         (0.47)(b)       --
                 1.00(b)          0.76(b)        --
                 2.15(b)         (0.53)(b)       --

 THE HARTFORD MUTUAL FUNDS, INC.

 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------





                                  -- SELECTED PER-SHARE DATA(a) --
                                  -----------------------------------------------------------------------------------------------
                                                           NET REALIZED
                                                               AND                                  DISTRIBUTIONS
                                  NET ASSET      NET        UNREALIZED                 DIVIDENDS        FROM
                                  VALUE AT    INVESTMENT       GAIN       TOTAL FROM    FROM NET      REALIZED      DISTRIBUTIONS
                                  BEGINNING     INCOME      (LOSS) ON     INVESTMENT   INVESTMENT      CAPITAL          FROM
                                  OF PERIOD     (LOSS)     INVESTMENTS    OPERATIONS     INCOME         GAINS          CAPITAL
                                  ---------   ----------   ------------   ----------   ----------   -------------   -------------
THE HARTFORD DIVIDEND AND GROWTH
 FUND
   For the Six Months Ended
     April 30, 2001 (Unaudited)
   Class A......................   $17.78       $ 0.09        $ 0.28        $ 0.37       $(0.09)       $(0.77)         $   --
   Class B......................    17.60         0.04          0.28          0.32        (0.04)        (0.77)             --
   Class C......................    17.57         0.05          0.26          0.31        (0.04)        (0.77)             --
   Class Y......................    17.96         0.12          0.31          0.43        (0.12)        (0.77)             --
   For the Ten Months Ended
     October 31, 2000
   Class A......................    16.85         0.15          0.99          1.13        (0.12)        (0.08)             --
   Class B......................    16.69         0.04          0.99          1.02        (0.04)        (0.08)             --
   Class C......................    16.67         0.07          0.96          1.02        (0.04)        (0.08)             --
   Class Y......................    16.96         0.22          1.03          1.23        (0.16)        (0.08)             --
   For the Year Ended December
     31, 1999
   Class A......................    16.62         0.15          0.60          0.75        (0.17)        (0.35)             --
   Class B......................    16.47         0.04          0.58          0.62        (0.05)        (0.35)             --
   Class C......................    16.48(f)      0.04(f)       0.58(f)       0.62(f)     (0.08)(f)     (0.35)(f)          --(f)
   Class Y......................    16.69         0.21          0.63          0.84        (0.22)        (0.35)             --
   For the Year Ended December
     31, 1998
   Class A......................    14.72         0.15          1.97          2.12        (0.15)        (0.07)             --
   Class B......................    14.61         0.06          1.92          1.98        (0.05)        (0.07)             --
   Class Y......................    14.77         0.24          1.94          2.18        (0.19)        (0.07)             --
   From inception August 1,
     1998, through December 31,
     1998
   Class C......................    15.94(f)      0.05(f)       0.70(f)       0.75(f)     (0.10)(f)     (0.11)(f)          --(f)
   For the Year Ended December
     31, 1997
   Class A......................    11.45         0.13          3.40          3.53        (0.12)        (0.14)             --
   Class B......................    11.40         0.13          3.30          3.43        (0.08)        (0.14)             --
   Class Y......................    11.46         0.21          3.39          3.60        (0.15)        (0.14)             --
   From inception July 1, 1996
     to December 31, 1996
   Class A......................    10.00         0.07          1.46          1.53        (0.06)        (0.02)             --
   Class B......................    10.00         0.01          1.48          1.49        (0.07)        (0.02)             --
   Class Y......................    10.00         0.02          1.53          1.55        (0.07)        (0.02)             --
THE HARTFORD ADVISERS FUND
   For the Six Months Ended
     April 30, 2001 (Unaudited)
   Class A......................    17.07         0.16         (0.80)        (0.64)       (0.16)        (0.64)             --
   Class B......................    16.90         0.11         (0.79)        (0.68)       (0.11)        (0.64)             --
   Class C......................    17.05         0.11         (0.80)        (0.69)       (0.11)        (0.64)             --
   Class Y......................    17.24         0.19         (0.81)        (0.62)       (0.18)        (0.64)             --
   For the Ten Months Ended
     October 31, 2000
   Class A......................    17.02         0.24          0.19          0.43        (0.22)        (0.16)             --
   Class B......................    16.87         0.15          0.17          0.32        (0.13)        (0.16)             --
   Class C......................    17.02         0.15          0.17          0.32        (0.13)        (0.16)             --
   Class Y......................    17.16         0.33          0.16          0.49        (0.25)        (0.16)             --
   For the Year Ended December
     31, 1999
   Class A......................    15.71         0.27          1.60          1.87        (0.25)        (0.31)             --
   Class B......................    15.59         0.16          1.58          1.74        (0.15)        (0.31)             --
   Class C......................    15.73(f)      0.17(f)       1.58(f)       1.75(f)     (0.15)(f)     (0.31)(f)          --(f)
   Class Y......................    15.80         0.35          1.61          1.96        (0.29)        (0.31)             --
   For the Year Ended December
     31, 1998
   Class A......................    13.41         0.23          2.58          2.81        (0.25)        (0.26)             --
   Class B......................    13.33         0.15          2.54          2.69        (0.17)        (0.26)             --
   Class Y......................    13.46         0.29          2.59          2.88        (0.28)        (0.26)             --
   From inception August 1,
     1998, through December 31,
     1998
   Class C......................    15.56(f)      0.16(f)       0.64(f)       0.80(f)     (0.22)(f)     (0.40)(f)          --(f)
   For the Year Ended December
     31, 1997
   Class A......................    11.08         0.16          2.41          2.57        (0.17)        (0.07)             --
   Class B......................    11.05         0.16          2.31          2.47        (0.12)        (0.07)             --
   Class Y......................    11.10         0.31          2.32          2.63        (0.20)        (0.07)             --
   From inception July 1, 1996
     to December 31, 1996
   Class A......................    10.00         0.09          1.07          1.16        (0.08)           --              --
   Class B......................    10.00         0.02          1.11          1.13        (0.08)           --              --
   Class Y......................    10.00         0.03          1.16          1.19        (0.09)           --              --

---------------
(a) Information presented relates to a share of capital outstanding throughout the indicated period.
(b) Annualized.
(c) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(d) Not annualized.
(e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f) Per share amounts have been restated to reflect a reverse stock split for Class C shares effective February 11, 1999 (See Note 11).

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




                                                        -- RATIOS AND SUPPLEMENTAL DATA --
---------------------------------------------------------------------------------------------------------
                                                                                            RATIO OF
                                                                                            EXPENSES
                                                                        NET ASSETS         TO AVERAGE
                          NET INCREASE      NET ASSET                   AT END OF          NET ASSETS
              TOTAL       (DECREASE) IN     VALUE AT        TOTAL         PERIOD       BEFORE WAIVERS AND
          DISTRIBUTIONS    NET ASSETS     END OF PERIOD   RETURN(c)   (IN THOUSANDS)     REIMBURSEMENTS
          -------------   -------------   -------------   ---------   --------------   ------------------
             $(0.86)         $(0.49)         $17.29          2.26%      $  410,748             1.33%(b)
              (0.81)          (0.49)          17.11          1.91          139,508             2.00(b)
              (0.81)          (0.50)          17.07          1.89           97,282             1.97(b)
              (0.89)          (0.46)          17.50          2.54           26,387             0.84(b)
              (0.20)           0.93           17.78          6.77(d)       294,903             1.36(b)
              (0.11)           0.91           17.60          6.17(d)       118,936             2.03(b)
              (0.12)           0.90           17.57          6.17(d)        63,503             2.03(b)
              (0.23)           1.00           17.96          7.37(d)        22,441             0.85(b)
              (0.52)           0.23           16.85          4.57          242,054             1.38
              (0.40)           0.22           16.69          3.82          121,977             2.02
              (0.43)(f)        0.19(f)        16.67(f)       3.76           42,869             2.07
              (0.57)           0.27           16.96          5.10           23,616             0.87
              (0.22)           1.90           16.62         14.47          182,495             1.43
              (0.12)           1.86           16.47         13.62          108,344             2.10
              (0.26)           1.92           16.69         14.86           17,098             0.91
              (0.21)(f)        0.54(f)        16.48(f)       4.82(d)         9,682             2.20(b)
              (0.26)           3.27           14.72         30.99           67,861             1.64
              (0.22)           3.21           14.61         30.20           33,730             2.34
              (0.29)           3.31           14.77         31.59           13,236             1.09
              (0.08)           1.45           11.45         15.29(d)         6,083             4.17(b)
              (0.09)           1.40           11.40         14.82(d)        33,741            12.97(b)
              (0.09)           1.46           11.46         15.49(d)        13,241           141.53(b)
              (0.80)          (1.44)          15.63         (3.87)       1,022,069             1.24(b)
              (0.75)          (1.43)          15.47         (4.19)         649,656             1.91(b)
              (0.75)          (1.44)          15.61         (4.21)         467,825             1.90(b)
              (0.82)          (1.44)          15.80         (3.69)          62,582             0.75(b)
              (0.38)           0.05           17.07          2.52(d)       893,954             1.26(b)
              (0.29)           0.03           16.90          1.89(d)       631,930             1.92(b)
              (0.29)           0.03           17.05          1.89(d)       432,171             1.92(b)
              (0.41)           0.08           17.24          2.90(d)        64,889             0.75(b)
              (0.56)           1.31           17.02         12.08          693,136             1.31
              (0.46)           1.28           16.87         11.29          555,338             1.97
              (0.46)(f)        1.29(f)        17.02(f)      11.29          323,631             1.99
              (0.60)           1.36           17.16         12.62           68,133             0.79
              (0.51)           2.30           15.71         21.09          316,435             1.43
              (0.43)           2.26           15.59         20.27          237,959             2.11
              (0.54)           2.34           15.80         21.62           57,891             0.90
              (0.62)(f)        0.17(f)        15.73(f)       5.25(d)        54,907             2.18(b)
              (0.24)           2.33           13.41         23.30           98,633             1.60
              (0.19)           2.28           13.33         22.44           39,334             2.31
              (0.27)           2.36           13.46         23.80           39,773             1.03
              (0.08)           1.08           11.08         11.56(d)        14,347             2.99(b)
              (0.08)           1.05           11.05         11.28(d)         1,499             6.71(b)
              (0.09)           1.10           11.10         11.88(d)            34           144.82(b)

               -- RATIOS AND SUPPLEMENTAL DATA --
---------  ------------------------------
               RATIO OF         RATIO OF
               EXPENSES           NET
              TO AVERAGE       INVESTMENT
              NET ASSETS         INCOME     PORTFOLIO
           AFTER WAIVERS AND   TO AVERAGE   TURNOVER
            REIMBURSEMENTS     NET ASSETS    RATE(e)
           -----------------   ----------   ---------
                 1.28%(b)         1.09%(b)     28.7%
                 2.00(b)          0.36(b)        --
                 1.97(b)          0.39(b)        --
                 0.84(b)          1.53(b)        --
                 1.31(b)          0.99(b)      56.2
                 2.03(b)          0.27(b)        --
                 2.03(b)          0.27(b)        --
                 0.85(b)          1.45(b)        --
                 1.33             0.94         50.2
                 2.02             0.25           --
                 2.07             0.21           --
                 0.87             1.42           --
                 1.38             1.08         46.4
                 2.10             0.39           --
                 0.91             1.53           --
                 2.10(b)          0.23(b)        --
                 1.40             1.42         28.8
                 2.10             0.69           --
                 0.95             1.83           --
                 1.40(b)          1.95(b)      29.8
                 2.10(b)          0.82(b)        --
                 0.95(b)          2.41(b)        --
                 1.19(b)          2.09(b)      23.9
                 1.91(b)          1.38(b)        --
                 1.90(b)          1.39(b)        --
                 0.75(b)          2.54(b)        --
                 1.21(b)          1.76(b)      38.4
                 1.92(b)          1.05(b)        --
                 1.92(b)          1.05(b)        --
                 0.75(b)          2.22(b)        --
                 1.26             1.72         34.6
                 1.97             1.00           --
                 1.99             0.99           --
                 0.79             2.18           --
                 1.38             1.67         40.2
                 2.10             0.98           --
                 0.90             2.09           --
                 2.10(b)          1.06(b)        --
                 1.40             1.54         38.6
                 2.10             0.80           --
                 0.95             2.08           --
                 1.40(b)          2.13(b)      19.8
                 2.10(b)          1.24(b)        --
                 0.95(b)          2.75(b)        --

 THE HARTFORD MUTUAL FUNDS, INC.

 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------





                                  -- SELECTED PER-SHARE DATA(a) --
                                  -----------------------------------------------------------------------------------------------
                                                           NET REALIZED
                                                               AND                                  DISTRIBUTIONS
                                  NET ASSET      NET        UNREALIZED                 DIVIDENDS        FROM
                                  VALUE AT    INVESTMENT       GAIN       TOTAL FROM    FROM NET      REALIZED      DISTRIBUTIONS
                                  BEGINNING     INCOME      (LOSS) ON     INVESTMENT   INVESTMENT      CAPITAL          FROM
                                  OF PERIOD     (LOSS)     INVESTMENTS    OPERATIONS     INCOME         GAINS          CAPITAL
                                  ---------   ----------   ------------   ----------   ----------   -------------   -------------
THE HARTFORD HIGH YIELD FUND
   For the Six Months Ended
     April 30, 2001 (Unaudited)
   Class A......................   $ 9.06       $ 0.40        $   --        $ 0.40       $(0.40)       $   --          $   --
   Class B......................     9.05         0.37         (0.01)         0.36        (0.37)           --              --
   Class C......................     9.05         0.37            --          0.37        (0.37)           --              --
   Class Y......................     9.10         0.42         (0.01)         0.41        (0.42)           --              --
   For the Ten Months Ended
     October 31, 2000
   Class A......................     9.75         0.66         (0.69)        (0.03)       (0.66)           --              --
   Class B......................     9.74         0.62          0.71         (0.09)       (0.60)           --              --
   Class C......................     9.74         0.61         (0.70)        (0.09)       (0.60)           --              --
   Class Y......................     9.78         0.69         (0.69)        (0.00)       (0.68)           --              --
   For the Year Ended December
     31, 1999
   Class A......................    10.15         0.75         (0.40)         0.35        (0.75)           --              --
   Class B......................    10.14         0.68         (0.40)         0.28        (0.68)           --              --
   Class C......................    10.14         0.68         (0.40)         0.28        (0.68)           --              --
   Class Y......................    10.16         0.78         (0.39)         0.39        (0.77)           --              --
   From inception September 30,
     1998, through December 31,
     1998
   Class A......................    10.00         0.19          0.13          0.32        (0.17)           --              --
   Class B......................    10.00         0.16          0.14          0.30        (0.16)           --              --
   Class C......................    10.00         0.16          0.14          0.30        (0.16)           --              --
   Class Y......................    10.00         0.21          0.13          0.34        (0.18)           --              --
THE HARTFORD BOND INCOME
 STRATEGY FUND
   For the Six Months Ended
     April 30, 2001 (Unaudited)
   Class A......................    10.14         0.29          0.38          0.67        (0.27)           --              --
   Class B......................    10.10         0.27          0.37          0.64        (0.24)           --              --
   Class C......................    10.14         0.27          0.36          0.63        (0.24)           --              --
   Class Y......................    10.22         0.33          0.37          0.70        (0.30)           --              --
   For the Ten Months Ended
     October 31, 2000
   Class A......................     9.93         0.45          0.24          0.69        (0.48)           --              --
   Class B......................     9.90         0.39          0.24          0.63        (0.43)           --              --
   Class C......................     9.93         0.40          0.24          0.64        (0.43)           --              --
   Class Y......................     9.99         0.50          0.24          0.74        (0.51)           --              --
   For the Year Ended December
     31, 1999
   Class A......................    10.76         0.54         (0.83)        (0.29)       (0.52)        (0.02)             --
   Class B......................    10.72         0.47         (0.82)        (0.35)       (0.45)        (0.02)             --
   Class C......................    10.76(f)      0.47(f)      (0.82)(f)     (0.35)(f)    (0.46)(f)     (0.02)(f)          --(f)
   Class Y......................    10.81         0.55         (0.80)        (0.25)       (0.55)        (0.02)             --
   For the Year Ended December
     31, 1998
   Class A......................    10.61         0.54          0.23          0.77        (0.54)        (0.08)             --
   Class B......................    10.58         0.47          0.22          0.69        (0.47)        (0.08)             --
   Class Y......................    10.64         0.58          0.24          0.82        (0.57)        (0.08)             --
   From inception August 1,
     1998, through December 31,
     1998
   Class C......................    10.70(f)      0.19(f)       0.15(f)       0.34(f)     (0.21)(f)     (0.07)(f)          --(f)
   For the Year Ended December
     31, 1997
   Class A......................    10.26         0.57          0.50          1.07        (0.56)        (0.16)             --
   Class B......................    10.25         0.53          0.46          0.99        (0.50)        (0.16)             --
   Class Y......................    10.27         0.58          0.54          1.12        (0.59)        (0.16)             --
   From inception July 1, 1996
     to December 31, 1996
   Class A......................    10.00         0.26          0.31          0.57        (0.25)        (0.06)             --
   Class B......................    10.00         0.20          0.34          0.54        (0.23)        (0.06)             --
   Class Y......................    10.00         0.28          0.31          0.59        (0.26)        (0.06)             --

---------------
(a) Information presented relates to a share of capital outstanding throughout the indicated period.
(b) Annualized.
(c) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(d) Not annualized.
(e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f) Per share amounts have been restated to reflect a reverse stock split for Class C shares effective February 11, 1999 (See Note 11).

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




                                                        -- RATIOS AND SUPPLEMENTAL DATA --
---------------------------------------------------------------------------------------------------------
                                                                                            RATIO OF
                                                                                            EXPENSES
                                                                        NET ASSETS         TO AVERAGE
                          NET INCREASE      NET ASSET                   AT END OF          NET ASSETS
              TOTAL       (DECREASE) IN     VALUE AT        TOTAL         PERIOD       BEFORE WAIVERS AND
          DISTRIBUTIONS    NET ASSETS     END OF PERIOD   RETURN(c)   (IN THOUSANDS)     REIMBURSEMENTS
          -------------   -------------   -------------   ---------   --------------   ------------------
             $(0.40)         $   --          $ 9.06          4.41%       $34,045               1.35%(b)
              (0.37)          (0.01)           9.04          3.97         13,937               2.00(b)
              (0.37)             --            9.05          4.09         19,520               1.98(b)
              (0.42)          (0.01)           9.09          4.51          3,879               0.87(b)
              (0.66)          (0.69)           9.06         (0.35)(d)     23,214               1.38(b)
              (0.60)          (0.69)           9.05         (0.92)(d)      7,929               2.04(b)
              (0.60)          (0.69)           9.05         (0.90)(d)      9,534               2.04(b)
              (0.68)          (0.68)           9.10          0.02(d)       2,955               0.89(b)
              (0.75)          (0.40)           9.75          3.47         17,465               1.41
              (0.68)          (0.40)           9.74          2.80          7,436               2.08
              (0.68)          (0.40)           9.74          2.81          8,573               2.09
              (0.77)          (0.38)           9.78          3.98          2,314               0.90
              (0.17)           0.15           10.15          3.33(d)       8,507               1.58(b)
              (0.16)           0.14           10.14          3.09(d)       2,322               2.31(b)
              (0.16)           0.14           10.14          3.08(d)       2,278               2.31(b)
              (0.18)           0.16           10.16          3.51(d)       1,034               1.17(b)
              (0.27)           0.40           10.54          6.70         68,844               1.24(b)
              (0.24)           0.40           10.50          6.36         32,371               1.91(b)
              (0.24)           0.39           10.53          6.27         35,657               1.87(b)
              (0.30)           0.40           10.62          6.87         34,174               0.76(b)
              (0.48)           0.21           10.14          7.17(d)      37,290               1.29(b)
              (0.43)           0.20           10.10          6.48(d)      22,197               1.95(b)
              (0.43)           0.21           10.14          6.55(d)      16,886               1.94(b)
              (0.51)           0.23           10.22          7.60(d)      30,334               0.77(b)
              (0.54)          (0.83)           9.93         (2.71)        57,320               1.29
              (0.47)          (0.82)           9.90         (3.30)        21,442               1.94
              (0.48)(f)       (0.83)(f)        9.93(f)      (3.36)        18,136               1.97
              (0.57)          (0.82)           9.99         (2.31)        28,052               0.80
              (0.62)           0.15           10.76          7.48         47,143               1.32
              (0.55)           0.14           10.72          6.70         16,772               2.01
              (0.65)           0.17           10.81          7.98         10,766               0.84
              (0.27)(f)        0.06(f)        10.76(f)       3.19(d)       5,420               2.13(b)
              (0.72)           0.35           10.61         10.80         28,589               1.49
              (0.66)           0.33           10.58          9.96          5,745               2.19
              (0.75)           0.37           10.64         11.30          5,756               1.01
              (0.31)           0.26           10.26          5.73(d)      10,925               2.77(b)
              (0.29)           0.25           10.25          5.38(d)         124              22.36(b)
              (0.32)           0.27           10.27          5.95(d)           5             185.34(b)

               -- RATIOS AND SUPPLEMENTAL DATA --
---------  ------------------------------
               RATIO OF         RATIO OF
               EXPENSES           NET
              TO AVERAGE       INVESTMENT
              NET ASSETS         INCOME     PORTFOLIO
           AFTER WAIVERS AND   TO AVERAGE   TURNOVER
            REIMBURSEMENTS     NET ASSETS    RATE(e)
           -----------------   ----------   ---------
                 1.30%(b)         8.86%(b)     37.8%
                 2.00(b)          8.16(b)        --
                 1.98(b)          8.18(b)        --
                 0.87(b)          9.30(b)        --
                 1.33(b)          8.55(b)      57.2
                 2.04(b)          7.84(b)        --
                 2.04(b)          7.83(b)        --
                 0.89(b)          8.99(b)        --
                 1.36             7.74         53.0
                 2.08             7.03           --
                 2.09             7.01           --
                 0.90             8.20           --
                 1.40(b)          7.06(b)      10.9
                 2.10(b)          6.50(b)        --
                 2.10(b)          6.49(b)        --
                 0.95(b)          7.48(b)        --
                 1.19(b)          5.22(b)     110.3
                 1.91(b)          4.51(b)        --
                 1.87(b)          4.54(b)        --
                 0.76(b)          5.65(b)        --
                 1.24(b)          5.88(b)     139.9
                 1.95(b)          5.17(b)        --
                 1.94(b)          5.18(b)        --
                 0.77(b)          6.34(b)        --
                 1.24             5.32        113.4
                 1.94             4.62           --
                 1.95             4.62           --
                 0.80             5.77           --
                 1.25             5.04        135.0
                 1.95             4.32           --
                 0.80             5.48           --
                 1.95(b)          4.13(b)        --
                 1.25             5.59        220.5
                 1.95             4.85           --
                 0.80             5.98           --
                 1.25(b)          5.72(b)      75.5
                 1.95(b)          5.22(b)        --
                 0.80(b)          6.17(b)        --

 THE HARTFORD MUTUAL FUNDS, INC.

 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------





                                  -- SELECTED PER-SHARE DATA(a) --
                                  -----------------------------------------------------------------------------------------------
                                                           NET REALIZED
                                                               AND                                  DISTRIBUTIONS
                                  NET ASSET      NET        UNREALIZED                 DIVIDENDS        FROM
                                  VALUE AT    INVESTMENT       GAIN       TOTAL FROM    FROM NET      REALIZED      DISTRIBUTIONS
                                  BEGINNING     INCOME      (LOSS) ON     INVESTMENT   INVESTMENT      CAPITAL          FROM
                                  OF PERIOD     (LOSS)     INVESTMENTS    OPERATIONS     INCOME         GAINS          CAPITAL
                                  ---------   ----------   ------------   ----------   ----------   -------------   -------------
THE HARTFORD MONEY MARKET FUND
   For the Six Months Ended
     April 30, 2001 (Unaudited)
   Class A......................    $1.00       $0.03         $   --        $0.03        $(0.03)       $   --          $   --
   Class B......................     1.00        0.02             --         0.02         (0.02)           --              --
   Class C......................     1.00        0.02             --         0.02         (0.02)           --              --
   Class Y......................     1.00        0.03             --         0.03         (0.03)           --              --
   For the Ten Months Ended
     October 31, 2000
   Class A......................     1.00        0.04             --         0.04         (0.04)           --              --
   Class B......................     1.00        0.04             --         0.04         (0.04)           --              --
   Class C......................     1.00        0.04             --         0.04         (0.04)           --              --
   Class Y......................     1.00        0.05             --         0.05         (0.05)           --              --
   For the Year Ended December
     31, 1999
   Class A......................     1.00        0.04             --         0.04         (0.04)           --              --
   Class B......................     1.00        0.04             --         0.04         (0.04)           --              --
   Class C......................     1.00        0.04             --         0.04         (0.04)           --              --
   Class Y......................     1.00        0.05             --         0.05         (0.05)           --              --
   For the Year Ended December
     31, 1998
   Class A......................     1.00        0.05             --         0.05         (0.05)           --              --
   Class B......................     1.00        0.04             --         0.04         (0.04)           --              --
   Class Y......................     1.00        0.05             --         0.05         (0.05)           --              --
   From inception August 1,
     1998, through December 31,
     1998
   Class C......................     1.00        0.02             --         0.02         (0.02)           --              --
   For the Year Ended December
     31, 1997
   Class A......................     1.00        0.05             --         0.05         (0.05)           --              --
   Class Y......................     1.00        0.05             --         0.05         (0.05)           --              --
   From inception August 22,
     1997 to December 31, 1997
   Class B......................     1.00        0.01             --         0.01         (0.01)           --              --
   From inception July 1, 1996
     to December 31, 1996
   Class A......................     1.00        0.02             --         0.02         (0.02)           --              --
   Class Y......................     1.00        0.02             --         0.02         (0.02)           --              --

---------------
(a) Information presented relates to a share of capital outstanding throughout the indicated period.
(b) Annualized.
(c) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(d) Not annualized.
(e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f) Per share amounts have been restated to reflect a reverse stock split for Class C shares effective February 11, 1999 (See Note 11).

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------




                                                        -- RATIOS AND SUPPLEMENTAL DATA --
---------------------------------------------------------------------------------------------------------
                                                                                            RATIO OF
                                                                                            EXPENSES
                                                                        NET ASSETS         TO AVERAGE
                          NET INCREASE      NET ASSET                   AT END OF          NET ASSETS
              TOTAL       (DECREASE) IN     VALUE AT        TOTAL         PERIOD       BEFORE WAIVERS AND
          DISTRIBUTIONS    NET ASSETS     END OF PERIOD   RETURN(c)   (IN THOUSANDS)     REIMBURSEMENTS
          -------------   -------------   -------------   ---------   --------------   ------------------
             $(0.03)         $   --           $1.00         2.54%        $63,074                1.16%(b)
              (0.02)             --            1.00         2.19          29,195                1.82(b)
              (0.02)             --            1.00         2.20          44,478                1.82(b)
              (0.03)             --            1.00         2.77          20,138                0.62(b)
              (0.04)             --            1.00         4.54(d)       43,897                1.20(b)
              (0.04)             --            1.00         3.94(d)       14,974                1.85(b)
              (0.04)             --            1.00         3.93(d)        6,842                1.85(b)
              (0.05)             --            1.00         4.94(d)       18,325                0.65(b)
              (0.04)             --            1.00         4.32          44,663                1.15
              (0.04)             --            1.00         3.59          25,762                1.81
              (0.04)             --            1.00         3.59           9,904                1.84
              (0.05)             --            1.00         4.80           8,953                0.64
              (0.05)             --            1.00         4.69          29,424                1.25
              (0.04)             --            1.00         3.97          11,936                1.86
              (0.05)             --            1.00         5.16           5,320                0.71
              (0.02)             --            1.00         1.58(d)        1,203                2.02(b)
              (0.05)             --            1.00         4.73          22,578                1.28
              (0.05)             --            1.00         5.23           2,638                0.82
              (0.01)             --            1.00         1.45(d)        4,449                3.63(b)
              (0.02)             --            1.00         2.01(d)       10,754                2.75(b)
              (0.02)             --            1.00         2.34(d)         0.30            3,496.38(b)

               -- RATIOS AND SUPPLEMENTAL DATA --
---------  ------------------------------
               RATIO OF         RATIO OF
               EXPENSES           NET
              TO AVERAGE       INVESTMENT
              NET ASSETS         INCOME     PORTFOLIO
           AFTER WAIVERS AND   TO AVERAGE   TURNOVER
            REIMBURSEMENTS     NET ASSETS    RATE(e)
           -----------------   ----------   ---------
                 1.00%(b)         4.97%(b)     N/A
                 1.70(b)          4.27(b)       --
                 1.70(b)          4.28(b)       --
                 0.55(b)          5.42(b)       --
                 1.00(b)          5.35(b)      N/A
                 1.70(b)          4.65(b)       --
                 1.70(b)          4.65(b)       --
                 0.55(b)          5.80(b)       --
                 1.00             4.25         N/A
                 1.70             3.55          --
                 1.70             3.56          --
                 0.55             4.70          --
                 1.00             4.57         N/A
                 1.70             3.83          --
                 0.55             4.99          --
                 1.70(b)          3.57(b)       --
                 1.00             4.67         N/A
                 0.55             5.13          --
                 1.70(b)          3.92(b)       --
                 1.00(b)          4.49(b)      N/A
                 0.55(b)          4.56(b)       --

                                [HARTFORD LOGO]

                        PRIVACY POLICY AND PRACTICES OF
                  THE HARTFORD FINANCIAL SERVICES GROUP, INC.
                       AND ITS AFFILIATES (THE HARTFORD)

              APPLICABLE TO THE HARTFORD'S UNITED STATES CUSTOMERS

WE AT THE HARTFORD value our customers' trust and are committed to the responsible management, use and protection of personal information. All insurance companies must collect a certain amount of personal information to service customers and administer business. This notice describes our policy regarding the collection and disclosure of personal information.

     1) Personal information, as used in this notice, means information that identifies an individual personally and is not otherwise available to the public. It includes personal financial information such as credit history, income, financial benefits, policy or claim information. It also includes personal health information such as individual medical records or information about an illness, disability or injury.

     2) We collect personal information to support our normal business operations. We may obtain personal information directly from the customer, from customer-related transactions and from third parties, such as a consumer reporting agency. Personal information such as name, address, income, payment history or credit history are gathered from sources such as applications, transactions and consumer reports.

     3) The Hartford's employees have access to personal information in the course of doing their jobs, which includes underwriting policies, paying claims, developing new products or advising customers of our products and services.

     4) We may share personal financial information with our affiliates, such as insurance companies, banks, agents, brokerage firms and administrators.

     5) To service our customers and administer our business, we may also share information with unaffiliated third parties, including agents, brokerage firms, insurance companies, administrators and service providers and as otherwise permitted or required by law. In addition, we may share personal financial information with other unaffiliated third parties who are assisting us by performing services or functions, such as conducting surveys, marketing our products or services, or offering financial products or services under a joint agreement between us and one or more financial institutions.

     PRIOR TO SHARING PERSONAL INFORMATION WITH UNAFFILIATED THIRD PARTIES, EXCEPT AS DESCRIBED IN THIS POLICY, WE WILL GIVE AFFECTED CUSTOMERS AN OPPORTUNITY TO DIRECT THAT SUCH INFORMATION NOT BE DISCLOSED.

     6) We may disclose personal health information with proper written authorization or as otherwise permitted or required by law.

     7) We use manual and electronic security procedures to maintain the confidentiality and integrity of personal information in our possession and guard against its unauthorized access. Some techniques we employ to protect information include locked files, user authentication, encryption, firewall technology and the use of detection software.

     We are responsible for identifying information that must be protected, providing an adequate level of protection for that data and granting access to protected data only to individuals who must use it in the performance of their job-related duties. Employees who violate our Privacy Policy will be subject to disciplinary action, which may include termination.

     8) We will continue to follow this policy regarding personal information even when a customer relationship no longer exists.

The Hartford will notify customers of our Privacy Policy at the inception of our business relationship and annually thereafter. The Privacy Policy is subject to change at any time. We will notify customers of any modifications at least annually.